UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	Vanguard Variable Insurance Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1:	Schedule of Investments

Vanguard Variable Insurance Fund Money Market Portfolio Schedule of Investments March 31, 2008
	Yield 1	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (55.0%)

U.S. Government Securities (12.6%)
2 Federal Farm Credit Bank	4.506%	4/7/2008	1,000	1,000
2 Federal Home Loan Bank	3.558%	4/24/2008	5,000	4,999
2 Federal Home Loan Bank	2.945%	5/18/2008	35,000	35,000
2 Federal Home Loan Bank	2.889%	6/5/2008	13,000	12,999
2 Federal Home Loan Bank	2.650%	6/17/2008	20,000	19,997
2 Federal Home Loan Bank	2.429%	6/19/2008	15,000	14,998
2 Federal Home Loan Bank	2.449%	6/23/2008	7,000	6,999
2 Federal Home Loan Mortgage Corp.	2.436%	6/26/2008	40,000	39,986
2 Federal Home Loan Mortgage Corp.	2.511%	6/30/2008	25,000	24,995
2 Federal National Mortgage Assn.	4.476%	4/7/2008	50,000	49,981
2 Federal National Mortgage Assn.	2.436%	6/26/2008	13,000	12,995
U.S. Treasury Note	4.875%	8/31/2008	15,000	15,220

				239,169

Agency Bonds & Notes (42.4%)
2 Federal Home Loan Bank	4.203%	5/16/2008	15,000	14,923
2 Federal Home Loan Bank	3.991%	5/28/2008	3,500	3,478
2 Federal Home Loan Mortgage Corp.	4.258%	5/12/2008	5,625	5,598
2 Federal Home Loan Mortgage Corp.	4.306%	5/19/2008	25,000	24,860
2 Federal Home Loan Mortgage Corp.	4.982%	5/30/2008	10,000	9,936
2 Federal Home Loan Mortgage Corp.	3.881%	6/5/2008	12,000	11,917
2 Federal National Mortgage Assn.	4.010%	4/9/2008	30,393	30,366
2 Federal National Mortgage Assn.	3.651%	4/16/2008	10,000	9,985
2 Federal National Mortgage Assn.	4.248%	5/14/2008	5,000	4,975
2 Federal National Mortgage Assn.	4.246%	5/30/2008	3,284	3,262
2 Federal National Mortgage Assn.	4.929%	7/18/2008	5,000	4,929
2 Federal National Mortgage Assn.	4.943%	7/25/2008	5,835	5,747
U.S. Treasury Bill	1.242%	5/8/2008	40,000	39,949
U.S. Treasury Bill	1.273%	5/29/2008	50,000	49,898
U.S. Treasury Bill	1.800%-3.242%	6/5/2008	60,000	59,743
U.S. Treasury Bill	1.425%	6/12/2008	70,000	69,801
U.S. Treasury Bill	2.430%	7/24/2008	25,000	24,810
U.S. Treasury Bill	2.337%	7/31/2008	15,000	14,884
U.S. Treasury Bill	1.256%-2.184%	8/7/2008	90,000	89,389
U.S. Treasury Bill	2.102%	8/14/2008	80,000	79,376
U.S. Treasury Bill	2.061%	8/21/2008	40,000	39,678
U.S. Treasury Bill	2.092%	8/28/2008	100,000	99,143
U.S. Treasury Bill	1.827%	9/4/2008	35,000	34,725
U.S. Treasury Bill	1.461%	9/11/2008	50,000	49,672
U.S. Treasury Bill	1.512%	10/2/2008	20,000	19,848

				800,892

Total U.S. Government and Agency Obligations
(Cost $1,040,062)				1,040,061

Commercial Paper (8.7%)

Bank Holding Companies (0.3%)
HSBC USA, Inc.	4.225%	4/11/2008	2,000	1,998
State Street Corp.	3.456%	4/11/2008	4,000	3,996

				5,994

Finance—Automobiles (0.9%)
American Honda Finance	3.885%-3.886%	4/10/2008	2,000	1,998
American Honda Finance	3.989%-4.021%	4/11/2008	3,000	2,997
Toyota Motor Credit Corp.	4.195%	4/9/2008	4,500	4,496
Toyota Motor Credit Corp.	3.788%	4/21/2008	1,000	998
Toyota Motor Credit Corp.	4.593%	5/13/2008	2,000	1,990
Toyota Motor Credit Corp.	2.668%	6/5/2008	5,000	4,976

				17,455

Finance—Other (0.8%)
General Electric Capital Corp.	4.478%	6/17/2008	15,000	14,860

Foreign Banks (4.0%)
3 Australia & New Zealand Banking Group, Ltd.	2.993%	5/5/2008	2,000	1,994
3 Australia & New Zealand Banking Group, Ltd.	2.981%	5/6/2008	1,000	997
3 Australia & New Zealand Banking Group, Ltd.	3.002%	5/14/2008	3,000	2,989
CBA (Delaware) Finance Inc.	4.623%	4/4/2008	4,000	3,999
CBA (Delaware) Finance Inc.	2.475%	6/16/2008	1,000	995
3 Danske Corp.	3.027%	4/1/2008	3,000	3,000
3 Danske Corp.	2.460%	6/16/2008	4,500	4,477
3 Danske Corp.	2.638%	6/27/2008	5,000	4,968
Dexia Delaware LLC	3.430%	4/22/2008	6,000	5,988
Dexia Delaware LLC	3.000%	5/21/2008	5,000	4,979
Dexia Delaware LLC	2.952%	6/2/2008	10,000	9,950
Dexia Delaware LLC	2.942%	6/3/2008	7,000	6,964
HSBC USA, Inc.	3.200%	4/18/2008	2,000	1,997
Lloyds TSB Bank PLC	2.957%	4/8/2008	3,000	2,998
Nordea North America Inc.	3.905%	4/15/2008	2,000	1,997
Svenska Handelsbanken, Inc.	4.158%	4/2/2008	1,500	1,500
Svenska Handelsbanken, Inc.	3.223%	4/18/2008	2,000	1,997
Svenska Handelsbanken, Inc.	2.993%	5/5/2008	3,000	2,992
UBS Finance (Delaware), LLC	3.243%	4/11/2008	5,500	5,495
3 Westpac Banking Corp.	4.657%	4/30/2008	5,000	4,982

				75,258

Foreign Industrial (2.0%)
3 BP Capital Markets PLC	4.512%	4/28/2008	2,000	1,993
3 BP Capital Markets PLC	4.572%	4/30/2008	8,000	7,971
3 Nestle Capital Corp.	2.773%	5/16/2008	4,000	3,986
3 Nestle Capital Corp.	2.779%	5/20/2008	5,000	4,981
3 Nestle Capital Corp.	4.505%	5/21/2008	2,000	1,988
3 Nestle Capital Corp.	2.781%	6/4/2008	1,000	995
3 Nestle Capital Corp.	2.688%	8/4/2008	1,646	1,631
3 Nestle Capital Corp.	2.681%	8/29/2008	7,000	6,923
Nestle Finance International Ltd.	3.580%	4/16/2008	6,227	6,218
3 Procter & Gamble International Funding SCA	2.576%	4/11/2008	2,000	1,999

				38,685

Industrial (0.7%)
3 Coca Cola Co.	1.958%	5/29/2008	2,000	1,994
Minnesota Mining & Manufacturing 3M Co.	1.906%	5/23/2008	1,500	1,496
3 Pfizer Inc.	4.511%	5/15/2008	3,000	2,984
3 Wal-Mart Stores, Inc.	2.508%	4/28/2008	750	749
3 Wal-Mart Stores, Inc.	1.935%	5/5/2008	2,000	1,996
3 Wal-Mart Stores, Inc.	2.020%	9/23/2008	3,400	3,367

				12,586

Total Commercial Paper
(Cost $164,836)				164,838

Certificates of Deposit (27.8%)

Certificates of Deposit—U.S. Banks (7.7%)
Bank of America, N.A.	2.800%	6/16/2008	9,000	9,000
Branch Banking & Trust Co.	4.215%	4/8/2008	4,500	4,500
Branch Banking & Trust Co.	2.930%	5/1/2008	13,000	13,000
Branch Banking & Trust Co.	2.960%	5/5/2008	4,000	4,000
Branch Banking & Trust Co.	2.950%	5/8/2008	7,000	7,000
Citibank, N.A.	3.070%	5/6/2008	13,000	13,000
HSBC Bank USA, NA	4.230%	4/10/2008	4,000	4,000
HSBC Bank USA, NA	4.000%	4/15/2008	2,000	2,000
HSBC Bank USA, NA	3.800%	4/16/2008	4,000	4,000
JPMorgan Chase Bank NA	2.970%	5/21/2008	9,250	9,250
State Street Bank & Trust	2.950%	6/2/2008	4,000	4,000
State Street Bank & Trust	2.740%	6/12/2008	9,000	9,000
State Street Bank & Trust	2.540%	6/19/2008	8,000	8,000
US Bank NA	2.990%	5/8/2008	3,000	3,000
US Bank NA	2.900%	5/12/2008	3,000	3,000
US Bank NA	2.900%	5/15/2008	3,000	3,000
US Bank NA	2.900%	5/30/2008	2,750	2,750
US Bank NA	2.700%	6/13/2008	3,000	3,000
Wachovia Bank NA	4.800%	5/27/2008	30,000	30,000
Wells Fargo Bank, N.A.	2.570%	5/13/2008	10,000	10,000

				145,500

Yankee Certificates of Deposit—U.S. Branches (20.1%)
Australia and New Zealand Banking Group
(New York Branch)	4.630%	4/2/2008	15,000	15,000
Banco Bilbao Vizcaya Argentaria,
SA (New York Branch)	4.635%	4/3/2008	8,000	8,000
Banco Bilbao Vizcaya Argentaria,
SA (New York Branch)	4.630%	4/4/2008	8,000	8,000
Banco Bilbao Vizcaya Argentaria,
SA (New York Branch)	4.680%	5/1/2008	10,000	10,000
Bank of Nova Scotia (Portland Branch)	4.400%	4/7/2008	10,000	10,000
Bank of Nova Scotia (Portland Branch)	4.230%	4/14/2008	10,000	10,000
Bank of Scotland PLC (New York Branch)	2.820%	6/16/2008	8,000	8,000
Bank of Scotland PLC (New York Branch)	2.760%	6/18/2008	8,000	8,000
Barclays Bank PLC (New York Branch)	2.650%	6/24/2008	10,000	10,000
BNP Paribas (New York Branch)	3.000%	4/1/2008	5,000	5,000
BNP Paribas (New York Branch)	4.380%	4/10/2008	10,000	10,000
BNP Paribas (New York Branch)	3.060%	5/22/2008	5,000	5,000
BNP Paribas (New York Branch)	2.940%	6/4/2008	5,000	5,000
Commonwealth Bank of Australia
(New York Branch)	2.580%	6/25/2008	2,000	2,000
Credit Suisse (New York Branch)	4.620%	4/2/2008	5,000	5,000
Credit Suisse (New York Branch)	5.280%	4/14/2008	9,000	9,002
Credit Suisse (New York Branch)	5.400%	6/5/2008	5,000	5,022
Deutsche Bank AG (New York Branch)	3.800%	4/21/2008	15,000	15,000
Deutsche Bank AG (New York Branch)	3.020%	5/5/2008	10,000	10,000
Deutsche Bank AG (New York Branch)	3.060%	5/6/2008	5,000	5,000
Fortis Bank NV-SA (New York Branch)	4.680%	4/1/2008	5,000	5,000
Fortis Bank NV-SA (New York Branch)	3.230%	4/30/2008	15,000	15,000
Fortis Bank NV-SA (New York Branch)	3.040%	5/21/2008	10,000	10,000
KBC Bank N.V. (New York Branch)	3.170%	4/3/2008	10,000	10,000
KBC Bank N.V. (New York Branch)	3.000%	4/4/2008	7,000	7,000
Lloyds TSB Bank PLC (New York Branch)	3.250%	4/24/2008	3,000	3,000
Lloyds TSB Bank PLC (New York Branch)	3.100%	4/25/2008	5,000	5,000
Nordea Bank Finland PLC
(New York Branch)	2.960%	4/1/2008	5,000	5,000
Nordea Bank Finland PLC
(New York Branch)	4.550%	4/3/2008	10,000	10,000
Rabobank Nederland (New York Branch)	3.000%	4/1/2008	10,000	10,000
Rabobank Nederland (New York Branch)	3.750%	4/17/2008	10,000	10,000
Rabobank Nederland (New York Branch)	2.950%	5/5/2008	8,000	8,000
Rabobank Nederland (New York Branch)	2.580%	6/25/2008	10,000	10,000
Royal Bank of Canada (New York Branch)	3.790%	4/16/2008	3,000	3,000
Royal Bank of Canada (New York Branch)	2.950%	5/12/2008	7,000	7,000
Royal Bank of Canada (New York Branch)	3.000%	5/19/2008	14,000	14,000
Royal Bank of Canada (New York Branch)	2.940%	6/3/2008	3,000	3,000
Royal Bank of Scotland PLC
(New York Branch)	4.350%	4/8/2008	15,000	15,000
Royal Bank of Scotland PLC
(New York Branch)	4.210%	4/14/2008	1,000	1,000
Royal Bank of Scotland PLC
(New York Branch)	4.880%	4/18/2008	1,000	1,001
Societe Generale (New York Branch)	2.850%	7/1/2008	10,000	10,000
Svenska Handelsbanken, AB
(New York Branch)	3.000%	4/1/2008	5,000	5,000
Toronto Dominion Bank (New York Branch)	4.980%	4/1/2008	8,000	8,000
Toronto Dominion Bank (New York Branch)	4.020%	4/15/2008	5,000	5,000
Toronto Dominion Bank (New York Branch)	3.000%	5/21/2008	5,000	5,000
Toronto Dominion Bank (New York Branch)	3.040%	5/22/2008	3,000	3,000
Toronto Dominion Bank (New York Branch)	2.550%	5/27/2008	5,000	5,000
UBS AG (Stamford Branch)	5.250%	4/10/2008	10,000	10,003
Westpac Banking Corp. (New York Branch)	4.700%	4/1/2008	10,000	10,000
Westpac Banking Corp. (New York Branch)	3.000%	5/6/2008	4,000	4,000

				380,028

Total Certificates of Deposit
(Cost $525,529)				525,528

Eurodollar Certificates of Deposit (8.6%)

ABN-AMRO Bank NV	4.450%	4/9/2008	3,000	3,000
ABN-AMRO Bank NV	3.950%	4/16/2008	10,000	10,000
Australia & New Zealand Banking Group, Ltd.	3.550%	4/24/2008	4,000	4,000
Banco Santander Central Hispano	4.430%	4/10/2008	2,000	2,000
Banco Santander Central Hispano	4.440%	4/10/2008	10,000	10,000
Banco Santander Central Hispano	4.000%	4/16/2008	2,000	2,000
Banco Santander Central Hispano	3.870%	4/18/2008	10,000	10,000
Commonwealth Bank of Australia	2.650%	6/27/2008	5,000	5,000
Credit Agricole S.A.	4.535%	4/8/2008	5,000	5,000
Credit Agricole S.A.	2.860%	6/16/2008	9,000	9,002
HSBC Bank PLC	3.800%	4/18/2008	10,000	10,000
HSBC Bank PLC	3.640%	4/24/2008	2,000	2,000
HSBC Bank PLC	3.640%	4/24/2008	2,000	2,000
ING Bank N.V.	4.610%	4/7/2008	15,000	15,000
ING Bank N.V.	3.870%	4/17/2008	5,000	5,000
ING Bank N.V.	3.180%	4/30/2008	10,000	10,000
KBC Bank N.V.	3.015%	5/6/2008	5,000	5,000
Lloyds TSB Bank PLC	4.640%	4/2/2008	7,000	7,000
Lloyds TSB Bank PLC	4.350%	4/9/2008	5,000	5,000
Lloyds TSB Bank PLC	4.000%	4/15/2008	5,000	5,000
National Australia Bank Ltd.	4.200%	4/14/2008	10,000	10,000
National Australia Bank Ltd.	3.160%	5/1/2008	5,000	5,000
National Australia Bank Ltd.	2.960%	6/5/2008	10,000	10,000
Societe Generale	4.630%	4/7/2008	8,000	8,000
Societe Generale	3.970%	4/16/2008	3,000	3,000

Total Eurodollar Certificates of Deposit
(Cost $162,002)				162,002

Repurchase Agreements (1.1%)
BNP Paribas Securities Corp.				2,000
(Dated 3/31/2008, Repurchase Value
$2,000,000 Collateralized by
Federal Home Loan Bank 4.650%, 9/26/2008)	2.280%	4/1/2008	2,000

Barclays Capital Inc.				6,000
(Dated 3/31/2008, Repurchase Value
$6,000,000 Collateralized by
Federal Home Loan Bank 3.375%, 2/27/2013)	2.300%	4/1/2008	6,000

Barclays Capital Inc.				1,354
(Dated 3/31/2008, Repurchase Value
$1,354,000 Collateralized by
Federal Home Loan Mortgage Corp. 3.250%, 2/25/2011)	2.600%	4/1/2008	1,354

Deutsche Bank Securities, Inc.				5,000
(Dated 3/31/2008, Repurchase Value
$5,000,000 Collateralized by
Federal Home Loan Mortgage Corp. 2.875%, 4/30/2010)	2.250%	4/1/2008	5,000

Greenwich Capital Markets, Inc.				4,000
(Dated 3/31/2008, Repurchase Value
$4,000,000 Collateralized by
Federal National Mortgage Assn. 5.000%, 5/11/2017)	2.300%	4/1/2008	4,000

J.P. Morgan Securities Inc.				2,000
(Dated 3/31/2008, Repurchase Value
$2,000,000 Collateralized by
Federal Home Loan Bank 4.750%, 4/24/2009)	2.300%	4/1/2008	2,000

RBC Capital MarketsCorp.				1,000
(Dated 3/31/2008, Repurchase Value
$1,000,000 Collateralized by
Federal Home Loan Bank 2.750%, 3/12/2010)	2.320%	4/1/2008	1,000

Total Repurchase Agreements
(Cost $21,354)				21,354

Total Investments (101.2%)
(Cost $1,913,783)				1,913,783

Other Assets and Liabilities - Net (-1.2%)				(23,604)

Net Assets (100%)				1,890,179

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At March 31, 2008, the aggregate value of these securities was $66,964,000, representing 3.5% of net assets.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

        Level 1 — quoted prices in active markets for identical securities.

         Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

        Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2008, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are considered to be valued using Level 2 inputs.

Vanguard Variable Insurance Total Bond Market Index Portfolio Schedule of Investments March 31, 2008
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government Securities (21.8%)

Obligations (69.9%)
U.S. Government Securities (21.8%)
U.S. Treasury Bond	3.625%	5/15/2013	300	317
U.S. Treasury Bond	12.000%	8/15/2013	1,200	1,247
U.S. Treasury Bond	13.250%	5/15/2014	170	191
U.S. Treasury Bond	12.500%	8/15/2014	275	315
U.S. Treasury Bond	4.000%	2/15/2015	50	54
U.S. Treasury Bond	11.250%	2/15/2015	3,575	5,423
U.S. Treasury Bond	10.625%	8/15/2015	35	53
U.S. Treasury Bond	9.875%	11/15/2015	3,500	5,118
U.S. Treasury Bond	9.250%	2/15/2016	75	107
U.S. Treasury Bond	7.250%	5/15/2016	1,060	1,362
U.S. Treasury Bond	7.500%	11/15/2016	2,775	3,626
U.S. Treasury Bond	8.750%	5/15/2017	7,875	11,099
U.S. Treasury Bond	8.875%	8/15/2017	7,075	10,077
U.S. Treasury Bond	4.250%	11/15/2017	25	27
U.S. Treasury Bond	8.875%	2/15/2019	5,535	8,046
U.S. Treasury Bond	8.125%	8/15/2019	195	272
U.S. Treasury Bond	8.500%	2/15/2020	65	93
U.S. Treasury Bond	8.750%	5/15/2020	150	220
U.S. Treasury Bond	8.750%	8/15/2020	9,075	13,327
U.S. Treasury Bond	7.875%	2/15/2021	2,880	3,993
U.S. Treasury Bond	8.125%	5/15/2021	610	864
U.S. Treasury Bond	8.125%	8/15/2021	2,975	4,225
U.S. Treasury Bond	8.000%	11/15/2021	1,195	1,685
U.S. Treasury Bond	7.250%	8/15/2022	210	281
U.S. Treasury Bond	7.625%	11/15/2022	40	55
U.S. Treasury Bond	7.125%	2/15/2023	415	550
U.S. Treasury Bond	7.625%	2/15/2025	4,250	5,982
U.S. Treasury Bond	6.875%	8/15/2025	725	956
U.S. Treasury Bond	6.000%	2/15/2026	25	30
U.S. Treasury Bond	6.750%	8/15/2026	10,530	13,809
U.S. Treasury Bond	6.500%	11/15/2026	1,650	2,115
U.S. Treasury Bond	6.625%	2/15/2027	3,940	5,125
U.S. Treasury Bond	6.375%	8/15/2027	85	108
U.S. Treasury Bond	5.500%	8/15/2028	150	174
U.S. Treasury Bond	5.250%	11/15/2028	1,710	1,923
U.S. Treasury Bond	5.250%	2/15/2029	200	225
U.S. Treasury Bond	6.125%	8/15/2029	480	601
U.S. Treasury Bond	5.375%	2/15/2031	150	173
U.S. Treasury Bond	4.500%	2/15/2036	5,025	5,188
U.S. Treasury Bond	4.750%	2/15/2037	1,350	1,451
U.S. Treasury Note	4.875%	1/31/2009	960	986
U.S. Treasury Note	4.750%	2/28/2009	5,000	5,144
U.S. Treasury Note	2.625%	3/15/2009	4,400	4,446
U.S. Treasury Note	4.500%	4/30/2009	6,250	6,446
U.S. Treasury Note	3.875%	5/15/2009	1,415	1,451
U.S. Treasury Note	4.875%	5/15/2009	1,675	1,736
U.S. Treasury Note	4.875%	5/31/2009	100	104
U.S. Treasury Note	4.875%	6/30/2009	150	156
U.S. Treasury Note	4.625%	7/31/2009	1,900	1,977
U.S. Treasury Note	3.500%	8/15/2009	200	205
U.S. Treasury Note	4.875%	8/15/2009	450	470
U.S. Treasury Note	3.375%	9/15/2009	1,100	1,129
U.S. Treasury Note	4.000%	9/30/2009	1,500	1,555
U.S. Treasury Note	3.625%	10/31/2009	600	619
U.S. Treasury Note	3.125%	11/30/2009	23,400	23,978
U.S. Treasury Note	3.500%	12/15/2009	250	258
U.S. Treasury Note	3.250%	12/31/2009	3,100	3,187
U.S. Treasury Note	3.500%	2/15/2010	1,150	1,191
U.S. Treasury Note	6.500%	2/15/2010	15,325	16,697
U.S. Treasury Note	4.000%	3/15/2010	1,600	1,675
U.S. Treasury Note	4.000%	4/15/2010	2,575	2,700
U.S. Treasury Note	3.875%	5/15/2010	150	157
U.S. Treasury Note	4.125%	8/15/2010	1,470	1,556
U.S. Treasury Note	3.875%	9/15/2010	775	817
U.S. Treasury Note	4.250%	10/15/2010	60	64
U.S. Treasury Note	4.500%	11/15/2010	135	145
U.S. Treasury Note	4.500%	2/28/2011	760	820
U.S. Treasury Note	4.750%	3/31/2011	775	842
U.S. Treasury Note	4.875%	4/30/2011	4,200	4,581
U.S. Treasury Note	5.125%	6/30/2011	1,200	1,322
U.S. Treasury Note	4.875%	7/31/2011	1,025	1,122
U.S. Treasury Note	4.625%	8/31/2011	3,125	3,397
U.S. Treasury Note	4.500%	9/30/2011	635	689
U.S. Treasury Note	4.625%	10/31/2011	8,825	9,618
U.S. Treasury Note	4.500%	11/30/2011	4,100	4,454
U.S. Treasury Note	4.625%	12/31/2011	50	55
U.S. Treasury Note	4.750%	1/31/2012	1,550	1,700
U.S. Treasury Note	4.625%	2/29/2012	8,075	8,816
U.S. Treasury Note	4.500%	3/31/2012	1,450	1,576
U.S. Treasury Note	4.500%	4/30/2012	6,950	7,557
U.S. Treasury Note	4.750%	5/31/2012	1,700	1,866
U.S. Treasury Note	4.875%	6/30/2012	10,225	11,276
U.S. Treasury Note	4.625%	7/31/2012	11,525	12,609
U.S. Treasury Note	4.125%	8/31/2012	1,700	1,825
U.S. Treasury Note	4.250%	9/30/2012	225	243
U.S. Treasury Note	3.375%	11/30/2012	75	78
U.S. Treasury Note	3.875%	2/15/2013	3,795	4,052
U.S. Treasury Note	2.750%	2/28/2013	3,200	3,246
U.S. Treasury Note	4.250%	8/15/2013	3,750	4,084
U.S. Treasury Note	4.250%	11/15/2013	725	792
U.S. Treasury Note	4.000%	2/15/2014	325	351
U.S. Treasury Note	4.750%	5/15/2014	4,375	4,912
U.S. Treasury Note	4.250%	8/15/2014	2,700	2,951
U.S. Treasury Note	4.250%	11/15/2014	1,850	2,023
U.S. Treasury Note	4.125%	5/15/2015	12,025	13,002
U.S. Treasury Note	5.125%	5/15/2016	2,800	3,189
U.S. Treasury Note	4.875%	8/15/2016	5	6
U.S. Treasury Note	4.750%	8/15/2017	150	166

				302,556

Agency Bonds and Notes (9.1%)
Agency for International Development
- Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	350	367
1 Federal Farm Credit Bank	4.125%	4/15/2009	175	179
1 Federal Farm Credit Bank	5.250%	8/3/2009	275	286
1 Federal Farm Credit Bank	5.000%	10/23/2009	250	260
1 Federal Farm Credit Bank	4.750%	5/7/2010	4,000	4,194
1 Federal Farm Credit Bank	5.250%	9/13/2010	150	160
1 Federal Farm Credit Bank	3.750%	12/6/2010	450	464
1 Federal Farm Credit Bank	5.375%	7/18/2011	550	593
1 Federal Farm Credit Bank	4.500%	10/17/2012	100	105
1 Federal Farm Credit Bank	4.875%	12/16/2015	175	184
1 Federal Farm Credit Bank	5.125%	8/25/2016	225	241
1 Federal Farm Credit Bank	4.875%	1/17/2017	250	263
1 Federal Home Loan Bank	4.750%	4/24/2009	4,000	4,107
1 Federal Home Loan Bank	5.375%	7/17/2009	250	260
1 Federal Home Loan Bank	5.250%	8/5/2009	125	130
1 Federal Home Loan Bank	5.250%	9/11/2009	75	78
1 Federal Home Loan Bank	5.000%	9/18/2009	1,000	1,041
1 Federal Home Loan Bank	4.500%	10/9/2009	5,000	5,173
1 Federal Home Loan Bank	5.000%	12/11/2009	300	314
1 Federal Home Loan Bank	3.750%	1/8/2010	25	26
1 Federal Home Loan Bank	3.875%	1/15/2010	275	283
1 Federal Home Loan Bank	2.750%	3/12/2010	325	328
1 Federal Home Loan Bank	4.375%	3/17/2010	3,600	3,747
1 Federal Home Loan Bank	4.875%	5/14/2010	150	158
1 Federal Home Loan Bank	7.625%	5/14/2010	1,850	2,050
1 Federal Home Loan Bank	4.375%	9/17/2010	1,000	1,047
1 Federal Home Loan Bank	4.750%	12/10/2010	125	132
1 Federal Home Loan Bank	3.625%	12/17/2010	250	258
1 Federal Home Loan Bank	4.875%	11/18/2011	400	428
1 Federal Home Loan Bank	4.625%	10/10/2012	250	266
1 Federal Home Loan Bank	3.375%	2/27/2013	300	302
1 Federal Home Loan Bank	3.875%	6/14/2013	825	847
1 Federal Home Loan Bank	5.125%	8/14/2013	1,925	2,092
1 Federal Home Loan Bank	4.500%	9/16/2013	2,300	2,413
1 Federal Home Loan Bank	5.500%	8/13/2014	1,600	1,773
1 Federal Home Loan Bank	5.375%	5/18/2016	1,800	1,977
1 Federal Home Loan Bank	5.625%	6/13/2016	75	80
1 Federal Home Loan Bank	4.750%	12/16/2016	2,625	2,769
1 Federal Home Loan Bank	4.875%	5/17/2017	125	133
1 Federal Home Loan Bank	5.250%	12/11/2020	250	268
1 Federal Home Loan Mortgage Corp.	3.375%	4/15/2009	2,500	2,530
1 Federal Home Loan Mortgage Corp.	5.250%	5/21/2009	2,500	2,585
1 Federal Home Loan Mortgage Corp.	5.000%	6/11/2009	2,375	2,454
1 Federal Home Loan Mortgage Corp.	6.625%	9/15/2009	3,750	3,989
1 Federal Home Loan Mortgage Corp.	2.875%	4/30/2010	550	556
1 Federal Home Loan Mortgage Corp.	4.750%	1/18/2011	150	159
1 Federal Home Loan Mortgage Corp.	3.250%	2/25/2011	500	509
1 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	2,700	2,962
1 Federal Home Loan Mortgage Corp.	5.250%	7/18/2011	250	269
1 Federal Home Loan Mortgage Corp.	5.750%	1/15/2012	2,250	2,474
1 Federal Home Loan Mortgage Corp.	5.500%	8/20/2012	2,000	2,193
1 Federal Home Loan Mortgage Corp.	4.625%	10/25/2012	1,075	1,141
1 Federal Home Loan Mortgage Corp.	4.125%	12/21/2012	425	442
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	1,300	1,372
1 Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	350	368
1 Federal Home Loan Mortgage Corp.	4.875%	11/15/2013	1,850	1,974
1 Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	3,500	3,773
1 Federal Home Loan Mortgage Corp.	5.250%	4/18/2016	2,000	2,168
1 Federal Home Loan Mortgage Corp.	5.125%	10/18/2016	1,000	1,079
1 Federal Home Loan Mortgage Corp.	5.500%	8/23/2017	1,000	1,105
1 Federal Home Loan Mortgage Corp.	5.000%	12/14/2018	615	598
1 Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	400	497
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	1,525	1,912
1 Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	425	507
1 Federal National Mortgage Assn.	4.875%	4/15/2009	750	770
1 Federal National Mortgage Assn.	5.125%	7/13/2009	7,000	7,259
1 Federal National Mortgage Assn.	6.625%	9/15/2009	5,060	5,383
1 Federal National Mortgage Assn.	7.250%	1/15/2010	3,010	3,272
1 Federal National Mortgage Assn.	3.250%	2/10/2010	500	509
1 Federal National Mortgage Assn.	4.250%	8/15/2010	1,200	1,251
1 Federal National Mortgage Assn.	4.750%	12/15/2010	1,075	1,139
1 Federal National Mortgage Assn.	6.250%	2/1/2011	400	435
1 Federal National Mortgage Assn.	5.500%	3/15/2011	1,000	1,080
1 Federal National Mortgage Assn.	5.125%	4/15/2011	925	987
1 Federal National Mortgage Assn.	5.000%	10/15/2011	1,025	1,097
1 Federal National Mortgage Assn.	6.125%	3/15/2012	1,450	1,617
1 Federal National Mortgage Assn.	4.875%	5/18/2012	350	374
1 Federal National Mortgage Assn.	4.375%	9/15/2012	350	368
1 Federal National Mortgage Assn.	3.625%	2/12/2013	525	534
1 Federal National Mortgage Assn.	4.750%	2/21/2013	500	532
1 Federal National Mortgage Assn.	4.375%	3/15/2013	1,850	1,942
1 Federal National Mortgage Assn.	4.625%	5/1/2013	475	487
1 Federal National Mortgage Assn.	4.625%	10/15/2013	2,950	3,126
1 Federal National Mortgage Assn.	4.125%	4/15/2014	1,500	1,547
1 Federal National Mortgage Assn.	4.625%	10/15/2014	1,000	1,056
1 Federal National Mortgage Assn.	4.375%	10/15/2015	500	517
1 Federal National Mortgage Assn.	5.250%	9/15/2016	1,150	1,249
1 Federal National Mortgage Assn.	4.875%	12/15/2016	1,500	1,592
1 Federal National Mortgage Assn.	5.000%	2/13/2017	1,925	2,056
1 Federal National Mortgage Assn.	5.000%	5/11/2017	2,000	2,137
1 Federal National Mortgage Assn.	7.125%	1/15/2030	1,425	1,850
1 Federal National Mortgage Assn.	7.250%	5/15/2030	300	395
1 Federal National Mortgage Assn.	6.625%	11/15/2030	600	742
1 Federal National Mortgage Assn.	5.625%	7/15/2037	125	138
Private Export Funding Corp.	7.200%	1/15/2010	400	434
State of Israel
(U.S. Government Guaranteed)	5.500%	9/18/2023	150	166
State of Israel
(U.S. Government Guaranteed)	5.500%	12/4/2023	50	56
State of Israel
(U.S. Government Guaranteed)	5.500%	4/26/2024	75	83
1 Tennessee Valley Auth.	5.500%	7/18/2017	275	303
1 Tennessee Valley Auth.	4.500%	4/1/2018	150	153
1 Tennessee Valley Auth.	7.125%	5/1/2030	1,000	1,286
1 Tennessee Valley Auth.	4.650%	6/15/2035	175	167
1 Tennessee Valley Auth.	4.875%	1/15/2048	100	98
1 Tennessee Valley Auth.	5.375%	4/1/2056	50	54

				125,633

Mortgage-Backed Securities (39.0%)
Conventional Mortgage-
Backed Securities (35.6%)
1,2 Federal Home Loan Mortgage Corp.	4.000%	8/1/2008-9/1/2020	4,346	4,281
1,2 Federal Home Loan Mortgage Corp.	4.500%	3/1/2009-8/1/2035	16,967	16,856
1,2 Federal Home Loan Mortgage Corp.	5.000%	1/1/2018-8/1/2037	42,781	42,693
1,2 Federal Home Loan Mortgage Corp.	5.500%	11/1/2008-1/1/2038	69,498	70,353
1,2 Federal Home Loan Mortgage Corp.	6.000%	7/1/2008-2/1/2038	44,437	45,628
1,2 Federal Home Loan Mortgage Corp.	6.500%	8/1/2008-12/1/2037	9,236	9,605
1,2 Federal Home Loan Mortgage Corp.	7.000%	8/1/2008-9/1/2036	2,653	2,794
1,2 Federal Home Loan Mortgage Corp.	7.500%	10/1/2009-12/1/2030	269	284
1,2 Federal Home Loan Mortgage Corp.	8.000%	10/1/2009-7/1/2030	214	232
1,2 Federal Home Loan Mortgage Corp.	8.500%	3/1/2023-11/1/2030	77	84
1,2 Federal Home Loan Mortgage Corp.	9.000%	5/1/2027-5/1/2030	9	11
1,2 Federal Home Loan Mortgage Corp.	9.500%	1/1/2025-2/1/2025	4	5
1,2 Federal Home Loan Mortgage Corp.	10.000%	3/1/2017-11/1/2019	5	5
1,2 Federal National Mortgage Assn.	4.000%	12/1/2010-6/1/2019	1,653	1,635
1,2 Federal National Mortgage Assn.	4.500%	9/1/2011-10/1/2035	17,621	17,434
1,2 Federal National Mortgage Assn.	5.000%	9/1/2009-4/1/2038	67,624	67,439
1,2 Federal National Mortgage Assn.	5.500%	3/1/2017-4/1/2038	72,347	73,297
1,2 Federal National Mortgage Assn.	6.000%	11/1/2008-4/1/2038	58,255	59,780
1,2 Federal National Mortgage Assn.	6.500%	8/1/2008-4/1/2038	22,817	23,668
1,2 Federal National Mortgage Assn.	7.000%	11/1/2010-4/1/2038	6,013	6,311
1,2 Federal National Mortgage Assn.	7.500%	4/1/2008-7/1/2032	326	349
1,2 Federal National Mortgage Assn.	8.000%	4/1/2010-11/1/2030	119	129
1,2 Federal National Mortgage Assn.	8.500%	7/1/2022-4/1/2031	47	53
1,2 Federal National Mortgage Assn.	9.000%	6/1/2022-12/1/2024	12	14
1,2 Federal National Mortgage Assn.	9.500%	12/1/2018-2/1/2025	10	11
1,2 Federal National Mortgage Assn.	10.000%	8/1/2020-8/1/2021	4	4
1,2 Federal National Mortgage Assn.	10.500%	8/1/2020	1	1
2 Government National Mortgage Assn.	4.500%	8/15/2018-8/15/2035	764	753
2 Government National Mortgage Assn.	5.000%	3/15/2018-4/1/2038	8,556	8,557
2 Government National Mortgage Assn.	5.500%	6/15/2018-4/1/2038	15,963	16,273
2 Government National Mortgage Assn.	6.000%	3/15/2009-4/1/2038	15,691	16,176
2 Government National Mortgage Assn.	6.500%	10/15/2008-4/1/2038	7,093	7,366
2 Government National Mortgage Assn.	7.000%	10/15/2008-8/20/2036	855	904
2 Government National Mortgage Assn.	7.500%	6/15/2012-1/15/2031	263	280
2 Government National Mortgage Assn.	8.000%	2/15/2022-12/15/2030	149	165
2 Government National Mortgage Assn.	8.500%	7/15/2009-7/15/2030	44	46
2 Government National Mortgage Assn.	9.000%	4/15/2016-7/15/2030	95	104
2 Government National Mortgage Assn.	9.500%	4/15/2017-12/15/2021	13	14
2 Government National Mortgage Assn.	10.000%	5/15/2020	2	2
2 Government National Mortgage Assn.	10.500%	5/15/2019	12	14
2 Government National Mortgage Assn.	11.000%	10/15/2015	4	5
2 Government National Mortgage Assn.	11.500%	2/15/2013	2	3
Non-Conventional Mortgage-
Backed Securities (3.4%)
1,2 Federal Home Loan Mortgage Corp.	5.616%	4/1/2037	444	453
1,2 Federal Home Loan Mortgage Corp.	5.697%	12/1/2036	644	655
1,2 Federal Home Loan Mortgage Corp.	4.794%	7/1/2035	833	839
1,2 Federal Home Loan Mortgage Corp.	5.424%	3/1/2037	424	428
1,2 Federal Home Loan Mortgage Corp.	5.558%	7/1/2036	282	288
1,2 Federal Home Loan Mortgage Corp.	4.654%	7/1/2035	353	351
1,2 Federal Home Loan Mortgage Corp.	4.290%	4/1/2036	909	906
1,2 Federal Home Loan Mortgage Corp.	4.828%	3/1/2036	493	496
1,2 Federal Home Loan Mortgage Corp.	4.655%	12/1/2035	629	632
1,2 Federal Home Loan Mortgage Corp.	4.582%	9/1/2034	231	233
1,2 Federal Home Loan Mortgage Corp.	5.704%	3/1/2037	870	886
1,2 Federal Home Loan Mortgage Corp.	4.609%	4/1/2035	513	516
1,2 Federal Home Loan Mortgage Corp.	5.262%	3/1/2036	507	517
1,2 Federal Home Loan Mortgage Corp.	6.518%	2/1/2037	424	434
1,2 Federal Home Loan Mortgage Corp.	5.832%	6/1/2037	691	707
1,2 Federal Home Loan Mortgage Corp.	5.885%	12/1/2036	245	252
1,2 Federal Home Loan Mortgage Corp.	6.125%	8/1/2037	479	489
1,2 Federal Home Loan Mortgage Corp.	5.860%	4/1/2037	558	568
1,2 Federal Home Loan Mortgage Corp.	6.404%	6/1/2037	397	404
1,2 Federal Home Loan Mortgage Corp.	5.446%	4/1/2037	608	615
1,2 Federal Home Loan Mortgage Corp.	5.288%	12/1/2036	153	155
1,2 Federal Home Loan Mortgage Corp.	5.582%	5/1/2036	426	438
1,2 Federal Home Loan Mortgage Corp.	5.771%	5/1/2036	234	240
1,2 Federal Home Loan Mortgage Corp.	6.115%	12/1/2036	472	483
1,2 Federal Home Loan Mortgage Corp.	5.872%	5/1/2037	591	596
1,2 Federal Home Loan Mortgage Corp.	5.830%	10/1/2037	616	629
1,2 Federal Home Loan Mortgage Corp.	5.293%	3/1/2038	450	448
1,2 Federal Home Loan Mortgage Corp.	4.692%	12/1/2034	184	186
1,2 Federal Home Loan Mortgage Corp.	5.486%	2/1/2036	407	412
1,2 Federal Home Loan Mortgage Corp.	5.715%	9/1/2036	1,036	1,063
1,2 Federal Home Loan Mortgage Corp.	5.964%	10/1/2037	139	142
1,2 Federal Home Loan Mortgage Corp.	5.322%	12/1/2035	327	332
1,2 Federal Home Loan Mortgage Corp.	4.986%	5/1/2035	471	474
1,2 Federal Home Loan Mortgage Corp.	4.600%	11/1/2034	416	414
1,2 Federal Home Loan Mortgage Corp.	4.399%	12/1/2034	436	437
1,2 Federal National Mortgage Assn.	5.812%	6/1/2037	1,428	1,458
1,2 Federal National Mortgage Assn.	4.864%	12/1/2035	635	637
1,2 Federal National Mortgage Assn.	5.889%	9/1/2036	968	991
1,2 Federal National Mortgage Assn.	5.718%	9/1/2036	277	283
1,2 Federal National Mortgage Assn.	4.646%	11/1/2033	118	119
1,2 Federal National Mortgage Assn.	4.137%	5/1/2034	234	233
1,2 Federal National Mortgage Assn.	4.756%	6/1/2034	168	170
1,2 Federal National Mortgage Assn.	4.650%	9/1/2034	384	383
1,2 Federal National Mortgage Assn.	4.744%	9/1/2034	96	97
1,2 Federal National Mortgage Assn.	4.690%	10/1/2034	221	221
1,2 Federal National Mortgage Assn.	4.758%	10/1/2034	458	460
1,2 Federal National Mortgage Assn.	4.574%	1/1/2035	881	889
1,2 Federal National Mortgage Assn.	5.608%	7/1/2036	154	159
1,2 Federal National Mortgage Assn.	4.587%	11/1/2034	473	472
1,2 Federal National Mortgage Assn.	4.455%	7/1/2035	222	222
1,2 Federal National Mortgage Assn.	4.944%	7/1/2035	125	127
1,2 Federal National Mortgage Assn.	4.656%	8/1/2035	1,126	1,122
1,2 Federal National Mortgage Assn.	4.742%	9/1/2035	331	333
1,2 Federal National Mortgage Assn.	5.081%	12/1/2035	783	794
1,2 Federal National Mortgage Assn.	5.128%	1/1/2036	415	423
1,2 Federal National Mortgage Assn.	5.134%	12/1/2035	797	810
1,2 Federal National Mortgage Assn.	5.376%	2/1/2036	370	379
1,2 Federal National Mortgage Assn.	5.758%	4/1/2036	393	400
1,2 Federal National Mortgage Assn.	6.095%	6/1/2036	109	112
1,2 Federal National Mortgage Assn.	5.074%	2/1/2036	118	119
1,2 Federal National Mortgage Assn.	5.464%	2/1/2036	523	530
1,2 Federal National Mortgage Assn.	5.801%	1/1/2036	226	230
1,2 Federal National Mortgage Assn.	4.689%	11/1/2034	342	344
1,2 Federal National Mortgage Assn.	4.835%	4/1/2037	619	623
1,2 Federal National Mortgage Assn.	5.270%	3/1/2037	361	367
1,2 Federal National Mortgage Assn.	4.626%	4/1/2036	641	650
1,2 Federal National Mortgage Assn.	5.036%	8/1/2037	1,177	1,183
1,2 Federal National Mortgage Assn.	4.949%	5/1/2037	739	743
1,2 Federal National Mortgage Assn.	4.848%	11/1/2035	727	731
1,2 Federal National Mortgage Assn.	6.033%	10/1/2037	586	598
1,2 Federal National Mortgage Assn.	5.664%	6/1/2036	215	220
1,2 Federal National Mortgage Assn.	5.980%	11/1/2036	851	880
1,2 Federal National Mortgage Assn.	5.742%	12/1/2036	1,355	1,381
1,2 Federal National Mortgage Assn.	5.679%	2/1/2037	848	865
1,2 Federal National Mortgage Assn.	5.685%	3/1/2037	1,341	1,369
1,2 Federal National Mortgage Assn.	5.641%	3/1/2037	396	403
1,2 Federal National Mortgage Assn.	5.692%	2/1/2037	1,244	1,273
1,2 Federal National Mortgage Assn.	5.739%	3/1/2037	1,146	1,166
1,2 Federal National Mortgage Assn.	5.791%	4/1/2037	458	463
1,2 Federal National Mortgage Assn.	5.452%	5/1/2037	323	326
1,2 Federal National Mortgage Assn.	4.423%	8/1/2035	846	849
1,2 Federal National Mortgage Assn.	4.777%	4/1/2036	875	894
1,2 Federal National Mortgage Assn.	5.198%	3/1/2038	457	456
1,2 Federal National Mortgage Assn.	5.783%	4/1/2037	260	264
1,2 Federal National Mortgage Assn.	5.687%	6/1/2037	218	221
1,2 Federal National Mortgage Assn.	6.084%	8/1/2037	401	413
1,2 Federal National Mortgage Assn.	6.613%	9/1/2037	579	594
1,2 Federal National Mortgage Assn.	5.769%	12/1/2037	840	847
1,2 Federal National Mortgage Assn.	5.614%	1/1/2037	430	438

				541,470

Total U.S. Government and Agency
Obligations (Cost $939,623)				969,659

Corporate Bonds (25.9%)

Asset-Backed/Commercial Mortgage-
Backed Securities (7.0%)
3 BA Covered Bond Issuer	5.500%	6/14/2012	1,150	1,226
2 Banc of America Commercial
Mortgage, Inc.	5.634%	7/10/2046	325	323
2 Banc of America Commercial
Mortgage, Inc.	5.414%	9/10/2047	225	221
2,4 Bank One Issuance Trust	2.927%	6/15/2011	600	599
2 Bear Stearns Commercial Mortgage
Securities, Inc.	5.610%	11/15/2033	2,100	2,050
2 Bear Stearns Commercial Mortgage
Securities, Inc.	5.660%	6/11/2040	750	737
2 Bear Stearns Commercial Mortgage
Securities, Inc.	5.405%	12/11/2040	375	370
2 Bear Stearns Commercial Mortgage
Securities, Inc.	5.742%	9/11/2042	375	371
2 Bear Stearns Commercial Mortgage
Securities, Inc.	5.154%	10/12/2042	1,000	978
2 Bear Stearns Commercial Mortgage
Securities, Inc.	5.613%	6/11/2050	275	267
2 Bear Stearns Commercial Mortgage
Securities, Inc.	5.694%	6/11/2050	1,200	1,183
2 Capital One Multi-Asset Execution Trust	3.650%	7/15/2011	1,500	1,500
2 Capital One Multi-Asset Execution Trust	5.050%	12/17/2018	1,000	947
2,4 Capital One Prime Auto Receivables Trust	2.837%	4/15/2011	2,000	1,982
2,4 Chase Issuance Trust	2.828%	12/15/2010	9,300	9,298
2,4 Chase Issuance Trust	2.828%	2/15/2011	1,500	1,501
2 Chase Issuance Trust	4.650%	12/17/2012	800	818
2 Chase Issuance Trust	4.650%	3/15/2015	1,000	1,000
2 Citibank Credit Card Issuance Trust	2.900%	5/17/2010	1,000	998
2 Citibank Credit Card Issuance Trust	3.500%	8/16/2010	2,000	2,001
3,2 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	500	561
2 Citigroup/Deutsche Bank Commercial
Mortgage Trust	5.886%	11/15/2044	550	549
2 Citigroup/Deutsche Bank Commercial
Mortgage Trust	5.205%	12/11/2049	925	897
3,2 Commercial Mortgage Lease-Backed
Certificate	6.746%	6/20/2031	828	828
2 Countrywide Home Loans	4.077%	5/25/2033	228	206
2 Credit Suisse First Boston Mortgage
Securities Corp.	6.380%	12/18/2035	3,436	3,440
2 Credit Suisse First Boston Mortgage
Securities Corp.	5.100%	8/15/2038	850	826
2 DaimlerChrysler Auto Trust	4.200%	7/8/2010	180	180
2 DaimlerChrysler Auto Trust	5.330%	8/8/2010	445	448
2 DaimlerChrysler Auto Trust	3.700%	6/8/2012	500	498
2,4 DaimlerChrysler Master Owner Trust	2.842%	12/15/2010	800	793
2,4 Discover Card Master Trust I	2.837%	5/15/2011	5,000	4,982
2,4 Discover Card Master Trust I	2.927%	5/15/2011	750	748
2 Fifth Third Auto Trust	4.070%	1/17/2012	1,000	1,000
2 First Union National Bank Commercial
Mortgage Trust	6.223%	12/12/2033	2,100	2,086
2 Ford Credit Auto Owner Trust	4.300%	8/15/2009	70	70
2 Ford Credit Auto Owner Trust	4.370%	10/15/2012	450	450
2 GE Capital Commercial Mortgage Corp.	5.994%	12/10/2035	1,072	1,069
2 GE Capital Credit Card Master
Note Trust	5.080%	9/15/2012	1,350	1,376
2 GMAC Commercial Mortgage
Securities, Inc.	4.864%	12/10/2041	1,500	1,434
2,4 Gracechurch Card Funding PLC	2.828%	6/15/2010	1,000	997
2,4 Gracechurch Card Funding PLC	2.828%	9/15/2010	3,000	2,981
2,4 Gracechurch Card Funding PLC	2.828%	11/15/2010	2,000	1,982
2 GS Mortgage Securities Corp. II	5.799%	8/10/2045	475	476
2 Honda Auto Receivables Owner Trust	4.610%	8/17/2009	325	325
2 Honda Auto Receivables Owner Trust	5.300%	7/21/2010	398	402
2 Honda Auto Receivables Owner Trust	5.120%	10/15/2010	1,000	1,008
2 JPMorgan Chase Commercial
Mortgage Securities	4.200%	7/12/2035	833	804
2 JPMorgan Chase Commercial
Mortgage Securities	4.697%	7/15/2042	2,000	1,891
2 JPMorgan Chase Commercial
Mortgage Securities	5.160%	4/15/2043	854	848
2 JPMorgan Chase Commercial
Mortgage Securities	5.803%	6/15/2049	1,025	1,012
2 JPMorgan Chase Commercial
Mortgage Securities	5.818%	6/15/2049	450	450
2 JPMorgan Chase Commercial
Mortgage Securities	5.794%	2/12/2051	450	447
2 LB-UBS Commercial Mortgage Trust	4.786%	10/15/2029	1,500	1,335
2 LB-UBS Commercial Mortgage Trust	4.885%	9/15/2030	1,950	1,924
2 LB-UBS Commercial Mortgage Trust	5.197%	11/15/2030	250	245
2 LB-UBS Commercial Mortgage Trust	5.866%	9/15/2045	650	649
2,4 MBNA Credit Card Master Note Trust	2.818%	12/15/2010	6,000	5,990
2 MBNA Credit Card Master Note Trust	4.300%	2/15/2011	250	251
2,4 MBNA Credit Card Master Note Trust	4.408%	12/15/2011	250	248
2,4 MBNA Credit Card Master Note Trust	2.837%	2/15/2012	3,000	2,952
2 MBNA Master Credit Card Trust	7.000%	2/15/2012	1,400	1,476
2,4 Merrill Lynch Mortgage Trust	5.829%	6/12/2050	3,800	3,810
2 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.378%	8/12/2048	375	363
2 Morgan Stanley Capital I	4.970%	4/14/2040	1,217	1,098
2 Morgan Stanley Capital I	5.230%	9/15/2042	2,625	2,572
2 Morgan Stanley Capital I	6.280%	1/11/2043	475	490
2 Morgan Stanley Capital I	5.809%	12/12/2049	425	422
2 Morgan Stanley Dean Witter Capital I	5.980%	1/15/2039	2,500	2,446
2 Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	49	50
2 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	200	203
2 PG&E Energy Recovery Funding LLC	5.030%	3/25/2014	600	620
2 PNC Mortgage Acceptance Corp.	7.300%	10/12/2033	1,838	1,875
2 PSE&G Transition Funding LLC	6.890%	12/15/2017	500	554
2 Salomon Brothers Mortgage
Securities VII	4.115%	9/25/2033	725	719
2 USAA Auto Owner Trust	4.550%	2/16/2010	184	184
2 USAA Auto Owner Trust	5.360%	2/15/2011	591	597
2 Volkswagen Auto Loan
Enhanced Trust	4.800%	7/20/2009	164	164
2 Wachovia Auto Owner Trust	4.790%	4/20/2010	270	270
2 Wachovia Bank Commercial
Mortgage Trust	4.440%	11/15/2034	1,405	1,361
2 World Omni Auto Receivables
Trust	3.940%	10/15/2012	500	497

				97,799

Finance (8.2%)
Banking (3.6%)
Abbey National PLC	7.950%	10/26/2029	150	162
AmSouth Bank NA	5.200%	4/1/2015	150	139
BAC Capital Trust XI	6.625%	5/23/2036	150	144
3 Banco Bilbao Vizcaya ARG	5.750%	7/20/2017	575	647
Bank of America Capital
Trust XIV	5.630%	12/31/2049	75	58
Bank of America Corp.	4.500%	8/1/2010	225	230
Bank of America Corp.	4.250%	10/1/2010	125	127
Bank of America Corp.	4.375%	12/1/2010	175	178
Bank of America Corp.	6.250%	4/15/2012	350	374
Bank of America Corp.	5.375%	6/15/2014	120	124
Bank of America Corp.	5.125%	11/15/2014	1,580	1,614
Bank of America Corp.	5.250%	12/1/2015	200	195
Bank of America Corp.	5.750%	8/15/2016	100	102
Bank of America Corp.	5.625%	10/14/2016	100	103
Bank of America Corp.	5.300%	3/15/2017	1,000	1,005
Bank of America Corp.	5.420%	3/15/2017	100	100
Bank of America Corp.	6.000%	9/1/2017	25	26
Bank of America Corp.	5.750%	12/1/2017	275	287
Bank of America Corp.	5.625%	3/8/2035	450	378
Bank of New York Mellon	6.375%	4/1/2012	100	108
Bank of New York Mellon	4.950%	11/1/2012	300	308
Bank of New York Mellon	4.500%	4/1/2013	50	51
Bank of New York Mellon	4.950%	3/15/2015	200	197
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	175	191
Bank One Corp.	7.875%	8/1/2010	50	53
Bank One Corp.	5.250%	1/30/2013	50	51
Bank One Corp.	4.900%	4/30/2015	100	98
2 Barclays Bank PLC	6.278%	12/29/2049	80	67
2 BB&T Capital Trust IV	6.820%	6/12/2057	25	21
BB&T Corp.	6.500%	8/1/2011	125	132
BB&T Corp.	4.750%	10/1/2012	250	251
BB&T Corp.	5.200%	12/23/2015	125	122
BB&T Corp.	5.625%	9/15/2016	175	173
BB&T Corp.	4.900%	6/30/2017	75	70
BB&T Corp.	6.750%	6/7/2036	175	158
Charter One Bank N.A.	5.500%	4/26/2011	300	314
2 Citigroup Capital XXI	8.300%	12/21/2057	450	446
Citigroup, Inc.	4.250%	7/29/2009	200	199
Citigroup, Inc.	4.625%	8/3/2010	600	603
Citigroup, Inc.	6.500%	1/18/2011	550	568
Citigroup, Inc.	5.100%	9/29/2011	700	701
Citigroup, Inc.	6.000%	2/21/2012	150	154
Citigroup, Inc.	5.250%	2/27/2012	225	227
Citigroup, Inc.	5.625%	8/27/2012	325	322
Citigroup, Inc.	5.300%	10/17/2012	625	628
Citigroup, Inc.	5.125%	5/5/2014	50	49
Citigroup, Inc.	5.000%	9/15/2014	900	845
Citigroup, Inc.	4.875%	5/7/2015	75	70
Citigroup, Inc.	4.700%	5/29/2015	50	46
Citigroup, Inc.	5.300%	1/7/2016	225	218
Citigroup, Inc.	6.000%	8/15/2017	425	420
Citigroup, Inc.	6.125%	11/21/2017	225	227
Citigroup, Inc.	6.625%	6/15/2032	100	94
Citigroup, Inc.	5.875%	2/22/2033	375	326
Citigroup, Inc.	6.000%	10/31/2033	200	169
Citigroup, Inc.	6.125%	8/25/2036	100	89
Citigroup, Inc.	5.875%	5/29/2037	200	174
Citigroup, Inc.	6.875%	3/5/2038	525	524
Colonial Bank NA	6.375%	12/1/2015	50	45
Comerica Bank	5.750%	11/21/2016	225	217
Comerica Bank	5.200%	8/22/2017	75	69
Compass Bank	6.400%	10/1/2017	75	74
Compass Bank	5.900%	4/1/2026	50	46
Credit Suisse First
Boston USA, Inc.	4.875%	8/15/2010	675	695
Credit Suisse First
Boston USA, Inc.	5.250%	3/2/2011	150	155
Credit Suisse First
Boston USA, Inc.	6.125%	11/15/2011	250	261
Credit Suisse First
Boston USA, Inc.	6.500%	1/15/2012	400	424
Credit Suisse First
Boston USA, Inc.	5.500%	8/15/2013	65	68
Credit Suisse First
Boston USA, Inc.	4.875%	1/15/2015	550	531
Credit Suisse First
Boston USA, Inc.	5.125%	8/15/2015	685	681
Credit Suisse First
Boston USA, Inc.	5.375%	3/2/2016	125	129
2 Credit Suisse First
Boston USA, Inc.	5.860%	5/15/2049	75	60
Deutsche Bank AG London	5.375%	10/12/2012	350	366
Deutsche Bank AG London	6.000%	9/1/2017	550	579
Deutsche Bank Financial LLC	5.375%	3/2/2015	300	301
Fifth Third Bank	4.200%	2/23/2010	100	101
Fifth Third Bank	8.250%	3/1/2038	75	77
2 Fifth Third Cap Trust IV	6.500%	4/15/2067	300	214
First Tennessee Bank	5.050%	1/15/2015	50	44
FirstStar Bank	7.125%	12/1/2009	250	267
Fleet Capital Trust II	7.920%	12/11/2026	400	421
3 HBOS Treasury Services PLC	5.250%	2/21/2017	550	581
HSBC Bank USA	5.625%	8/15/2035	250	217
HSBC Holdings PLC	7.500%	7/15/2009	350	363
HSBC Holdings PLC	7.625%	5/17/2032	100	109
HSBC Holdings PLC	7.350%	11/27/2032	100	106
HSBC Holdings PLC	6.500%	5/2/2036	500	485
HSBC Holdings PLC	6.500%	9/15/2037	425	416
JPM Capital Trust	6.550%	9/29/2036	125	111
JPMorgan Capital Trust	5.875%	3/15/2035	200	170
JPMorgan Chase & Co.	5.600%	6/1/2011	450	472
JPMorgan Chase & Co.	4.500%	1/15/2012	300	303
JPMorgan Chase & Co.	6.625%	3/15/2012	100	107
JPMorgan Chase & Co.	5.375%	10/1/2012	675	702
JPMorgan Chase & Co.	5.750%	1/2/2013	725	754
JPMorgan Chase & Co.	5.375%	1/15/2014	25	25
JPMorgan Chase & Co.	4.875%	3/15/2014	230	226
JPMorgan Chase & Co.	5.125%	9/15/2014	410	410
JPMorgan Chase & Co.	4.750%	3/1/2015	25	25
JPMorgan Chase & Co.	5.250%	5/1/2015	650	651
JPMorgan Chase & Co.	5.150%	10/1/2015	150	150
JPMorgan Chase & Co.	5.875%	6/13/2016	25	26
JPMorgan Chase & Co.	6.125%	6/27/2017	75	79
JPMorgan Chase & Co.	6.000%	10/1/2017	25	26
JPMorgan Chase & Co.	6.000%	1/15/2018	125	131
JPMorgan Chase & Co.	5.850%	8/1/2035	150	127
JPMorgan Chase & Co.	6.800%	10/1/2037	225	208
JPMorgan Chase Capital XXII	6.450%	2/2/2037	225	193
Key Bank NA	5.500%	9/17/2012	175	179
Key Bank NA	5.800%	7/1/2014	125	124
Key Bank NA	4.950%	9/15/2015	150	142
Key Bank NA	5.450%	3/3/2016	150	137
Manufacturers & Traders Trust Co.	6.625%	12/4/2017	200	192
Marshall & Ilsley Bank	4.850%	6/16/2015	275	247
MBNA America Bank NA	6.625%	6/15/2012	100	110
MBNA Corp.	6.125%	3/1/2013	125	135
Mellon Bank NA	4.750%	12/15/2014	50	49
Mellon Funding Corp.	5.000%	12/1/2014	300	297
3 Nationwide Building Society	5.500%	7/18/2012	575	614
NB Capital Trust IV	8.250%	4/15/2027	200	206
North Fork Bancorp., Inc.	5.875%	8/15/2012	150	142
3 Northern Rock PLC	5.625%	6/22/2017	1,150	1,175
PNC Bank NA	4.875%	9/21/2017	325	292
PNC Bank NA	6.000%	12/7/2017	100	97
PNC Bank NA	6.875%	4/1/2018	50	51
PNC Funding Corp.	5.250%	11/15/2015	100	93
PNC Funding Corp.	5.625%	2/1/2017	75	71
Regions Financial Corp.	6.375%	5/15/2012	200	203
Regions Financial Corp.	7.375%	12/10/2037	175	161
2 Regions Financial Corp.	6.625%	5/15/2047	250	166
Royal Bank of Canada	4.125%	1/26/2010	375	383
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	225	225
Royal Bank of Scotland Group PLC	5.000%	10/1/2014	50	48
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	75	72
2 Royal Bank of Scotland Group PLC	7.640%	3/31/2049	650	597
2 Royal Bank of Scotland Group PLC	7.648%	8/29/2049	450	413
Santander Central Hispano Issuances	7.625%	9/14/2010	375	415
Santander Finance Issuances	6.375%	2/15/2011	50	53
Sanwa Bank Ltd.	8.350%	7/15/2009	100	106
Sanwa Bank Ltd.	7.400%	6/15/2011	725	789
Southtrust Corp.	5.800%	6/15/2014	50	51
Sovereign Bancorp, Inc.	4.800%	9/1/2010	200	196
3,2 Standard Chartered PLC	6.409%	12/31/2049	150	123
Sumitomo Bank International
Finance NV	8.500%	6/15/2009	150	159
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	445	511
SunTrust Banks, Inc.	5.250%	11/5/2012	100	99
SunTrust Banks, Inc.	5.000%	9/1/2015	100	92
SunTrust Banks, Inc.	5.200%	1/17/2017	100	89
SunTrust Banks, Inc.	6.000%	9/11/2017	50	48
SunTrust Banks, Inc.	5.450%	12/1/2017	300	281
SunTrust Banks, Inc.	7.250%	3/15/2018	75	76
2 SunTrust Capital VIII	6.100%	12/1/2066	150	113
Swiss Bank Corp.	7.000%	10/15/2015	250	269
Swiss Bank Corp.	7.375%	6/15/2017	100	112
Synovus Financial Corp.	5.125%	6/15/2017	125	109
UBS AG	5.875%	12/20/2017	450	457
UFJ Finance Aruba AEC	6.750%	7/15/2013	150	160
Union Bank of California NA	5.950%	5/11/2016	100	99
Union Planters Corp.	7.750%	3/1/2011	300	316
UnionBanCal Corp.	5.250%	12/16/2013	50	50
US Bank NA	4.950%	10/30/2014	425	427
2 USB Capital IX	6.189%	300	225
Wachovia Bank NA	4.875%	2/1/2015	270	256
Wachovia Bank NA	6.000%	11/15/2017	200	197
Wachovia Bank NA	5.850%	2/1/2037	300	256
Wachovia Bank NA	6.600%	1/15/2038	275	255
2 Wachovia Capital Trust III	5.800%	12/31/2049	300	215
Wachovia Corp.	4.375%	6/1/2010	125	125
Wachovia Corp.	7.800%	8/18/2010	75	80
Wachovia Corp.	5.300%	10/15/2011	175	179
Wachovia Corp.	4.875%	2/15/2014	255	248
Wachovia Corp.	5.625%	10/15/2016	125	121
Wachovia Corp.	5.750%	6/15/2017	425	420
Wachovia Corp.	5.750%	2/1/2018	300	295
3 Wachovia Corp.	8.000%	12/15/2026	600	623
Wachovia Corp.	5.500%	8/1/2035	450	374
Washington Mutual Bank	6.875%	6/15/2011	450	388
Washington Mutual Bank	5.650%	8/15/2014	125	97
Washington Mutual Bank	5.125%	1/15/2015	50	36
Washington Mutual, Inc.	4.200%	1/15/2010	150	129
Washington Mutual, Inc.	5.000%	3/22/2012	175	143
Washington Mutual, Inc.	5.250%	9/15/2017	200	152
Wells Fargo & Co.	3.125%	4/1/2009	125	125
Wells Fargo & Co.	4.200%	1/15/2010	710	722
Wells Fargo & Co.	4.875%	1/12/2011	225	232
Wells Fargo & Co.	5.300%	8/26/2011	75	78
Wells Fargo & Co.	5.250%	10/23/2012	200	208
Wells Fargo & Co.	4.375%	1/31/2013	150	150
Wells Fargo & Co.	4.950%	10/16/2013	350	360
Wells Fargo & Co.	4.625%	4/15/2014	75	74
Wells Fargo & Co.	5.000%	11/15/2014	50	49
Wells Fargo & Co.	5.625%	12/11/2017	375	388
Wells Fargo & Co.	5.375%	2/7/2035	200	182
Wells Fargo Bank NA	4.750%	2/9/2015	1,100	1,057
Wells Fargo Bank NA	5.750%	5/16/2016	125	127
Wells Fargo Bank NA	5.950%	8/26/2036	150	147
World Savings Bank, FSB	4.125%	12/15/2009	75	75
Zions Bancorp.	5.500%	11/16/2015	175	160
Brokerage (1.7%)
Ameriprise Financial Inc.	5.350%	11/15/2010	150	154
Ameriprise Financial Inc.	5.650%	11/15/2015	125	124
Bear Stearns Co., Inc.	4.550%	6/23/2010	425	400
Bear Stearns Co., Inc.	5.350%	2/1/2012	50	49
Bear Stearns Co., Inc.	5.700%	11/15/2014	225	218
Bear Stearns Co., Inc.	5.300%	10/30/2015	50	48
Bear Stearns Co., Inc.	5.550%	1/22/2017	650	611
Bear Stearns Co., Inc.	6.400%	10/2/2017	350	350
Bear Stearns Co., Inc.	7.250%	2/1/2018	325	334
BlackRock, Inc.	6.250%	9/15/2017	100	105
2 Goldman Sachs Capital II	5.793%	6/1/2049	200	138
Goldman Sachs Group, Inc.	6.650%	5/15/2009	500	514
Goldman Sachs Group, Inc.	7.350%	10/1/2009	300	316
Goldman Sachs Group, Inc.	6.875%	1/15/2011	150	157
Goldman Sachs Group, Inc.	6.600%	1/15/2012	950	1,003
Goldman Sachs Group, Inc.	5.450%	11/1/2012	375	384
Goldman Sachs Group, Inc.	5.250%	4/1/2013	225	226
Goldman Sachs Group, Inc.	4.750%	7/15/2013	125	123
Goldman Sachs Group, Inc.	5.250%	10/15/2013	50	50
Goldman Sachs Group, Inc.	5.150%	1/15/2014	135	134
Goldman Sachs Group, Inc.	5.000%	10/1/2014	25	25
Goldman Sachs Group, Inc.	5.125%	1/15/2015	290	282
Goldman Sachs Group, Inc.	5.350%	1/15/2016	500	485
Goldman Sachs Group, Inc.	5.625%	1/15/2017	450	431
Goldman Sachs Group, Inc.	6.250%	9/1/2017	500	510
Goldman Sachs Group, Inc.	5.950%	1/18/2018	725	715
Goldman Sachs Group, Inc.	6.150%	4/1/2018	275	274
Goldman Sachs Group, Inc.	5.950%	1/15/2027	300	265
Goldman Sachs Group, Inc.	6.125%	2/15/2033	125	115
Goldman Sachs Group, Inc.	6.345%	2/15/2034	400	346
Goldman Sachs Group, Inc.	6.450%	5/1/2036	75	69
Goldman Sachs Group, Inc.	6.750%	10/1/2037	850	798
Janus Capital Group	5.875%	9/15/2011	75	78
Janus Capital Group	6.700%	6/15/2017	50	50
Jefferies Group Inc.	6.450%	6/8/2027	375	319
Jefferies Group Inc.	6.250%	1/15/2036	175	138
Lazard Group	6.850%	6/15/2017	125	118
2 Lehman Brothers Capital Trust VII	5.857%	11/29/2049	150	94
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	25	24
Lehman Brothers Holdings, Inc.	5.000%	1/14/2011	150	144
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	650	657
Lehman Brothers Holdings, Inc.	5.250%	2/6/2012	300	290
Lehman Brothers Holdings, Inc.	6.000%	7/19/2012	150	148
Lehman Brothers Holdings, Inc.	5.625%	1/24/2013	200	194
Lehman Brothers Holdings, Inc.	5.750%	5/17/2013	300	292
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	425	397
Lehman Brothers Holdings, Inc.	5.750%	1/3/2017	50	46
Lehman Brothers Holdings, Inc.	6.500%	7/19/2017	675	649
Lehman Brothers Holdings, Inc.	6.750%	12/28/2017	400	387
Lehman Brothers Holdings, Inc.	7.000%	9/27/2027	300	288
2 Lehman Brothers Holdings, Inc.	6.000%	5/3/2032	175	136
Merrill Lynch & Co., Inc.	4.125%	9/10/2009	75	73
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	405	395
Merrill Lynch & Co., Inc.	4.790%	8/4/2010	220	219
Merrill Lynch & Co., Inc.	5.770%	7/25/2011	175	178
Merrill Lynch & Co., Inc.	6.050%	8/15/2012	75	75
Merrill Lynch & Co., Inc.	5.450%	2/5/2013	225	221
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	125	118
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	275	265
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	475	445
Merrill Lynch & Co., Inc.	6.050%	5/16/2016	225	214
Merrill Lynch & Co., Inc.	5.700%	5/2/2017	250	233
Merrill Lynch & Co., Inc.	6.400%	8/28/2017	725	709
Merrill Lynch & Co., Inc.	6.500%	7/15/2018	75	73
Merrill Lynch & Co., Inc.	6.220%	9/15/2026	375	317
Merrill Lynch & Co., Inc.	6.110%	1/29/2037	175	139
Morgan Stanley Dean Witter	4.000%	1/15/2010	750	741
Morgan Stanley Dean Witter	4.250%	5/15/2010	400	398
Morgan Stanley Dean Witter	6.750%	4/15/2011	400	415
Morgan Stanley Dean Witter	5.625%	1/9/2012	300	303
Morgan Stanley Dean Witter	6.600%	4/1/2012	375	388
Morgan Stanley Dean Witter	5.750%	8/31/2012	100	101
Morgan Stanley Dean Witter	5.250%	11/2/2012	50	50
Morgan Stanley Dean Witter	5.300%	3/1/2013	150	148
Morgan Stanley Dean Witter	4.750%	4/1/2014	525	488
Morgan Stanley Dean Witter	5.375%	10/15/2015	175	172
Morgan Stanley Dean Witter	5.750%	10/18/2016	350	346
Morgan Stanley Dean Witter	5.450%	1/9/2017	500	471
Morgan Stanley Dean Witter	5.550%	4/27/2017	125	118
Morgan Stanley Dean Witter	5.950%	12/28/2017	400	387
Morgan Stanley Dean Witter	6.625%	4/1/2018	225	227
Morgan Stanley Dean Witter	6.250%	8/9/2026	450	416
Morgan Stanley Dean Witter	7.250%	4/1/2032	150	152
Finance Companies (1.6%)
Allied Capital Corp.	6.000%	4/1/2012	75	75
American Express Bank, FSB	5.550%	10/17/2012	250	259
American Express Centurion Bank	4.375%	7/30/2009	225	227
American Express Centurion Bank	5.200%	11/26/2010	100	104
American Express Centurion Bank	6.000%	9/13/2017	125	125
American Express Co.	5.250%	9/12/2011	100	101
American Express Co.	5.500%	9/12/2016	100	96
American Express Co.	6.150%	8/28/2017	150	151
American Express Co.	7.000%	3/19/2018	200	211
American Express Co.	8.150%	3/19/2038	50	55
2 American Express Co.	6.800%	9/1/2066	200	185
American Express Credit Corp.	5.000%	12/2/2010	125	128
3 American Express Travel	5.250%	11/21/2011	25	25
American General Finance Corp.	3.875%	10/1/2009	225	221
American General Finance Corp.	4.875%	5/15/2010	100	99
American General Finance Corp.	4.875%	7/15/2012	25	24
American General Finance Corp.	5.850%	6/1/2013	405	394
American General Finance Corp.	5.750%	9/15/2016	425	393
American General Finance Corp.	6.900%	12/15/2017	300	293
Block Financial LLC	7.875%	1/15/2013	25	27
Capital One Bank	5.750%	9/15/2010	175	174
Capital One Capital III	7.686%	8/15/2036	125	97
Capital One Capital IV	6.745%	2/17/2037	75	53
Capital One Financial	5.700%	9/15/2011	100	95
Capital One Financial	4.800%	2/21/2012	100	93
Capital One Financial	5.500%	6/1/2015	25	22
Capital One Financial	6.150%	9/1/2016	125	108
Capital One Financial	5.250%	2/21/2017	50	45
Capital One Financial	6.750%	9/15/2017	75	74
3 Capmark Financial Group	5.875%	5/10/2012	25	17
3 Capmark Financial Group	6.300%	5/10/2017	100	61
CIT Group Co. of Canada	4.650%	7/1/2010	350	285
CIT Group Co. of Canada	5.600%	11/2/2011	75	58
CIT Group Co. of Canada	5.200%	6/1/2015	125	99
CIT Group, Inc.	4.250%	2/1/2010	100	82
CIT Group, Inc.	5.200%	11/3/2010	75	59
CIT Group, Inc.	4.750%	12/15/2010	25	20
CIT Group, Inc.	5.600%	4/27/2011	125	99
CIT Group, Inc.	7.625%	11/30/2012	250	209
CIT Group, Inc.	5.400%	3/7/2013	50	40
CIT Group, Inc.	5.000%	2/1/2015	100	78
CIT Group, Inc.	5.400%	1/30/2016	450	343
CIT Group, Inc.	5.850%	9/15/2016	100	76
CIT Group, Inc.	5.650%	2/13/2017	175	137
CIT Group, Inc.	6.000%	4/1/2036	75	57
Countrywide Financial Corp.	6.250%	5/15/2016	425	346
Countrywide Home Loan	4.125%	9/15/2009	225	204
Countrywide Home Loan	4.000%	3/22/2011	250	222
General Electric Capital Corp.	3.125%	4/1/2009	75	75
General Electric Capital Corp.	3.250%	6/15/2009	700	704
General Electric Capital Corp.	4.125%	9/1/2009	225	229
General Electric Capital Corp.	4.625%	9/15/2009	725	743
General Electric Capital Corp.	5.250%	10/27/2009	50	52
General Electric Capital Corp.	4.250%	9/13/2010	250	256
General Electric Capital Corp.	4.875%	10/21/2010	500	520
General Electric Capital Corp.	6.125%	2/22/2011	525	557
General Electric Capital Corp.	5.500%	4/28/2011	125	131
General Electric Capital Corp.	5.875%	2/15/2012	550	585
General Electric Capital Corp.	4.375%	3/3/2012	100	101
General Electric Capital Corp.	6.000%	6/15/2012	175	186
General Electric Capital Corp.	5.250%	10/19/2012	500	520
General Electric Capital Corp.	5.450%	1/15/2013	50	53
General Electric Capital Corp.	5.500%	6/4/2014	400	418
General Electric Capital Corp.	5.650%	6/9/2014	175	184
General Electric Capital Corp.	5.000%	1/8/2016	275	276
General Electric Capital Corp.	5.625%	9/15/2017	550	566
General Electric Capital Corp.	6.750%	3/15/2032	1,000	1,074
General Electric Capital Corp.	6.150%	8/7/2037	300	300
General Electric Capital Corp.	5.875%	1/14/2038	1,075	1,041
2 General Electric Capital Corp.	6.375%	11/15/2067	650	640
2 HSBC Finance Capital Trust IX	5.911%	11/30/2035	100	85
HSBC Finance Corp.	4.750%	5/15/2009	700	699
HSBC Finance Corp.	4.125%	11/16/2009	75	74
HSBC Finance Corp.	4.625%	9/15/2010	300	305
HSBC Finance Corp.	5.250%	1/14/2011	225	227
HSBC Finance Corp.	5.700%	6/1/2011	300	302
HSBC Finance Corp.	6.375%	10/15/2011	375	386
HSBC Finance Corp.	7.000%	5/15/2012	275	292
HSBC Finance Corp.	6.375%	11/27/2012	75	76
HSBC Finance Corp.	4.750%	7/15/2013	100	97
HSBC Finance Corp.	5.250%	1/15/2014	400	400
HSBC Finance Corp.	5.000%	6/30/2015	575	552
International Lease Finance Corp.	4.875%	9/1/2010	50	49
International Lease Finance Corp.	5.125%	11/1/2010	125	124
International Lease Finance Corp.	4.950%	2/1/2011	450	448
International Lease Finance Corp.	5.450%	3/24/2011	50	50
International Lease Finance Corp.	5.750%	6/15/2011	600	604
International Lease Finance Corp.	5.300%	5/1/2012	75	73
International Lease Finance Corp.	5.000%	9/15/2012	350	338
International Lease Finance Corp.	6.375%	3/25/2013	150	151
International Lease Finance Corp.	5.650%	6/1/2014	225	218
iStar Financial Inc.	5.650%	9/15/2011	125	95
iStar Financial Inc.	5.150%	3/1/2012	250	184
iStar Financial Inc.	5.950%	10/15/2013	50	37
iStar Financial Inc.	5.875%	3/15/2016	75	54
iStar Financial Inc.	5.850%	3/15/2017	50	36
SLM Corp.	4.500%	7/26/2010	50	41
SLM Corp.	5.400%	10/25/2011	450	352
SLM Corp.	5.375%	1/15/2013	150	117
SLM Corp.	5.050%	11/14/2014	450	331
SLM Corp.	5.625%	8/1/2033	75	54
Insurance (1.0%)
ACE Capital Trust II	9.700%	4/1/2030	50	58
ACE INA Holdings, Inc.	5.700%	2/15/2017	100	100
ACE INA Holdings, Inc.	5.800%	3/15/2018	25	25
Aetna, Inc.	6.000%	6/15/2016	75	76
Aetna, Inc.	6.625%	6/15/2036	175	166
Aetna, Inc.	6.750%	12/15/2037	175	169
Allied World Assurance	7.500%	8/1/2016	150	151
Allstate Corp.	5.000%	8/15/2014	150	151
Allstate Corp.	6.125%	12/15/2032	100	94
Allstate Corp.	5.550%	5/9/2035	125	107
Allstate Corp.	5.950%	4/1/2036	75	68
2 Allstate Corp.	6.125%	5/15/2037	75	68
2 Allstate Corp.	6.500%	5/15/2057	225	193
Ambac, Inc.	5.950%	12/5/2035	300	180
Ambac, Inc.	6.150%	2/15/2037	25	10
American General Capital II	8.500%	7/1/2030	100	111
American International Group, Inc.	4.700%	10/1/2010	100	100
American International Group, Inc.	5.375%	10/18/2011	75	76
American International Group, Inc.	4.950%	3/20/2012	175	175
American International Group, Inc.	5.050%	10/1/2015	375	356
American International Group, Inc.	5.600%	10/18/2016	150	147
American International Group, Inc.	5.850%	1/16/2018	325	317
American International Group, Inc.	6.250%	5/1/2036	175	167
American International Group, Inc.	6.250%	3/15/2037	100	80
Arch Capital Group Ltd.	7.350%	5/1/2034	75	71
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	75	78
Assurant, Inc.	5.625%	2/15/2014	25	24
Assurant, Inc.	6.750%	2/15/2034	50	48
AXA Financial, Inc.	7.750%	8/1/2010	100	109
AXA SA	8.600%	12/15/2030	375	402
Axis Capital Holdings	5.750%	12/1/2014	50	47
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	365	373
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	100	103
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	50	52
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	275	282
2 Chubb Corp.	6.375%	3/29/2037	75	69
Chubb Corp.	6.000%	5/11/2037	200	181
CIGNA Corp.	7.875%	5/15/2027	50	54
CIGNA Corp.	6.150%	11/15/2036	50	44
Cincinnati Financial Corp.	6.125%	11/1/2034	150	140
CNA Financial Corp.	6.000%	8/15/2011	100	100
CNA Financial Corp.	5.850%	12/15/2014	100	96
CNA Financial Corp.	6.500%	8/15/2016	175	175
Commerce Group, Inc.	5.950%	12/9/2013	50	51
Coventry Health Care Inc.	6.300%	8/15/2014	125	124
2 Everest Reinsurance Holdings, Inc.	6.600%	5/15/2037	75	53
Fund American Cos., Inc.	5.875%	5/15/2013	75	77
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	100	105
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	50	51
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	50	55
Genworth Financial, Inc.	5.750%	6/15/2014	50	49
Genworth Financial, Inc.	6.500%	6/15/2034	150	136
2 Genworth Financial, Inc.	6.150%	11/15/2066	75	59
Hartford Financial Services
Group, Inc.	5.250%	10/15/2011	100	103
Hartford Financial Services
Group, Inc.	5.500%	10/15/2016	25	24
Hartford Financial Services
Group, Inc.	5.375%	3/15/2017	100	95
Hartford Financial Services
Group, Inc.	6.300%	3/15/2018	75	76
Hartford Financial Services
Group, Inc.	5.950%	10/15/2036	100	88
Hartford Financial Services
Group, Inc.	6.100%	10/1/2041	75	66
Humana Inc.	6.450%	6/1/2016	150	150
2 ING Capital Funding Trust III	5.775%	12/8/2049	300	247
ING USA Global	4.500%	10/1/2010	125	129
Lincoln National Corp.	6.200%	12/15/2011	100	105
Lincoln National Corp.	5.650%	8/27/2012	25	26
Lincoln National Corp.	6.150%	4/7/2036	150	137
2 Lincoln National Corp.	6.050%	4/20/2067	50	43
Loews Corp.	6.000%	2/1/2035	50	45
Marsh & McLennan Cos., Inc.	5.150%	9/15/2010	50	51
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	175	182
Marsh & McLennan Cos., Inc.	5.750%	9/15/2015	200	192
MetLife, Inc.	5.375%	12/15/2012	125	127
MetLife, Inc.	5.000%	11/24/2013	50	51
MetLife, Inc.	5.000%	6/15/2015	125	123
MetLife, Inc.	6.500%	12/15/2032	175	171
MetLife, Inc.	6.375%	6/15/2034	100	96
MetLife, Inc.	6.400%	12/15/2036	150	122
Principal Financial Group, Inc.	6.050%	10/15/2036	100	90
Principal Life Income Funding	5.125%	3/1/2011	125	129
Principal Life Income Funding	5.300%	12/14/2012	125	130
Principal Life Income Funding	5.100%	4/15/2014	100	98
Progressive Corp.	6.375%	1/15/2012	100	107
Progressive Corp.	6.625%	3/1/2029	125	130
2 Progressive Corp.	6.700%	6/15/2037	125	109
Protective Life Secured Trust	4.850%	8/16/2010	100	103
Prudential Financial, Inc.	5.800%	6/15/2012	125	131
Prudential Financial, Inc.	5.150%	1/15/2013	50	51
Prudential Financial, Inc.	4.500%	7/15/2013	200	199
Prudential Financial, Inc.	4.750%	4/1/2014	75	72
Prudential Financial, Inc.	5.100%	9/20/2014	75	74
Prudential Financial, Inc.	5.500%	3/15/2016	25	25
Prudential Financial, Inc.	6.100%	6/15/2017	75	75
Prudential Financial, Inc.	6.000%	12/1/2017	225	226
Prudential Financial, Inc.	5.750%	7/15/2033	50	44
Prudential Financial, Inc.	5.400%	6/13/2035	100	83
Prudential Financial, Inc.	5.900%	3/17/2036	125	112
Prudential Financial, Inc.	5.700%	12/14/2036	50	43
Prudential Financial, Inc.	6.625%	12/1/2037	125	122
St. Paul Travelers Cos., Inc.	6.250%	6/20/2016	150	157
Torchmark Corp.	6.375%	6/15/2016	100	106
Travelers Cos. Inc.	5.750%	12/15/2017	250	253
2 Travelers Cos. Inc.	6.250%	3/15/2037	75	66
Travelers Cos. Inc.	6.250%	6/15/2037	200	190
UnitedHealth Group, Inc.	4.125%	8/15/2009	50	50
UnitedHealth Group, Inc.	5.250%	3/15/2011	150	151
UnitedHealth Group, Inc.	5.500%	11/15/2012	175	178
UnitedHealth Group, Inc.	4.875%	2/15/2013	100	99
UnitedHealth Group, Inc.	5.000%	8/15/2014	75	73
UnitedHealth Group, Inc.	4.875%	3/15/2015	50	47
UnitedHealth Group, Inc.	6.000%	6/15/2017	75	75
UnitedHealth Group, Inc.	6.000%	11/15/2017	50	50
UnitedHealth Group, Inc.	6.000%	2/15/2018	175	171
UnitedHealth Group, Inc.	6.500%	6/15/2037	50	45
UnitedHealth Group, Inc.	6.625%	11/15/2037	200	181
UnitedHealth Group, Inc.	6.875%	2/15/2038	50	48
WellPoint Inc.	4.250%	12/15/2009	50	50
WellPoint Inc.	6.375%	1/15/2012	100	106
WellPoint Inc.	6.800%	8/1/2012	150	159
WellPoint Inc.	5.000%	12/15/2014	25	23
WellPoint Inc.	5.250%	1/15/2016	50	47
WellPoint Inc.	5.875%	6/15/2017	50	49
WellPoint Inc.	5.950%	12/15/2034	375	334
WellPoint Inc.	5.850%	1/15/2036	175	152
WellPoint Inc.	6.375%	6/15/2037	100	89
Willis North America Inc.	5.625%	7/15/2015	225	219
XL Capital Ltd.	5.250%	9/15/2014	125	110
XL Capital Ltd.	6.250%	5/15/2027	125	96
2 XL Capital Ltd.	6.500%	12/15/2049	125	88
Real Estate Investment
Trusts (0.3%)
Arden Realty LP	5.250%	3/1/2015	25	25
AvalonBay Communities, Inc.	5.500%	1/15/2012	50	48
AvalonBay Communities, Inc.	5.750%	9/15/2016	50	46
Boston Properties, Inc.	5.625%	4/15/2015	200	191
Brandywine Operating Partnership	4.500%	11/1/2009	100	96
Brandywine Operating Partnership	5.625%	12/15/2010	50	48
Brandywine Operating Partnership	5.400%	11/1/2014	50	42
Camden Property Trust	5.700%	5/15/2017	100	85
Colonial Realty LP	5.500%	10/1/2015	50	41
Developers Diversified Realty Corp.	5.375%	10/15/2012	25	23
Duke Realty LP	5.625%	8/15/2011	50	48
Duke Realty LP	5.950%	2/15/2017	125	111
ERP Operating LP	6.625%	3/15/2012	100	102
ERP Operating LP	5.500%	10/1/2012	100	97
ERP Operating LP	5.250%	9/15/2014	50	45
ERP Operating LP	5.125%	3/15/2016	75	66
ERP Operating LP	5.375%	8/1/2016	50	45
ERP Operating LP	5.750%	6/15/2017	25	23
HCP Inc.	6.700%	1/30/2018	50	43
Health Care Property Investors, Inc.	6.450%	6/25/2012	50	48
Health Care Property Investors, Inc.	5.650%	12/15/2013	150	137
Health Care Property Investors, Inc.	6.300%	9/15/2016	100	85
Health Care REIT, Inc.	6.200%	6/1/2016	275	248
HealthCare Realty Trust	5.125%	4/1/2014	75	66
Hospitality Properties	5.125%	2/15/2015	150	126
HRPT Properties Trust	6.250%	8/15/2016	150	140
Kimco Realty Corp.	5.783%	3/15/2016	25	23
Liberty Property LP	5.125%	3/2/2015	250	226
Liberty Property LP	5.500%	12/15/2016	50	45
National Retail Properties	6.875%	10/15/2017	275	265
Nationwide Health Properties, Inc.	6.250%	2/1/2013	125	127
ProLogis	5.250%	11/15/2010	75	75
ProLogis	5.500%	3/1/2013	75	74
ProLogis	5.625%	11/15/2015	75	69
ProLogis	5.750%	4/1/2016	50	46
ProLogis	5.625%	11/15/2016	75	68
Realty Income Corp.	6.750%	8/15/2019	150	141
Regency Centers LP	6.750%	1/15/2012	300	307
Simon Property Group Inc.	4.875%	8/15/2010	75	75
Simon Property Group Inc.	5.000%	3/1/2012	100	98
Simon Property Group Inc.	5.750%	12/1/2015	525	499
Simon Property Group Inc.	5.250%	12/1/2016	250	227
Simon Property Group Inc.	5.875%	3/1/2017	25	24
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/2015	100	104
Vornado Realty	5.600%	2/15/2011	175	169
Other (0.0%)
XTRA Finance Corp.	5.150%	4/1/2017	375	386

				114,469

Industrial (8.8%)
Basic Industry (0.5%)
Alcan, Inc.	4.875%	9/15/2012	125	127
Alcan, Inc.	4.500%	5/15/2013	125	125
Alcan, Inc.	5.200%	1/15/2014	125	122
Alcan, Inc.	5.000%	6/1/2015	25	24
Alcan, Inc.	6.125%	12/15/2033	225	220
Alcoa, Inc.	7.375%	8/1/2010	100	107
Alcoa, Inc.	5.375%	1/15/2013	200	202
Alcoa, Inc.	5.900%	2/1/2027	50	45
Barrick Gold Finance Inc.	4.875%	11/15/2014	75	74
BHP Billiton Finance	5.250%	12/15/2015	50	49
BHP Finance USA Ltd.	5.125%	3/29/2012	25	26
BHP Finance USA Ltd.	8.500%	12/1/2012	200	230
BHP Finance USA Ltd.	5.400%	3/29/2017	100	97
Celulosa Arauco Constitution SA	8.625%	8/15/2010	100	111
Celulosa Arauco Constitution SA	5.625%	4/20/2015	250	250
Commercial Metals Co.	6.500%	7/15/2017	50	52
Dow Chemical Co.	6.000%	10/1/2012	375	394
Dow Chemical Co.	7.375%	11/1/2029	25	27
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	170	179
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	30	31
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	25	26
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	100	105
Falconbridge Ltd.	7.350%	6/5/2012	75	81
Inco Ltd.	7.750%	5/15/2012	125	139
Inco Ltd.	5.700%	10/15/2015	125	123
International Paper Co.	5.850%	10/30/2012	49	51
International Paper Co.	5.300%	4/1/2015	75	73
Lubrizol Corp.	5.500%	10/1/2014	250	244
Lubrizol Corp.	6.500%	10/1/2034	100	100
MeadWestvaco Corp.	6.850%	4/1/2012	50	52
Monsanto Co.	7.375%	8/15/2012	100	112
Newmont Mining	5.875%	4/1/2035	100	82
Noranda, Inc.	7.250%	7/15/2012	50	55
Noranda, Inc.	5.500%	6/15/2017	200	187
Nucor Corp.	5.750%	12/1/2017	75	77
Nucor Corp.	6.400%	12/1/2037	50	51
Placer Dome, Inc.	6.450%	10/15/2035	75	72
Plum Creek Timber Co.	5.875%	11/15/2015	100	102
Potash Corp. of Saskatchewan	7.750%	5/31/2011	375	420
PPG Industries, Inc.	5.750%	3/15/2013	100	103
PPG Industries, Inc.	6.650%	3/15/2018	100	106
Praxair, Inc.	3.950%	6/1/2013	200	201
Praxair, Inc.	5.250%	11/15/2014	50	54
Praxair, Inc.	5.200%	3/15/2017	25	25
Rohm & Haas Co.	7.850%	7/15/2029	100	112
Southern Copper Corp.	7.500%	7/27/2035	150	153
Teck Cominco Ltd.	6.125%	10/1/2035	150	128
US Steel Corp.	6.050%	6/1/2017	150	136
US Steel Corp.	7.000%	2/1/2018	100	96
Vale Overseas Ltd.	6.250%	1/23/2017	100	100
Vale Overseas Ltd.	8.250%	1/17/2034	50	55
Vale Overseas Ltd.	6.875%	11/21/2036	275	265
Westvaco Corp.	8.200%	1/15/2030	25	26
Weyerhaeuser Co.	6.750%	3/15/2012	475	499
Weyerhaeuser Co.	7.375%	3/15/2032	50	50
Capital Goods (0.9%)
Bemis Co. Inc.	4.875%	4/1/2012	150	152
Boeing Capital Corp.	7.375%	9/27/2010	350	377
Boeing Capital Corp.	5.800%	1/15/2013	250	270
Boeing Co.	6.625%	2/15/2038	150	168
Caterpillar Financial
Services Corp.	4.150%	1/15/2010	50	51
Caterpillar Financial
Services Corp.	4.850%	12/7/2012	350	359
Caterpillar Financial
Services Corp.	4.250%	2/8/2013	250	251
Caterpillar Financial
Services Corp.	4.750%	2/17/2015	250	250
Caterpillar, Inc.	6.625%	7/15/2028	75	81
Caterpillar, Inc.	6.050%	8/15/2036	600	613
Caterpillar, Inc.	7.375%	3/1/2097	175	205
CRH America Inc.	5.625%	9/30/2011	50	50
CRH America Inc.	6.950%	3/15/2012	300	320
CRH America Inc.	6.000%	9/30/2016	225	215
Deere & Co.	6.950%	4/25/2014	175	197
Deere & Co.	7.125%	3/3/2031	100	116
Embraer Overseas Ltd.	6.375%	1/24/2017	150	149
Emerson Electric Co.	7.125%	8/15/2010	50	54
Emerson Electric Co.	4.625%	10/15/2012	300	311
Emerson Electric Co.	5.250%	10/15/2018	225	228
General Dynamics Corp.	4.250%	5/15/2013	75	76
General Electric Co.	5.000%	2/1/2013	850	881
General Electric Co.	5.250%	12/6/2017	125	125
Hanson PLC	7.875%	9/27/2010	75	82
Hanson PLC	5.250%	3/15/2013	25	25
Honeywell International, Inc.	6.125%	11/1/2011	100	108
Honeywell International, Inc.	5.625%	8/1/2012	150	160
Honeywell International, Inc.	4.250%	3/1/2013	50	51
Honeywell International, Inc.	5.300%	3/15/2017	200	207
John Deere Capital Corp.	5.400%	10/17/2011	150	159
John Deere Capital Corp.	7.000%	3/15/2012	100	111
Joy Global, Inc.	6.000%	11/15/2016	50	51
Lafarge SA	6.500%	7/15/2016	200	193
Lafarge SA	7.125%	7/15/2036	325	301
Lockheed Martin Corp.	4.121%	3/14/2013	125	125
Lockheed Martin Corp.	6.150%	9/1/2036	375	385
Masco Corp.	4.800%	6/15/2015	125	109
Minnesota Mining &
Manufacturing Corp.	5.125%	11/6/2009	50	52
Minnesota Mining &
Manufacturing Corp.	6.375%	2/15/2028	100	111
Minnesota Mining &
Manufacturing Corp.	5.700%	3/15/2037	125	129
Mohawk Industries Inc.	5.750%	1/15/2011	225	238
Mohawk Industries Inc.	6.125%	1/15/2016	275	268
Northrop Grumman Corp.	7.125%	2/15/2011	250	271
Northrop Grumman Corp.	7.750%	2/15/2031	125	154
Raytheon Co.	5.500%	11/15/2012	100	107
Raytheon Co.	5.375%	4/1/2013	25	26
Raytheon Co.	7.200%	8/15/2027	25	28
Republic Services, Inc.	6.086%	3/15/2035	75	73
Textron Financial Corp.	5.125%	11/1/2010	375	386
Textron, Inc.	6.500%	6/1/2012	225	246
TRW, Inc.	7.750%	6/1/2029	300	363
Tyco International Group SA	6.750%	2/15/2011	125	131
Tyco International Group SA	6.375%	10/15/2011	200	200
Tyco International Group SA	6.000%	11/15/2013	50	51
Tyco International Group SA	7.000%	6/15/2028	325	309
United Technologies Corp.	4.375%	5/1/2010	50	51
United Technologies Corp.	6.350%	3/1/2011	50	54
United Technologies Corp.	6.100%	5/15/2012	200	216
United Technologies Corp.	4.875%	5/1/2015	125	127
United Technologies Corp.	5.375%	12/15/2017	50	52
United Technologies Corp.	6.700%	8/1/2028	100	110
United Technologies Corp.	7.500%	9/15/2029	125	150
United Technologies Corp.	5.400%	5/1/2035	50	47
United Technologies Corp.	6.050%	6/1/2036	325	334
Communication (2.2%)
America Movil SA de C.V.	5.500%	3/1/2014	50	50
America Movil SA de C.V.	5.750%	1/15/2015	100	101
America Movil SA de C.V.	6.375%	3/1/2035	175	170
America Movil SA de C.V.	6.125%	11/15/2037	150	139
AT&T Inc.	4.125%	9/15/2009	275	277
AT&T Inc.	5.300%	11/15/2010	50	52
AT&T Inc.	7.300%	11/15/2011	150	163
AT&T Inc.	5.875%	2/1/2012	340	355
AT&T Inc.	5.875%	8/15/2012	110	115
AT&T Inc.	4.950%	1/15/2013	400	402
AT&T Inc.	5.100%	9/15/2014	450	446
AT&T Inc.	5.625%	6/15/2016	475	480
AT&T Inc.	5.500%	2/1/2018	75	73
AT&T Inc.	8.000%	11/15/2031	875	1,019
AT&T Inc.	6.450%	6/15/2034	75	74
AT&T Inc.	6.800%	5/15/2036	150	152
AT&T Inc.	6.500%	9/1/2037	275	274
AT&T Inc.	6.300%	1/15/2038	400	385
AT&T Wireless	7.875%	3/1/2011	550	599
AT&T Wireless	8.125%	5/1/2012	475	533
AT&T Wireless	8.750%	3/1/2031	125	151
BellSouth Capital Funding	7.875%	2/15/2030	175	192
BellSouth Corp.	4.200%	9/15/2009	150	151
BellSouth Corp.	4.750%	11/15/2012	125	126
BellSouth Corp.	6.875%	10/15/2031	125	129
BellSouth Corp.	6.550%	6/15/2034	225	220
BellSouth Corp.	6.000%	11/15/2034	60	56
BellSouth Telecommunications	6.375%	6/1/2028	70	69
British Sky Broadcasting Corp.	8.200%	7/15/2009	50	52
British Telecommunications PLC	8.625%	12/15/2010	25	28
British Telecommunications PLC	5.950%	1/15/2018	300	291
British Telecommunications PLC	9.125%	12/15/2030	350	435
CenturyTel, Inc.	5.000%	2/15/2015	50	46
Cingular Wireless LLC	6.500%	12/15/2011	100	106
Cingular Wireless LLC	7.125%	12/15/2031	225	234
Comcast Cable Communications
Holdings Inc.	8.375%	3/15/2013	300	334
Comcast Cable Communications
Holdings Inc.	9.455%	11/15/2022	139	167
Comcast Cable Communications, Inc.	6.875%	6/15/2009	300	309
Comcast Cable Communications, Inc.	6.750%	1/30/2011	75	78
Comcast Cable Communications, Inc.	8.875%	5/1/2017	500	585
Comcast Corp.	5.850%	1/15/2010	800	820
Comcast Corp.	5.500%	3/15/2011	50	51
Comcast Corp.	5.300%	1/15/2014	150	148
Comcast Corp.	5.900%	3/15/2016	100	99
Comcast Corp.	6.300%	11/15/2017	50	51
Comcast Corp.	5.875%	2/15/2018	325	317
Comcast Corp.	6.500%	11/15/2035	400	379
Comcast Corp.	6.450%	3/15/2037	125	118
Comcast Corp.	6.950%	8/15/2037	500	501
Cox Communications, Inc.	6.750%	3/15/2011	250	263
Cox Communications, Inc.	5.450%	12/15/2014	500	497
Cox Communications, Inc.	5.500%	10/1/2015	125	124
Deutsche Telekom International
Finance	8.000%	6/15/2010	525	563
Deutsche Telekom International
Finance	5.250%	7/22/2013	125	125
Deutsche Telekom International
Finance	5.750%	3/23/2016	400	396
Deutsche Telekom International
Finance	8.250%	6/15/2030	425	513
Embarq Corp.	7.082%	6/1/2016	200	189
Embarq Corp.	7.995%	6/1/2036	50	46
France Telecom	7.750%	3/1/2011	325	355
France Telecom	8.500%	3/1/2031	425	534
Gannett Co., Inc.	6.375%	4/1/2012	150	155
Grupo Televisa SA	6.625%	3/18/2025	100	100
Koninklijke KPN NV	8.000%	10/1/2010	75	81
McGraw-Hill Cos. Inc.	5.375%	11/15/2012	125	127
McGraw-Hill Cos. Inc.	5.900%	11/15/2017	150	148
McGraw-Hill Cos. Inc.	6.550%	11/15/2037	150	145
News America Holdings, Inc.	9.250%	2/1/2013	100	118
News America Holdings, Inc.	8.150%	10/17/2036	175	207
News America Inc.	5.300%	12/15/2014	250	249
News America Inc.	6.200%	12/15/2034	400	375
News America Inc.	6.400%	12/15/2035	290	285
Nextel Communications	6.875%	10/31/2013	150	119
Nextel Communications	5.950%	3/15/2014	105	78
Nextel Communications	7.375%	8/1/2015	180	139
Omnicom Group Inc.	5.900%	4/15/2016	25	24
Pacific Bell	7.125%	3/15/2026	50	51
Qwest Communications
International Inc.	7.875%	9/1/2011	150	150
Qwest Communications
International Inc.	8.875%	3/15/2012	125	128
Qwest Communications
International Inc.	7.500%	10/1/2014	200	196
Qwest Communications
International Inc.	6.500%	6/1/2017	100	90
R.R. Donnelley & Sons Co.	3.750%	4/1/2009	50	50
R.R. Donnelley & Sons Co.	4.950%	5/15/2010	75	76
R.R. Donnelley & Sons Co.	5.625%	1/15/2012	50	50
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	25	23
R.R. Donnelley & Sons Co.	5.500%	5/15/2015	50	45
Reed Elsevier Capital	4.625%	6/15/2012	25	24
Rogers Wireless Inc.	6.375%	3/1/2014	300	297
Sprint Capital Corp.	6.375%	5/1/2009	275	271
Sprint Capital Corp.	7.625%	1/30/2011	325	301
Sprint Capital Corp.	6.875%	11/15/2028	350	262
Sprint Capital Corp.	8.750%	3/15/2032	275	233
Sprint Nextel Corp.	6.000%	12/1/2016	650	506
Telecom Italia Capital	4.875%	10/1/2010	100	99
Telecom Italia Capital	6.200%	7/18/2011	100	101
Telecom Italia Capital	5.250%	11/15/2013	270	253
Telecom Italia Capital	4.950%	9/30/2014	150	139
Telecom Italia Capital	5.250%	10/1/2015	275	245
Telecom Italia Capital	6.375%	11/15/2033	85	74
Telecom Italia Capital	7.200%	7/18/2036	100	96
Tele-Communications, Inc.	7.875%	8/1/2013	50	56
Telefonica Emisiones SAU	5.984%	6/20/2011	200	205
Telefonica Emisiones SAU	6.421%	6/20/2016	450	463
Telefonica Emisiones SAU	7.045%	6/20/2036	425	450
Telefonica Europe BV	7.750%	9/15/2010	125	135
Telefonica Europe BV	8.250%	9/15/2030	200	235
Telefonos de Mexico SA	4.750%	1/27/2010	325	328
Telefonos de Mexico SA	5.500%	1/27/2015	200	197
Telus Corp.	8.000%	6/1/2011	125	136
Thomson Corp.	5.700%	10/1/2014	125	124
Thomson Corp.	5.500%	8/15/2035	200	166
Time Warner Cable Inc.	5.400%	7/2/2012	150	148
Time Warner Cable Inc.	5.850%	5/1/2017	500	478
Time Warner Cable Inc.	6.550%	5/1/2037	125	118
Time Warner Entertainment	8.375%	3/15/2023	175	193
Time Warner Entertainment	8.375%	7/15/2033	100	111
US Cellular	6.700%	12/15/2033	75	66
US West Communications Group	7.500%	6/15/2023	100	88
US West Communications Group	6.875%	9/15/2033	275	222
Verizon Communications Corp.	5.550%	2/15/2016	250	248
Verizon Communications Corp.	5.500%	2/15/2018	100	98
Verizon Communications Corp.	6.400%	2/15/2038	125	121
Verizon Global Funding Corp.	7.250%	12/1/2010	300	321
Verizon Global Funding Corp.	6.875%	6/15/2012	900	976
Verizon Global Funding Corp.	7.750%	12/1/2030	125	136
Verizon Global Funding Corp.	5.850%	9/15/2035	425	389
Verizon New England, Inc.	6.500%	9/15/2011	200	209
Verizon New Jersey, Inc.	5.875%	1/17/2012	100	104
Verizon New York, Inc.	6.875%	4/1/2012	75	81
Verizon Virginia, Inc.	4.625%	3/15/2013	100	97
Viacom Inc.	7.700%	7/30/2010	125	131
Viacom Inc.	6.625%	5/15/2011	125	127
Vodafone AirTouch PLC	7.750%	2/15/2010	50	53
Vodafone AirTouch PLC	7.875%	2/15/2030	50	56
Vodafone Group PLC	5.350%	2/27/2012	100	102
Vodafone Group PLC	5.000%	12/16/2013	75	74
Vodafone Group PLC	5.375%	1/30/2015	500	489
Vodafone Group PLC	5.000%	9/15/2015	50	48
Vodafone Group PLC	5.750%	3/15/2016	100	100
Vodafone Group PLC	5.625%	2/27/2017	250	244
Vodafone Group PLC	6.150%	2/27/2037	75	70
WPP Finance USA Corp.	5.875%	6/15/2014	75	75
Consumer Cyclical (1.3%)
Brinker International	5.750%	6/1/2014	50	51
Costco Wholesale Corp.	5.300%	3/15/2012	25	26
Costco Wholesale Corp.	5.500%	3/15/2017	200	206
CVS Caremark Corp.	4.000%	9/15/2009	25	25
CVS Caremark Corp.	5.750%	8/15/2011	25	26
2 CVS Caremark Corp.	6.302%	6/1/2037	125	114
CVS Corp.	4.875%	9/15/2014	75	74
CVS Corp.	6.125%	8/15/2016	25	26
CVS Corp.	6.250%	6/1/2027	375	377
DaimlerChrysler North America
Holding Corp.	7.200%	9/1/2009	25	26
DaimlerChrysler North America
Holding Corp.	4.875%	6/15/2010	175	176
DaimlerChrysler North America
Holding Corp.	5.875%	3/15/2011	600	616
DaimlerChrysler North America
Holding Corp.	5.750%	9/8/2011	400	411
DaimlerChrysler North America
Holding Corp.	7.300%	1/15/2012	625	670
DaimlerChrysler North America
Holding Corp.	6.500%	11/15/2013	300	316
DaimlerChrysler North America
Holding Corp.	8.500%	1/18/2031	100	114
Darden Restaurants Inc.	5.625%	10/15/2012	75	75
Darden Restaurants Inc.	6.200%	10/15/2017	250	244
Darden Restaurants Inc.	6.800%	10/15/2037	100	91
Federated Department Stores, Inc.	6.300%	4/1/2009	25	25
Federated Department Stores, Inc.	6.625%	4/1/2011	275	275
Federated Department Stores, Inc.	6.900%	4/1/2029	100	85
Federated Retail Holding	5.350%	3/15/2012	75	71
Federated Retail Holding	5.900%	12/1/2016	425	373
Federated Retail Holding	6.375%	3/15/2037	75	59
Home Depot Inc.	3.750%	9/15/2009	150	148
Home Depot Inc.	4.625%	8/15/2010	100	99
Home Depot Inc.	5.250%	12/16/2013	250	245
Home Depot Inc.	5.400%	3/1/2016	175	162
Home Depot Inc.	5.875%	12/16/2036	225	184
ITT Corp.	7.375%	11/15/2015	375	366
J.C. Penney Co., Inc.	8.000%	3/1/2010	150	157
J.C. Penney Co., Inc.	7.950%	4/1/2017	75	79
J.C. Penney Co., Inc.	6.375%	10/15/2036	150	127
J.C. Penney Co., Inc.	7.400%	4/1/2037	200	191
Johnson Controls, Inc.	5.250%	1/15/2011	75	77
Johnson Controls, Inc.	6.000%	1/15/2036	25	24
Kohl's Corp.	6.250%	12/15/2017	50	47
Kohl's Corp.	6.000%	1/15/2033	100	78
Lowe's Cos., Inc.	5.600%	9/15/2012	100	105
Lowe's Cos., Inc.	5.000%	10/15/2015	150	150
Lowe's Cos., Inc.	5.400%	10/15/2016	150	151
Lowe's Cos., Inc.	6.100%	9/15/2017	75	78
Lowe's Cos., Inc.	6.875%	2/15/2028	25	27
Lowe's Cos., Inc.	6.500%	3/15/2029	200	201
Lowe's Cos., Inc.	5.800%	10/15/2036	50	45
Lowe's Cos., Inc.	6.650%	9/15/2037	25	25
Macy's Retail Holdings Inc.	6.790%	7/15/2027	50	42
Marriott International	4.625%	6/15/2012	100	97
Marriott International	5.625%	2/15/2013	100	96
Marriott International	6.200%	6/15/2016	25	24
Marriott International	6.375%	6/15/2017	50	49
May Department Stores Co.	5.750%	7/15/2014	50	46
May Department Stores Co.	6.650%	7/15/2024	75	65
McDonald's Corp.	5.300%	3/15/2017	125	128
McDonald's Corp.	5.800%	10/15/2017	175	183
McDonald's Corp.	5.350%	3/1/2018	100	101
McDonald's Corp.	6.300%	10/15/2037	50	51
MDC Holdings Inc.	5.500%	5/15/2013	75	72
Nordstrom, Inc.	6.250%	1/15/2018	75	75
Nordstrom, Inc.	7.000%	1/15/2038	50	49
Starwood Hotel Resorts	6.250%	2/15/2013	100	99
Target Corp.	7.500%	8/15/2010	75	82
Target Corp.	5.125%	1/15/2013	325	333
Target Corp.	4.000%	6/15/2013	175	172
Target Corp.	5.875%	7/15/2016	100	101
Target Corp.	5.375%	5/1/2017	200	199
Target Corp.	6.000%	1/15/2018	400	408
Target Corp.	7.000%	7/15/2031	25	26
Target Corp.	6.350%	11/1/2032	150	142
Target Corp.	6.500%	10/15/2037	150	145
Target Corp.	7.000%	1/15/2038	125	128
The Walt Disney Co.	5.700%	7/15/2011	325	344
The Walt Disney Co.	6.375%	3/1/2012	100	109
The Walt Disney Co.	5.625%	9/15/2016	375	392
The Walt Disney Co.	6.000%	7/17/2017	175	189
Time Warner, Inc.	6.750%	4/15/2011	375	384
Time Warner, Inc.	5.500%	11/15/2011	250	247
Time Warner, Inc.	6.875%	5/1/2012	50	52
Time Warner, Inc.	5.875%	11/15/2016	75	71
Time Warner, Inc.	9.150%	2/1/2023	195	225
Time Warner, Inc.	6.625%	5/15/2029	175	161
Time Warner, Inc.	7.625%	4/15/2031	300	309
Time Warner, Inc.	7.700%	5/1/2032	225	234
Time Warner, Inc.	6.500%	11/15/2036	175	157
Toll Brothers, Inc.	5.150%	5/15/2015	100	90
Toyota Motor Credit Corp.	4.250%	3/15/2010	450	464
Toyota Motor Credit Corp.	4.350%	12/15/2010	75	78
Toyota Motor Credit Corp.	5.450%	5/18/2011	225	241
VF Corp.	5.950%	11/1/2017	75	75
VF Corp.	6.450%	11/1/2037	50	47
Viacom Inc.	5.750%	4/30/2011	75	76
Viacom Inc.	6.250%	4/30/2016	50	49
Viacom Inc.	6.125%	10/5/2017	75	73
Viacom Inc.	6.875%	4/30/2036	250	241
Wal-Mart Stores, Inc.	6.875%	8/10/2009	250	264
Wal-Mart Stores, Inc.	4.000%	1/15/2010	75	76
Wal-Mart Stores, Inc.	4.125%	7/1/2010	150	154
Wal-Mart Stores, Inc.	4.125%	2/15/2011	25	26
Wal-Mart Stores, Inc.	4.550%	5/1/2013	525	539
Wal-Mart Stores, Inc.	7.250%	6/1/2013	100	115
Wal-Mart Stores, Inc.	4.500%	7/1/2015	225	223
Wal-Mart Stores, Inc.	5.375%	4/5/2017	25	26
Wal-Mart Stores, Inc.	5.800%	2/15/2018	250	261
Wal-Mart Stores, Inc.	5.875%	4/5/2027	725	720
Wal-Mart Stores, Inc.	7.550%	2/15/2030	175	204
Wal-Mart Stores, Inc.	5.250%	9/1/2035	100	88
Wal-Mart Stores, Inc.	6.500%	8/15/2037	475	498
Western Union Co.	5.400%	11/17/2011	125	126
Western Union Co.	5.930%	10/1/2016	125	124
Western Union Co.	6.200%	11/17/2036	75	69
Yum! Brands, Inc.	8.875%	4/15/2011	175	193
Yum! Brands, Inc.	7.700%	7/1/2012	50	55
Yum! Brands, Inc.	6.250%	4/15/2016	50	51
Yum! Brands, Inc.	6.250%	3/15/2018	50	50
YUM! BRANDS, INC.	6.875%	11/15/2037	225	215
Consumer Noncyclical (1.9%)
Abbott Laboratories	3.750%	3/15/2011	100	101
Abbott Laboratories	5.150%	11/30/2012	100	107
Abbott Laboratories	4.350%	3/15/2014	225	225
Abbott Laboratories	5.875%	5/15/2016	475	504
Abbott Laboratories	5.600%	11/30/2017	100	104
Abbott Laboratories	6.150%	11/30/2037	150	156
Allergan Inc.	5.750%	4/1/2016	25	26
AmerisourceBergen Corp.	5.625%	9/15/2012	100	101
AmerisourceBergen Corp.	5.875%	9/15/2015	150	149
Amgen Inc.	4.000%	11/18/2009	175	175
Amgen Inc.	4.850%	11/18/2014	100	98
Amgen Inc.	5.850%	6/1/2017	200	198
Amgen Inc.	6.375%	6/1/2037	125	120
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	250	268
Anheuser-Busch Cos., Inc.	4.375%	1/15/2013	125	127
Anheuser-Busch Cos., Inc.	5.500%	1/15/2018	75	78
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	150	165
Anheuser-Busch Cos., Inc.	5.750%	4/1/2036	50	49
Anheuser-Busch Cos., Inc.	6.450%	9/1/2037	275	297
Archer-Daniels-Midland Co.	5.450%	3/15/2018	75	76
Archer-Daniels-Midland Co.	7.000%	2/1/2031	200	216
Archer-Daniels-Midland Co.	5.935%	10/1/2032	100	96
Archer-Daniels-Midland Co.	5.375%	9/15/2035	275	243
AstraZeneca PLC	5.400%	9/15/2012	425	448
AstraZeneca PLC	5.400%	6/1/2014	75	78
AstraZeneca PLC	5.900%	9/15/2017	375	397
AstraZeneca PLC	6.450%	9/15/2037	450	484
Baxter Finco, BV	4.750%	10/15/2010	175	181
Baxter International, Inc.	6.250%	12/1/2037	150	154
Biogen Idec Inc.	6.000%	3/1/2013	225	229
Biogen Idec Inc.	6.875%	3/1/2018	325	332
Bottling Group LLC	4.625%	11/15/2012	200	209
Bottling Group LLC	5.000%	11/15/2013	75	78
Bottling Group LLC	5.500%	4/1/2016	250	261
Bristol-Myers Squibb Co.	7.150%	6/15/2023	300	341
Bristol-Myers Squibb Co.	5.875%	11/15/2036	100	97
Bunge Ltd. Finance Corp.	5.100%	7/15/2015	25	24
Campbell Soup Co.	6.750%	2/15/2011	100	108
Cardinal Health, Inc.	4.000%	6/15/2015	50	46
Cardinal Health, Inc.	5.850%	12/15/2017	75	75
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	100	119
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	100	117
Clorox Co.	4.200%	1/15/2010	175	176
Clorox Co.	5.000%	1/15/2015	50	48
Coca-Cola Co.	5.350%	11/15/2017	325	338
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	50	63
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	200	245
Coca-Cola HBC Finance	5.125%	9/17/2013	100	105
ConAgra Foods, Inc.	7.875%	9/15/2010	234	256
3 Covidien International	5.450%	10/15/2012	125	128
3 Covidien International	6.000%	10/15/2017	225	230
3 Covidien International	6.550%	10/15/2037	175	176
Diageo Capital PLC	5.200%	1/30/2013	50	52
Diageo Capital PLC	5.750%	10/23/2017	25	25
Diageo Finance BV	5.300%	10/28/2015	75	76
Eli Lilly & Co.	6.000%	3/15/2012	50	55
Eli Lilly & Co.	5.200%	3/15/2017	150	154
Eli Lilly & Co.	5.500%	3/15/2027	150	148
Fortune Brands Inc.	5.125%	1/15/2011	125	121
Fortune Brands Inc.	5.375%	1/15/2016	400	376
Fortune Brands Inc.	5.875%	1/15/2036	50	43
Genentech Inc.	4.750%	7/15/2015	25	25
Genentech Inc.	5.250%	7/15/2035	75	70
General Mills, Inc.	6.000%	2/15/2012	233	246
General Mills, Inc.	5.650%	9/10/2012	100	105
General Mills, Inc.	5.700%	2/15/2017	150	151
Gillette Co.	3.800%	9/15/2009	100	102
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	375	376
Grand Metropolitan
Investment Corp.	9.000%	8/15/2011	400	457
H.J. Heinz Co.	6.625%	7/15/2011	250	266
H.J. Heinz Co.	6.750%	3/15/2032	225	229
Hasbro Inc.	6.300%	9/15/2017	175	183
Hershey Foods Corp.	5.300%	9/1/2011	50	52
Hershey Foods Corp.	5.450%	9/1/2016	50	51
Hospira, Inc.	5.900%	6/15/2014	75	77
Johnson & Johnson	5.150%	8/15/2012	175	190
Johnson & Johnson	3.800%	5/15/2013	75	77
Johnson & Johnson	6.950%	9/1/2029	25	30
Johnson & Johnson	4.950%	5/15/2033	150	137
Johnson & Johnson	5.950%	8/15/2037	275	294
Kellogg Co.	6.600%	4/1/2011	220	235
Kellogg Co.	5.125%	12/3/2012	375	388
Kellogg Co.	4.250%	3/6/2013	100	100
Kimberly-Clark Corp.	4.875%	8/15/2015	200	201
Kimberly-Clark Corp.	6.125%	8/1/2017	275	299
Kimberly-Clark Corp.	6.250%	7/15/2018	50	54
Kraft Foods, Inc.	4.125%	11/12/2009	425	426
Kraft Foods, Inc.	5.625%	11/1/2011	50	51
Kraft Foods, Inc.	6.250%	6/1/2012	100	104
Kraft Foods, Inc.	5.250%	10/1/2013	25	25
Kraft Foods, Inc.	6.500%	8/11/2017	475	487
Kraft Foods, Inc.	6.500%	11/1/2031	200	186
Kraft Foods, Inc.	7.000%	8/11/2037	450	449
Kroger Co.	6.800%	4/1/2011	225	238
Kroger Co.	6.750%	4/15/2012	350	378
Kroger Co.	6.200%	6/15/2012	250	263
Kroger Co.	5.000%	4/15/2013	200	201
Kroger Co.	6.150%	1/15/2020	75	76
Kroger Co.	8.000%	9/15/2029	125	141
Kroger Co.	7.500%	4/1/2031	100	109
Kroger Co.	6.900%	4/15/2038	75	76
Laboratory Corp. of America	5.625%	12/15/2015	75	74
McKesson Corp.	7.750%	2/1/2012	100	112
Mckesson Corp.	5.250%	3/1/2013	175	182
Medco Health Solutions	7.125%	3/15/2018	250	259
Medtronic Inc.	4.375%	9/15/2010	75	77
Medtronic Inc.	4.750%	9/15/2015	100	98
Merck & Co.	4.375%	2/15/2013	100	103
Merck & Co.	4.750%	3/1/2015	200	203
Merck & Co.	6.400%	3/1/2028	50	54
Merck & Co.	5.950%	12/1/2028	75	75
Merck & Co.	5.750%	11/15/2036	150	151
Molson Coors Capital Finance	4.850%	9/22/2010	50	52
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	275	321
PepsiAmericas Inc.	5.750%	7/31/2012	100	106
PepsiAmericas Inc.	5.000%	5/15/2017	100	97
Pepsico, Inc.	4.650%	2/15/2013	175	181
Pfizer, Inc.	4.500%	2/15/2014	250	258
Pharmacia Corp.	6.600%	12/1/2028	75	82
Philips Electronics NV	6.875%	3/11/2038	175	186
Procter & Gamble Co.	4.950%	8/15/2014	50	52
Procter & Gamble Co.	6.450%	1/15/2026	75	82
Procter & Gamble Co.	5.550%	3/5/2037	325	323
2 Procter & Gamble Co. ESOP	9.360%	1/1/2021	444	565
Quest Diagnostic, Inc.	5.450%	11/1/2015	200	194
Quest Diagnostic, Inc.	6.950%	7/1/2037	75	77
Reynolds American Inc.	6.500%	7/15/2010	75	78
Reynolds American Inc.	7.250%	6/1/2012	75	80
Reynolds American Inc.	7.250%	6/1/2013	150	162
Reynolds American Inc.	6.750%	6/15/2017	150	153
Reynolds American Inc.	7.250%	6/15/2037	125	125
Safeway, Inc.	6.500%	3/1/2011	200	209
Safeway, Inc.	6.350%	8/15/2017	100	106
Safeway, Inc.	7.250%	2/1/2031	50	53
Schering-Plough Corp.	5.550%	12/1/2013	100	103
Schering-Plough Corp.	6.000%	9/15/2017	150	152
Schering-Plough Corp.	6.750%	12/1/2033	175	176
Schering-Plough Corp.	6.550%	9/15/2037	25	24
Sysco Corp.	4.200%	2/12/2013	25	25
Sysco Corp.	5.250%	2/12/2018	100	102
Sysco Corp.	5.375%	9/21/2035	100	92
Teva Pharmaceutical
Finance LLC	6.150%	2/1/2036	400	398
Unilever Capital Corp.	7.125%	11/1/2010	350	384
Unilever Capital Corp.	5.900%	11/15/2032	50	51
UST, Inc.	5.750%	3/1/2018	75	76
Whirlpool Corp.	5.500%	3/1/2013	325	330
Wm. Wrigley Jr. Co.	4.300%	7/15/2010	125	128
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	125	126
Wyeth	5.500%	3/15/2013	275	291
Wyeth	5.500%	2/1/2014	50	52
Wyeth	5.500%	2/15/2016	200	204
Wyeth	5.450%	4/1/2017	50	51
Wyeth	6.450%	2/1/2024	100	106
Wyeth	6.500%	2/1/2034	100	105
Wyeth	6.000%	2/15/2036	125	124
Wyeth	5.950%	4/1/2037	525	515
Energy (1.0%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	125	138
Amerada Hess Corp.	6.650%	8/15/2011	100	107
Amerada Hess Corp.	7.875%	10/1/2029	350	415
Amerada Hess Corp.	7.300%	8/15/2031	100	113
Anadarko Finance Co.	6.750%	5/1/2011	25	27
Anadarko Petroleum Corp.	5.950%	9/15/2016	350	362
Anadarko Petroleum Corp.	6.450%	9/15/2036	450	460
Apache Corp.	5.625%	1/15/2017	100	104
Apache Corp.	6.000%	1/15/2037	150	151
Baker Hughes, Inc.	6.875%	1/15/2029	100	108
Burlington Resources, Inc.	6.680%	2/15/2011	50	54
Burlington Resources, Inc.	6.500%	12/1/2011	100	108
Burlington Resources, Inc.	7.400%	12/1/2031	175	205
Canadian Natural Resources	5.450%	10/1/2012	50	51
Canadian Natural Resources	5.150%	2/1/2013	25	25
Canadian Natural Resources	4.900%	12/1/2014	150	149
Canadian Natural Resources	6.000%	8/15/2016	125	129
Canadian Natural Resources	5.700%	5/15/2017	150	152
Canadian Natural Resources	5.900%	2/1/2018	75	76
Canadian Natural Resources	7.200%	1/15/2032	225	238
Canadian Natural Resources	6.450%	6/30/2033	100	97
Canadian Natural Resources	6.500%	2/15/2037	125	123
Canadian Natural Resources	6.250%	3/15/2038	150	144
Canadian Natural Resources	6.750%	2/1/2039	50	51
Conoco Funding Co.	6.350%	10/15/2011	375	408
Conoco Funding Co.	7.250%	10/15/2031	75	86
ConocoPhillips Canada	5.300%	4/15/2012	150	158
ConocoPhillips Canada	5.625%	10/15/2016	250	263
ConocoPhillips Canada	5.950%	10/15/2036	150	154
Devon Financing Corp.	6.875%	9/30/2011	200	218
Devon Financing Corp.	7.875%	9/30/2031	50	62
Diamond Offshore Drilling	4.875%	7/1/2015	25	25
Encana Corp.	4.600%	8/15/2009	100	101
Encana Corp.	4.750%	10/15/2013	25	24
Encana Corp.	5.900%	12/1/2017	225	230
Encana Corp.	6.500%	8/15/2034	325	321
Encana Corp.	6.625%	8/15/2037	150	152
Encana Holdings
Finance Corp.	5.800%	5/1/2014	100	105
EOG Resources Inc.	5.875%	9/15/2017	225	238
Halliburton Co.	5.500%	10/15/2010	150	156
Husky Energy Inc.	6.150%	6/15/2019	100	102
Husky Energy Inc.	6.800%	9/15/2037	50	51
Kerr McGee Corp.	6.875%	9/15/2011	175	187
Kerr McGee Corp.	6.950%	7/1/2024	250	263
Kerr McGee Corp.	7.875%	9/15/2031	50	59
Marathon Oil Corp.	6.125%	3/15/2012	275	290
Marathon Oil Corp.	5.900%	3/15/2018	75	76
Marathon Oil Corp.	6.600%	10/1/2037	500	492
3 Nabors Industries Inc.	6.150%	2/15/2018	50	51
Nexen, Inc.	5.050%	11/20/2013	50	50
Nexen, Inc.	5.650%	5/15/2017	100	99
Nexen, Inc.	7.875%	3/15/2032	50	56
Nexen, Inc.	6.400%	5/15/2037	300	288
Norsk Hydro	7.250%	9/23/2027	400	463
Occidental Petroleum	6.750%	1/15/2012	250	275
Ocean Energy, Inc.	7.250%	10/1/2011	75	83
Petro-Canada	7.875%	6/15/2026	25	28
Petro-Canada	7.000%	11/15/2028	100	105
Petro-Canada	5.350%	7/15/2033	150	126
Petro-Canada	5.950%	5/15/2035	125	115
Phillips Petroleum Co.	8.750%	5/25/2010	450	502
Questar Market Resources	6.050%	9/1/2016	100	104
Shell International Finance	5.625%	6/27/2011	225	241
Suncor Energy, Inc.	5.950%	12/1/2034	75	72
Suncor Energy, Inc.	6.500%	6/15/2038	200	197
Sunoco, Inc.	4.875%	10/15/2014	50	49
Sunoco, Inc.	5.750%	1/15/2017	50	50
Talisman Energy, Inc.	5.125%	5/15/2015	50	50
Talisman Energy, Inc.	5.850%	2/1/2037	150	137
Tosco Corp.	8.125%	2/15/2030	100	127
Transocean Inc.	6.000%	3/15/2018	75	77
Transocean Inc.	7.500%	4/15/2031	175	196
Transocean Inc.	6.800%	3/15/2038	150	153
Valero Energy Corp.	6.875%	4/15/2012	300	324
Valero Energy Corp.	7.500%	4/15/2032	225	234
Valero Energy Corp.	6.625%	6/15/2037	175	167
Weatherford International Inc.	5.150%	3/15/2013	25	25
Weatherford International Inc.	6.350%	6/15/2017	150	155
Weatherford International Inc.	6.000%	3/15/2018	50	50
Weatherford International Inc.	6.500%	8/1/2036	275	259
Weatherford International Inc.	6.800%	6/15/2037	25	25
Weatherford International Inc.	7.000%	3/15/2038	50	51
XTO Energy, Inc.	5.900%	8/1/2012	50	53
XTO Energy, Inc.	6.250%	4/15/2013	175	189
XTO Energy, Inc.	5.000%	1/31/2015	50	49
XTO Energy, Inc.	6.250%	8/1/2017	350	371
XTO Energy, Inc.	6.750%	8/1/2037	150	160
Technology (0.5%)
Agilent Technologies Inc.	6.500%	11/1/2017	225	229
Cisco Systems Inc.	5.250%	2/22/2011	700	732
Cisco Systems Inc.	5.500%	2/22/2016	200	206
Dun & Bradstreet Corp.	6.000%	4/1/2013	150	152
Electronic Data Systems	7.125%	10/15/2009	50	51
Electronic Data Systems	6.500%	8/1/2013	75	75
Equifax Inc.	6.300%	7/1/2017	25	25
Equifax Inc.	7.000%	7/1/2037	50	44
Fiserv, Inc.	6.125%	11/20/2012	275	283
Fiserv, Inc.	6.800%	11/20/2017	150	155
Harris Corp.	5.000%	10/1/2015	125	122
Hewlett-Packard Co.	6.500%	7/1/2012	200	218
Hewlett-Packard Co.	4.500%	3/1/2013	100	102
Hewlett-Packard Co.	5.500%	3/1/2018	75	77
IBM International Group Capital	5.050%	10/22/2012	275	288
International Business
Machines Corp.	4.375%	6/1/2009	150	153
International Business
Machines Corp.	5.700%	9/14/2017	850	894
International Business
Machines Corp.	6.220%	8/1/2027	75	77
International Business
Machines Corp.	6.500%	1/15/2028	75	80
International Business
Machines Corp.	5.875%	11/29/2032	325	324
International Business
Machines Corp.	7.125%	12/1/2096	250	281
Intuit Inc.	5.400%	3/15/2012	50	50
Intuit Inc.	5.750%	3/15/2017	75	73
Motorola, Inc.	7.625%	11/15/2010	19	20
Motorola, Inc.	8.000%	11/1/2011	25	26
Motorola, Inc.	5.375%	11/15/2012	50	46
Motorola, Inc.	6.000%	11/15/2017	50	43
Motorola, Inc.	7.500%	5/15/2025	50	44
Motorola, Inc.	6.500%	9/1/2025	50	40
Motorola, Inc.	6.500%	11/15/2028	50	39
Motorola, Inc.	6.625%	11/15/2037	50	40
National Semiconductor	6.600%	6/15/2017	200	202
Oracle Corp.	5.000%	1/15/2011	100	103
Oracle Corp.	5.250%	1/15/2016	275	276
Philips Electronics NV	4.625%	3/11/2013	100	100
Philips Electronics NV	5.750%	3/11/2018	200	204
Pitney Bowes, Inc.	4.625%	10/1/2012	200	204
Pitney Bowes, Inc.	4.875%	8/15/2014	100	99
Pitney Bowes, Inc.	5.000%	3/15/2015	175	173
Pitney Bowes, Inc.	4.750%	1/15/2016	200	194
Science Applications
International Corp.	6.250%	7/1/2012	25	27
Science Applications
International Corp.	5.500%	7/1/2033	25	22
3 Tyco Electronics Group	6.550%	10/1/2017	125	132
Xerox Capital Trust I	8.000%	2/1/2027	75	74
Xerox Corp.	7.125%	6/15/2010	200	211
Xerox Corp.	6.875%	8/15/2011	50	52
Xerox Corp.	7.625%	6/15/2013	50	52
Xerox Corp.	6.400%	3/15/2016	100	103
Xerox Corp.	6.750%	2/1/2017	100	105
Transportation (0.4%)
2 American Airlines, Inc.	6.855%	4/15/2009	61	60
American Airlines, Inc.	7.024%	10/15/2009	125	124
American Airlines, Inc.	7.858%	10/1/2011	75	75
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	190	202
Burlington Northern Santa Fe Corp.	5.900%	7/1/2012	225	233
Burlington Northern Santa Fe Corp.	5.650%	5/1/2017	100	100
Burlington Northern Santa Fe Corp.	6.200%	8/15/2036	250	241
Burlington Northern Santa Fe Corp.	6.150%	5/1/2037	125	120
Canadian National Railway Co.	6.375%	10/15/2011	100	108
Canadian National Railway Co.	5.800%	6/1/2016	100	104
Canadian National Railway Co.	6.800%	7/15/2018	250	279
Canadian National Railway Co.	6.200%	6/1/2036	75	75
Canadian Pacific Rail	6.250%	10/15/2011	175	183
Canadian Pacific Rail	5.950%	5/15/2037	150	126
CNF, Inc.	6.700%	5/1/2034	100	90
Continental Airlines, Inc.	6.563%	2/15/2012	200	197
2 Continental Airlines, Inc.	6.648%	9/15/2017	199	196
CSX Corp.	6.300%	3/15/2012	150	155
CSX Corp.	6.250%	4/1/2015	50	51
CSX Corp.	5.600%	5/1/2017	175	168
CSX Corp.	6.000%	10/1/2036	50	43
CSX Corp.	7.450%	4/1/2038	50	51
Delta Air Lines Enhanced Equipment
Trust Certificates	6.417%	7/2/2012	100	99
2 Delta Air Lines Enhanced Equipment
Trust Certificates	6.718%	1/2/2023	92	91
Delta Air Lines, Inc.	7.111%	9/18/2011	100	98
3,2 Delta Air Lines, Inc.	6.821%	8/10/2022	122	117
FedEx Corp.	5.500%	8/15/2009	150	154
Norfolk Southern Corp.	6.200%	4/15/2009	75	77
Norfolk Southern Corp.	6.750%	2/15/2011	75	80
Norfolk Southern Corp.	7.700%	5/15/2017	450	527
Norfolk Southern Corp.	7.800%	5/15/2027	200	232
Norfolk Southern Corp.	7.900%	5/15/2097	50	58
Ryder System Inc.	5.950%	5/2/2011	75	78
Ryder System Inc.	5.850%	3/1/2014	75	75
Ryder System Inc.	5.850%	11/1/2016	25	24
Southwest Airlines Co.	6.500%	3/1/2012	250	259
Southwest Airlines Co.	5.750%	12/15/2016	75	74
2 Southwest Airlines Co.	6.150%	8/1/2022	49	48
Union Pacific Corp.	6.125%	1/15/2012	25	27
Union Pacific Corp.	6.500%	4/15/2012	150	162
Union Pacific Corp.	5.450%	1/31/2013	225	232
Union Pacific Corp.	5.750%	11/15/2017	350	355
Union Pacific Corp.	7.125%	2/1/2028	150	164
2 United Air Lines Inc.	6.636%	7/2/2022	49	45
United Parcel Service of America	4.500%	1/15/2013	50	52
United Parcel Service of America	5.500%	1/15/2018	75	79
United Parcel Service of America	6.200%	1/15/2038	100	107
Other (0.1%)
Cintas Corp.	6.125%	12/1/2017	75	77
Cooper Industries, Inc.	5.250%	11/15/2012	100	103
Cooper Industries, Inc.	5.450%	4/1/2015	75	76
Danaher Corp.	5.625%	1/15/2018	75	78
Dover Corp.	4.875%	10/15/2015	50	49
Dover Corp.	5.450%	3/15/2018	200	202
Dover Corp.	6.600%	3/15/2038	75	78
Rockwell Automation	5.650%	12/1/2017	25	26
Rockwell Automation	6.700%	1/15/2028	50	54
Rockwell Automation	6.250%	12/1/2037	100	103

				121,803

Utilities (1.9%)
Electric (1.4%)
AEP Texas Central Co.	6.650%	2/15/2033	200	207
Alabama Power Co.	5.500%	10/15/2017	225	231
American Electric Power Co., Inc.	5.375%	3/15/2010	150	154
3 American Water Capital Corp.	6.085%	10/15/2017	200	209
3 American Water Capital Corp.	6.593%	10/15/2037	150	151
Arizona Public Service Co.	5.800%	6/30/2014	75	74
Baltimore Gas & Electric Co.	5.900%	10/1/2016	100	99
Carolina Power & Light Co.	5.125%	9/15/2013	175	184
CenterPoint Energy Houston	5.700%	3/15/2013	300	317
CenterPoint Energy Houston	6.950%	3/15/2033	50	53
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	75	80
Commonwealth Edison Co.	6.150%	3/15/2012	75	79
Commonwealth Edison Co.	5.950%	8/15/2016	250	251
Commonwealth Edison Co.	6.150%	9/15/2017	225	230
Commonwealth Edison Co.	5.800%	3/15/2018	100	99
Commonwealth Edison Co.	6.450%	1/15/2038	175	169
Connecticut Light & Power Co.	6.350%	6/1/2036	175	174
Consolidated Edison Co. of New York	4.875%	2/1/2013	75	78
Consolidated Edison Co. of New York	5.500%	9/15/2016	100	102
Consolidated Edison Co. of New York	5.300%	3/1/2035	100	87
Consolidated Edison Co. of New York	6.200%	6/15/2036	75	74
Consolidated Edison Co. of New York	6.300%	8/15/2037	275	277
Constellation Energy Group, Inc.	7.000%	4/1/2012	50	54
Constellation Energy Group, Inc.	4.550%	6/15/2015	475	431
Constellation Energy Group, Inc.	7.600%	4/1/2032	25	24
Consumers Energy Co.	5.375%	4/15/2013	75	77
Consumers Energy Co.	5.500%	8/15/2016	100	99
DDuke Energy Carolinas LLC	6.100%	6/1/2037	125	124
Detroit Edison Co.	6.125%	10/1/2010	75	80
Dominion Resources, Inc.	5.150%	7/15/2015	600	592
Dominion Resources, Inc.	6.000%	11/30/2017	250	263
Dominion Resources, Inc.	6.300%	3/15/2033	100	98
Dominion Resources, Inc.	5.950%	6/15/2035	225	211
2 Dominion Resources, Inc.	6.300%	9/30/2066	75	69
DTE Energy Co.	7.050%	6/1/2011	100	107
Duke Energy Carolinas LLC	6.000%	1/15/2038	25	25
Duke Energy Corp.	6.250%	1/15/2012	300	321
Duke Energy Corp.	6.000%	12/1/2028	100	98
El Paso Electric Co.	6.000%	5/15/2035	50	46
Empresa Nacional Electric	8.350%	8/1/2013	100	115
Energy East Corp.	6.750%	6/15/2012	150	162
Energy East Corp.	6.750%	7/15/2036	75	71
Exelon Corp.	4.900%	6/15/2015	200	193
FirstEnergy Corp.	6.450%	11/15/2011	175	183
FirstEnergy Corp.	7.375%	11/15/2031	200	215
Florida Power & Light Co.	5.550%	11/1/2017	25	26
Florida Power & Light Co.	5.625%	4/1/2034	25	24
Florida Power & Light Co.	4.950%	6/1/2035	175	153
Florida Power & Light Co.	5.400%	9/1/2035	75	70
Florida Power & Light Co.	6.200%	6/1/2036	50	52
Florida Power & Light Co.	5.650%	2/1/2037	100	98
Florida Power & Light Co.	5.850%	5/1/2037	25	25
Florida Power & Light Co.	5.950%	2/1/2038	75	76
Florida Power Corp.	6.350%	9/15/2037	125	130
FPL Group Capital, Inc.	7.375%	6/1/2009	250	262
FPL Group Capital, Inc.	5.625%	9/1/2011	50	53
2 FPL Group Capital, Inc.	6.350%	10/1/2066	75	69
2 FPL Group Capital, Inc.	6.650%	6/15/2067	75	71
3 Illinois Power	6.125%	11/15/2017	25	25
Indiana Michigan Power Co.	6.050%	3/15/2037	200	176
Jersey Central Power & Light	5.625%	5/1/2016	125	127
Jersey Central Power & Light	5.650%	6/1/2017	475	482
Kansas City Power & Light	6.050%	11/15/2035	50	48
MidAmerican Energy Co.	5.650%	7/15/2012	200	211
MidAmerican Energy Co.	5.125%	1/15/2013	150	158
MidAmerican Energy Co.	5.950%	7/15/2017	75	79
MidAmerican Energy Co.	5.300%	3/15/2018	50	50
MidAmerican Energy Co.	6.750%	12/30/2031	125	134
MidAmerican Energy Co.	5.750%	11/1/2035	250	236
3 MidAmerican Energy Holdings Co.	5.750%	4/1/2018	125	126
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	500	485
MidAmerican Energy Holdings Co.	6.500%	9/15/2037	225	227
National Rural Utilities Cooperative
Finance Corp.	4.750%	3/1/2014	175	176
National Rural Utilities Cooperative
Finance Corp.	5.450%	4/10/2017	225	228
National Rural Utilities Cooperative
Finance Corp.	5.450%	2/1/2018	225	225
National Rural Utilities Cooperative
Finance Corp.	8.000%	3/1/2032	175	201
NiSource Finance Corp.	7.875%	11/15/2010	100	107
NiSource Finance Corp.	5.250%	9/15/2017	150	138
Northern States Power Co.	5.250%	3/1/2018	150	153
Northern States Power Co.	6.250%	6/1/2036	50	52
Northern States Power Co.	6.200%	7/1/2037	50	53
NStar Electric Co.	4.875%	4/15/2014	50	51
NStar Electric Co.	5.625%	11/15/2017	150	159
Ohio Edison	6.400%	7/15/2016	175	183
Ohio Power Co.	6.000%	6/1/2016	75	78
Oncor Electric Delivery Co.	6.375%	5/1/2012	250	260
Oncor Electric Delivery Co.	6.375%	1/15/2015	125	125
Oncor Electric Delivery Co.	7.250%	1/15/2033	125	127
Pacific Gas & Electric Co.	4.200%	3/1/2011	50	50
Pacific Gas & Electric Co.	4.800%	3/1/2014	375	380
Pacific Gas & Electric Co.	5.625%	11/30/2017	150	154
Pacific Gas & Electric Co.	6.050%	3/1/2034	300	295
PacifiCorp	7.700%	11/15/2031	100	120
PacifiCorp	5.250%	6/15/2035	100	90
PECO Energy Co.	5.350%	3/1/2018	50	51
Pennsylvania Electric Co.	6.050%	9/1/2017	75	75
Pepco Holdings, Inc.	6.450%	8/15/2012	225	242
Pepco Holdings, Inc.	7.450%	8/15/2032	50	54
Potomac Electric Power	6.500%	11/15/2037	100	98
PPL Electric Utilities Corp.	6.250%	8/15/2009	200	208
PPL Energy Supply LLC	6.400%	11/1/2011	50	51
PPL Energy Supply LLC	6.200%	5/15/2016	50	50
PPL Energy Supply LLC	6.500%	5/1/2018	50	50
PPL Energy Supply LLC	6.000%	12/15/2036	150	124
Progress Energy, Inc.	7.100%	3/1/2011	305	326
Progress Energy, Inc.	6.850%	4/15/2012	25	27
Progress Energy, Inc.	7.000%	10/30/2031	325	353
PSE&G Power LLC	6.950%	6/1/2012	450	488
PSE&G Power LLC	5.500%	12/1/2015	125	124
PSE&G Power LLC	8.625%	4/15/2031	100	123
PSI Energy Inc.	5.000%	9/15/2013	125	126
Public Service Co. of Colorado	7.875%	10/1/2012	125	145
Public Service Co. of Colorado	6.250%	9/1/2037	25	25
Public Service Co. of Oklahoma	6.625%	11/15/2037	200	200
Public Service Electric & Gas	5.800%	5/1/2037	75	74
Puget Sound Energy Inc.	5.483%	6/1/2035	25	22
Puget Sound Energy Inc.	6.274%	3/15/2037	125	121
SCANA Corp.	6.875%	5/15/2011	225	240
Sierra Pacific Power Co.	6.000%	5/15/2016	75	74
Sierra Pacific Power Co.	6.750%	7/1/2037	150	146
Southern California Edison Co.	5.000%	1/15/2014	200	206
Southern California Edison Co.	4.650%	4/1/2015	75	75
Southern California Edison Co.	5.000%	1/15/2016	50	51
Southern California Edison Co.	6.650%	4/1/2029	75	76
Southern California Edison Co.	5.750%	4/1/2035	75	73
Southern California Edison Co.	5.350%	7/15/2035	100	93
Southern California Edison Co.	5.950%	2/1/2038	125	125
Southern Power Co.	6.250%	7/15/2012	100	108
Southern Power Co.	4.875%	7/15/2015	200	195
Tampa Electric Co.	6.550%	5/15/2036	100	99
Toledo Edison Co.	6.150%	5/15/2037	100	88
Union Electric Co.	5.400%	2/1/2016	100	100
Virginia Electric & Power Co.	6.000%	1/15/2036	125	123
Virginia Electric & Power Co.	6.000%	5/15/2037	100	98
Virginia Electric & Power Co.	6.350%	11/30/2037	50	51
Wisconsin Electric Power Co.	5.700%	12/1/2036	300	283
2 Wisconsin Energy Corp.	6.250%	5/15/2067	425	388
Wisconsin Power & Light Co.	6.375%	8/15/2037	100	103
Xcel Energy, Inc.	5.613%	4/1/2017	78	78
Xcel Energy, Inc.	6.500%	7/1/2036	100	98
Natural Gas (0.5%)
AGL Capital Corp.	7.125%	1/14/2011	50	54
Atmos Energy Corp.	4.000%	10/15/2009	125	125
Atmos Energy Corp.	4.950%	10/15/2014	50	48
Boardwalk Pipelines LLC	5.500%	2/1/2017	100	93
CenterPoint Energy Resources	6.150%	5/1/2016	75	77
Consolidated Natural Gas	5.000%	12/1/2014	300	302
Duke Capital Corp.	5.500%	3/1/2014	125	122
Duke Capital Corp.	6.750%	2/15/2032	50	48
El Paso Natural Gas Co.	5.950%	4/15/2017	75	75
3 Enbridge Energy Partners	6.500%	4/15/2018	75	75
3 Enbridge Energy Partners	7.500%	4/15/2038	150	150
Energy Transfer Partners LP	5.650%	8/1/2012	100	100
Energy Transfer Partners LP	5.950%	2/1/2015	75	73
Energy Transfer Partners LP	6.125%	2/15/2017	50	49
Energy Transfer Partners LP	6.625%	10/15/2036	150	142
* Enron Corp.	9.125%	4/1/2003	500	84
* Enron Corp.	7.125%	5/15/2007	150	25
* Enron Corp.	6.875%	10/15/2007	500	84
Enterprise Products Operating LP	4.950%	6/1/2010	100	102
Enterprise Products Operating LP	5.650%	4/1/2013	250	250
Enterprise Products Operating LP	5.600%	10/15/2014	100	100
Enterprise Products Operating LP	6.300%	9/15/2017	150	155
Enterprise Products Operating LP	6.500%	1/31/2019	50	50
Enterprise Products Operating LP	6.875%	3/1/2033	50	50
Equitable Resources Inc.	6.500%	4/1/2018	350	351
* HNG Internorth	9.625%	3/15/2006	500	84
KeySpan Corp.	8.000%	11/15/2030	75	87
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	50	53
Kinder Morgan Energy Partners LP	5.850%	9/15/2012	125	128
Kinder Morgan Energy Partners LP	5.000%	12/15/2013	50	50
Kinder Morgan Energy Partners LP	5.950%	2/15/2018	50	51
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	250	258
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	50	43
Kinder Morgan Energy Partners LP	6.950%	1/15/2038	75	74
Magellan Midstream Partners, LP	5.650%	10/15/2016	75	75
National Grid PLC	6.300%	8/1/2016	325	334
ONEOK Inc.	5.200%	6/15/2015	75	74
ONEOK Inc.	6.000%	6/15/2035	75	68
ONEOK Partners, LP	5.900%	4/1/2012	100	105
ONEOK Partners, LP	6.150%	10/1/2016	150	153
ONEOK Partners, LP	6.650%	10/1/2036	325	314
ONEOK Partners, LP	6.850%	10/15/2037	150	147
Panhandle Eastern Pipeline	6.200%	11/1/2017	250	244
San Diego Gas & Electric	5.350%	5/15/2035	25	23
Sempra Energy	7.950%	3/1/2010	100	107
3 Southern Natural Gas	5.900%	4/1/2017	300	299
Teppco Partners, LP	5.900%	4/15/2013	50	50
Teppco Partners, LP	6.650%	4/15/2018	50	50
Teppco Partners, LP	7.550%	4/15/2038	75	75
Texas Gas Transmission	4.600%	6/1/2015	100	94
Trans-Canada Pipelines	5.600%	3/31/2034	150	135
Trans-Canada Pipelines	5.850%	3/15/2036	300	277
Trans-Canada Pipelines	6.200%	10/15/2037	25	24
2 Trans-Canada Pipelines	6.350%	5/15/2067	275	240
Williams Cos., Inc.	7.750%	6/15/2031	75	80

				26,823

Total Corporate Bonds
(Cost $366,645)				360,894

Sovereign Bonds
(U.S. Dollar-Denominated) (2.4%)

Asian Development Bank	4.500%	9/4/2012	125	133
China Development Bank	4.750%	10/8/2014	100	100
China Development Bank	5.000%	10/15/2015	100	101
Corp. Andina de Fomento	5.200%	5/21/2013	125	125
Corp. Andina de Fomento	5.750%	1/12/2017	325	310
Development Bank of Japan	4.250%	6/9/2015	50	52
Eksportfinans	5.500%	5/25/2016	350	384
Eksportfinans	5.500%	6/26/2017	125	137
European Investment Bank	5.000%	2/8/2010	25	26
European Investment Bank	4.000%	3/3/2010	675	700
European Investment Bank	4.625%	9/15/2010	50	53
European Investment Bank	3.250%	2/15/2011	825	846
European Investment Bank	5.250%	6/15/2011	650	700
European Investment Bank	2.875%	3/15/2013	400	403
European Investment Bank	3.250%	5/15/2013	300	307
European Investment Bank	4.625%	5/15/2014	175	183
European Investment Bank	4.875%	2/16/2016	425	453
European Investment Bank	5.125%	9/13/2016	450	490
European Investment Bank	4.875%	1/17/2017	150	161
European Investment Bank	5.125%	5/30/2017	675	739
Export-Import Bank of Korea	4.500%	8/12/2009	200	203
Export-Import Bank of Korea	4.625%	3/16/2010	100	102
Export-Import Bank of Korea	5.500%	10/17/2012	125	130
Federation of Malaysia	8.750%	6/1/2009	400	426
Federation of Malaysia	7.500%	7/15/2011	75	84
Inter-American Development Bank	5.625%	4/16/2009	750	779
Inter-American Development Bank	8.500%	3/15/2011	130	150
Inter-American Development Bank	7.000%	6/15/2025	100	126
International Bank for Reconstruction
& Development	4.125%	6/24/2009	550	560
International Bank for Reconstruction
& Development	4.125%	8/12/2009	525	535
Japan Bank International	4.750%	5/25/2011	175	186
Japan Finance Corp.	5.875%	3/14/2011	100	109
Japan Finance Corp.	4.625%	4/21/2015	100	104
Japan Finance Corp.	5.000%	5/16/2017	100	108
KFW International Finance Inc.	4.500%	9/21/2009	375	388
KFW International Finance Inc.	4.875%	10/19/2009	250	261
Korea Development Bank	4.750%	7/20/2009	200	204
Korea Development Bank	4.625%	9/16/2010	100	104
Korea Development Bank	5.300%	1/17/2013	125	129
Korea Development Bank	5.750%	9/10/2013	250	260
Korea Electric Power	7.750%	4/1/2013	175	201
Kreditanstalt fur Wiederaufbau	5.250%	5/19/2009	125	130
Kreditanstalt fur Wiederaufbau	5.000%	6/1/2010	275	293
Kreditanstalt fur Wiederaufbau	4.250%	6/15/2010	1,350	1,391
Kreditanstalt fur Wiederaufbau	3.250%	2/15/2011	150	155
Kreditanstalt fur Wiederaufbau	4.750%	5/15/2012	50	54
Kreditanstalt fur Wiederaufbau	3.250%	3/15/2013	1,400	1,421
Kreditanstalt fur Wiederaufbau	5.125%	3/14/2016	675	730
Landeskreditbank Baden
-Wuerttemberg - Foerderbank	4.250%	9/15/2010	75	78
Landwirtschaftliche Rentenbank	3.625%	10/20/2009	375	380
Landwirtschaftliche Rentenbank	5.250%	7/2/2012	150	164
Landwirtschaftliche Rentenbank	3.250%	3/15/2013	150	152
Landwirtschaftliche Rentenbank	4.875%	11/16/2015	100	108
Mass Transit Railway Corp.	7.500%	11/8/2010	100	110
Oesterreichische Kontrollbank	5.000%	4/25/2017	150	163
3 Pemex Project Funding Master Trust	6.625%	6/15/2035	350	362
Pemex Project Funding Master Trust	6.625%	6/15/2035	125	129
People's Republic of China	4.750%	10/29/2013	50	51
Petrobras International Finance	6.125%	10/6/2016	350	351
Petrobras International Finance	5.875%	3/1/2018	25	24
Petrobras International Finance	8.375%	12/10/2018	100	116
Province of Manitoba	7.500%	2/22/2010	300	325
Province of Nova Scotia	5.750%	2/27/2012	50	55
Province of Ontario	3.625%	10/21/2009	125	126
Province of Ontario	2.750%	2/22/2011	75	75
Province of Ontario	5.000%	10/18/2011	625	668
Province of Ontario	4.750%	1/19/2016	100	105
Province of Ontario	5.450%	4/27/2016	500	551
Province of Quebec	5.000%	7/17/2009	950	974
Province of Quebec	6.125%	1/22/2011	75	81
Province of Quebec	5.125%	11/14/2016	325	349
Province of Quebec	7.500%	9/15/2029	325	434
Quebec Hydro Electric	6.300%	5/11/2011	75	82
Quebec Hydro Electric	8.000%	2/1/2013	500	605
Quebec Hydro Electric	8.400%	1/15/2022	275	383
Quebec Hydro Electric	8.050%	7/7/2024	200	261
Republic of Chile	7.125%	1/11/2012	150	167
Republic of Chile	5.500%	1/15/2013	175	187
Republic of Hungary	4.750%	2/3/2015	250	256
Republic of Italy	3.250%	5/15/2009	225	226
Republic of Italy	6.000%	2/22/2011	650	704
Republic of Italy	5.625%	6/15/2012	775	854
Republic of Italy	4.750%	1/25/2016	650	686
Republic of Italy	5.250%	9/20/2016	150	164
Republic of Italy	5.375%	6/15/2033	175	185
Republic of Korea	4.250%	6/1/2013	350	355
Republic of Korea	5.625%	11/3/2025	100	102
Republic of Poland	6.250%	7/3/2012	250	272
Republic of Poland	5.250%	1/15/2014	200	211
Republic of South Africa	7.375%	4/25/2012	500	544
State of Israel	4.625%	6/15/2013	75	77
State of Israel	5.500%	11/9/2016	175	188
Swedish Export Credit Corp.	4.000%	6/15/2010	150	153
Swedish Export Credit Corp.	4.500%	9/27/2010	75	78
Swedish Export Credit Corp.	5.125%	3/1/2017	100	107
United Mexican States	8.375%	1/14/2011	1,500	1,692
United Mexican States	6.375%	1/16/2013	74	81
United Mexican States	5.875%	1/15/2014	250	268
United Mexican States	6.625%	3/3/2015	10	11
United Mexican States	11.375%	9/15/2016	100	145
United Mexican States	5.625%	1/15/2017	550	578
United Mexican States	8.300%	8/15/2031	250	328
United Mexican States	6.750%	9/27/2034	908	1,010
United Mexican States	6.050%	1/11/2040	100	100

Total Sovereign Bonds
(Cost $31,253)				32,717

Taxable Municipal Bonds (0.2%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	550	561
Illinois (Taxable Pension) GO	5.100%	6/1/2033	1,100	1,090
Kansas Dev. Finance Auth. Rev. (Public
Employee Retirement System)	5.501%	5/1/2034	175	183
New Jersey Econ. Dev. Auth.
State Pension Rev.	7.425%	2/15/2029	100	121
New Jersey Turnpike Auth. Rev.	4.252%	1/1/2016	5	5
New Jersey Turnpike Auth. Rev.	4.252%	1/1/2016	70	69
Oregon (Taxable Pension) GO	5.762%	6/1/2023	50	55
Oregon (Taxable Pension) GO	5.892%	6/1/2027	75	82
Oregon School Board Assn.	4.759%	6/30/2028	75	66
Oregon School Board Assn.	5.528%	6/30/2028	50	52
Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/2047	125	121
Wisconsin Public Service Rev.	4.800%	5/1/2013	75	78
Wisconsin Public Service Rev.	5.700%	5/1/2026	75	82

Total Taxable Municipal Bonds
(Cost $2,450)				2,565

			Shares

Temporary Cash Investments (2.0%)

Money Market Fund (2.0%)

5 Vanguard Market Liquidity Fund
(Cost $27,083)	2.800%	27,083,283	27,083

Total Investments (100.4%)				1,392,918

Other Assets and Liabilities
- Net (-0.4%)				(4,893)

Net Assets (100%)				1,388,025

* Non-income-producing security--security in default.
1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the aggregate value of these securities was $8,712,000, representing 0.6% of net assets.
4 Adjustable-rate note.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO - General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2008, the cost of investment securities for tax purposes was $1,367,054,000. Net unrealized appreciation of investment securities for tax purposes was $25,864,000, consisting of unrealized gains of $37,212,000 on securities that had risen in value since their purchase and $11,348,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At March 31, 2008, the fund had the following open swap contracts:

Total Return Swaps

Reference Entity/Termination Date	Dealer (1)	Notional Amount ($000)	Floating Interest Rate Paid(2)	Unrealized Appreciation (Depreciation) ($000)

Commercial Mortgage-
Backer Securities Index
4/30/2008	BOA	3,200	2.753%	76
4/30/2008	BOA	11,500	2.853%	273
4/30/2008	LEH	7,500	2.859%	179
5/31/2008	BOA	1,000	2.703%	203
5/31/2008	BOA	1,000	2.703%	263
5/31/2008	BOA	1,000	2.703%	24
6/30/2008	LEH	3,000	2.500%	72
7/31/2008	BOA	4,000	2.953%	95
7/31/2008	BOA	4,000	2.953%	165
7/31/2008	BOA	4,000	2.953%	591
7/31/2008	LEH	5,000	2.859%	119
7/31/2008	LEH	5,000	2.859%	739
11/30/2008	LEH	4,000	2.859%	191
11/30/2008	LEH	4,000	2.859%	95
Hybrid ARM Index
4/30/2008	LEH	1,000	2.700%	(2)

				3,083

1 LEH-Lehman Brothers Special Financing Inc. BOA-Bank of America. 2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

        Level 1 — quoted prices in active markets for identical securities.

         Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

        Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities ($000)	Swap Contracts ($000)
Level 1- Quoted Prices	27,083	-
Level 2- Other Significant
Observable Inputs	1,365,835	3,083
Level 3- Significant Unobservable
Inputs	-	-
Total	1,392,918	3,083

Vanguard Variable Insurance Fund-Short-Term Investment-Grade Portfolio Schedule of Investments March 31, 2008
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency
Obligations (11.7%)

U.S. Government Securities (9.1%)
U.S. Treasury Note	3.625%	1/15/2010	2,100	2,175
U.S. Treasury Note	3.500%	2/15/2010	200	207
U.S. Treasury Note	3.625%	6/15/2010	3,000	3,135
U.S. Treasury Note	3.875%	7/15/2010	2,600	2,736
U.S. Treasury Note	4.125%	8/15/2010	3,200	3,388
U.S. Treasury Note	3.875%	9/15/2010	2,000	2,109
U.S. Treasury Note	5.125%	6/30/2011	10,050	11,072
U.S. Treasury Note	4.625%	8/31/2011	2,900	3,152
U.S. Treasury Note	4.500%	9/30/2011	7,350	7,974
U.S. Treasury Note	4.875%	6/30/2012	2,400	2,647
U.S. Treasury Note	4.625%	7/31/2012	4,100	4,486
U.S. Treasury Note	2.875%	1/31/2013	1,800	1,836

				44,917

Mortgage-Backed Securities (2.6%)
Conventional Mortgage-Backed
Securities (0.2%)
1,2 Federal Home Loan Mortgage Corp.	6.000%	4/1/2017	223	231
1,2 Federal National Mortgage Assn.	5.605%	2/1/2037	177	180
1,2 Federal National Mortgage Assn.	6.000%	12/1/2016	268	275
1,2 Federal National Mortgage Assn.	6.500%	9/1/2016	200	207
1,2 Federal National Mortgage Assn.	6.500%	9/1/2016	89	92
1,2 Federal National Mortgage Assn.	7.000%	4/1/2013	34	34
Nonconventional Mortgage-
Backed Securities (2.4%)
1,2 Federal Home Loan Mortgage Corp.	3.727%	8/1/2033	137	137
1,2 Federal Home Loan Mortgage Corp.	3.835%	8/1/2033	172	172
1,2 Federal Home Loan Mortgage Corp.	3.876%	7/1/2033	782	784
1,2 Federal Home Loan Mortgage Corp.	3.927%	6/1/2033	630	639
1,2 Federal Home Loan Mortgage Corp.	4.055%	5/1/2033	125	125
1,2 Federal Home Loan Mortgage Corp.	4.074%	6/1/2033	180	180
1,2 Federal Home Loan Mortgage Corp.	4.114%	5/1/2033	246	250
1,2 Federal Home Loan Mortgage Corp.	4.211%	2/1/2033	151	153
1,2 Federal Home Loan Mortgage Corp.	5.000%	7/15/2024	371	375
1,2 Federal Home Loan Mortgage Corp.	5.500%	12/15/2027	126	131
1,2 Federal Home Loan Mortgage Corp.	5.865%	8/1/2037	977	993
1,2 Federal Home Loan Mortgage Corp.	6.662%	1/1/2033	87	89
1,2 Federal Home Loan Mortgage Corp.	7.120%	10/1/2032	58	60
1,2 Federal Home Loan Mortgage Corp.	7.176%	9/1/2032	60	62
1,2 Federal Home Loan Mortgage Corp.	7.254%	9/1/2032	48	48
1,2 Federal Home Loan Mortgage Corp.	7.269%	8/1/2032	28	29
1,2 Federal Home Loan Mortgage Corp.	7.275%	9/1/2032	95	98
1,2 Federal National Mortgage Assn.	3.000%	8/25/2032	20	20
1,2 Federal National Mortgage Assn.	3.402%	8/1/2033	199	199
1,2 Federal National Mortgage Assn.	3.491%	8/1/2033	193	193
1,2 Federal National Mortgage Assn.	3.638%	8/1/2033	203	206
1,2 Federal National Mortgage Assn.	3.675%	8/1/2033	61	61
1,2 Federal National Mortgage Assn.	3.692%	7/1/2033	244	245
1,2 Federal National Mortgage Assn.	3.707%	8/1/2033	367	368
1,2 Federal National Mortgage Assn.	3.717%	6/1/2033	348	348
1,2 Federal National Mortgage Assn.	3.721%	9/1/2033	434	439
1,2 Federal National Mortgage Assn.	3.738%	10/1/2033	197	199
1,2 Federal National Mortgage Assn.	3.793%	9/1/2033	804	813
1,2 Federal National Mortgage Assn.	3.800%	8/1/2033	391	394
1,2 Federal National Mortgage Assn.	3.816%	7/1/2033	448	462
1,2 Federal National Mortgage Assn.	3.979%	5/1/2033	500	501
1,2 Federal National Mortgage Assn.	3.987%	4/1/2033	448	453
1,2 Federal National Mortgage Assn.	4.059%	5/1/2033	311	310
1,2 Federal National Mortgage Assn.	4.081%	5/1/2033	80	80
1,2 Federal National Mortgage Assn.	4.094%	4/1/2033	142	143
1,2 Federal National Mortgage Assn.	4.105%	5/1/2033	712	713
1,2 Federal National Mortgage Assn.	4.208%	7/1/2033	935	948
1,2 Federal National Mortgage Assn.	5.500%	8/25/2027	191	196
1,2 Federal National Mortgage Assn.	5.505%	8/1/2037	183	186
1,2 Federal National Mortgage Assn.	6.195%	12/1/2032	59	60
1,2 Federal National Mortgage Assn.	7.004%	7/1/2032	26	26
1,2 Federal National Mortgage Assn.	7.156%	9/1/2032	16	16
1,2 Federal National Mortgage Assn.	7.208%	9/1/2032	26	26

				12,949

Total U.S. Government and Agency Obligations
(Cost $55,896)				57,866

Corporate Bonds (81.0%)

Asset-Backed/Commercial Mortgage-
Backed Securities (21.4%)
2,3 American Express Credit Account Master Trust	3.268%	11/15/2010	1,800	1,799
2,3 American Express Credit Account Master Trust	2.908%	3/15/2012	370	366
2,3 American Express Credit Account Master Trust	2.847%	12/15/2013	500	487
2,3 American Express Issuance Trust	2.847%	8/15/2011	500	486
2,4 ARG Funding Corp.	4.020%	4/20/2009	103	103
4 BA Covered Bond Issuer	5.500%	6/14/2012	800	853
2 Banc of America Commercial Mortgage, Inc.	5.334%	9/10/2045	330	326
2 Banc of America Funding Corp.	5.595%	9/20/2046	1,605	1,599
2 Banc of America Mortgage Securities	7.527%	9/25/2032	13	12
2 Banc of America Mortgage Securities	4.203%	5/25/2033	172	163
2 Banc of America Mortgage Securities	3.543%	2/25/2034	249	237
2 Banc of America Securities Auto Trust	5.180%	6/18/2010	1,000	1,010
2 Bank of America Credit Card Trust	4.720%	5/15/2013	1,600	1,630
2,3 Bank of America Credit Card Trust	2.837%	6/17/2013	400	385
2 Bear Stearns Adjustable Rate Mortgage Trust	5.795%	10/25/2036	1,597	1,535
2 Bear Stearns Adjustable Rate Mortgage Trust	5.476%	5/25/2047	1,432	1,388
2 Bear Stearns Commercial Mortgage
Securities, Inc.	5.478%	10/12/2041	1,100	1,082
2 Bear Stearns Commercial Mortgage
Securities, Inc.	4.254%	7/11/2042	260	254
2 Bear Stearns Commercial Mortgage
Securities, Inc.	5.330%	1/12/2045	250	243
2 Bear Stearns Commercial Mortgage
Securities, Inc.	5.574%	6/11/2050	1,000	974
2 Bear Stearns Commercial Mortgage
Securities, Inc.	5.613%	6/11/2050	930	903
2,3,4 BMW Floorplan Master Owner Trust	2.818%	9/17/2011	2,500	2,394
2 BMW Vehicle Lease Trust	4.590%	8/15/2013	700	709
2 Cabela's Master Credit Card Trust	4.310%	12/16/2013	1,400	1,405
2 Capital Auto Receivables Asset Trust	4.980%	5/15/2011	450	455
2 Capital Auto Receivables Asset Trust	5.000%	12/15/2011	360	368
2 Capital One Auto Finance Trust	5.250%	8/15/2011	800	794
2 Capital One Multi-Asset Execution Trust	4.150%	7/16/2012	880	857
2,3 Capital One Multi-Asset Execution Trust	2.818%	2/15/2013	550	532
2 Capital One Prime Auto Receivables Trust	4.320%	8/15/2009	12	12
2 Capital One Prime Auto Receivables Trust	4.990%	9/15/2010	530	533
2 CarMax Auto Owner Trust	4.210%	1/15/2010	94	94
2 Chase Issuance Trust	4.960%	9/17/2012	460	474
2,3 Chase Issuance Trust	2.858%	10/15/2012	600	585
2 Chase Issuance Trust	4.650%	12/17/2012	100	102
2 Chase Issuance Trust	4.650%	3/15/2015	4,000	3,999
2 Chase Manhattan Auto Owner Trust	3.870%	6/15/2009	127	127
2 Chase Manhattan Auto Owner Trust	5.340%	7/15/2010	936	943
2 Chase Manhattan Auto Owner Trust	3.980%	4/15/2011	400	401
2 CIT Equipment Collateral	4.420%	5/20/2009	29	29
2 Citibank Credit Card Issuance Trust	4.850%	2/10/2011	900	911
2 Citibank Credit Card Issuance Trust	5.150%	3/7/2011	825	826
2 Citibank Credit Card Issuance Trust	5.500%	6/22/2012	1,100	1,145
2 Citibank Credit Card Issuance Trust	4.750%	10/22/2012	1,000	1,026
2 Citigroup Commercial Mortgage Trust	5.700%	12/10/2049	1,000	983
2 Citigroup Mortgage Loan Trust, Inc.	4.675%	3/25/2034	208	200
2 Citigroup Mortgage Loan Trust, Inc.	5.920%	7/25/2037	910	911
2 Citigroup/Deutsche Bank Commercial
Mortgage Trust	5.655%	11/15/2044	330	322
2 Citigroup/Deutsche Bank Commercial
Mortgage Trust	5.205%	12/11/2049	1,325	1,285
2 CNH Equipment Trust	5.200%	8/16/2010	409	412
2,3 CNH Wholesale Master Note Trust	2.927%	6/15/2011	550	550
2,3,4 CNH Wholesale Master Note Trust	2.878%	7/15/2012	650	644
2 Commercial Mortgage Pass-
Through Certificates	5.811%	12/10/2049	400	395
2 Countrywide Home Loans	4.077%	5/25/2033	168	151
2 Countrywide Home Loans	3.556%	11/19/2033	291	262
2 Countrywide Home Loans	5.351%	3/20/2036	763	671
2 Countrywide Home Loans	5.460%	2/25/2047	959	716
2 Credit Suisse Mortgage Capital Certificates	5.512%	2/15/2039	480	477
2 Credit Suisse Mortgage Capital Certificates	5.723%	6/15/2039	825	813
2 Credit Suisse Mortgage Capital Certificates	5.589%	9/15/2040	700	682
2 DaimlerChrysler Auto Trust	5.330%	8/8/2010	470	474
2 DaimlerChrysler Auto Trust	4.980%	2/8/2011	800	808
2 DaimlerChrysler Auto Trust	3.700%	6/8/2012	800	797
2,3 DaimlerChrysler Master Owner Trust	2.847%	11/15/2011	500	488
2 Fifth Third Auto Trust	4.070%	1/17/2012	1,650	1,650
2 First Horizon Mortgage Pass-Through Trust	5.670%	11/25/2036	672	657
2,3 First Horizon Mortgage Pass-Through Trust	5.492%	1/25/2037	1,654	1,628
2 First Union National Bank-Bank of America,
N.A. Commercial Mortgage Trust	6.136%	3/15/2033	123	122
2,3 Fleet Home Equity Loan Trust	2.786%	1/20/2033	170	142
2 Ford Credit Auto Owner Trust	4.300%	8/15/2009	43	43
2 Ford Credit Auto Owner Trust	5.160%	11/15/2010	500	506
2 Ford Credit Auto Owner Trust	5.250%	9/15/2011	1,000	1,025
2 Ford Credit Auto Owner Trust	5.150%	11/15/2011	545	556
2 Ford Credit Auto Owner Trust	3.960%	4/15/2012	500	500
2 GE Capital Commercial Mortgage Corp.	4.353%	6/10/2048	450	441
2,3 GE Capital Credit Card Master Note Trust	2.858%	3/15/2013	400	382
2 GMAC Mortgage Corp. Loan Trust	5.300%	11/19/2035	292	295
2,3 Gracechurch Card Funding PLC	2.828%	9/15/2010	800	795
2,3 Granite Master Issuer PLC	4.038%	12/17/2054	200	196
2,3 Granite Master Issuer PLC	2.612%	12/20/2054	600	587
2 Harley-Davidson Motorcycle Trust	5.240%	1/15/2012	188	190
2 Harley-Davidson Motorcycle Trust	3.560%	2/15/2012	341	341
2 Harley-Davidson Motorcycle Trust	5.220%	3/15/2012	700	705
2 Harley-Davidson Motorcycle Trust	5.100%	5/15/2012	550	554
2,4 Harley-Davidson Motorcycle Trust	5.040%	10/15/2012	650	656
2 Honda Auto Receivables Owner Trust	4.610%	8/17/2009	100	100
2 Honda Auto Receivables Owner Trust	5.100%	3/18/2011	1,300	1,326
2 Honda Auto Receivables Owner Trust	5.460%	5/23/2011	600	614
2 Honda Auto Receivables Owner Trust	5.090%	7/18/2013	130	134
2 Hyundai Auto Receivables Trust	5.110%	4/15/2011	1,000	1,014
2 John Deere Owner Trust	3.980%	6/15/2009	2	2
2 John Deere Owner Trust	5.040%	7/15/2011	800	810
2 JP Morgan Mortgage Trust	5.301%	7/25/2035	1,852	1,814
2 JPMorgan Chase Commercial
Mortgage Securities	6.260%	3/15/2033	144	144
2 JPMorgan Chase Commercial
Mortgage Securities	4.625%	3/15/2046	500	492
2 JPMorgan Chase Commercial
Mortgage Securities	5.298%	5/15/2047	400	390
2 JPMorgan Chase Commercial
Mortgage Securities	5.803%	6/15/2049	1,200	1,185
2 JPMorgan Chase Commercial
Mortgage Securities	5.629%	2/12/2051	550	536
2 JPMorgan Chase Commercial
Mortgage Securities	5.827%	2/15/2051	1,020	1,004
2,3,4 Kildare Securities Ltd.	3.050%	12/10/2043	1,300	1,238
2 LB-UBS Commercial Mortgage Trust	5.303%	2/15/2040	800	778
2 LB-UBS Commercial Mortgage Trust	5.318%	2/15/2040	500	488
2 Master Adjustable Rate Mortgages Trust	3.814%	4/25/2034	246	231
2 MBNA Credit Card Master Note Trust	4.200%	9/15/2010	2,500	2,501
2 MBNA Credit Card Master Note Trust	3.650%	3/15/2011	200	200
2 MBNA Credit Card Master Note Trust	4.900%	7/15/2011	200	202
2 MBNA Credit Card Master Note Trust	4.500%	1/15/2013	450	458
2 Merrill Auto Trust Securitization	4.100%	8/25/2009	70	70
2 Merrill Lynch Mortgage Investors, Inc.	4.516%	2/25/2033	148	147
2 Merrill Lynch Mortgage Investors, Inc.	4.610%	7/25/2033	119	117
2 Merrill Lynch Mortgage Investors, Inc.	4.579%	2/25/2034	147	141
2 Merrill Lynch Mortgage Investors, Inc.	5.500%	5/25/2036	976	880
2 Merrill Lynch Mortgage Trust	4.556%	6/12/2043	385	376
2 Merrill Lynch Mortgage Trust	5.725%	6/12/2050	900	886
2 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.282%	8/12/2048	500	485
2 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.693%	6/12/2050	250	245
2 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.331%	3/12/2051	400	389
2 Morgan Stanley Capital I	5.650%	6/13/2042	1,850	1,819
2 Morgan Stanley Capital I	5.374%	3/12/2044	570	564
2 Morgan Stanley Capital I	5.623%	12/12/2049	400	390
2 Morgan Stanley Capital I	5.090%	10/12/2052	475	468
2,3 Morgan Stanley Dean Witter Credit Card
Home Equity Line of Credit Trust	2.869%	11/25/2015	77	78
2 Morgan Stanley Mortgage Loan Trust	4.071%	2/25/2034	326	311
2 Morgan Stanley Mortgage Loan Trust	5.426%	6/25/2036	883	871
2,3 National City Credit Card Master Trust	2.868%	8/15/2012	1,200	1,171
2,3 National City Credit Card Master Trust	2.868%	3/17/2014	575	551
2 Nissan Auto Receivables Owner Trust	3.990%	7/15/2009	173	174
2 Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	74	74
2 Nissan Auto Receivables Owner Trust	4.740%	9/15/2009	345	347
2,3 Nissan Auto Receivables Owner Trust	2.847%	7/15/2010	700	699
2 Nissan Auto Receivables Owner Trust	5.030%	5/16/2011	260	265
2 Nissan Auto Receivables Owner Trust	3.890%	8/15/2011	400	397
2 Nissan Auto Receivables Owner Trust	5.450%	6/15/2012	600	616
2,3,4 Nordstrom Private Label Credit
Card Master Trust	2.878%	5/15/2015	2,000	1,919
2,3 Permanent Master Issuer PLC	4.308%	1/15/2016	700	691
2 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	850	865
2 PG&E Energy Recovery Funding LLC	4.370%	6/25/2014	1,000	1,025
2 Provident Funding Mortgage Loan Trust	4.035%	4/25/2034	506	456
2,3 Rental Car Finance Corp.	2.799%	6/25/2009	335	335
2 Residential Funding Mortgage Securities I	5.850%	8/25/2036	1,296	1,231
2 Residential Funding Mortgage Securities I	5.961%	9/25/2036	522	499
2 Salomon Brothers Mortgage Securities VII	4.115%	9/25/2033	657	651
2 Sequoia Mortgage Trust	5.595%	9/20/2046	1,594	1,220
2 Thornburg Mortgage Securities Trust	3.303%	3/25/2044	297	301
2 USAA Auto Owner Trust	4.550%	2/16/2010	367	368
2 USAA Auto Owner Trust	4.130%	11/15/2011	500	501
2 USAA Auto Owner Trust	4.900%	2/15/2012	700	712
2 USAA Auto Owner Trust	4.160%	4/16/2012	320	323
2 USAA Auto Owner Trust	4.500%	10/15/2013	660	652
2,3 Volkswagen Credit Auto Master Trust	2.556%	7/20/2010	1,125	1,121
2,3 Wachovia Asset Securitization, Inc.	2.859%	6/25/2033	53	45
2 Wachovia Auto Loan Owner Trust	5.100%	7/20/2011	500	503
2 Wachovia Auto Owner Trust	5.390%	9/20/2011	575	585
2 Wachovia Bank Commercial Mortgage Trust	5.569%	5/15/2046	700	713
2 Wachovia Bank Commercial Mortgage Trust	5.275%	11/15/2048	390	381
2 Washington Mutual Mortgage Pass-
Through Certificates	6.569%	1/25/2033	45	44
2 Washington Mutual Mortgage Pass-
Through Certificates	3.842%	8/25/2033	112	110
2 Washington Mutual Mortgage Pass-
Through Certificates	4.049%	9/25/2033	147	140
2 Wells Fargo Home Equity Trust	3.970%	5/25/2034	508	508
2 Wells Fargo Mortgage Backed Securities Trust	5.639%	10/25/2036	1,573	1,360
2 World Omni Auto Receivables Trust	5.010%	10/15/2010	602	605
2 World Omni Auto Receivables Trust	5.230%	2/15/2011	400	405
2 World Omni Auto Receivables Trust	3.940%	10/15/2012	360	358

				105,387

Finance (32.1%)
Banking (16.5%)
AmSouth Bank NA	6.125%	3/1/2009	500	508
3,4 ANZ National Bank International Ltd.	4.447%	4/14/2008	1,000	1,000
3,4 ANZ National Bank International Ltd.	3.167%	8/7/2009	400	399
3 Associated Bank NA	3.196%	6/2/2008	850	849
Astoria Financial Corp.	5.750%	10/15/2012	250	253
2,4 Banco Mercantil del Norte	6.135%	10/13/2016	450	448
4 Banco Mercantil del Norte SA
(Cayman Islands)	5.875%	2/17/2014	800	805
3,4 Banco Santander Chile	3.340%	12/9/2009	400	385
Bank of America Capital Trust XIV	5.630%	12/31/2049	2,361	1,834
Bank of America Corp.	5.375%	8/15/2011	631	655
3 Bank of Ireland	2.814%	12/18/2009	1,400	1,372
Bank of New York Co., Inc.	5.050%	3/3/2009	800	815
Bank of New York Co., Inc.	5.410%	5/15/2009	700	714
Bank of New York Mellon	7.300%	12/1/2009	100	106
Bank of New York Mellon	4.950%	1/14/2011	300	305
Bank of New York Mellon	4.500%	4/1/2013	325	329
3 Barclays Bank PLC	3.206%	8/10/2009	1,050	1,048
Barclays Bank PLC	7.400%	12/15/2009	150	158
Barclays Bank PLC	5.450%	9/12/2012	450	469
4 Barclays Bank PLC	7.375%	12/15/2049	100	104
BB&T Corp.	6.500%	8/1/2011	1,375	1,449
3,4 BBVA US Senior S.A. Unipersonal	4.067%	4/17/2009	2,500	2,493
3 Branch Banking & Trust Co.	3.126%	9/2/2008	400	400
3,4 BTMU Curacao Holdings NV	2.899%	12/19/2016	835	747
3 Canadian Imperial Bank of Commerce	3.139%	5/27/2008	800	800
4 CBG Florida REIT Corp.	7.114%	2/15/2049	560	361
3 Charter One Bank N.A.	3.294%	4/24/2009	630	624
Charter One Bank N.A.	5.500%	4/26/2011	380	397
3 Citigroup Global Markets	2.900%	3/17/2009	1,300	1,293
3 Citigroup, Inc.	3.130%	6/9/2009	1,735	1,705
Citigroup, Inc.	5.250%	2/27/2012	100	101
Citigroup, Inc.	5.500%	8/27/2012	660	668
Citigroup, Inc.	5.300%	10/17/2012	440	442
4 Commonwealth Bank of Australia	5.000%	11/6/2012	500	519
4 Commonwealth Bank of Australia	6.024%	3/15/2049	450	388
3,4 Compass Bank	5.143%	10/9/2009	1,070	1,064
3,4 Credit Agricole	3.140%	5/28/2010	2,125	2,104
2,4 Credit Agricole	6.637%	5/31/2049	175	136
Credit Suisse First Boston USA, Inc.	4.125%	1/15/2010	450	453
3 Credit Suisse First Boston USA, Inc.	3.265%	8/15/2010	600	587
Credit Suisse First Boston USA, Inc.	5.250%	3/2/2011	300	311
Credit Suisse First Boston USA, Inc.	5.500%	8/16/2011	500	516
Deutsche Bank Financial, Inc.	7.500%	4/25/2009	445	461
3,4 Deutsche Bank Financial, Inc.	3.571%	4/30/2009	270	270
3 Deutsche Bank New York Branch	3.220%	8/21/2009	1,050	1,048
4 Development Bank of Singapore Ltd.	7.875%	8/10/2009	460	487
3,4 Development Bank of Singapore Ltd.	3.290%	5/16/2017	1,250	1,113
3,4 DnB NOR Bank ASA	4.447%	10/13/2009	1,400	1,388
Fifth Third Bank	3.375%	8/15/2008	1,000	1,001
3 First Tennessee Bank	2.940%	12/17/2009	500	498
FirstStar Bank	7.125%	12/1/2009	85	91
GreenPoint Financial Corp.	3.200%	6/6/2008	850	845
4 HBOS Treasury Services PLC	4.000%	9/15/2009	2,000	1,998
HSBC Bank PLC	6.950%	3/15/2011	400	421
3 HSBC Bank USA	2.980%	12/14/2009	1,500	1,485
4 ICICI Bank Ltd.	5.750%	1/12/2012	200	195
2 Independence Community Bank	3.750%	4/1/2014	315	312
JPMorgan Chase & Co.	4.600%	1/17/2011	1,800	1,845
JPMorgan Chase & Co.	6.625%	3/15/2012	460	491
JPMorgan Chase & Co.	5.375%	10/1/2012	1,165	1,212
2 JPMorgan Chase & Co.	4.891%	9/1/2015	560	540
KeyCorp	4.700%	5/21/2009	300	303
3 KeyCorp	2.706%	5/26/2009	430	427
4 Lloyds TSB Group PLC	6.267%	11/14/2049	475	353
2,4 Manufacturers & Traders Trust Co.	3.850%	4/1/2013	400	400
Marshall & Ilsley Bank	5.150%	2/22/2012	500	500
3 MBNA Corp.	3.525%	5/5/2008	2,600	2,602
Mellon Capital IV	6.244%	6/29/2049	750	615
Mellon Funding Corp.	3.250%	4/1/2009	1,150	1,151
National Australia Bank	8.600%	5/19/2010	420	453
North Fork Bancorp., Inc.	5.875%	8/15/2012	134	127
PNC Funding Corp.	6.500%	5/1/2008	205	205
3 PNC Funding Corp.	2.955%	6/12/2009	525	522
PNC Funding Corp.	5.125%	12/14/2010	660	679
3 Regions Financial Corp.	3.207%	8/8/2008	2,000	2,000
Regions Financial Corp.	6.375%	5/15/2012	375	381
Republic New York Corp.	5.875%	10/15/2008	210	213
Royal Bank of Canada	5.290%	2/2/2009	2,600	2,646
3,4 Royal Bank of Scotland Group PLC	3.944%	7/21/2008	2,300	2,291
Santander Finance Issuances	6.375%	2/15/2011	400	424
3,4 Santander U.S. Debt, S.A. Unipersonal	3.074%	11/20/2009	2,700	2,637
Sanwa Bank Ltd.	7.400%	6/15/2011	250	272
4 Scotland International Finance	7.700%	8/15/2010	900	974
Skandinaviska Enskilda Banken	6.875%	2/15/2009	325	333
4 Societe Generale	5.922%	12/5/2049	200	166
Sovereign Bancorp, Inc.	4.800%	9/1/2010	170	167
2 Sovereign Bank	4.375%	8/1/2013	45	40
State Street Corp.	7.650%	6/15/2010	175	189
3 SunTrust Banks, Inc.	3.196%	6/2/2009	1,350	1,349
Toronto Dominion Bank NY	6.150%	10/15/2008	100	102
3,4 Unicredit Luxembourg Finance	4.717%	1/13/2017	1,175	1,088
US Bank NA	5.700%	12/15/2008	350	357
2 USB Capital IX	6.189%	4/15/2049	1,190	894
4 USB Realty Corp.	6.091%	12/15/2049	270	191
2 Wachovia Capital Trust III	5.800%	12/31/2049	585	419
3 Wachovia Corp.	3.301%	10/28/2008	2,100	2,093
Wachovia Corp.	6.000%	10/30/2008	225	228
Wachovia Corp.	6.375%	2/1/2009	200	203
Wachovia Corp.	6.150%	3/15/2009	350	356
3 Wachovia Corp.	4.388%	10/15/2011	550	516
Wachovia Corp.	5.300%	10/15/2011	425	435
2 Wachovia Corp.	7.980%	2/28/2049	425	414
Washington Mutual Bank	5.550%	6/16/2010	210	189
Washington Mutual Bank	6.875%	6/15/2011	517	446
Wells Fargo & Co.	4.625%	8/9/2010	120	123
Wells Fargo & Co.	4.875%	1/12/2011	1,500	1,544
Wells Fargo & Co.	5.250%	10/23/2012	225	234
Wells Fargo & Co.	4.375%	1/31/2013	325	326
Wells Fargo Bank NA	6.450%	2/1/2011	1,396	1,490
3 Zions Bancorp.	4.490%	12/10/2009	1,400	1,395
Brokerage (4.0%)
3 Bear Stearns Co., Inc.	3.260%	9/9/2009	2,010	1,908
Bear Stearns Co., Inc.	4.500%	10/28/2010	387	369
3 Bear Stearns Co., Inc.	3.474%	1/31/2011	110	101
Franklin Resources Inc.	3.700%	4/15/2008	375	375
2 Goldman Sachs Capital II	5.793%	6/1/2049	425	293
3 Goldman Sachs Group, Inc.	4.178%	7/23/2009	160	156
3 Goldman Sachs Group, Inc.	2.679%	12/23/2009	250	247
3 Goldman Sachs Group, Inc.	3.276%	3/2/2010	1,200	1,171
3 Goldman Sachs Group, Inc.	2.971%	6/28/2010	2,045	1,965
Goldman Sachs Group, Inc.	5.625%	1/15/2017	130	124
Goldman Sachs Group, Inc.	6.150%	4/1/2018	500	498
Jefferies Group Inc.	5.875%	6/8/2014	150	152
LaBranche & Co.	9.500%	5/15/2009	325	328
3 Lehman Brothers Holdings, Inc.	3.170%	8/21/2009	550	515
3 Lehman Brothers Holdings, Inc.	3.170%	11/16/2009	880	827
3 Lehman Brothers Holdings, Inc.	3.233%	5/25/2010	445	402
Lehman Brothers Holdings, Inc.	5.750%	7/18/2011	1,600	1,570
Lehman Brothers Holdings, Inc.	5.625%	1/24/2013	220	213
3 Lehman Brothers Holdings, Inc.	3.850%	8/19/2065	210	128
3 Merrill Lynch & Co., Inc.	3.315%	2/5/2010	1,385	1,276
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	1,200	1,170
Merrill Lynch & Co., Inc.	4.790%	8/4/2010	645	642
Merrill Lynch & Co., Inc.	5.770%	7/25/2011	225	229
Merrill Lynch & Co., Inc.	6.050%	8/15/2012	425	426
Merrill Lynch & Co., Inc.	5.450%	2/5/2013	675	662
3 Morgan Stanley Dean Witter	4.538%	1/15/2010	1,300	1,264
Morgan Stanley Dean Witter	6.750%	4/15/2011	1,074	1,114
Morgan Stanley Dean Witter	5.250%	11/2/2012	450	447
Morgan Stanley Dean Witter	6.625%	4/1/2018	1,115	1,124
Finance Companies (5.6%)
3 American Express Centurion Bank	2.977%	11/16/2009	225	220
American Express Centurion Bank	5.200%	11/26/2010	675	700
American Express Credit Corp.	3.000%	5/16/2008	390	390
3 American Express Credit Corp.	2.619%	5/19/2009	575	563
3 American Express Credit Corp.	3.261%	10/4/2010	400	373
4 American Express Travel	5.250%	11/21/2011	400	407
American General Finance Corp.	2.750%	6/15/2008	135	134
American General Finance Corp.	4.625%	5/15/2009	565	557
American General Finance Corp.	5.375%	9/1/2009	435	437
American General Finance Corp.	3.875%	10/1/2009	1,000	984
American General Finance Corp.	4.875%	5/15/2010	200	198
American General Finance Corp.	5.200%	12/15/2011	290	287
American General Finance Corp.	4.875%	7/15/2012	380	366
Capital One Bank	5.000%	6/15/2009	550	546
Capital One Bank	6.500%	6/13/2013	125	125
3 Capital One Bank FSB	2.968%	3/13/2009	1,100	1,090
CIT Group, Inc.	5.600%	4/27/2011	1,225	968
CIT Group, Inc.	5.800%	7/28/2011	550	440
3 CIT Group, Inc.	3.320%	2/13/2012	125	90
Countrywide Financial Corp.	5.800%	6/7/2012	265	244
Countrywide Home Loan	3.250%	5/21/2008	100	99
Countrywide Home Loan	6.250%	4/15/2009	665	625
Countrywide Home Loan	5.625%	7/15/2009	390	351
Countrywide Home Loan	4.000%	3/22/2011	330	294
2,3 General Electric Capital Corp.	3.344%	7/28/2008	850	850
3 General Electric Capital Corp.	3.156%	5/10/2010	1,600	1,568
General Electric Capital Corp.	4.250%	9/13/2010	1,830	1,874
General Electric Capital Corp.	5.000%	12/1/2010	925	966
General Electric Capital Corp.	5.500%	4/28/2011	460	482
General Electric Capital Corp.	5.875%	2/15/2012	200	213
General Electric Capital Corp.	4.375%	3/3/2012	400	405
General Electric Capital Corp.	5.250%	10/19/2012	2,170	2,258
2 General Electric Capital Corp.	6.375%	11/15/2067	375	369
HSBC Finance Corp.	4.125%	12/15/2008	150	150
HSBC Finance Corp.	4.125%	11/16/2009	500	495
HSBC Finance Corp.	4.625%	9/15/2010	970	986
HSBC Finance Corp.	5.250%	1/14/2011	775	782
International Lease Finance Corp.	3.500%	4/1/2009	220	217
International Lease Finance Corp.	4.750%	7/1/2009	155	155
International Lease Finance Corp.	4.875%	9/1/2010	300	297
International Lease Finance Corp.	5.450%	3/24/2011	600	605
International Lease Finance Corp.	5.750%	6/15/2011	425	428
International Lease Finance Corp.	4.750%	1/13/2012	1,900	1,828
International Lease Finance Corp.	6.375%	3/25/2013	750	758
iStar Financial Inc.	4.875%	1/15/2009	770	693
SLM Corp.	4.500%	7/26/2010	1,000	816
Insurance (4.7%)
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	500	502
4 Berkshire Hathaway Finance Corp.	4.500%	1/15/2013	1,710	1,754
Chubb Corp.	5.472%	8/16/2008	2,100	2,118
2 Chubb Corp.	6.375%	3/29/2037	80	74
2 Everest Reinsurance Holdings, Inc.	6.600%	5/15/2037	150	106
Genworth Financial, Inc.	5.231%	5/16/2009	600	604
Hartford Financial Services Group, Inc.	5.550%	8/16/2008	635	640
4 ING Security Life Institutional Funding	4.250%	1/15/2010	200	204
4 Jackson National Life Insurance Co.	3.500%	1/22/2009	300	301
4 John Hancock Global Funding II	7.900%	7/2/2010	1,000	1,096
2,4 Liberty Mutual Insurance Co.	7.000%	3/15/2037	175	156
2 Lincoln National Corp.	6.050%	4/20/2067	195	169
3,4 MassMutual Global Funding II	3.959%	4/21/2011	2,700	2,662
3,4 MassMutual Global Funding II	3.168%	12/6/2013	350	349
2,4 MBIA, Inc.	14.000%	1/15/2033	775	752
3,4 Merna Reinsurance Ltd.	4.446%	7/7/2010	420	384
3,4 MetLife Global Funding I	3.230%	5/18/2010	1,100	1,083
3,4 Monumental Global Funding II	4.603%	1/9/2009	1,250	1,242
4 Monumental Global Funding II	4.375%	7/30/2009	400	404
4 Monumental Global Funding II	4.625%	3/15/2010	350	359
4 New York Life Global Funding	3.875%	1/15/2009	600	597
4 New York Life Global Funding	4.625%	8/16/2010	220	225
4 New York Life Global Funding	5.250%	10/16/2012	220	230
4 Oil Insurance Ltd.	7.558%	6/30/2049	300	276
3,4 Premium Asset Trust	4.408%	7/15/2008	500	500
4 PRICOA Global Funding I	3.900%	12/15/2008	1,050	1,057
4 PRICOA Global Funding I	4.200%	1/15/2010	390	397
4 Principal Life Global	3.625%	4/30/2008	550	550
4 Principal Life Global	4.400%	10/1/2010	200	205
Principal Life Income Funding	5.125%	3/1/2011	600	621
2 Progressive Corp.	6.700%	6/15/2037	160	140
Safeco Corp.	4.875%	2/1/2010	200	202
2 Travelers Cos. Inc.	6.250%	3/15/2037	350	309
3 UnitedHealth Group, Inc.	3.156%	3/2/2009	425	420
UnitedHealth Group, Inc.	5.125%	11/15/2010	430	443
UnitedHealth Group, Inc.	4.875%	2/15/2013	220	217
UnumProvident Corp.	5.859%	5/15/2009	570	575
WellPoint Inc.	4.250%	12/15/2009	400	400
Willis North America Inc.	5.125%	7/15/2010	170	172
4 Xlliac Global Funding	4.800%	8/10/2010	330	325
2,4 ZFS Finance USA Trust I	5.875%	5/9/2032	325	286
Real Estate Investment Trusts (1.3%)
Arden Realty LP	5.200%	9/1/2011	180	187
AvalonBay Communities, Inc.	8.250%	7/15/2008	225	227
AvalonBay Communities, Inc.	7.500%	12/15/2010	100	105
AvalonBay Communities, Inc.	5.500%	1/15/2012	225	218
Boston Properties, Inc.	6.250%	1/15/2013	268	273
Brandywine Operating Partnership	5.750%	4/1/2012	390	364
Developers Diversified Realty Corp.	5.250%	4/15/2011	170	164
Developers Diversified Realty Corp.	5.375%	10/15/2012	300	277
Health Care Property Investors, Inc.	6.450%	6/25/2012	300	288
Health Care REIT, Inc.	8.000%	9/12/2012	475	499
HRPT Properties Trust	6.950%	4/1/2012	450	458
Kimco Realty Corp.	4.820%	8/15/2011	325	318
Liberty Property LP	6.375%	8/15/2012	200	203
ProLogis	5.250%	11/15/2010	514	515
ProLogis	5.500%	4/1/2012	390	384
Regency Centers LP	7.950%	1/15/2011	100	105
Simon Property Group Inc.	4.875%	3/18/2010	900	897
Simon Property Group Inc.	4.875%	8/15/2010	350	348
United Dominion Realty Trust	6.500%	6/15/2009	150	153
4 Westfield Capital Corp.	4.375%	11/15/2010	450	446

				158,191

Industrial (22.5%)
Basic Industry (0.7%)
Air Products & Chemicals Inc.	4.150%	2/1/2013	300	303
E.I. du Pont de Nemours & Co.	5.000%	1/15/2013	775	809
Lubrizol Corp.	5.875%	12/1/2008	250	252
Lubrizol Corp.	4.625%	10/1/2009	637	644
PPG Industries, Inc.	5.750%	3/15/2013	380	392
Rohm & Haas Co.	5.600%	3/15/2013	470	485
Weyerhaeuser Co.	6.750%	3/15/2012	221	232
3,4 Xstrata Finance Dubai Ltd.	3.420%	11/13/2009	250	247
Capital Goods (2.4%)
Allied Waste North America Inc.	6.875%	6/1/2017	200	195
4 BAE Systems Holdings Inc.	4.750%	8/15/2010	745	776
Boeing Capital Corp.	6.100%	3/1/2011	450	481
4 C8 Capital SPV Ltd.	6.640%	12/15/2049	125	115
Caterpillar Financial Services Corp.	2.700%	7/15/2008	150	150
Caterpillar Financial Services Corp.	4.500%	9/1/2008	1,300	1,306
3 Caterpillar Financial Services Corp.	3.060%	3/10/2009	800	799
3 Caterpillar Financial Services Corp.	3.146%	8/11/2009	900	893
Caterpillar Financial Services Corp.	4.300%	6/1/2010	20	20
Caterpillar Financial Services Corp.	4.250%	2/8/2013	700	702
3 Honeywell International, Inc.	2.927%	3/13/2009	500	500
3 Honeywell International, Inc.	3.294%	7/27/2009	200	200
Honeywell International, Inc.	6.125%	11/1/2011	185	199
Honeywell International, Inc.	4.250%	3/1/2013	325	329
4 Hutchison Whampoa International Ltd.	5.450%	11/24/2010	550	561
John Deere Capital Corp.	4.875%	3/16/2009	225	229
John Deere Capital Corp.	4.625%	4/15/2009	1,080	1,097
3 John Deere Capital Corp.	4.345%	10/16/2009	800	800
Lafarge SA	6.150%	7/15/2011	50	51
Litton Industries Inc.	8.000%	10/15/2009	100	106
Lockheed Martin Corp.	4.121%	3/14/2013	100	100
3 Martin Marietta	3.401%	4/30/2010	425	421
Northrop Grumman Corp.	7.125%	2/15/2011	200	217
4 Oakmont Asset Trust	4.514%	12/22/2008	410	411
Raytheon Co.	4.850%	1/15/2011	545	558
3 Textron Financial Corp.	4.477%	1/12/2009	830	830
Textron Financial Corp.	4.600%	5/3/2010	270	272
Tyco International Group SA	6.375%	10/15/2011	235	235
Communication (4.6%)
3 America Movil SA de C.V.	2.755%	6/27/2008	450	449
America Movil SA de C.V.	4.125%	3/1/2009	375	375
AT&T Inc.	4.125%	9/15/2009	1,495	1,506
3 AT&T Inc.	3.195%	2/5/2010	800	791
AT&T Inc.	7.300%	11/15/2011	1,130	1,231
AT&T Inc.	4.950%	1/15/2013	345	347
British Sky Broadcasting Corp.	6.875%	2/23/2009	115	118
British Sky Broadcasting Corp.	8.200%	7/15/2009	1,090	1,133
British Telecommunications PLC	8.625%	12/15/2010	1,580	1,740
Comcast Cable Communications, Inc.	6.750%	1/30/2011	490	510
Comcast Corp.	5.850%	1/15/2010	720	738
Comcast Corp.	5.500%	3/15/2011	640	647
Cox Communications, Inc.	3.875%	10/1/2008	125	125
Cox Communications, Inc.	7.875%	8/15/2009	563	590
Cox Communications, Inc.	4.625%	1/15/2010	600	600
Deutsche Telekom International Finance	3.875%	7/22/2008	476	477
Deutsche Telekom International Finance	8.000%	6/15/2010	525	563
France Telecom	7.750%	3/1/2011	330	360
Gannett Co., Inc.	4.125%	6/15/2008	755	756
3 Gannett Co., Inc.	3.280%	5/26/2009	500	489
2 NYNEX Corp.	9.550%	5/1/2010	149	158
Sprint Capital Corp.	6.125%	11/15/2008	500	495
Sprint Capital Corp.	7.625%	1/30/2011	420	389
Telecom Italia Capital	4.000%	1/15/2010	1,000	987
Telecom Italia Capital	4.875%	10/1/2010	300	297
Telefonica Emisiones SAU	5.984%	6/20/2011	1,350	1,387
Telefonica Europe BV	7.750%	9/15/2010	380	409
Telefonos de Mexico SA	4.500%	11/19/2008	1,995	1,997
Telefonos de Mexico SA	4.750%	1/27/2010	430	434
Time Warner Cable Inc.	5.400%	7/2/2012	500	492
Univision Communications, Inc.	3.875%	10/15/2008	270	262
Verizon Communications Corp.	5.500%	2/15/2018	475	464
Verizon Global Funding Corp.	7.250%	12/1/2010	740	792
Verizon Global Funding Corp.	6.875%	6/15/2012	415	450
Consumer Cyclical (4.2%)
3,4 American Honda Finance	3.050%	3/9/2009	1,130	1,128
3,4 American Honda Finance	3.148%	5/12/2009	600	601
4 American Honda Finance	5.125%	12/15/2010	520	544
4 American Honda Finance	4.625%	4/2/2013	450	453
Centex Corp.	4.875%	8/15/2008	165	162
Centex Corp.	5.800%	9/15/2009	205	193
Centex Corp.	7.875%	2/1/2011	120	114
CVS Caremark Corp.	4.000%	9/15/2009	225	225
2,4 CVS Caremark Corp.	6.117%	1/10/2013	546	579
2 CVS Caremark Corp.	6.302%	6/1/2037	375	341
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	600	597
3 DaimlerChrysler North America Holding Corp.	3.769%	10/31/2008	1,100	1,096
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	250	259
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	690	693
DaimlerChrysler North America Holding Corp.	8.000%	6/15/2010	110	117
Darden Restaurants Inc.	5.625%	10/15/2012	150	150
Federated Department Stores, Inc.	6.300%	4/1/2009	310	315
Federated Department Stores, Inc.	6.625%	4/1/2011	385	385
Gamestop Corp.	8.000%	10/1/2012	275	291
4 Harley-Davidson Funding Corp.	5.250%	12/15/2012	250	257
4 Harley-Davidson Inc.	5.000%	12/15/2010	200	207
International Speedway Corp.	4.200%	4/15/2009	580	582
J.C. Penney Co., Inc.	8.000%	3/1/2010	100	105
J.C. Penney Co., Inc.	9.000%	8/1/2012	585	649
K. Hovnanian Enterprises	6.250%	1/15/2016	160	109
KB Home	7.250%	6/15/2018	200	180
Lennar Corp.	5.125%	10/1/2010	100	86
Lennar Corp.	5.950%	10/17/2011	150	127
Lowe's Cos., Inc.	8.250%	6/1/2010	200	220
Lowe's Cos., Inc.	5.600%	9/15/2012	425	448
Macys Retail Holdings Inc.	5.950%	11/1/2008	460	464
Macys Retail Holdings Inc.	4.800%	7/15/2009	460	460
McDonald's Corp.	4.300%	3/1/2013	550	559
MGM Mirage, Inc.	6.750%	4/1/2013	100	92
4 Nissan Motor Acceptance Corp.	4.625%	3/8/2010	680	691
4 Nissan Motor Acceptance Corp.	5.625%	3/14/2011	800	833
3 Paccar Financial Corp.	3.120%	5/17/2010	1,575	1,565
Royal Caribbean Cruises	7.000%	6/15/2013	250	233
Target Corp.	5.375%	6/15/2009	330	339
Target Corp.	5.125%	1/15/2013	220	225
3 The Walt Disney Co.	4.125%	7/16/2010	450	445
The Walt Disney Co.	5.700%	7/15/2011	170	180
3 Time Warner, Inc.	3.300%	11/13/2009	500	482
Time Warner, Inc.	6.875%	5/1/2012	110	114
2 Toyota Motor Credit Corp.	2.750%	8/6/2009	74	74
3 Viacom Inc.	3.150%	6/16/2009	800	781
Viacom Inc.	5.750%	4/30/2011	100	101
Wal-Mart Stores, Inc.	4.000%	1/15/2010	400	408
Western Union Co.	5.400%	11/17/2011	500	506
Yum! Brands, Inc.	7.650%	5/15/2008	735	738
Yum! Brands, Inc.	8.875%	4/15/2011	200	221
Consumer Noncyclical (4.5%)
Abbott Laboratories	3.750%	3/15/2011	150	152
Abbott Laboratories	5.600%	5/15/2011	380	404
Abbott Laboratories	5.150%	11/30/2012	500	534
AmerisourceBergen Corp.	5.625%	9/15/2012	260	263
3 Amgen Inc.	3.170%	11/28/2008	750	743
Amgen Inc.	4.000%	11/18/2009	950	952
3 AstraZeneca PLC	3.239%	9/11/2009	850	848
Baxter Finco, BV	4.750%	10/15/2010	440	454
Becton, Dickinson & Co.	7.150%	10/1/2009	100	106
Biogen Idec Inc.	6.000%	3/1/2013	645	657
Bristol-Myers Squibb Co.	5.250%	8/15/2013	130	138
4 Cadbury Schweppes US Finance	3.875%	10/1/2008	1,130	1,126
Campbell Soup Co.	5.875%	10/1/2008	500	508
Cardinal Health, Inc.	5.499%	10/2/2009	425	417
4 Cargill Inc.	3.625%	3/4/2009	570	571
4 Cargill Inc.	5.200%	1/22/2013	450	459
4 Cosan Finance Ltd.	7.000%	2/1/2017	100	92
4 Covidien International	5.150%	10/15/2010	420	434
Diageo Capital PLC	5.200%	1/30/2013	150	155
3 General Mills, Inc.	4.024%	1/22/2010	650	636
General Mills, Inc.	5.650%	9/10/2012	320	335
Hershey Foods Corp.	5.300%	9/1/2011	125	129
Hormel Foods Corp.	6.625%	6/1/2011	100	108
Hospira, Inc.	4.950%	6/15/2009	460	462
3 Hospira, Inc.	3.176%	3/30/2010	300	290
Kellogg Co.	6.600%	4/1/2011	1,120	1,197
Kellogg Co.	5.125%	12/3/2012	230	238
Kellogg Co.	4.250%	3/6/2013	350	349
Kraft Foods, Inc.	4.125%	11/12/2009	1,025	1,028
Kraft Foods, Inc.	5.625%	8/11/2010	300	311
Kroger Co.	7.250%	6/1/2009	335	347
Kroger Co.	6.200%	6/15/2012	65	68
Kroger Co.	5.000%	4/15/2013	400	403
Medco Health Solutions	6.125%	3/15/2013	450	456
Medtronic Inc.	4.375%	9/15/2010	400	409
Molson Coors Capital Finance	4.850%	9/22/2010	150	155
4 Pepsi Bottling Holdings Inc.	5.625%	2/17/2009	600	614
PepsiAmericas Inc.	6.375%	5/1/2009	220	228
PepsiAmericas Inc.	5.625%	5/31/2011	110	116
Pepsico, Inc.	4.650%	2/15/2013	220	228
Philips Electronics NV	4.625%	3/11/2013	335	336
Quest Diagnostic, Inc.	5.125%	11/1/2010	200	205
Reynolds American Inc.	7.625%	6/1/2016	75	79
3,4 SABMiller PLC	5.029%	7/1/2009	325	326
4 SABMiller PLC	6.200%	7/1/2011	625	653
3 Safeway, Inc.	3.005%	3/27/2009	400	394
Safeway, Inc.	7.500%	9/15/2009	700	736
Safeway, Inc.	4.950%	8/16/2010	325	327
Smithfield Foods, Inc.	7.750%	7/1/2017	150	146
Sysco Corp.	4.200%	2/12/2013	220	222
Whirlpool Corp.	5.500%	3/1/2013	325	330
Wyeth	6.950%	3/15/2011	950	1,025
Wyeth	5.500%	3/15/2013	150	159
Energy (2.2%)
Anadarko Finance Co.	6.750%	5/1/2011	360	383
3 Anadarko Petroleum Corp.	3.200%	9/15/2009	1,890	1,840
Canadian Natural Resources	6.700%	7/15/2011	200	212
Canadian Natural Resources	5.150%	2/1/2013	330	336
4 Canadian Oil Sands	4.800%	8/10/2009	296	302
Chesapeake Energy Corp.	7.625%	7/15/2013	75	77
Conoco Funding Co.	6.350%	10/15/2011	685	745
ConocoPhillips	8.750%	5/25/2010	655	731
ConocoPhillips	9.375%	2/15/2011	350	403
Devon Financing Corp.	6.875%	9/30/2011	890	971
Kerr McGee Corp.	6.875%	9/15/2011	925	990
Marathon Oil Corp.	6.125%	3/15/2012	570	602
2,4 Petroleum Co. of Trinidad & Tobago	6.000%	5/8/2022	150	153
2,4 PF Export Receivables Master Trust	3.748%	6/1/2013	189	183
2,4 PF Export Receivables Master Trust	6.436%	6/1/2015	333	338
Shell International Finance	5.625%	6/27/2011	1,144	1,227
Transocean Inc.	5.250%	3/15/2013	260	266
Valero Energy Corp.	3.500%	4/1/2009	275	274
Weatherford International Inc.	5.150%	3/15/2013	400	402
XTO Energy, Inc.	5.900%	8/1/2012	250	264
Technology (1.8%)
Agilent Technologies Inc.	6.500%	11/1/2017	200	204
3 Cisco Systems Inc.	3.158%	2/20/2009	300	300
Cisco Systems Inc.	5.250%	2/22/2011	575	601
Dun & Bradstreet Corp.	6.000%	4/1/2013	600	606
Fiserv, Inc.	6.125%	11/20/2012	560	576
3 Hewlett-Packard Co.	2.860%	6/15/2010	525	521
International Business Machines Corp.	4.250%	9/15/2009	1,175	1,194
International Business Machines Corp.	4.950%	3/22/2011	1,700	1,767
International Business Machines Corp.	4.750%	11/29/2012	200	207
Intuit Inc.	5.400%	3/15/2012	200	201
3 Oracle Corp.	3.128%	5/14/2010	2,100	2,084
Pitney Bowes Credit Corp.	5.750%	8/15/2008	285	287
Transportation (2.0%)
2 American Airlines, Inc.	3.857%	7/9/2010	186	175
American Airlines, Inc.	6.817%	5/23/2011	179	170
American Airlines, Inc.	7.858%	10/1/2011	360	360
Burlington Northern Santa Fe Corp.	5.900%	7/1/2012	300	311
Canadian National Railway Co.	6.375%	10/15/2011	170	183
Continental Airlines, Inc.	7.056%	9/15/2009	95	94
2 Continental Airlines, Inc.	6.900%	1/2/2018	75	73
2 Continental Airlines, Inc.	9.798%	4/1/2021	183	168
CSX Corp.	4.875%	11/1/2009	125	126
CSX Corp.	6.750%	3/15/2011	400	425
Delta Air Lines, Inc.	7.570%	11/18/2010	1,050	1,042
2,4 Delta Air Lines, Inc.	6.821%	8/10/2022	243	234
2,4 Delta Air Lines, Inc.	8.021%	8/10/2022	116	106
4 ERAC USA Finance Co.	7.350%	6/15/2008	245	247
3,4 ERAC USA Finance Co.	3.501%	4/30/2009	200	199
3,4 ERAC USA Finance Co.	3.340%	8/28/2009	500	498
4 ERAC USA Finance Co.	7.950%	12/15/2009	235	251
4 ERAC USA Finance Co.	8.000%	1/15/2011	200	212
FedEx Corp.	3.500%	4/1/2009	900	895
FedEx Corp.	5.500%	8/15/2009	400	410
Greenbrier Co. Inc.	8.375%	5/15/2015	125	118
2,3 JetBlue Airways Corp.	3.175%	12/15/2013	409	373
3 JetBlue Airways Corp.	3.220%	3/15/2014	625	534
3 JetBlue Airways Corp.	3.515%	11/15/2016	440	377
Norfolk Southern Corp.	8.625%	5/15/2010	230	255
Norfolk Southern Corp.	6.750%	2/15/2011	370	397
Norfolk Southern Corp.	5.257%	9/17/2014	135	134
Ryder System Inc.	6.000%	3/1/2013	450	458
TFM SA de CV	9.375%	5/1/2012	170	177
Union Pacific Corp.	7.250%	11/1/2008	250	256
Union Pacific Corp.	3.875%	2/15/2009	100	100
Union Pacific Corp.	3.625%	6/1/2010	420	425
Union Pacific Corp.	5.450%	1/31/2013	100	103
Other (0.1%)
Briggs & Stratton Corp.	8.875%	3/15/2011	430	448
2,4 Parker Retirement Savings Plan Trust	6.340%	7/15/2008	20	20

				110,858

Utilities (5.0%)
Electric (3.6%)
4 AES Panama SA	6.350%	12/21/2016	200	204
3 Alabama Power Co.	3.283%	8/25/2009	590	588
Alabama Power Co.	4.850%	12/15/2012	160	165
4 American Water Capital Corp.	6.085%	10/15/2017	675	706
Appalachian Power Co.	5.650%	8/15/2012	380	391
Avista Corp.	9.750%	6/1/2008	425	428
Carolina Power & Light Co.	6.650%	4/1/2008	600	600
Consolidated Edison Co. of New York	8.125%	5/1/2010	130	141
Consumers Energy Co.	4.400%	8/15/2009	220	221
Consumers Energy Co.	4.000%	5/15/2010	500	502
2 Dominion Resources, Inc.	6.300%	9/30/2066	940	867
4 EDP Finance BV	5.375%	11/2/2012	350	362
Entergy Gulf States, Inc.	3.600%	6/1/2008	1,310	1,308
FirstEnergy Corp.	6.450%	11/15/2011	230	240
Florida Power Corp.	4.500%	6/1/2010	330	341
FPL Group Capital, Inc.	5.625%	9/1/2011	810	858
2 FPL Group Capital, Inc.	6.350%	10/1/2066	205	188
2,4 GWF Energy LLC	6.131%	12/30/2011	183	194
MidAmerican Energy Co.	5.650%	7/15/2012	750	792
Northeast Utilities	3.300%	6/1/2008	135	135
Northeast Utilities	7.250%	4/1/2012	345	379
Northern States Power Co.	4.750%	8/1/2010	200	207
Nstar	8.000%	2/15/2010	200	217
NStar Electric Co.	4.875%	10/15/2012	130	135
Ohio Power Co.	5.300%	11/1/2010	370	388
5 Pacific Gas & Electric Co.	3.600%	3/1/2009	1,000	999
Pacific Gas & Electric Co.	4.200%	3/1/2011	225	226
3 Pepco Holdings, Inc.	3.701%	6/1/2010	250	246
PPL Capital Funding, Inc.	4.330%	3/1/2009	800	801
2 PPL Capital Funding, Inc.	6.700%	3/30/2067	450	394
PPL Electric Utilities Corp.	6.250%	8/15/2009	430	448
Public Service Co. of Colorado	4.375%	10/1/2008	330	332
Public Service Co. of Colorado	6.875%	7/15/2009	512	532
Public Service Co. of New Mexico	4.400%	9/15/2008	150	150
Public Service Electric & Gas	4.000%	11/1/2008	850	852
Puget Sound Energy Inc.	3.363%	6/1/2008	390	389
3 Southern California Edison Co.	3.212%	2/2/2009	150	150
Southern California Edison Co.	7.625%	1/15/2010	50	53
4 SP PowerAssets Ltd.	3.800%	10/22/2008	500	501
Tampa Electric Co.	6.875%	6/15/2012	100	110
Tampa Electric Co.	6.375%	8/15/2012	167	175
Texas - New Mexico Power Co.	6.125%	6/1/2008	187	187
Wisconsin Energy Corp.	6.500%	4/1/2011	400	428
Natural Gas (1.4%)
AGL Capital Corp.	7.125%	1/14/2011	100	108
2 Enbridge Energy Partners	8.050%	10/1/2037	105	96
Energy Transfer Partners LP	6.000%	7/1/2013	200	201
Enterprise Products Operating LP	5.650%	4/1/2013	600	599
2 Enterprise Products Operating LP	8.375%	8/1/2066	450	433
4 Gulf South Pipeline Co.	5.750%	8/15/2012	520	542
4 NGPL Pipeco LLC	6.514%	12/15/2012	550	573
ONEOK Partners, LP	8.875%	6/15/2010	200	220
ONEOK Partners, LP	5.900%	4/1/2012	200	209
Plains All American Pipeline LP	4.750%	8/15/2009	550	560
3,4 Rockies Express Pipeline LLC	4.250%	8/20/2009	1,600	1,592
Southern Union Co.	6.089%	2/16/2010	420	430
2 Southern Union Co.	7.200%	11/1/2066	400	320
Teppco Partners, LP	5.900%	4/15/2013	880	887
2 Trans-Canada Pipelines	6.350%	5/15/2067	175	153

				24,453

Total Corporate Bonds
(Cost $403,378)				398,889

Sovereign Bonds (U.S. Dollar-Denominated) (1.4%)

China Development Bank	8.250%	5/15/2009	400	425
4 Export-Import Bank of Korea	4.125%	2/10/2009	450	456
Export-Import Bank of Korea	5.500%	10/17/2012	400	418
4 Gaz Capital SA	6.212%	11/22/2016	300	278
Korea Development Bank	4.750%	7/20/2009	1,175	1,197
Korea Development Bank	5.300%	1/17/2013	450	466
Petrobras International Finance	9.125%	7/2/2013	125	149
2,4 Petroleum Export/Cayman	4.623%	6/15/2010	350	358
2,4 Petroleum Export/Cayman	5.265%	6/15/2011	382	387
4 Petronas Capital Ltd.	7.000%	5/22/2012	100	113
2,4 Qatar Petroleum	5.579%	5/30/2011	389	405
2,4 Ras Laffan Liquified Natural Gas Co.	3.437%	9/15/2009	247	252
2,4 Ras Laffan Liquified Natural Gas Co. Ltd. II	5.298%	9/30/2020	300	285
4 Republic of Trinidad & Tobago	9.875%	10/1/2009	420	458
4 Taqa Abu Dhabi National Energy Co.	5.620%	10/25/2012	200	204
4 Taqa Abu Dhabi National Energy Co.	5.875%	10/27/2016	350	346
4 Trans Capital Investment	5.670%	3/5/2014	575	534

Total Sovereign Bonds
(Cost $6,669)				6,731

Tax-Exempt Municipal Bonds (0.3%)

Minnesota GO	5.000%	8/1/2011	620	667
Minnesota GO	5.000%	8/1/2012	655	712

Total Tax-Exempt Municipal Bonds
(Cost $1,331)				1,379

Taxable Municipal Bonds (0.4%)

3 Florida Hurricane Catastrophe Fund Finance Corp. Rev.	3.598%	10/15/2012	1,090	1,048
3 Irvine CA Ranch Water Dist. Rev.	8.000%	5/1/2037	510	510
3 Philadelphia PA School Dist.	5.740%	9/1/2021	525	525

Total Taxable Municipal Bonds
(Cost $2,125)				2,083

			Shares

Preferred Stocks (0.4%)

3 Goldman Sachs Group, Inc.	6.050%		46,000	807
Fannie Mae	5.948%		21,600	428
3 Bank of America Corp.	5.908%		16,750	290
Santander Financial	6.800%		9,200	202
3 SunTrust Banks, Inc.	6.224%		8,500	155
Aspen Insurance Holdings	7.401%		5,950	125
3 Zions Bancorp.	6.214%		6,675	110
3 Merrill Lynch & Co., Inc.	6.000%		3,400	48

Total Preferred Stocks
(Cost $2,981)				2,165

Temporary Cash Investment (5.4%)

6 Vanguard Market Liquidity Fund
(Cost $26,556)	2.800%		26,556,406	26,556

Total Investments (100.6%)
(Cost $498,936)				495,669

Other Assets and Liabilities-Net (-0.6%)				(2,767)

Net Assets (100%)				492,902

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Adjustable-rate note.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the aggregate value of these securities was $71,729,000, representing 14.6% of net assets.
5 Securities with a value of $999,000 have been segregated as initial margin for open futures contracts.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO - General Obligation Bond.
REIT - Real Estate Investment Trust.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2008 the cost of investment securities for tax purposes was $498,936,000. Net unrealized depreciation of investment securities for tax purposes was $3,267,000, consisting of unrealized gains of $5,939,000 on securities that had risen in value since their purchase and $9,206,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

2-Year U.S. Treasury Note	272	58,387	270
5-Year U.S. Treasury Note	(39)	4,455	(15)
10-Year U.S. Treasury Note	(32)	3,807	(84)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The portfolio has sold credit protection through credit default swaps, to simulate long bond positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, the seller of credit protection receives a periodic payment amount (premium) from the buyer that is a fixed percentage applied to a notional principal amount. In return, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The portfolio has also entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At March 31, 2008, the portfolio had the following open swap contracts:

Credit Default Swaps

					Unrealized
			Notional	Premium	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Dealer (1)	($000)	(Paid)	($000)

Credit Protection Sold
Lehman Brothers Holdings Inc.	6/20/2008	DBS	800	0.180%	(6)
Procter & Gamble	9/20/2008	DBS	2,500	0.120%	(187)
Procter & Gamble	9/20/2008	DBS	2,500	0.120%	(5)
Procter & Gamble	9/20/2008	DBS	2,500	0.120%	(4)
Burlington Northern Santa Fe Corp.	6/20/2012	DBS	400	0.400%	(4)
Johnson & Johnson	9/20/2012	UBS	160	0.080%	(2)
Johnson & Johnson	9/20/2012	GSI	410	0.070%	(4)
Lehman Brothers Holdings Inc.	12/20/2012	BOA	325	1.190%	(1,197)
Lehman Brothers Holdings Inc.	12/20/2012	BOA	325	1.190%	(815)
Lehman Brothers Holdings Inc.	12/20/2012	BOA	325	1.190%	(26)
Credit Protection Purchased
AT&T Inc.	6/20/2013	GSI	300	(1.040%)	2
AT&T Inc.	6/20/2013	GSI	300	(1.040%)	5
AT&T Inc.	6/20/2013	GSI	300	(1.040%)	66

	(2,177)

Interest Rate Swaps

			Fixed	Floating	Unrealized
	Notional	Interest Rate	Interest	Rate	Appreciation
	Amount	Received	Received	(Depreciation)
Termination Date	Dealer (1)	($000)	(Paid)	(Paid)	($000)

9/19/2008	LEH	2,700	4.743%	(2.579%)2	26
9/19/2008	LEH	2,700	4.743%	(2.579%)2	1,161
3/1/2009	WB	3,600	4.858%	(3.076%)2	73
3/1/2009	WB	3,600	4.858%	(3.076%)2	3,552
3/10/2009	LEH	800	5.628%	(2.990%)2	23
4/17/2009	LEH	2,500	5.637%	(3.998%)2	79
4/17/2009	LEH	2,500	5.637%	(3.998%)2	3,714
5/18/2009	LEH	1,000	5.601%	(3.070%)2	34
5/18/2009	LEH	1,000	5.601%	(3.070%)2	1,489
6/2/2009	DBS	1,350	3.765%	(3.076%)2	19
6/2/2009	DBS	1,350	3.765%	(3.076%)2	566
6/9/2009	LEH	1,735	5.636%	(2.990%)2	62
6/9/2009	LEH	1,735	5.636%	(2.990%)2	2,908
8/11/2009	WB	900	2.380%	(2.802%)2	(108)
8/11/2009	WB	900	2.380%	(2.802%)2	(1)
8/21/2009	LEH	2,010	5.274%	(3.070%)2	20
8/21/2009	LEH	2,010	5.274%	(3.070%)2	75
8/21/2009	LEH	2,010	5.274%	(3.070%)2	1,621
8/21/2009	LEH	2,840	5.079%	(3.070%)2	98
9/15/2009	LEH	3,640	3.855%	(2.800%)2	70
9/15/2009	LEH	3,640	3.855%	(2.800%)2	3,416
9/17/2009	WB	1,593	2.418%	(2.818%)3	(54)
9/17/2009	WB	1,593	2.418%	(2.818%)3	(1)
10/2/2009	LEH	1,075	5.073%	(2.688%)2	41
10/13/2009	LEH	1,400	5.052%	(4.377%)2	53
10/13/2009	LEH	1,400	5.052%	(4.377%)2	2,318
10/26/2009	LEH	1,380	5.170%	(3.244%)2	56
10/26/2009	LEH	1,380	5.170%	(3.244%)2	2,484
11/16/2009	WB	225	2.430%	(2.818%)3	(5)
11/16/2009	WB	225	2.430%	(2.818%)3	-
11/16/2009	LEH	880	4.641%	(3.070%)2	30
11/16/2009	LEH	880	4.641%	(3.070%)2	1,309
11/20/2009	LEH	2,700	4.979%	(3.070%)2	107
11/20/2009	LEH	2,700	4.979%	(3.070%)2	114
11/20/2009	LEH	2,700	4.979%	(3.070%)2	4,713
12/9/2009	LEH	400	5.414%	(2.990%)2	19
12/9/2009	LEH	400	5.414%	(2.990%)2	905
12/14/2009	LEH	1,500	5.414%	(2.850%)2	73
12/14/2009	LEH	1,500	5.414%	(2.850%)2	1,867
12/17/2009	LEH	500	5.413%	(2.800%)2	24
12/17/2009	LEH	500	5.413%	(2.800%)2	1,148
12/18/2009	LEH	1,400	5.063%	(2.764%)2	60
12/23/2009	LEH	250	5.045%	(2.599%)2	11
12/23/2009	LEH	250	5.045%	(2.599%)2	2,169
2/15/2010	WB	4,000	5.468%	(2.818%)3	219
2/15/2010	WB	4,000	5.468%	(2.818%)3	985
2/15/2010	WB	4,000	5.468%	(2.818%)3	4,104
5/1/2010	LEH	325	5.250%	(3.239%)2	18
5/10/2010	LEH	1,600	5.239%	(3.096%)2	90
5/10/2010	LEH	1,600	5.239%	(3.096%)2	2,322
5/15/2010	LEH	1,580	5.243%	(2.818%)3	90
5/15/2010	LEH	4,120	4.828%	(3.065%)2	197
5/15/2010	LEH	4,120	4.828%	(3.065%)2	8,741
5/16/2010	LEH	1,050	5.250%	(3.070%)2	59
5/18/2010	BZW	1,100	2.553%	(2.802%)2	2
5/18/2010	BZW	1,100	2.553%	(2.802%)2	76
5/26/2010	LEH	2,875	5.248%	(3.080%)2	164
6/28/2010	LEH	1,375	5.413%	(2.671%)2	86
6/28/2010	LEH	1,375	5.413%	(2.671%)2	986
7/17/2010	WB	900	2.583%	(2.818%)3	1
7/17/2010	WB	900	2.583%	(2.818%)3	44
7/21/2010	LEH	4,535	5.038%	(3.894%)2	251
8/15/2010	LEH	600	5.418%	(3.065%)2	39
8/15/2010	LEH	600	5.418%	(3.065%)2	2,694
11/15/2010	LEH	1,800	5.423%	(2.818%)3	126

	57,632

1 BOA-Bank of America.
BZW-Barclays Capital Inc.
DBS-Deutsche Bank Securities.
GSI-Goldman Sachs International.
LEH-Lehman Brothers Special Financing Inc.
UBS-UBS AG
WB-Wachovia Bank.
2 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

        Level 1 — quoted prices in active markets for identical securities.

         Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

        Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securitie($000)	Swap Contracts($000)	Futures Contracts ($000)
Level 1- Quoted Prices	28,721	-	171
Level 2- Other Significant
Observable Inputs	466,948	55,455	-
Level 3- Significant
Unobservable Inputs	-	-	-
Total	495,669	55,455	171

Vanguard Variable Insurance Fund-High Yield Bond Portfolio Schedule of Investments March 31, 2008
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (5.6%)

U.S. Treasury Note	5.625%	5/15/2008	2,555	2,568
U.S. Treasury Note	5.500%	5/15/2009	2,525	2,636
U.S. Treasury Note	5.750%	8/15/2010	2,575	2,823
U.S. Treasury Note	4.875%	7/31/2011	2,600	2,847
U.S. Treasury Note	4.000%	11/15/2012	2,750	2,956

Total U.S. Government and Agency Obligations
(Cost $13,137)				13,830

Corporate Bonds (89.5)%

Finance (3.4%)
Banking (0.3%)
Chevy Chase Savings Bank	6.875%	12/1/2013	645	607
Finance Companies (2.0%)
General Motors Acceptance Corp. LLC	6.875%	8/28/2012	1,050	801
General Motors Acceptance Corp. LLC	6.750%	12/1/2014	700	495
General Motors Acceptance Corp. LLC	8.000%	11/1/2031	5,280	3,736
Insurance (0.6%)
Provident Funding Mortgage Loan Trust	7.000%	7/15/2018	805	783
UnumProvident Corp.	6.750%	12/15/2028	585	497
UnumProvident Corp.	7.375%	6/15/2032	175	158
Real Estate Investment Trusts (0.5%)
1 Rouse Co.	6.750%	5/1/2013	1,510	1,321

				8,398

Industrial (73.7%)
Basic Industry (8.3%)
Arch Western Finance	6.750%	7/1/2013	1,840	1,835
Bowater Canada Finance	7.950%	11/15/2011	1,115	741
Cascades Inc.	7.250%	2/15/2013	920	814
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/2015	1,080	1,139
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/2017	2,845	3,009
^ Georgia Gulf	9.500%	10/15/2014	1,195	920
Georgia-Pacific Corp.	8.125%	5/15/2011	945	936
1 Georgia-Pacific Corp.	7.125%	1/15/2017	2,140	1,980
Georgia-Pacific Corp.	8.000%	1/15/2024	550	481
IMC Global, Inc.	7.300%	1/15/2028	640	637
International Steel Group, Inc.	6.500%	4/15/2014	1,175	1,194
Methanex Corp.	8.750%	8/15/2012	725	779
1 Mosaic Co.	7.625%	12/1/2014	150	161
1 Mosaic Co.	7.875%	12/1/2016	125	134
2 Mylan Inc.	5.938%	12/11/2017	413	397
2 Mylan Inc.	6.000%	12/11/2017	206	199
2 Mylan Inc.	6.250%	12/11/2017	433	417
Neenah Paper Inc.	7.375%	11/15/2014	810	711
Novelis Inc.	7.250%	2/15/2015	2,135	1,889
US Steel Corp.	7.000%	2/1/2018	1,950	1,879
Capital Goods (5.0%)
Alliant Techsystems Inc.	6.750%	4/1/2016	715	693
Allied Waste North America Inc.	5.750%	2/15/2011	195	190
Allied Waste North America Inc.	6.375%	4/15/2011	300	295
Allied Waste North America Inc.	7.250%	3/15/2015	170	169
Allied Waste North America Inc.	7.125%	5/15/2016	220	218
Allied Waste North America Inc.	6.875%	6/1/2017	1,920	1,872
1 Ashtead Capital Inc.	9.000%	8/15/2016	763	634
1 Ashtead Holding PLC	8.625%	8/1/2015	360	297
Ball Corp.	6.625%	3/15/2018	520	517
Case New Holland Inc.	7.125%	3/1/2014	1,255	1,236
Crown Americas Inc.	7.625%	11/15/2013	615	627
Crown Americas Inc.	7.750%	11/15/2015	615	630
L-3 Communications Corp.	7.625%	6/15/2012	950	971
L-3 Communications Corp.	6.375%	10/15/2015	450	441
Texas Industries Inc.	7.250%	7/15/2013	530	515
United Rentals NA Inc.	6.500%	2/15/2012	2,630	2,374
United Rentals NA Inc.	7.750%	11/15/2013	750	609
Communication (18.8%)
CanWest Media Inc.	8.000%	9/15/2012	1,675	1,616
1 CanWest MediaWorks LP	9.250%	8/1/2015	1,465	1,351
1 Charter Communications OPT LLC	8.000%	4/30/2012	1,790	1,642
1 Charter Communications OPT LLC	8.375%	4/30/2014	3,105	2,794
Citizens Communications	9.250%	5/15/2011	1,680	1,730
Citizens Communications	6.625%	3/15/2015	1,100	982
Citizens Communications	7.125%	3/15/2019	150	132
Citizens Communications	9.000%	8/15/2031	345	302
CSC Holdings, Inc.	8.125%	7/15/2009	25	25
CSC Holdings, Inc.	8.125%	8/15/2009	645	655
CSC Holdings, Inc.	7.625%	4/1/2011	310	307
CSC Holdings, Inc.	6.750%	4/15/2012	740	716
CSC Holdings, Inc.	7.875%	2/15/2018	1,190	1,102
CSC Holdings, Inc.	7.625%	7/15/2018	2,485	2,267
Dex Media, Inc.	8.000%	11/15/2013	450	329
DirecTV Holdings	6.375%	6/15/2015	2,040	1,918
GCI Inc.	7.250%	2/15/2014	1,410	1,163
Idearc Inc.	8.000%	11/15/2016	5,005	3,253
Intelsat Bermuda Ltd.	7.625%	4/15/2012	1,375	1,038
Intelsat Bermuda Ltd.	6.500%	11/1/2013	1,670	1,086
Intelsat Bermuda Ltd.	9.250%	6/15/2016	670	675
Intelsat Holding Ltd.	8.250%	1/15/2013	200	201
Intelsat Holding Ltd.	8.625%	1/15/2015	2,060	2,073
Liberty Media Corp.	5.700%	5/15/2013	1,458	1,278
Liberty Media Corp.	8.500%	7/15/2029	270	229
Liberty Media Corp.	8.250%	2/1/2030	1,230	1,023
Mediacom Broadband LLC	8.500%	10/15/2015	1,325	1,123
Mediacom LLC/Mediacom Capital Corp.	9.500%	1/15/2013	775	713
Medianews Group Inc.	6.875%	10/1/2013	745	363
PanAmSat Corp.	9.000%	8/15/2014	1,168	1,177
Quebecor Media Inc.	7.750%	3/15/2016	1,235	1,130
3 Quebecor Media Inc.	7.750%	3/15/2016	1,125	1,029
Qwest Communications International Inc.	8.875%	3/15/2012	2,350	2,403
Qwest Communications International Inc.	7.500%	10/1/2014	440	431
R.H. Donnelley Corp.	6.875%	1/15/2013	230	139
R.H. Donnelley Corp.	6.875%	1/15/2013	910	551
R.H. Donnelley Corp.	8.875%	1/15/2016	2,910	1,833
1 R.H. Donnelley Corp.	8.875%	10/15/2017	515	319
US West Communications Group	6.875%	9/15/2033	2,260	1,825
Windstream Corp.	8.125%	8/1/2013	285	281
Windstream Corp.	8.625%	8/1/2016	1,750	1,724
Windstream Corp.	7.000%	3/15/2019	1,325	1,159
Consumer Cyclical (14.9%)
AMC Entertainment Inc.	8.000%	3/1/2014	570	485
Corrections Corp. of America	6.250%	3/15/2013	345	338
Corrections Corp. of America	6.750%	1/31/2014	265	266
Ford Motor Co.	7.450%	7/16/2031	1,600	1,060
2 Ford Motor Credit Co.	8.708%	4/15/2012	1,115	1,043
Ford Motor Credit Co.	7.000%	10/1/2013	3,895	3,061
2 Ford Motor Credit Co.	5.800%	12/15/2013	4,480	3,674
Ford Motor Credit Co.	8.000%	12/15/2016	2,450	1,920
General Motors Corp.	8.250%	7/15/2023	1,335	935
^ General Motors	8.375%	7/15/2033	3,775	2,680
Harrah's Operating Co., Inc.	5.625%	6/1/2015	990	574
Harrah's Operating Co., Inc.	6.500%	6/1/2016	490	290
Harrah's Operating Co., Inc.	5.750%	10/1/2017	2,985	1,672
Host Hotels & Resorts LP	6.875%	11/1/2014	1,140	1,092
Host Marriott LP	7.125%	11/1/2013	1,990	1,958
Mandalay Resort Group	9.375%	2/15/2010	1,105	1,140
Marquee Inc.	8.625%	8/15/2012	695	704
MGM Mirage, Inc.	8.500%	9/15/2010	1,670	1,733
MGM Mirage, Inc.	8.375%	2/1/2011	355	357
MGM Mirage, Inc.	6.750%	9/1/2012	1,270	1,184
MGM Mirage, Inc.	6.625%	7/15/2015	260	228
Park Place Entertainment Corp.	8.125%	5/15/2011	50	42
Seneca Gaming Corp.	7.250%	5/1/2012	815	774
Service Corp. International	7.375%	10/1/2014	295	295
Service Corp. International	6.750%	4/1/2016	110	106
Service Corp. International	7.000%	6/15/2017	1,175	1,134
Service Corp. International	7.625%	10/1/2018	940	945
Station Casinos	6.500%	2/1/2014	385	232
Station Casinos	6.875%	3/1/2016	560	334
Station Casinos	6.625%	3/15/2018	310	178
Tenneco Automotive Inc.	10.250%	7/15/2013	291	306
1 TRW Automotive Inc.	7.000%	3/15/2014	2,635	2,424
1 TRW Automotive Inc.	7.250%	3/15/2017	1,365	1,242
Wynn Las Vegas LLC	6.625%	12/1/2014	1,110	1,066
1 Wynn Las Vegas LLC	6.625%	12/1/2014	1,010	970
Consumer Noncyclical (11.0%)
Aramark Corp.	8.500%	2/1/2015	1,405	1,409
Bio-Rad Laboratories Inc.	7.500%	8/15/2013	195	196
Bio-Rad Laboratories Inc.	6.125%	12/15/2014	290	279
Community Health Systems	8.875%	7/15/2015	2,410	2,416
Constellation Brands Inc.	7.250%	9/1/2016	1,780	1,744
Constellation Brands Inc.	7.250%	5/15/2017	680	671
Delhaize America Inc.	9.000%	4/15/2031	360	431
2 Elan Financial PLC	7.065%	11/15/2011	840	761
Elan Financial PLC	7.750%	11/15/2011	2,275	2,113
Elan Financial PLC	8.875%	12/1/2013	1,205	1,142
Fisher Scientific International Inc.	6.750%	8/15/2014	385	398
Fisher Scientific International Inc.	6.125%	7/1/2015	750	746
HCA Inc.	5.750%	3/15/2014	260	214
HCA Inc.	6.375%	1/15/2015	2,690	2,233
HCA Inc.	6.500%	2/15/2016	1,390	1,164
HCA Inc.	9.250%	11/15/2016	1,610	1,666
HCA Inc.	7.690%	6/15/2025	130	99
Omnicare, Inc.	6.125%	6/1/2013	70	61
Omnicare, Inc.	6.750%	12/15/2013	390	348
Omnicare, Inc.	6.875%	12/15/2015	585	509
Reynolds American Inc.	7.250%	6/1/2013	1,190	1,285
Reynolds American Inc.	7.300%	7/15/2015	1,040	1,066
Smithfield Foods, Inc.	7.750%	7/1/2017	1,355	1,314
Tenet Healthcare Corp.	6.500%	6/1/2012	375	331
Tenet Healthcare Corp.	7.375%	2/1/2013	380	335
Tenet Healthcare Corp.	9.875%	7/1/2014	1,955	1,882
Tenet Healthcare Corp.	9.250%	2/1/2015	315	294
Ventas Realty LP/Capital Corp.	6.625%	10/15/2014	710	706
Ventas Realty LP/Capital Corp.	7.125%	6/1/2015	470	471
Ventas Realty LP/Capital Corp.	6.500%	6/1/2016	705	682
Energy (11.5%)
Chesapeake Energy Corp.	7.750%	1/15/2015	105	108
Chesapeake Energy Corp.	6.625%	1/15/2016	1,020	994
Chesapeake Energy Corp.	6.875%	1/15/2016	845	841
Chesapeake Energy Corp.	6.500%	8/15/2017	1,780	1,713
Chesapeake Energy Corp.	6.250%	1/15/2018	1,645	1,575
Encore Acquisition Co.	6.250%	4/15/2014	150	139
Encore Acquisition Co.	6.000%	7/15/2015	495	446
Forest Oil Corp.	8.000%	12/15/2011	640	668
Forest Oil Corp.	7.750%	5/1/2014	350	357
Forest Oil Corp.	7.250%	6/15/2019	1,080	1,096
Hornbeck Offshore Services	6.125%	12/1/2014	845	801
Newfield Exploration Co.	6.625%	4/15/2016	660	644
OPTI Canada Inc.	7.875%	12/15/2014	675	662
OPTI Canada Inc.	8.250%	12/15/2014	1,865	1,851
Peabody Energy Corp.	6.875%	3/15/2013	1,135	1,149
Peabody Energy Corp.	7.375%	11/1/2016	1,930	2,002
Peabody Energy Corp.	7.875%	11/1/2026	1,315	1,312
Petrohawk Energy Corp.	9.125%	7/15/2013	365	375
1 Petroplus Finance Ltd.	6.750%	5/1/2014	1,400	1,264
1 Petroplus Finance Ltd.	7.000%	5/1/2017	1,550	1,393
Pioneer Natural Resources Co.	5.875%	7/15/2016	990	894
Pioneer Natural Resources Co.	6.650%	3/15/2017	1,875	1,768
Pioneer Natural Resources Co.	6.875%	5/1/2018	1,260	1,194
Pioneer Natural Resources Co.	7.200%	1/15/2028	345	296
Plains Exploration & Production Co.	7.750%	6/15/2015	275	275
Plains Exploration & Production Co.	7.000%	3/15/2017	395	380
Pride International Inc.	7.375%	7/15/2014	1,450	1,508
1 Southwestern Energy	7.500%	2/1/2018	1,250	1,291
Whiting Petroleum Corp.	7.250%	5/1/2012	520	515
Whiting Petroleum Corp.	7.250%	5/1/2013	625	619
Whiting Petroleum Corp.	7.000%	2/1/2014	110	109
Technology (1.6%)
Freescale Semiconductor	8.875%	12/15/2014	1,825	1,442
IKON Office Solutions	7.750%	9/15/2015	610	577
NXP BV	7.875%	10/15/2014	1,775	1,620
Sensata Technologies	8.000%	5/1/2014	450	393
Transportation (2.6%)
2 Avis Budget Car Rental	5.565%	5/15/2014	220	174
Avis Budget Car Rental	7.625%	5/15/2014	1,600	1,380
Avis Budget Car Rental	7.750%	5/15/2016	1,265	1,040
3 Continental Airlines, Inc.	9.798%	4/1/2021	895	821
Continental Airlines, Inc.	6.903%	4/19/2022	175	146
Hertz Corp.	8.875%	1/1/2014	2,100	1,990
Hertz Corp.	10.500%	1/1/2016	890	830
Other (0.0%)
UCAR Finance, Inc.	10.250%	2/15/2012	112	116

				180,803

Utilities (12.4%)
Electric (10.1%)
1 AES Corp.	8.750%	5/15/2013	539	560
AES Corp.	7.750%	10/15/2015	1,390	1,393
AES Corp.	8.000%	10/15/2017	445	448
Aquila Inc.	9.950%	2/1/2011	1,015	1,075
Aquila Inc.	14.875%	7/1/2012	270	332
Dynegy Inc.	8.375%	5/1/2016	2,085	2,075
Dynegy Inc.	7.750%	6/1/2019	1,150	1,078
Edison Mission Energy	7.500%	6/15/2013	170	175
Edison Mission Energy	7.000%	5/15/2017	555	549
Edison Mission Energy	7.200%	5/15/2019	870	859
Mirant North America LLC	7.375%	12/31/2013	1,640	1,661
Nevada Power Co.	5.875%	1/15/2015	520	519
Nevada Power Co.	6.650%	4/1/2036	290	280
NRG Energy Inc.	7.250%	2/1/2014	825	814
NRG Energy Inc.	7.375%	2/1/2016	2,665	2,618
NRG Energy Inc.	7.375%	1/15/2017	2,175	2,126
Reliant Energy, Inc.	6.750%	12/15/2014	2,372	2,422
Reliant Energy, Inc.	7.875%	6/15/2017	575	575
1 TECO Energy, Inc.	7.200%	5/1/2011	820	868
1 TECO Energy, Inc.	6.750%	5/1/2015	55	57
TXU Corp.	5.550%	11/15/2014	1,735	1,362
TXU Corp.	6.500%	11/15/2024	2,170	1,535
TXU Corp.	6.550%	11/15/2034	1,860	1,302
Natural Gas (2.3%)
1 NGPL Pipeco LLC	7.119%	12/15/2017	1,265	1,323
Suburban Propane Partners	6.875%	12/15/2013	650	634
Williams Cos., Inc.	7.125%	9/1/2011	185	194
Williams Cos., Inc.	8.125%	3/15/2012	1,270	1,391
Williams Cos., Inc.	7.500%	1/15/2031	1,215	1,270
Williams Partners LP	7.500%	6/15/2011	450	473
Williams Partners LP	7.250%	2/1/2017	375	384

				30,352

Total Corporate Bonds
(Cost $240,339)				219,553

Sovereign Bonds (U.S. Dollar-
Denominated) (1.6%)

Republic of Argentina	7.000%	9/12/2013	3,195	2,620
Republic of Argentina	7.000%	4/17/2017	1,950	1,427

Total Sovereign Bonds
(Cost $4,829)				4,047

Temporary Cash Investments (3.1%)

Repurchase Agreement (1.5%)
Lehman Brothers Holdings, Inc.
(Dated 3/31/2008, Repurchase Value $3,800,000,
collateralized by U.S. Treasury Bond 8.000%, 11/15/2021)	1.150%	4/1/2008	3,800	3,800

			Shares

Money Market Fund (1.6%)
4 Vanguard Market Liquidity Fund	2.800%		3,843,010	3,843

Total Temporary Cash Investments
(Cost $7,643)				7,643

Total Investments (99.8%)
(Cost $265,948)				245,073

Other Assets and Liabilities-Net (0.2%)				519

Net Assets (100%)				245,592

^Part of security position is on loan to broker-dealers.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the aggregate value of these securities was $22,025,000, representing 9.0% of net assets.
2 Adjustable-rate note.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2008, the cost of investment securities for tax purposes was $265,948,000. Net unrealized depreciation of investment securities for tax purposes was $20,875,000, consisting of unrealized gains of $1,989,000 on securities that had risen in value since their purchase and $22,864,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

        Level 1 — quoted prices in active markets for identical securities.

        Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

        Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted Prices	3,843
Level 2- Other Significant Observable Inputs	241,230
Level 3- Significant Unobservable Inputs	-
Total	245,073

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Schedule of Investments March 31, 2008
	Shares	Market Value ($000)

Investment Companies (100.1%)

U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	17,885,893	452,155
Vanguard Extended Market Index Fund Investor Shares	2,698,853	97,294
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 2.800%	333,918	334

Total Investment Companies
(Cost $591,682)		549,783

Other Assets and Liabilities -- Net (-0.1%)		(282)

Net Assets (100%)		549,501

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At March 31, 2008, the cost of investment securities for tax purposes was $591,682,000. Net unrealized depreciation of investment securities for tax purposes was $41,899,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

        Level 1 — quoted prices in active markets for identical securities.

        Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

        Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

Vanguard VVIF Balanced Index Portfolio Schedule of Investments March 31, 2008
	Shares	Market Value ($000)

Common Stocks (64.8)%

Consumer Discretionary (3.8%)
Comcast Corp. Class A	600,075	11,605
The Walt Disney Co.	239,500	7,515
Staples, Inc.	295,800	6,540
Honda Motor Co., Ltd ADR	222,300	6,404
Time Warner, Inc.	421,700	5,912
* Viacom Inc. Class B	147,200	5,832
McDonald's Corp.	99,600	5,555
NIKE, Inc. Class B	64,900	4,413
Home Depot, Inc.	87,700	2,453
		56,229

Consumer Staples (8.2%)
The Procter & Gamble Co.	247,767	17,361
Wal-Mart Stores, Inc.	321,100	16,916
Nestle SA ADR	105,900	13,245
PepsiCo, Inc.	143,400	10,353
Colgate-Palmolive Co.	119,100	9,279
Philip Morris International Inc.	178,300	9,018
The Coca-Cola Co.	134,700	8,199
Kimberly-Clark Corp.	115,400	7,449
SABMiller PLC	329,214	7,220
Sysco Corp.	229,300	6,654
Kraft Foods Inc.	157,400	4,881
Altria Group, Inc.	178,300	3,958
Walgreen Co.	98,300	3,744
Unilever NV ADR	70,600	2,381
SABMiller PLC ADR	36,600	813

		121,471

Energy (10.8%)
Chevron Corp.	294,600	25,147
ExxonMobil Corp.	276,400	23,378
Total SA ADR	307,712	22,774
EnCana Corp.	217,872	16,504
XTO Energy, Inc.	184,775	11,430
Schlumberger Ltd.	119,000	10,353
ConocoPhillips Co.	115,270	8,785
Anadarko Petroleum Corp.	139,000	8,761
Marathon Oil Corp.	191,200	8,719
Eni SpA ADR	105,100	7,158
Petroleo Brasileiro SA ADR	68,200	6,964
Sasol Ltd. Sponsored ADR	76,300	3,692
BP PLC ADR	56,100	3,402
Royal Dutch Shell PLC ADR Class A	37,000	2,552

		159,619

Financials (9.3%)
Bank of America Corp.	588,035	22,292
State Street Corp.	136,700	10,799
ACE Ltd.	191,300	10,533
ING Groep NV - Sponsored ADR	251,000	9,380
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered)	47,625	9,332
The Hartford Financial Services Group Inc.	112,700	8,539
American International Group, Inc.	180,200	7,794
UBS AG (New York Shares)	270,500	7,790
Citigroup, Inc.	340,733	7,298
Capital One Financial Corp.	146,900	7,230
Wachovia Corp.	254,700	6,877
Prudential Financial, Inc.	82,800	6,479
PNC Financial Services Group	86,500	5,672
Freddie Mac	158,400	4,011
Merrill Lynch & Co., Inc.	86,100	3,508
JPMorgan Chase & Co.	68,548	2,944
U.S. Bancorp	89,900	2,909
Vornado Realty Trust REIT	23,500	2,026
MBIA, Inc.	109,050	1,333

		136,746

Health Care (7.0%)
Eli Lilly & Co.	385,500	19,888
Abbott Laboratories	323,800	17,858
Medtronic, Inc.	322,500	15,599
Bristol-Myers Squibb Co.	430,400	9,167
Wyeth	217,500	9,083
Schering-Plough Corp.	552,200	7,957
AstraZeneca Group PLC ADR	189,500	7,199
Teva Pharmaceutical Industries
Ltd. Sponsored ADR	149,300	6,896
Sanofi-Aventis ADR	126,723	4,757
Cardinal Health, Inc.	50,500	2,652
Covidien Ltd.	35,300	1,562
UCB SA	28,790	1,000

		103,618

Industrials (7.9%)
General Electric Co.	790,800	29,267
Deere & Co.	203,300	16,353
Lockheed Martin Corp.	104,400	10,367
Waste Management, Inc.	280,700	9,420
Canadian National Railway Co.	191,600	9,258
United Parcel Service, Inc.	108,200	7,901
Northrop Grumman Corp.	89,600	6,972
FedEx Corp.	75,100	6,959
Avery Dennison Corp.	109,100	5,373
Parker Hannifin Corp.	60,600	4,198
The Boeing Co.	48,800	3,629
Illinois Tool Works, Inc.	63,900	3,082
Honeywell International Inc.	40,700	2,296
Emerson Electric Co.	42,400	2,182

		117,257

Information Technology (6.7%)
International Business Machines Corp.	200,600	23,097
Applied Materials, Inc.	505,600	9,864
Microsoft Corp.	322,800	9,161
Accenture Ltd.	240,500	8,458
Automatic Data Processing, Inc.	162,600	6,893
Texas Instruments, Inc.	243,300	6,878
Intel Corp.	256,000	5,422
Canon, Inc.	102,300	4,772
Keyence Corp.	19,400	4,514
ASML Holding NV	179,102	4,416
QUALCOMM Inc.	98,100	4,022
Hewlett-Packard Co.	87,200	3,982
* Autodesk, Inc.	122,400	3,853
ASML Holding NV (New York Shares)	107,722	2,673
Maxim Integrated Products, Inc.	46,800	953

		98,958

Materials (4.1%)
Syngenta AG ADR	191,800	11,222
International Paper Co.	298,300	8,114
E.I. du Pont de Nemours & Co.	165,486	7,738
Alcoa Inc.	210,500	7,591
Rohm & Haas Co.	128,900	6,971
Companhia Vale do Rio Doce ADR	195,340	6,767
Air Products & Chemicals, Inc.	51,900	4,775
Dow Chemical Co.	99,100	3,652
Newmont Mining Corp. (Holding Co.)	79,400	3,597

		60,427

Telecommunication Services (3.3%)
AT&T Inc.	1,011,222	38,730
Verizon Communications Inc.	253,412	9,237

		47,967

Utilities (3.7%)
Exelon Corp.	258,000	20,968
FPL Group, Inc.	176,700	11,086
Dominion Resources, Inc.	225,000	9,189
PG&E Corp.	161,900	5,961
Veolia Environment ADR	80,700	5,643
Progress Energy, Inc.	51,500	2,147

		54,994

Total Common Stocks
(Cost $759,280)		957,286

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (1.9%)

Mortgage-Backed Securities (1.9%)
Federal National Mortgage Assn.	6.000%	4/1/2021-8/1/2021	2,048	2,110
Government National Mortgage Assn.	5.500%	2/15/2033-3/1/2038	15,650	15,983
Government National Mortgage Assn.	6.000%	7/15/2026-4/15/2036	9,370	9,692
Government National Mortgage Assn.	6.500%	5/15/2028-7/15/2031	252	264
Government National Mortgage Assn.	7.000%	11/15/2031-11/15/2033	538	571
Government National Mortgage Assn.	8.000%	9/15/2030	100	109

				28,729

Total U.S. Government and Agency Obligations
(Cost $27,968)				28,729

Corporate Bonds (28.2%)

Asset-Backed/Commercial Mortgage-Backed Securities (3.4%)
Adjustable Rate Mortgage Trust	5.691%	3/25/2036	479	373
1 Aesop Funding II LLC	3.950%	4/20/2009	267	267
Asset Securitization Corp.	6.750%	2/14/2043	174	174
Banc of America Commercial Mortgage, Inc.	5.739%	5/10/2045	1,000	1,009
Bank One Issuance Trust	3.860%	10/15/2008	1,000	1,001
Bank One Issuance Trust	3.450%	10/17/2011	1,000	1,001
Bear Stearns Commercial Mortgage Securities, Inc.	5.464%	4/12/2038	955	952
Bear Stearns Commercial Mortgage Securities, Inc.	4.740%	3/13/2040	1,000	924
Bear Stearns Commercial Mortgage Securities, Inc.	5.540%	9/11/2041	2,000	1,977
Bear Stearns Commercial Mortgage Securities, Inc.	5.537%	10/12/2041	1,910	1,884
Bear Stearns Commercial Mortgage Securities, Inc.	4.825%	11/11/2041	1,995	1,772
Bear Stearns Commercial Mortgage Securities, Inc.	4.933%	2/13/2042	765	740
Bear Stearns Commercial Mortgage Securities, Inc.	4.871%	9/11/2042	740	709
Bear Stearns Commercial Mortgage Securities, Inc.	5.331%	2/11/2044	1,625	1,570
Capital One Auto Finance Trust	5.070%	7/15/2011	477	471
CarMax Auto Owner Trust	4.910%	1/18/2011	860	873
Chase Issuance Trust	4.650%	12/17/2012	1,000	1,023
Citigroup/Deutsche Bank Commercial Mortgage Trust	5.225%	7/15/2044	2,000	1,965
Commercial Mortgage Pass Through Certificates	5.116%	6/10/2044	750	730
Commercial Mortgage Pass-Through Certificates	5.768%	6/10/2046	2,100	2,121
Countrywide Home Loans	6.000%	5/25/2037	571	530
Credit Suisse Mortgage Capital Certificates	5.554%	2/15/2039	2,000	1,990
DaimlerChrysler Auto Trust	4.980%	2/8/2011	460	464
GS Mortgage Securities Corp. II	5.396%	8/10/2038	1,000	925
GSR Mortgage Loan Trust	5.787%	5/25/2047	1,392	1,359
Greenwich Capital Commercial Funding Corp.	4.915%	7/7/2013	1,000	921
Greenwich Capital Commercial Funding Corp.	5.317%	6/10/2036	1,000	998
Greenwich Capital Commercial Funding Corp.	5.224%	4/10/2037	240	235
Greenwich Capital Commercial Funding Corp.	4.799%	8/10/2042	1,950	1,746
Honda Auto Receivables Owner Trust	3.820%	5/21/2010	592	593
Household Automotive Trust	5.280%	9/17/2011	1,867	1,892
JPMorgan Chase Commercial Mortgage Securities	4.899%	1/12/2037	960	857
LB-UBS Commercial Mortgage Trust	4.954%	9/15/2030	1,300	1,256
LB-UBS Commercial Mortgage Trust	5.347%	11/15/2038	2,000	1,948
1 Marriott Vacation Club Owner Trust	5.362%	10/20/2028	417	437
Morgan Stanley Capital I	4.780%	12/13/2041	1,725	1,545
Morgan Stanley Capital I	5.230%	9/15/2042	510	500
Morgan Stanley Capital I	4.700%	7/15/2056	1,530	1,362
Morgan Stanley Dean Witter Capital I	4.740%	11/13/2036	1,000	932
Morgan Stanley Mortgage Loan Trust	6.000%	8/25/2037	504	466
Nissan Auto Lease Trust	5.110%	3/15/2010	1,000	1,012
PSE&G Transition Funding LLC	6.450%	3/15/2013	238	253
Sequoia Mortgage Trust	5.783%	2/20/2047	2,101	1,771
USAA Auto Owner Trust	4.130%	11/15/2011	952	955
WFS Financial Owner Trust	3.930%	2/17/2012	800	800
Wachovia Auto Owner Trust	4.930%	11/20/2012	1,000	1,010
Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/2042	750	729
Wells Fargo Mortgage Backed Securities Trust	6.022%	9/25/2036	1,106	989
World Omni Auto Receivables Trust	3.820%	11/14/2011	334	335

				50,346

Finance (11.7%)
Banking (4.8%)
BB&T Corp.	4.900%	6/30/2017	1,000	931
1 BTMU Curacao Holdings NV	4.760%	7/21/2010	1,595	1,603
Bank of America Corp.	8.000%	7/30/2008	850	861
Bank of America Corp.	4.375%	12/1/2010	1,000	1,018
Bank of America Corp.	5.300%	3/15/2017	2,000	2,010
Bank of America Corp.	5.625%	3/8/2035	2,845	2,393
Bank of America Corp.	6.000%	10/15/2036	1,000	976
Bank of New York Mellon	5.125%	11/1/2011	1,000	1,031
Bank of New York Mellon	4.950%	11/1/2012	1,000	1,026
Bank of New York Mellon	4.950%	3/15/2015	1,345	1,324
1 Barclays Bank PLC	5.926%	12/15/2049	2,000	1,751
Citigroup, Inc.	4.625%	8/3/2010	600	603
Citigroup, Inc.	5.300%	10/17/2012	1,500	1,507
Citigroup, Inc.	6.125%	11/21/2017	2,320	2,338
Citigroup, Inc.	6.625%	6/15/2032	2,000	1,878
Citigroup, Inc.	6.125%	8/25/2036	1,000	886
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	2,000	2,119
Deutsche Bank AG London	5.375%	10/12/2012	825	862
Deutsche Bank Financial LLC	5.375%	3/2/2015	1,963	1,967
Fifth Third Bank	4.200%	2/23/2010	2,000	2,022
1 HBOS Treasury Services PLC	6.000%	11/1/2033	2,395	2,090
HSBC Bank USA	4.625%	4/1/2014	1,290	1,260
HSBC Holdings PLC	6.500%	5/2/2036	1,000	970
Huntington National Bank	4.900%	1/15/2014	1,000	941
JPMorgan Chase & Co.	6.750%	2/1/2011	1,000	1,062
JPMorgan Chase & Co.	5.125%	9/15/2014	1,000	1,001
Mellon Bank NA	4.750%	12/15/2014	250	247
1 Mizuho Finance (Cayman)	5.790%	4/15/2014	2,000	2,011
National City Bank	4.150%	8/1/2009	1,725	1,685
National City Corp.	3.200%	4/1/2008	275	275
National City Corp.	6.875%	5/15/2019	1,000	751
Northern Trust Co.	5.300%	8/29/2011	1,205	1,259
Northern Trust Co.	5.200%	11/9/2012	1,025	1,084
1 Overseas Chinese Banking Corp.	7.750%	9/6/2011	600	669
PNC Bank NA	4.875%	9/21/2017	1,500	1,346
Paribas NY	6.950%	7/22/2013	2,000	2,252
Regions Bank	6.450%	6/26/2037	2,000	1,635
Royal Bank of Scotland Group PLC	5.000%	10/1/2014	300	290
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	2,440	2,341
1 Santander U.S. Debt, S.A. Unipersonal	4.750%	10/21/2008	900	913
State Street Corp.	5.375%	4/30/2017	2,775	2,741
SunTrust Banks, Inc.	4.250%	10/15/2009	320	317
UBS AG	5.875%	7/15/2016	2,000	2,006
UFJ Finance Aruba AEC	6.750%	7/15/2013	2,000	2,128
US Bank NA	6.300%	2/4/2014	1,000	1,077
Wachovia Bank NA	6.600%	1/15/2038	2,000	1,856
Wachovia Corp.	7.500%	4/15/2035	1,000	1,056
Washington Mutual Bank	5.125%	1/15/2015	1,000	719
Wells Fargo & Co.	5.125%	9/1/2012	1,000	1,035
Wells Fargo & Co.	5.250%	10/23/2012	1,000	1,039
Wells Fargo Bank NA	6.450%	2/1/2011	2,000	2,135
World Savings Bank, FSB	4.125%	12/15/2009	1,805	1,801
Brokerage (2.0%)
Ameriprise Financial Inc.	5.350%	11/15/2010	755	776
Dean Witter, Discover & Co.	6.750%	10/15/2013	1,000	1,052
Goldman Sachs Group, Inc.	5.000%	1/15/2011	500	502
Goldman Sachs Group, Inc.	5.300%	2/14/2012	2,000	2,038
Goldman Sachs Group, Inc.	5.350%	1/15/2016	2,500	2,426
Goldman Sachs Group, Inc.	5.625%	1/15/2017	1,000	957
Goldman Sachs Group, Inc.	5.950%	1/18/2018	1,325	1,307
Goldman Sachs Group, Inc.	6.450%	5/1/2036	2,000	1,848
Goldman Sachs Group, Inc.	6.750%	10/1/2037	1,360	1,277
Lehman Brothers Holdings, Inc.	6.000%	7/19/2012	1,500	1,476
Lehman Brothers Holdings, Inc.	5.625%	1/24/2013	1,500	1,451
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	1,500	1,401
Lehman Brothers Holdings, Inc.	5.750%	1/3/2017	2,000	1,843
Lehman Brothers Holdings, Inc.	6.500%	7/19/2017	1,000	962
Merrill Lynch & Co., Inc.	5.770%	7/25/2011	1,000	1,017
Merrill Lynch & Co., Inc.	6.050%	5/16/2016	2,000	1,898
Merrill Lynch & Co., Inc.	6.220%	9/15/2026	1,000	845
Morgan Stanley Dean Witter	4.000%	1/15/2010	1,000	987
Morgan Stanley Dean Witter	6.600%	4/1/2012	1,000	1,036
Morgan Stanley Dean Witter	5.450%	1/9/2017	1,000	941
Morgan Stanley Dean Witter	6.250%	8/9/2026	3,000	2,776
Finance Companies (1.4%)
American Express Bank, FSB	5.550%	10/17/2012	1,500	1,554
American Express Co.	4.750%	6/17/2009	1,000	1,011
1 American Express Travel	5.250%	11/21/2011	1,000	1,017
CIT Group, Inc.	4.125%	11/3/2009	1,000	815
CIT Group, Inc.	7.625%	11/30/2012	555	463
Capital One Bank	6.500%	6/13/2013	650	649
Capital One Capital IV	6.745%	2/17/2037	1,100	775
Capital One Financial	5.700%	9/15/2011	1,070	1,012
Countrywide Home Loan	5.625%	7/15/2009	1,000	900
1 FGIC Corp.	6.000%	1/15/2034	365	73
General Electric Capital Corp.	6.125%	2/22/2011	600	637
General Electric Capital Corp.	5.875%	2/15/2012	2,000	2,126
General Electric Capital Corp.	5.250%	10/19/2012	1,000	1,041
General Electric Capital Corp.	5.450%	1/15/2013	1,000	1,052
General Electric Capital Corp.	6.750%	3/15/2032	1,000	1,074
General Electric Capital Corp.	6.150%	8/7/2037	1,545	1,546
HSBC Finance Corp.	5.700%	6/1/2011	770	776
HSBC Finance Corp.	6.375%	10/15/2011	1,000	1,030
HSBC Finance Corp.	5.500%	1/19/2016	1,000	964
International Lease Finance Corp.	5.400%	2/15/2012	1,000	978
International Lease Finance Corp.	5.300%	5/1/2012	1,000	979
Insurance (2.9%)
ACE INA Holdings, Inc.	5.800%	3/15/2018	1,795	1,818
Allstate Corp.	5.000%	8/15/2014	1,000	1,007
Allstate Corp.	6.125%	5/15/2017	1,000	908
Allstate Corp.	6.750%	5/15/2018	1,000	1,082
American International Group, Inc.	4.700%	10/1/2010	3,200	3,188
American International Group, Inc.	6.250%	3/15/2037	720	580
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	2,000	2,068
Chubb Corp.	6.000%	5/11/2037	1,000	907
1 Frank Russell Co.	5.625%	1/15/2009	2,000	2,041
Genworth Financial, Inc.	5.125%	3/15/2011	1,410	1,444
Genworth Financial, Inc.	5.750%	5/15/2013	1,000	998
Genworth Financial, Inc.	6.150%	11/15/2016	1,000	792
Hartford Financial Services Group, Inc.	7.900%	6/15/2010	2,000	2,160
ING USA Global	4.500%	10/1/2010	1,000	1,032
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	1,000	1,042
1 Massachusetts Mutual Life	7.625%	11/15/2023	2,000	2,338
1 MetLife Global Funding I	4.500%	5/5/2010	2,000	2,057
1 MetLife Global Funding I	5.125%	11/9/2011	1,000	1,045
1 New York Life Global Funding	3.875%	1/15/2009	90	90
1 New York Life Global Funding	5.250%	10/16/2012	600	626
1 New York Life Insurance	5.875%	5/15/2033	2,100	2,017
1 PRICOA Global Funding I	3.900%	12/15/2008	1,100	1,107
1 Pacific Life Global Funding	3.750%	1/15/2009	1,110	1,117
Principal Life Income Funding	5.125%	3/1/2011	1,720	1,779
Protective Life Secured Trust	3.700%	11/24/2008	1,000	997
Protective Life Secured Trust	4.850%	8/16/2010	765	791
Prudential Financial, Inc.	5.150%	1/15/2013	875	888
Prudential Financial, Inc.	4.750%	4/1/2014	2,300	2,219
1 TIAA Global Markets	5.125%	10/10/2012	1,380	1,427
UnitedHealth Group, Inc.	6.000%	11/15/2017	2,000	1,991
XL Capital Ltd.	6.500%	1/15/2012	2,000	1,889
Real Estate Investment Trusts (0.5%)
ERP Operating LP	5.375%	8/1/2016	325	290
Kimco Realty Corp.	5.783%	3/15/2016	250	233
ProLogis	5.625%	11/15/2016	1,000	901
Realty Income Corp.	6.750%	8/15/2019	1,105	1,036
Simon Property Group Inc.	5.100%	6/15/2015	1,000	917
Simon Property Group Inc.	6.100%	5/1/2016	1,800	1,709
Simon Property Group Inc.	5.875%	3/1/2017	650	613
1 Westfield Group	5.700%	10/1/2016	2,000	1,844
Other (0.1%)
1 SovRisc BV	4.625%	10/31/2008	2,000	2,031

				173,405

Industrial (10.4%)
Basic Industry (0.6%)
Alcan, Inc.	4.500%	5/15/2013	1,000	1,003
Alcoa, Inc.	5.720%	2/23/2019	1,496	1,449
Alcoa, Inc.	5.870%	2/23/2022	504	487
BHP Billiton Finance	4.800%	4/15/2013	1,000	1,005
Dow Chemical Co.	6.125%	2/1/2011	1,000	1,051
Dow Chemical Co.	6.000%	10/1/2012	1,000	1,051
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	735	755
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	440	454
Weyerhaeuser Co.	7.375%	3/15/2032	1,000	994
Capital Goods (1.3%)
Boeing Capital Corp.	6.500%	2/15/2012	2,000	2,176
Caterpillar, Inc.	7.250%	9/15/2009	1,000	1,056
General Dynamics Corp.	4.250%	5/15/2013	2,000	2,023
General Electric Co.	5.250%	12/6/2017	1,735	1,738
Honeywell International, Inc.	7.500%	3/1/2010	1,000	1,078
1 Hutchison Whampoa International Ltd.	6.500%	2/13/2013	2,000	2,055
John Deere Capital Corp.	5.350%	1/17/2012	2,000	2,095
John Deere Capital Corp.	5.100%	1/15/2013	1,000	1,039
1 Siemens Financieringsmat	5.750%	10/17/2016	2,225	2,289
USA Waste Services, Inc.	7.000%	7/15/2028	2,000	2,047
United Technologies Corp.	4.875%	5/1/2015	325	330
United Technologies Corp.	7.500%	9/15/2029	770	925
United Technologies Corp.	6.050%	6/1/2036	675	694
Communications (1.7%)
AT&T Inc.	5.875%	2/1/2012	1,000	1,045
AT&T Inc.	4.950%	1/15/2013	1,250	1,257
AT&T Inc.	5.100%	9/15/2014	500	495
AT&T Inc.	6.450%	6/15/2034	1,595	1,578
AT&T Inc.	6.800%	5/15/2036	500	507
AT&T Inc.	6.500%	9/1/2037	325	323
BellSouth Corp.	6.550%	6/15/2034	2,975	2,907
BellSouth Telecommunications	7.000%	12/1/2095	1,000	974
Deutsche Telekom International Finance	8.000%	6/15/2008	2,000	2,145
France Telecom	7.750%	9/1/2008	2,000	2,184
New York Times Co.	4.500%	3/15/2010	300	293
Telefonica Europe BV	7.750%	9/15/2010	2,000	2,154
Thomson Corp.	4.250%	8/15/2009	1,500	1,521
Time Warner Cable Inc.	5.850%	5/1/2017	830	793
Verizon Communications Corp.	5.500%	4/1/2017	1,000	990
Verizon Communications Corp.	5.500%	2/15/2018	1,225	1,196
Verizon Global Funding Corp.	6.875%	6/15/2012	2,000	2,169
Verizon Global Funding Corp.	7.750%	12/1/2030	1,000	1,087
Verizon Global Funding Corp.	5.850%	9/15/2035	475	435
Vodafone Group PLC	5.000%	12/16/2013	1,000	992
Consumer Cyclicals (1.6%)
1 American Honda Finance	4.625%	4/2/2013	1,000	1,007
CVS Corp.	4.875%	9/15/2014	1,000	987
CVS Corp.	5.750%	6/1/2017	485	491
DaimlerChrysler North America Holding Corp.	5.750%	9/8/2011	1,355	1,394
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	1,145	1,206
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	1,000	1,141
Federated Retail Holding	5.900%	12/1/2016	522	458
1 Harley-Davidson Inc.	3.625%	12/15/2008	1,000	1,006
Home Depot Inc.	3.750%	9/15/2009	1,000	988
Home Depot Inc.	4.625%	8/15/2010	1,000	989
Kohl's Corp.	6.000%	1/15/2033	1,000	782
Lowe's Cos., Inc.	8.250%	6/1/2010	290	319
Lowe's Cos., Inc.	6.875%	2/15/2028	710	754
Lowe's Cos., Inc.	6.500%	3/15/2029	1,000	1,007
Lowe's Cos., Inc.	6.650%	9/15/2037	655	658
Target Corp.	5.875%	3/1/2012	2,000	2,101
Target Corp.	5.125%	1/15/2013	480	492
The Walt Disney Co.	4.700%	12/1/2012	1,450	1,489
The Walt Disney Co.	5.625%	9/15/2016	1,000	1,046
Time Warner, Inc.	5.500%	11/15/2011	815	804
Time Warner, Inc.	6.500%	11/15/2036	520	466
Wal-Mart Stores, Inc.	4.125%	2/15/2011	1,000	1,026
Wal-Mart Stores, Inc.	5.250%	9/1/2035	1,000	879
Western Union Co.	5.930%	10/1/2016	2,000	1,990
Consumer Noncyclicals (3.3%)
Abbott Laboratories	5.600%	5/15/2011	500	531
Abbott Laboratories	4.350%	3/15/2014	1,000	999
Anheuser-Busch Cos., Inc.	7.500%	3/15/2012	1,500	1,693
AstraZeneca PLC	5.400%	9/15/2012	1,000	1,055
AstraZeneca PLC	6.450%	9/15/2037	1,615	1,737
Baxter International, Inc.	5.900%	9/1/2016	502	529
Bristol-Myers Squibb Co.	5.875%	11/15/2036	2,000	1,943
1 Cargill Inc.	5.200%	1/22/2013	1,350	1,377
1 Cargill Inc.	4.375%	6/1/2013	600	590
1 Cargill Inc.	6.875%	5/1/2028	645	644
1 Cargill Inc.	6.125%	4/19/2034	1,270	1,161
Clorox Co.	4.200%	1/15/2010	2,000	2,011
Coca-Cola Co.	5.350%	11/15/2017	2,500	2,603
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	2,000	2,138
Coca-Cola HBC Finance	5.125%	9/17/2013	1,000	1,047
Coca-Cola HBC Finance	5.500%	9/17/2015	700	718
Colgate-Palmolive Co.	7.600%	5/19/2025	480	574
ConAgra Foods, Inc.	6.750%	9/15/2011	199	215
ConAgra Foods, Inc.	5.819%	6/15/2017	316	320
Diageo Capital PLC	5.200%	1/30/2013	1,220	1,262
Eli Lilly & Co.	6.000%	3/15/2012	1,000	1,094
General Mills, Inc.	5.200%	3/17/2015	1,250	1,269
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	2,000	1,885
Hershey Foods Corp.	4.850%	8/15/2015	380	372
Kimberly-Clark Corp.	5.000%	8/15/2013	1,000	1,039
Kimberly-Clark Corp.	4.875%	8/15/2015	1,000	1,007
Kraft Foods, Inc.	6.250%	6/1/2012	1,500	1,565
Medtronic Inc.	4.375%	9/15/2010	765	782
Medtronic Inc.	4.750%	9/15/2015	1,000	976
Merck & Co.	5.125%	11/15/2011	2,000	2,124
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	500	584
1 Pepsi Bottling Holdings Inc.	5.625%	2/17/2009	1,500	1,536
Pepsico, Inc.	4.650%	2/15/2013	1,215	1,260
Procter & Gamble Co. ESOP	9.360%	1/1/2021	1,868	2,378
1 SABMiller PLC	6.500%	7/1/2016	1,500	1,606
Schering-Plough Corp.	5.550%	6/1/2008	1,000	1,033
Sysco Corp.	5.375%	9/21/2035	1,000	922
1 Tesco PLC	5.500%	11/15/2017	1,500	1,555
Unilever Capital Corp.	7.125%	11/1/2010	1,000	1,097
Unilever Capital Corp.	5.900%	11/15/2032	875	886
Wyeth	6.950%	9/15/2008	1,000	1,079
Energy (0.2%)
Apache Finance Canada	7.750%	12/15/2029	400	473
Conoco Funding Co.	6.350%	10/15/2011	2,000	2,176
Suncor Energy, Inc.	5.950%	12/1/2034	1,000	956
Technology (0.6%)
Cisco Systems Inc.	5.250%	2/22/2011	2,000	2,091
Hewlett-Packard Co.	5.250%	3/1/2012	2,000	2,119
Hewlett-Packard Co.	5.500%	3/1/2018	865	888
IBM International Group Capital	5.050%	10/22/2012	1,000	1,046
International Business Machines Corp.	5.875%	11/29/2032	2,000	1,992
Transportation (0.9%)
Continental Airlines, Inc.	5.983%	4/19/2022	940	823
1 ERAC USA Finance Co.	7.350%	6/15/2008	1,090	1,099
1 ERAC USA Finance Co.	5.800%	10/15/2012	465	454
1 ERAC USA Finance Co.	5.900%	11/15/2015	500	456
1 ERAC USA Finance Co.	7.000%	10/15/2037	1,000	813
Federal Express Corp.	6.720%	1/15/2022	1,465	1,540
Norfolk Southern Corp.	7.700%	5/15/2017	1,500	1,758
Southwest Airlines Co.	5.750%	12/15/2016	2,500	2,450
Southwest Airlines Co.	6.150%	8/1/2022	550	536
United Parcel Service of America	4.500%	1/15/2013	2,650	2,743
Other (0.2%)
Dover Corp.	6.500%	2/15/2011	2,000	2,144
Snap-On Inc.	6.250%	8/15/2011	1,400	1,478

				153,550

Utilities (2.7%)
Electric Utilities (2.1%)
Alabama Power Co.	4.850%	12/15/2012	1,325	1,365
Alabama Power Co.	5.550%	2/1/2017	585	602
Carolina Power & Light Co.	5.950%	3/1/2009	2,000	2,044
Carolina Power & Light Co.	6.300%	4/1/2038	165	170
Central Illinois Public Service	6.125%	12/15/2028	1,000	937
Commonwealth Edison Co.	5.950%	8/15/2016	770	774
Consolidated Edison Co. of New York	5.500%	9/15/2016	700	715
Consolidated Edison Co. of New York	5.300%	12/1/2016	890	904
Consolidated Edison, Inc.	3.625%	8/1/2008	1,000	1,002
Duke Energy Carolinas LLC	5.250%	1/15/2018	275	281
1 EDP Finance BV	5.375%	11/2/2012	1,220	1,262
1 Enel Finance International	6.800%	9/15/2037	1,285	1,329
Exelon Generation Co. LLC	6.950%	6/15/2011	2,000	2,124
Florida Power & Light Co.	5.550%	11/1/2017	200	212
Florida Power & Light Co.	5.650%	2/1/2035	1,000	958
Florida Power & Light Co.	4.950%	6/1/2035	1,000	874
Florida Power & Light Co.	5.850%	5/1/2037	2,000	1,990
Florida Power & Light Co.	5.950%	2/1/2038	785	792
Florida Power Corp.	6.350%	9/15/2037	200	209
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	1,000	971
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/2018	1,500	1,502
Northern States Power Co.	6.250%	6/1/2036	2,000	2,085
PECO Energy Co.	5.350%	3/1/2018	565	575
PPL Energy Supply LLC	6.200%	5/15/2016	1,000	1,008
PacifiCorp	6.250%	10/15/2037	2,000	2,053
Public Service Electric & Gas	4.000%	11/1/2008	1,000	1,002
Southern California Edison Co.	6.000%	1/15/2034	1,000	1,012
Southern California Edison Co.	5.550%	1/15/2037	1,500	1,426
Wisconsin Electric Power Co.	4.500%	5/15/2013	615	623
Wisconsin Electric Power Co.	5.700%	12/1/2036	690	651
Natural Gas (0.5%)
AGL Capital Corp.	6.375%	7/15/2016	775	802
Duke Energy Field Services	7.875%	8/16/2010	2,000	2,143
1 Duke Energy Field Services	6.450%	11/3/2036	935	879
KeySpan Gas East Corp.	7.875%	2/1/2010	1,500	1,613
National Grid PLC	6.300%	8/1/2016	1,000	1,028
San Diego Gas & Electric	6.000%	6/1/2026	600	603
Other (0.1%)
UGI Utilities Inc.	5.753%	9/30/2016	1,170	1,168

				39,688

Total Corporate Bonds
(Cost $421,703)				416,989

Sovereign Bonds (U.S. Dollar-Denominated) (2.1%)

1 Corporacion Nacional del Cobre	6.150%	10/24/2036	1,000	990
European Investment Bank	4.000%	3/3/2010	2,000	2,075
Inter-American Development Bank	5.375%	11/18/2008	600	614
Inter-American Development Bank	4.375%	9/20/2012	2,000	2,124
International Bank for Reconstruction & Development	4.750%	2/15/2035	2,000	2,019
Japan Bank International	4.750%	5/25/2011	2,000	2,120
Japan Finance Corp.	4.625%	4/21/2015	3,000	3,128
Landwirtschaftliche Rentenbank	4.125%	7/15/2008	2,000	2,012
Oesterreichische Kontrollbank	4.500%	3/9/2015	2,000	2,144
Province of British Columbia	4.300%	5/30/2013	1,000	1,053
Province of Manitoba	4.450%	4/12/2010	2,000	2,057
Province of Ontario	4.375%	2/15/2013	1,000	1,067
Province of Ontario	4.500%	2/3/2015	2,000	2,072
Province of Quebec	5.750%	2/15/2009	1,000	1,024
Province of Quebec	5.125%	11/14/2016	1,000	1,072
Quebec Hydro Electric	6.300%	5/11/2011	1,000	1,096
Republic of Italy	4.500%	1/21/2015	2,000	2,083
State of Israel	5.500%	11/9/2016	1,000	1,072
1 Taqa Abu Dhabi National Energy Co.	5.875%	10/27/2016	1,695	1,678

Total Sovereign Bonds
(Cost $30,350)				31,500

Taxable Municipal Bonds (0.9%)

Atlanta GA Downtown Dev. Auth. Rev.	6.875%	2/1/2021	650	769
Illinois (Taxable Pension) GO	5.100%	6/1/2033	3,000	2,974
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	2,000	2,088
1 Ohana Military Communities LLC	5.558%	10/1/2036	400	364
1 Ohana Military Communities LLC	5.780%	10/1/2036	545	509
Oregon School Board Assn.	5.528%	6/30/2028	2,000	2,075
1 Pacific Beacon LLC Naval Base	5.379%	7/15/2026	335	312
President and Fellows of Harvard College	6.300%	10/1/2037	2,000	2,175
Stanford Univ. California Rev.	5.850%	3/15/2009	2,000	2,066

Total Taxable Municipal Bonds
(Cost $12,967)				13,332

Repurchase Agreement (1.8%)
Banc of America Securities, LLC
(Dated 3/31/08, Repurchase Value $26,002,000, collateralized by Federal National Mortgage Assn. 5.000%, 05/01/2035-10/01/2035)
(Cost $26,000)	2.450%	4/1/2008	26,000	26,000

Total Investments (99.7%)
(Cost $1,278,268)				1,473,836

Other Assets and Liabilities - Net (0.3%)				3,732

Net Assets (100%)				1,477,568

* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the aggregate value of these securities was $53,542,000, representing 3.6% of net assets.
ADR - American Depositary Receipt. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded portfolios), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

At March 31, 2008, the cost of investment securities for tax purposes was $1,278,268,000. Net unrealized appreciation of investment securities for tax purposes was $195,568,000, consisting of unrealized gains of $253,082,000 on securities that had risen in value since their purchase and $57,514,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

        Level 1 — quoted prices in active markets for identical securities.

         Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

        Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs
Investments in Securities ($000)
Level 1- Quoted Prices	926,040
Level 2- Other Significant Observable Inputs	547,796
Level 3- Significant Unobservable Inputs	--
Total	1,473,836

Vanguard Variable Insurance Fund - Capital Growth Portfolio Schedule of Investments March 31, 2008
	Shares	Market Value ($000)

Common Stocks (90.5)%

Consumer Discretionary (9.6%)
* DIRECTV Group, Inc.	283,861	7,037
Sony Corp. ADR	118,300	4,740
TJX Cos., Inc.	113,050	3,739
Whirlpool Corp.	36,400	3,159
Target Corp.	45,800	2,321
The Walt Disney Co.	56,300	1,767
Eastman Kodak Co.	82,300	1,454
* Kohl's Corp.	33,600	1,441
* Amazon.com, Inc.	14,400	1,027
* Bed Bath & Beyond, Inc.	28,600	844
Comcast Corp. Class A	35,550	687
* Viacom Inc. Class B	16,800	666
Mattel, Inc.	27,300	543
Best Buy Co., Inc.	10,300	427
Lowe's Cos., Inc.	16,700	383
Yum! Brands, Inc.	8,600	320
Abercrombie & Fitch Co.	3,400	249
Tiffany & Co.	3,800	159
Citadel Broadcasting Corp.	3,455	6

		30,969

Consumer Staples (1.6%)
Costco Wholesale Corp.	69,050	4,486
Avon Products, Inc.	18,400	727

		5,213

Energy (9.6%)
ConocoPhillips Co.	107,200	8,170
Schlumberger Ltd.	55,200	4,802
Hess Corp.	49,350	4,352
Noble Energy, Inc.	59,000	4,295
EOG Resources, Inc.	21,800	2,616
EnCana Corp.	32,300	2,447
Peabody Energy Corp.	39,800	2,030
* Transocean, Inc.	12,700	1,717
Chevron Corp.	3,160	270
* Patriot Coal Corp.	3,980	187
* Plains Exploration & Production Co.	820	44

		30,930

Financials (4.6%)
Bank of New York Mellon Corp.	93,379	3,897
* Berkshire Hathaway Inc. Class B	633	2,831
Marsh & McLennan Cos., Inc.	90,700	2,208
American International Group, Inc.	39,000	1,687
The Chubb Corp.	30,100	1,489
Discover Financial Services	48,800	799
AFLAC Inc.	11,700	760
Fannie Mae	16,300	429
JPMorgan Chase & Co.	7,648	328
Wells Fargo & Co.	6,400	186
Washington Mutual, Inc.	14,000	144
Capital One Financial Corp.	2,900	143
Freddie Mac	5,550	140

		15,041

Health Care (19.5%)
Eli Lilly & Co.	195,900	10,106
Novartis AG ADR	180,550	9,250
* Biogen Idec Inc.	135,900	8,384
Medtronic, Inc.	173,300	8,383
* Amgen, Inc.	138,371	5,781
Roche Holdings AG	27,000	5,089
* Boston Scientific Corp.	326,402	4,201
* Genzyme Corp.	40,350	3,008
GlaxoSmithKline PLC ADR	55,900	2,372
Pfizer Inc.	97,460	2,040
Applera Corp.-Applied Biosystems Group	55,700	1,830
* Millipore Corp.	25,050	1,689
* Sepracor Inc.	23,250	454
Wyeth	9,900	413

		63,000

Industrials (9.5%)
FedEx Corp.	130,300	12,075
Caterpillar, Inc.	48,000	3,758
Southwest Airlines Co.	300,050	3,721
United Parcel Service, Inc.	29,450	2,150
Deere & Co.	25,300	2,035
Fluor Corp.	13,700	1,934
Union Pacific Corp.	11,300	1,417
* AMR Corp.	86,600	781
Donaldson Co., Inc.	15,500	624
Canadian Pacific Railway Ltd.	7,600	489
Granite Construction Co.	14,800	484
The Boeing Co.	6,300	468
* Alaska Air Group, Inc.	23,050	452
Pall Corp.	8,600	302

		30,690

Information Technology (23.9%)
* Adobe Systems, Inc.	248,000	8,826
Texas Instruments, Inc.	291,700	8,246
* Oracle Corp.	410,100	8,021
Microsoft Corp.	260,600	7,396
Corning, Inc.	202,450	4,867
QUALCOMM Inc.	106,100	4,350
* Intuit, Inc.	154,500	4,173
Hewlett-Packard Co.	89,250	4,075
Intel Corp.	169,200	3,584
* Google Inc.	7,200	3,171
* Citrix Systems, Inc.	98,400	2,886
* EMC Corp.	175,300	2,514
* eBay Inc.	67,100	2,002
* Micron Technology, Inc.	332,900	1,987
* Symantec Corp.	117,800	1,958
Accenture Ltd.	38,050	1,338
Motorola, Inc.	128,250	1,193
Applied Materials, Inc.	59,100	1,153
ASML Holding NV (New York Shares)	37,687	935
LM Ericsson Telephone Co. ADR Class B	42,200	829
KLA-Tencor Corp.	22,200	824
* NVIDIA Corp.	28,950	573
Plantronics, Inc.	29,250	565
* Rambus Inc.	20,000	466
* Yahoo! Inc.	15,700	454
* Nortel Networks Corp.	67,510	452
* Entegris Inc.	34,944	251
* Dell Inc.	10,200	203

		77,292

Materials (12.0%)
Potash Corp. of Saskatchewan, Inc.	150,700	23,390
Monsanto Co.	65,200	7,270
Praxair, Inc.	35,200	2,965
Weyerhaeuser Co.	27,150	1,766
Alcoa Inc.	44,400	1,601
* Domtar Corp.	116,400	795
Dow Chemical Co.	14,800	545
Freeport-McMoRan Copper & Gold, Inc. Class B	5,494	529

		38,861

Telecommunication Services (0.2%)
Sprint Nextel Corp.	97,050	649
Embarq Corp.	3,657	147

		796

Total Common Stocks
(Cost $244,889)		292,792

Temporary Cash Investment (9.5%)

1 Vanguard Market Liquidity Fund, 2.800%
(Cost $30,778)	30,777,787	30,778

Total Investments (100%)
(Cost $275,667)		323,570

Other Assets and Liabilities (0.0%)		117

Net Assets (100%)		323,687

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At March 31, 2008, the cost of investment securities for tax purposes was $275,667,000. Net unrealized appreciation of investment securities for tax purposes was $47,903,000, consisting of unrealized gains of $70,877,000 on securities that had risen in value since their purchase and $22,974,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

        Level 1 — quoted prices in active markets for identical securities.

         Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

        Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

        The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

        The following table sumamrizes the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted Prices	318,481
Level 2- Other Significant Observable Inputs	5,089
Level 3- Significant Unobservable Inputs	-
Total	323,570

Vanguard Variable Insurance Fund - Diversified Value Portfolio Schedule of Investments March 31, 2008
	Shares	Market Value ($000)

Common Stocks (97.1%)

Consumer Discretionary (6.4%)
Carnival Corp.	561,500	22,730
Sherwin-Williams Co.	307,900	15,715
Wyndham Worldwide Corp.	529,280	10,946
Service Corp. International	644,100	6,531

		55,922

Consumer Staples (14.2%)
Imperial Tobacco Group ADR	397,700	36,616
Philip Morris International Inc.	471,900	23,869
Kraft Foods Inc.	764,297	23,701
Diageo PLC ADR	212,500	17,281
UST, Inc.	221,200	12,060
Altria Group, Inc.	471,900	10,476

		124,003

Energy (11.3%)
Occidental Petroleum Corp.	631,700	46,221
ConocoPhillips Co.	375,844	28,643
Spectra Energy Corp.	1,048,300	23,849

		98,713

Financials (18.9%)
Manulife Financial Corp.	755,000	28,675
JPMorgan Chase & Co.	572,350	24,582
Bank of America Corp.	634,871	24,068
Wells Fargo & Co.	600,900	17,486
Washington Mutual, Inc.	1,249,050	12,865
American International Group, Inc.	277,100	11,985
Citigroup, Inc.	554,900	11,886
XL Capital Ltd. Class A	383,700	11,338
* SLM Corp.	650,700	9,988
Merrill Lynch & Co., Inc.	166,800	6,795
Capital One Financial Corp.	89,800	4,420

		164,088

Health Care (12.9%)
Bristol-Myers Squibb Co.	1,179,700	25,128
Pfizer Inc.	1,128,700	23,624
Wyeth	493,000	20,588
Baxter International, Inc.	286,700	16,577
Quest Diagnostics, Inc.	307,100	13,902
* WellPoint Inc.	291,400	12,859

		112,678

Industrials (10.5%)
Illinois Tool Works, Inc.	515,200	24,848
Honeywell International Inc.	419,300	23,657
Northrop Grumman Corp.	212,000	16,496
Cooper Industries, Inc. Class A	359,700	14,442
ITT Industries, Inc.	224,000	11,605

		91,048

Information Technology (5.3%)
International Business Machines Corp.	238,700	27,484
Hewlett-Packard Co.	400,600	18,291

		45,775

Materials (1.2%)
E.I. du Pont de Nemours & Co.	222,000	10,381

Telecommunication Services (7.2%)
AT&T Inc.	855,127	32,751
Verizon Communications Inc.	819,160	29,858

		62,609

Utilities (9.2%)
Exelon Corp.	264,300	21,480
Entergy Corp.	196,200	21,402
Dominion Resources, Inc.	391,400	15,985
Duke Energy Corp.	753,600	13,452
CenterPoint Energy Inc.	560,700	8,001

		80,320

Total Common Stocks
(Cost $834,116)		845,537

Temporary Cash Investment (2.9%)

1 Vanguard Market Liquidity Fund, 2.800%
(Cost $24,907)	24,907,042	24,907

Total Investments (100.0%)
(Cost $859,023)		870,444

Other Assets and Liabilities-Net (0.0%)		(194)

Net Assets (100%)		870,250

*Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At March 31, 2008, the cost of investment securities for tax purposes was $859,023,000. Net unrealized appreciation of investment securities for tax purposes was $11,421,000, consisting of unrealized gains of $137,282,000 on securities that had risen in value since their purchase and $125,861,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

         Level 1 — quoted prices in active markets for identical securities.

         Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

        Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

Vanguard Variable Insurance Equity Income Fund Schedule Of Investments March 31, 2008
	Shares	Market Value ($000)

Common Stocks (96.5%)

Consumer Discretionary (3.5%)
McDonald's Corp.	93,146	5,195
Genuine Parts Co.	89,800	3,612
Home Depot, Inc.	87,900	2,459
CBS Corp.	52,500	1,159
Whirlpool Corp.	11,100	963
Black & Decker Corp.	12,700	839
Carnival Corp.	17,200	696
Regal Entertainment Group Class A	34,300	662
Hasbro, Inc.	21,900	611
American Axle & Manufacturing Holdings, Inc.	28,800	590
Asbury Automotive Group, Inc.	38,500	530
VF Corp.	6,800	527
Cooper Tire & Rubber Co.	28,900	433
The Stanley Works	4,000	190
Darden Restaurants Inc.	4,400	143
Newell Rubbermaid, Inc.	3,400	78
Autoliv, Inc.	1,100	55
Family Dollar Stores, Inc.	2,700	53
National CineMedia Inc.	2,300	52

		18,847

Consumer Staples (15.1%)
Philip Morris International Inc.	208,680	10,555
The Procter & Gamble Co.	110,447	7,739
Kimberly-Clark Corp.	117,100	7,559
Colgate-Palmolive Co.	81,800	6,373
General Mills, Inc.	104,760	6,273
Kellogg Co.	103,940	5,463
The Coca-Cola Co.	85,800	5,223
PepsiCo, Inc.	66,000	4,765
Altria Group, Inc.	208,680	4,633
ConAgra Foods, Inc.	182,800	4,378
Kraft Foods Inc.	120,605	3,740
SuperValu Inc.	118,300	3,547
Unilever NV ADR	98,100	3,309
Diageo PLC ADR	33,900	2,757
H.J. Heinz Co.	27,400	1,287
Reynolds American Inc.	18,800	1,110
The Clorox Co.	16,600	940
Carolina Group	11,941	866
Anheuser-Busch Cos., Inc.	14,100	669
Universal Corp. (VA)	5,818	381
Avon Products, Inc.	4,600	182
Nash-Finch Co.	2,900	99
Sysco Corp.	1,500	43

		81,891

Energy (9.9%)
Chevron Corp.	250,800	21,408
ConocoPhillips Co.	111,020	8,461
Total SA ADR	110,000	8,141
ExxonMobil Corp.	74,609	6,310
BP PLC ADR	97,400	5,907
Royal Dutch Shell PLC ADR Class B	29,789	2,007
Patterson-UTI Energy, Inc.	33,000	864
Spectra Energy Corp.	11,700	266
General Maritime Corp.	2,700	64

		53,428

Financials (22.5%)
Bank of America Corp.	466,670	17,691
JPMorgan Chase & Co.	312,700	13,430
U.S. Bancorp	376,492	12,183
PNC Financial Services Group	102,000	6,688
The Allstate Corp.	137,800	6,623
Citigroup, Inc.	308,000	6,597
The Chubb Corp.	129,415	6,403
Lloyds TSB Group PLC - ADR	156,500	5,618
Bank of New York Mellon Corp.	132,695	5,537
Wells Fargo & Co.	184,700	5,375
Morgan Stanley	107,200	4,899
Host Hotels & Resorts Inc. REIT	276,200	4,397
ACE Ltd.	70,400	3,876
The Travelers Cos., Inc.	38,500	1,842
Wachovia Corp.	56,100	1,515
BB&T Corp.	41,100	1,318
Fannie Mae	41,300	1,087
The Hartford Financial Services Group Inc.	13,614	1,032
Fifth Third Bancorp	47,588	996
New York Community Bancorp, Inc.	49,800	907
Cincinnati Financial Corp.	23,300	886
Marshall & Ilsley Corp.	35,500	824
Comerica, Inc.	22,400	786
PartnerRe Ltd.	10,100	771
Bank of Hawaii Corp.	15,400	763
Merrill Lynch &Co., Inc.	17,500	713
Cullen/Frost Bankers, Inc.	13,200	700
Endurance Specialty Holdings Ltd.	19,000	695
M & T Bank Corp.	8,600	692
Regions Financial Corp.	32,800	648
Oriental Financial Group Inc.	32,100	633
FirstMerit Corp.	30,400	628
^ American Capital Strategies, Ltd.	16,514	564
Freddie Mac	21,200	537
Colonial BancGroup, Inc.	53,500	515
XL Capital Ltd. Class A	16,900	499
Apollo Investment Corp.	25,800	408
Aspen Insurance Holdings Ltd.	15,200	401
Federated Investors, Inc.	9,443	370
MCG Capital Corp.	29,500	268
International Bancshares Corp.	10,800	244
American National Insurance Co.	1,800	192
Advanta Corp. Class B	24,232	170
Washington Mutual, Inc.	15,300	158
SunTrust Banks, Inc.	2,400	132
Banner Corp.	5,700	131
Greenhill & Co., Inc.	500	35
TCF Financial Corp.	1,600	29
The First Marblehead Corp.	2,700	20
* MCG Capital Corp. Rights Exp. 4/18/08	4,214	5

		121,431

Health Care (9.7%)
Pfizer Inc.	502,700	10,522
Johnson & Johnson	110,486	7,167
Abbott Laboratories	114,966	6,340
Bristol-Myers Squibb Co.	266,260	5,671
Eli Lilly & Co.	98,720	5,093
Wyeth	121,020	5,054
Baxter International, Inc.	81,920	4,737
GlaxoSmithKline PLC ADR	94,400	4,005
Merck & Co., Inc.	97,374	3,695
Hillenbrand Industries, Inc.	3,100	148
LCA-Vision Inc.	6,800	85

		52,517

Industrials (11.6%)
General Electric Co.	817,752	30,265
3M Co.	63,700	5,042
Schneider Electric SA	38,542	4,979
Waste Management, Inc.	146,300	4,910
Caterpillar, Inc.	33,200	2,599
United Parcel Service, Inc.	32,000	2,337
Honeywell International Inc.	40,000	2,257
R.R. Donnelley & Sons Co.	65,500	1,985
Northrop Grumman Corp.	21,768	1,694
Trane, Inc.	35,000	1,607
Emerson Electric Co.	16,800	864
GATX Corp.	19,437	759
Hubbell Inc. Class B	14,800	647
Raytheon Co.	9,900	640
A.O. Smith Corp.	15,664	515
Applied Industrial Technology, Inc.	11,100	332
Illinois Tool Works, Inc.	6,800	328
Pacer International, Inc.	17,200	283
Masco Corp.	12,000	238
Norfolk Southern Corp.	2,400	130
Alexander & Baldwin, Inc.	2,000	86
Genco Shipping and Trading Ltd.	1,400	79
Steelcase Inc.	4,800	53
Horizon Lines Inc.	2,773	52
Aircastle Ltd.	2,200	25

		62,706

Information Technology (1.2%)
Intel Corp.	198,200	4,198
Automatic Data Processing, Inc.	25,500	1,081
Xilinx, Inc.	24,300	577
Analog Devices, Inc.	18,500	546
United Online, Inc.	12,300	130
infoUSA Inc.	13,200	81
Methode Electronics, Inc. Class A	3,889	45
Gevity HR, Inc.	4,600	40

		6,698

Materials (5.6%)
E.I. du Pont de Nemours & Co.	145,041	6,782
Dow Chemical Co.	148,820	5,484
Air Products & Chemicals, Inc.	55,400	5,097
PPG Industries, Inc.	61,900	3,746
Packaging Corp. of America	130,100	2,905
Alcoa Inc.	48,900	1,763
Freeport-McMoRan Copper & Gold, Inc. Class B	14,000	1,347
Southern Peru Copper Corp. (U.S. Shares)	9,700	1,007
Lubrizol Corp.	14,500	805
RPM International, Inc.	36,100	756
Olin Corp.	22,200	439
Nucor Corp.	6,300	427

		30,558

Telecommunication Services (5.8%)
AT&T Inc.	534,060	20,455
Verizon Communications Inc.	215,708	7,863
* Chunghwa Telecom Co., Ltd.	89,309	2,324
Embarq Corp.	10,800	433
NTELOS Holdings Corp.	8,100	196

		31,271

Utilities (10.4%)
FPL Group, Inc.	176,140	11,051
Southern Co.	218,700	7,788
Consolidated Edison Inc.	168,500	6,689
Dominion Resources, Inc.	123,790	5,056
American Electric Power Co., Inc.	115,400	4,804
Exelon Corp.	57,700	4,689
Entergy Corp.	41,300	4,505
SCANA Corp.	67,800	2,480
Duke Energy Corp.	85,000	1,517
PPL Corp.	26,900	1,235
Edison International	24,500	1,201
DTE Energy Co.	21,600	840
Pepco Holdings, Inc.	31,964	790
Alliant Energy Corp.	20,600	721
Public Service Enterprise Group, Inc.	15,600	627
Black Hills Corp.	17,300	619
Sempra Energy	9,100	485
Ameren Corp.	11,000	484
Portland General Electric Co.	10,800	244
PG&E Corp.	4,200	155
Atmos Energy Corp.	6,000	153
FirstEnergy Corp.	1,800	124

		56,257

Exchange-Traded Fund (1.2%)
Vanguard Value ETF	104,300	6,272

Total Common Stocks
(Cost $513,253)		521,876

Temporary Cash Investments (3.4%)

Money Market Fund (2.4%)
1 Vanguard Market Liquidity Fund, 2.800%	12,999,462	12,999

	Face
	Amount
	($000)

U.S. Agency Obligation (0.5%)
2 Federal National Mortgage Assn.
3 2.701%, 4/21/08	2,500	2,497

Repurchase Agreement (0.5%)
Banc of America Securities, LLC
2.450%, 4/1/08
(Dated 3/31/08, Repurchase 2,800,000, collateralized by
Federal National Mortgage Assn. 5.000%, 10/1/35)	2,800	2,800

Total Temporary Cash Investments
(Cost $18,296)		18,296

Total Investments (99.9%)
(Cost $531,549)		540,172

Other Assets and Liabilities - Net (0.1%)		423

Net Assets (100%)		540,595

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 Securities with a value of $1,998,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2008, the cost of investment securities for tax purposes was $531,549,000. Net unrealized appreciation of investment securities for tax purposes was $8,623,000, consisting of unrealized gains of $47,651,000 on securities that had risen in value since their purchase and $39,028,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.4% and 0.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	165	10,923	(26)
S&P 500 Index	14	4,634	(17)

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

        Level 1 — quoted prices in active markets for identical securities.

        Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

        Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ( $000)
Level 1- Quoted Prices	529,896	(43)
Level 2- Other Significant Observable Inputs	10,276	-
Level 3- Significant Unobservable Inputs	-	-
Total	540,172	(43)

Vanguard VVIF Equity Index Portfolio
Schedule of Investments
March 31, 2008

	Shares	Market Value ($000)

Common Stocks (99.4%)

Consumer Discretionary (8.6% )
McDonald's Corp.	211,943	11,820
The Walt Disney Co.	346,457	10,872
Comcast Corp. Class A	550,446	10,646
Time Warner, Inc.	657,482	9,218
Home Depot, Inc.	310,363	8,681
News Corp., Class A	422,925	7,930
Target Corp.	150,486	7,627
Lowe's Cos., Inc.	268,922	6,169
NIKE, Inc. Class B	70,479	4,793
* Viacom Inc. Class B	116,702	4,624
* Amazon.com, Inc.	56,712	4,044
Johnson Controls, Inc.	109,257	3,693
Carnival Corp.	80,393	3,254
Yum! Brands, Inc.	87,330	3,250
* DIRECTV Group, Inc.	130,965	3,247
Staples, Inc.	129,150	2,856
CBS Corp.	124,122	2,741
Best Buy Co., Inc.	64,833	2,688
Clear Channel Communications, Inc.	91,625	2,677
TJX Cos., Inc.	80,445	2,660
Omnicom Group Inc.	58,920	2,603
* Kohl's Corp.	57,747	2,477
* Starbucks Corp.	134,419	2,352
* Ford Motor Co.	405,859	2,322
International Game Technology	57,543	2,314
The McGraw-Hill Cos., Inc.	59,293	2,191
General Motors Corp.	104,225	1,985
Fortune Brands, Inc.	28,417	1,975
* Coach, Inc.	64,694	1,951
Marriott International, Inc. Class A	55,233	1,898
Macy's Inc.	79,743	1,839
Starwood Hotels & Resorts Worldwide, Inc.	34,572	1,789
Harley-Davidson, Inc.	44,139	1,655
The Gap, Inc.	83,572	1,645
J.C. Penney Co., Inc. (Holding Co.)	40,867	1,541
* GameStop Corp. Class A	29,603	1,531
* Bed Bath & Beyond, Inc.	48,416	1,428
*^ Sears Holdings Corp.	13,438	1,372
Mattel, Inc.	67,073	1,335
VF Corp.	16,058	1,245
H & R Block, Inc.	59,918	1,244
Genuine Parts Co.	30,714	1,235
Gannett Co., Inc.	42,412	1,232
Whirlpool Corp.	13,847	1,202
Newell Rubbermaid, Inc.	50,795	1,162
Abercrombie & Fitch Co.	15,739	1,151
* The Goodyear Tire & Rubber Co.	44,264	1,142
* Apollo Group, Inc. Class A	25,307	1,093
Nordstrom, Inc.	32,838	1,071
Limited Brands, Inc.	57,212	978
Tiffany & Co.	23,187	970
Sherwin-Williams Co.	18,677	953
Eastman Kodak Co.	53,053	937
* AutoZone Inc.	8,004	911
Darden Restaurants Inc.	26,431	860
* Expedia, Inc.	38,454	842
D. R. Horton, Inc.	50,287	792
Black & Decker Corp.	11,426	755
Hasbro, Inc.	26,810	748
* Interpublic Group of Cos., Inc.	86,767	730
Washington Post Co. Class B	1,059	700
* IAC/InterActiveCorp	33,516	696
E.W. Scripps Co. Class A	16,295	684
The Stanley Works	14,374	684
Wyndham Worldwide Corp.	32,276	667
Polo Ralph Lauren Corp.	10,760	627
Pulte Homes, Inc.	39,359	573
* Office Depot, Inc.	49,696	549
Centex Corp.	22,532	546
Snap-On Inc.	10,536	536
Family Dollar Stores, Inc.	25,575	499
^ New York Times Co. Class A	26,211	495
Harman International Industries, Inc.	11,088	483
Lennar Corp. Class A	25,445	479
Leggett & Platt, Inc.	30,994	473
RadioShack Corp.	23,860	388
* AutoNation, Inc.	24,961	374
* Big Lots Inc.	16,434	366
Wendy's International, Inc.	15,873	366
KB Home	14,025	347
Liz Claiborne, Inc.	18,102	328
OfficeMax, Inc.	13,834	265
Meredith Corp.	6,902	264
Brunswick Corp.	16,139	258
Jones Apparel Group, Inc.	15,430	207
Dillard's Inc.	10,794	186
Comcast Corp. Special Class A	3,121	59
* Viacom Inc. Class A	1,056	42
Circuit City Stores, Inc.	6,894	27
CBS Corp. Class A	1,056	23
News Corp., Class B	200	4

		183,141

Consumer Staples (11.0%)
The Procter & Gamble Co.	566,289	39,680
Wal-Mart Stores, Inc.	434,776	22,904
The Coca-Cola Co.	367,808	22,388
PepsiCo, Inc.	294,741	21,280
Philip Morris International Inc.	387,942	19,622
CVS/Caremark Corp.	263,518	10,675
Kraft Foods Inc.	281,866	8,741
Altria Group, Inc.	387,942	8,612
Colgate-Palmolive Co.	93,773	7,306
Walgreen Co.	182,337	6,945
Anheuser-Busch Cos., Inc.	131,477	6,239
Costco Wholesale Corp.	79,948	5,194
Kimberly-Clark Corp.	77,280	4,988
Archer-Daniels-Midland Co.	118,360	4,872
General Mills, Inc.	61,960	3,710
Sysco Corp.	111,128	3,225
The Kroger Co.	124,448	3,161
Avon Products, Inc.	78,359	3,098
H.J. Heinz Co.	57,964	2,723
Kellogg Co.	48,229	2,535
Safeway, Inc.	81,057	2,379
ConAgra Foods, Inc.	89,717	2,149
Wm. Wrigley Jr. Co.	32,863	2,065
Reynolds American Inc.	31,485	1,859
Sara Lee Corp.	131,974	1,845
UST, Inc.	27,464	1,497
The Clorox Co.	25,604	1,450
Campbell Soup Co.	40,503	1,375
Molson Coors Brewing Co. Class B	25,302	1,330
Coca-Cola Enterprises, Inc.	52,925	1,281
SuperValu Inc.	38,927	1,167
The Hershey Co.	30,970	1,167
Brown-Forman Corp. Class B	15,767	1,044
The Estee Lauder Cos. Inc. Class A	21,008	963
McCormick & Co., Inc.	23,634	874
The Pepsi Bottling Group, Inc.	25,281	857
Whole Foods Market, Inc.	25,414	838
Tyson Foods, Inc.	50,415	804
* Constellation Brands, Inc. Class A	35,803	633
Dean Foods Co.	27,855	560
Wm. Wrigley Jr. Co. Class B	6,994	435

		234,470

Energy (13.2%)
ExxonMobil Corp.	984,385	83,259
Chevron Corp.	382,129	32,619
ConocoPhillips Co.	287,313	21,896
Schlumberger Ltd.	220,423	19,177
Occidental Petroleum Corp.	151,403	11,078
Devon Energy Corp.	81,755	8,530
* Transocean, Inc.	58,433	7,900
Apache Corp.	61,244	7,400
Halliburton Co.	161,836	6,365
Marathon Oil Corp.	130,368	5,945
XTO Energy, Inc.	93,851	5,806
EOG Resources, Inc.	45,436	5,452
Anadarko Petroleum Corp.	86,059	5,424
Valero Energy Corp.	98,244	4,825
Hess Corp.	51,376	4,530
* Weatherford International Ltd.	62,422	4,524
Baker Hughes, Inc.	56,845	3,894
Chesapeake Energy Corp.	84,158	3,884
* National Oilwell Varco Inc.	65,706	3,836
Williams Cos., Inc.	107,541	3,547
Murphy Oil Corp.	34,951	2,871
Spectra Energy Corp.	116,357	2,647
Peabody Energy Corp.	49,904	2,545
Noble Corp.	49,470	2,457
Smith International, Inc.	36,933	2,372
CONSOL Energy, Inc.	33,646	2,328
Noble Energy, Inc.	31,630	2,303
El Paso Corp.	128,950	2,146
Range Resources Corp.	27,563	1,749
* Nabors Industries, Inc.	51,751	1,748
* Cameron International Corp.	40,000	1,666
ENSCO International, Inc.	26,539	1,662
BJ Services Co.	53,965	1,539
Sunoco, Inc.	21,703	1,139
Rowan Cos., Inc.	20,558	846
Tesoro Corp.	25,343	760

		280,669

Financials (16.7%)
Bank of America Corp.	817,330	30,985
JPMorgan Chase & Co.	624,956	26,842
Citigroup, Inc.	957,952	20,519
American International Group, Inc.	464,164	20,075
Wells Fargo & Co.	606,646	17,653
The Goldman Sachs Group, Inc.	72,708	12,025
U.S. Bancorp	318,039	10,292
Wachovia Corp.	364,463	9,841
American Express Co.	212,785	9,303
Morgan Stanley	203,128	9,283
Bank of New York Mellon Corp.	209,922	8,760
MetLife, Inc.	130,365	7,856
Merrill Lynch & Co., Inc.	178,694	7,280
Prudential Financial, Inc.	82,102	6,424
AFLAC Inc.	87,258	5,667
State Street Corp.	71,256	5,629
The Travelers Cos., Inc.	114,010	5,455
The Allstate Corp.	103,035	4,952
Fannie Mae	179,902	4,735
CME Group, Inc.	9,802	4,598
The Hartford Financial Services Group Inc.	57,741	4,375
PNC Financial Services Group	62,638	4,107
Simon Property Group, Inc. REIT	41,065	3,815
Lehman Brothers Holdings, Inc.	97,618	3,674
SunTrust Banks, Inc.	64,551	3,559
Capital One Financial Corp.	68,554	3,374
The Chubb Corp.	68,001	3,365
ACE Ltd.	60,695	3,342
Loews Corp.	80,898	3,254
Charles Schwab Corp.	172,694	3,252
BB&T Corp.	100,438	3,220
NYSE Euronext	48,774	3,010
Freddie Mac	118,693	3,005
Franklin Resources Corp.	28,865	2,800
ProLogis REIT	47,505	2,796
The Principal Financial Group, Inc.	47,768	2,662
Lincoln National Corp.	48,550	2,525
Regions Financial Corp.	127,660	2,521
T. Rowe Price Group Inc.	48,613	2,431
Northern Trust Corp.	35,318	2,348
Marsh & McLennan Cos., Inc.	95,870	2,334
Aon Corp.	56,174	2,258
Ameriprise Financial, Inc.	41,688	2,162
Vornado Realty Trust REIT	24,903	2,147
Equity Residential REIT	49,600	2,058
Fifth Third Bancorp	98,066	2,052
Boston Properties, Inc. REIT	22,078	2,033
Public Storage, Inc. REIT	22,940	2,033
Progressive Corp. of Ohio	124,638	2,003
General Growth Properties Inc. REIT	49,040	1,872
Kimco Realty Corp. REIT	46,610	1,826
Genworth Financial Inc.	80,008	1,811
* IntercontinentalExchange Inc.	12,927	1,687
Hudson City Bancorp, Inc.	95,109	1,682
Washington Mutual, Inc.	162,329	1,672
KeyCorp	73,353	1,610
Host Hotels & Resorts Inc. REIT	96,385	1,534
HCP, Inc. REIT	43,118	1,458
Discover Financial Services	88,208	1,444
Leucadia National Corp.	31,211	1,411
Unum Group	63,723	1,403
Legg Mason Inc.	24,904	1,394
Avalonbay Communities, Inc. REIT	14,061	1,357
* SLM Corp.	85,735	1,316
Moody's Corp.	37,754	1,315
Plum Creek Timber Co. Inc. REIT	31,522	1,283
^ American Capital Strategies, Ltd.	35,882	1,226
National City Corp.	116,285	1,157
Cincinnati Financial Corp.	30,229	1,150
M & T Bank Corp.	14,215	1,144
Marshall & Ilsley Corp.	48,215	1,119
Assurant, Inc.	17,680	1,076
Torchmark Corp.	16,794	1,009
Comerica, Inc.	27,538	966
XL Capital Ltd. Class A	32,483	960
Developers Diversified Realty Corp. REIT	22,368	937
Zions Bancorp	19,693	897
Huntington Bancshares Inc.	67,441	725
Safeco Corp.	16,409	720
* CB Richard Ellis Group, Inc.	31,904	690
Janus Capital Group Inc.	27,833	648
Federated Investors, Inc.	15,787	618
Sovereign Bancorp, Inc.	65,593	611
Apartment Investment & Management Co. Class A REIT	16,863	604
Countrywide Financial Corp.	106,913	588
MBIA, Inc.	38,678	473
CIT Group Inc.	34,489	409
*^ E*TRADE Financial Corp.	84,379	326
First Horizon National Corp.	23,059	323
Ambac Financial Group, Inc.	52,240	300
Toronto Dominion Bank	3,839	236
^ MGIC Investment Corp.	21,917	231
Bear Stearns Co., Inc.	21,024	221

		356,128

Health Care (11.7%)
Johnson & Johnson	521,253	33,814
Pfizer Inc.	1,243,969	26,036
Abbott Laboratories	284,413	15,685
Merck & Co., Inc.	398,472	15,122
Wyeth	246,025	10,274
Medtronic, Inc.	206,544	9,991
Eli Lilly & Co.	181,916	9,385
* Gilead Sciences, Inc.	170,870	8,805
* Amgen, Inc.	200,060	8,359
UnitedHealth Group Inc.	230,069	7,905
Bristol-Myers Squibb Co.	363,929	7,752
Baxter International, Inc.	116,742	6,750
* Celgene Corp.	79,210	4,855
* WellPoint Inc.	99,716	4,400
* Thermo Fisher Scientific, Inc.	77,128	4,384
Schering-Plough Corp.	298,114	4,296
* Medco Health Solutions, Inc.	96,284	4,216
Covidien Ltd.	91,710	4,058
Becton, Dickinson & Co.	44,941	3,858
Aetna Inc.	91,404	3,847
* Genzyme Corp.	49,284	3,674
Cardinal Health, Inc.	65,530	3,441
* Biogen Idec Inc.	54,780	3,379
* Zimmer Holdings, Inc.	42,925	3,342
* Boston Scientific Corp.	246,950	3,178
Allergan, Inc.	56,292	3,174
* Express Scripts Inc.	46,572	2,996
Stryker Corp.	43,940	2,858
McKesson Corp.	53,244	2,788
* St. Jude Medical, Inc.	63,300	2,734
* Forest Laboratories, Inc.	57,324	2,294
CIGNA Corp.	51,519	2,090
C.R. Bard, Inc.	18,601	1,793
* Laboratory Corp. of America Holdings	20,291	1,495
* Humana Inc.	31,345	1,406
Quest Diagnostics, Inc.	28,937	1,310
* Hospira, Inc.	29,239	1,251
AmerisourceBergen Corp.	29,875	1,224
* Coventry Health Care Inc.	28,561	1,152
* Varian Medical Systems, Inc.	23,164	1,085
* Waters Corp.	18,294	1,019
Applera Corp.-Applied Biosystems Group	30,592	1,005
* Barr Pharmaceuticals Inc.	19,909	962
* Patterson Cos.	23,760	862
IMS Health, Inc.	33,685	708
* Millipore Corp.	10,159	685
^ Mylan Inc.	56,079	651
* Watson Pharmaceuticals, Inc.	18,870	553
PerkinElmer, Inc.	21,596	524
* Tenet Healthcare Corp.	85,994	487
* King Pharmaceuticals, Inc.	44,503	387

		248,299

Industrials (12.1%)
General Electric Co.	1,837,278	67,998
United Parcel Service, Inc.	190,363	13,900
United Technologies Corp.	180,542	12,425
The Boeing Co.	140,748	10,467
3M Co.	130,237	10,308
Caterpillar, Inc.	114,831	8,990
Honeywell International Inc.	136,940	7,726
Emerson Electric Co.	144,780	7,450
Deere & Co.	80,296	6,459
Lockheed Martin Corp.	63,083	6,264
General Dynamics Corp.	73,992	6,169
Union Pacific Corp.	47,976	6,015
FedEx Corp.	56,919	5,275
Raytheon Co.	77,763	5,024
Burlington Northern Santa Fe Corp.	54,466	5,023
Northrop Grumman Corp.	62,179	4,838
CSX Corp.	74,099	4,155
Tyco International, Ltd.	89,110	3,925
Norfolk Southern Corp.	69,144	3,756
Danaher Corp.	46,870	3,564
Illinois Tool Works, Inc.	73,580	3,549
Waste Management, Inc.	91,060	3,056
PACCAR, Inc.	67,488	3,037
Precision Castparts Corp.	25,544	2,608
Textron, Inc.	45,602	2,527
L-3 Communications Holdings, Inc.	22,466	2,456
Fluor Corp.	16,384	2,313
Ingersoll-Rand Co.	50,243	2,240
Parker Hannifin Corp.	31,074	2,153
Eaton Corp.	27,008	2,152
Expeditors International of Washington, Inc.	39,300	1,776
Cummins Inc.	37,332	1,748
ITT Industries, Inc.	33,415	1,731
C.H. Robinson Worldwide Inc.	31,575	1,718
Rockwell Collins, Inc.	29,912	1,709
Southwest Airlines Co.	135,413	1,679
* Jacobs Engineering Group Inc.	22,332	1,643
Rockwell Automation, Inc.	27,158	1,559
Dover Corp.	35,276	1,474
Trane, Inc.	31,960	1,467
Pitney Bowes, Inc.	38,738	1,357
Masco Corp.	67,095	1,330
Goodrich Corp.	23,019	1,324
Cooper Industries, Inc. Class A	32,339	1,298
R.R. Donnelley & Sons Co.	39,579	1,200
* Terex Corp.	18,683	1,168
The Manitowoc Co., Inc.	23,900	975
Avery Dennison Corp.	19,608	966
W.W. Grainger, Inc.	12,260	936
Equifax, Inc.	24,030	829
Pall Corp.	22,601	793
Robert Half International, Inc.	29,369	756
Cintas Corp.	24,560	701
* Allied Waste Industries, Inc.	61,400	664
Ryder System, Inc.	10,563	643
* Monster Worldwide Inc.	23,171	561
* Raytheon Co. Warrants Exp. 6/16/11	727	22

		257,849

Information Technology (15.6%)
Microsoft Corp.	1,472,649	41,794
International Business Machines Corp.	254,759	29,333
* Cisco Systems, Inc.	1,096,809	26,422
* Apple Inc.	161,714	23,206
Intel Corp.	1,064,934	22,555
Hewlett-Packard Co.	453,631	20,713
* Google Inc.	42,669	18,794
* Oracle Corp.	727,730	14,234
QUALCOMM Inc.	296,715	12,165
* Dell Inc.	412,079	8,209
* Yahoo! Inc.	245,931	7,115
Corning, Inc.	289,536	6,960
Texas Instruments, Inc.	243,761	6,891
* eBay Inc.	205,033	6,118
* EMC Corp.	386,242	5,539
Applied Materials, Inc.	248,817	4,854
Automatic Data Processing, Inc.	96,102	4,074
Motorola, Inc.	414,556	3,855
* Adobe Systems, Inc.	104,871	3,732
Tyco Electronics Ltd.	89,610	3,075
* MEMC Electronic Materials, Inc.	41,918	2,972
Western Union Co.	137,891	2,933
* Electronic Arts Inc.	58,340	2,912
* Symantec Corp.	155,534	2,585
Xerox Corp.	168,857	2,528
* Juniper Networks, Inc.	96,271	2,407
* Sun Microsystems, Inc.	145,659	2,262
Paychex, Inc.	59,505	2,039
* NVIDIA Corp.	102,307	2,025
* Agilent Technologies, Inc.	67,028	1,999
* Broadcom Corp.	85,957	1,656
* Intuit, Inc.	60,806	1,642
CA, Inc.	71,592	1,611
Analog Devices, Inc.	54,037	1,595
Electronic Data Systems Corp.	93,359	1,554
* Cognizant Technology Solutions Corp.	52,970	1,527
* Fiserv, Inc.	30,131	1,449
* Autodesk, Inc.	42,260	1,330
* VeriSign, Inc.	39,144	1,301
* NetApp, Inc.	62,953	1,262
Xilinx, Inc.	52,610	1,249
Linear Technology Corp.	40,638	1,247
KLA-Tencor Corp.	33,293	1,235
* Computer Sciences Corp.	30,196	1,232
Fidelity National Information Services, Inc.	31,548	1,203
* BMC Software, Inc.	35,647	1,159
Microchip Technology, Inc.	34,757	1,138
Altera Corp.	56,485	1,041
* Citrix Systems, Inc.	34,504	1,012
* SanDisk Corp.	42,191	952
* Affiliated Computer Services, Inc. Class A	17,630	883
* Akamai Technologies, Inc.	30,822	868
Total System Services, Inc.	36,628	867
* Micron Technology, Inc.	138,360	826
National Semiconductor Corp.	42,763	783
* Teradata Corp.	33,121	731
* Advanced Micro Devices, Inc.	111,442	656
* LSI Corp.	121,487	601
Molex, Inc.	25,829	598
* JDS Uniphase Corp.	41,435	555
* Lexmark International, Inc.	17,316	532
* Ciena Corp.	16,050	495
* Tellabs, Inc.	79,858	435
* Novell, Inc.	63,499	399
* Novellus Systems, Inc.	18,689	393
* Teradyne, Inc.	31,437	390
* QLogic Corp.	24,796	381
* Compuware Corp.	51,774	380
Jabil Circuit, Inc.	37,941	359
* Convergys Corp.	23,822	359
* Unisys Corp.	63,500	281

		332,467

Materials (3.5%)
Monsanto Co.	100,805	11,240
E.I. du Pont de Nemours & Co.	165,446	7,736
Freeport-McMoRan Copper & Gold, Inc. Class B	70,418	6,776
Dow Chemical Co.	172,955	6,373
Alcoa Inc.	149,676	5,397
Praxair, Inc.	57,769	4,866
Newmont Mining Corp. (Holding Co.)	83,407	3,778
Air Products & Chemicals, Inc.	39,555	3,639
Nucor Corp.	52,960	3,588
United States Steel Corp.	21,697	2,753
Weyerhaeuser Co.	38,626	2,512
International Paper Co.	78,798	2,143
PPG Industries, Inc.	30,158	1,825
Sigma-Aldrich Corp.	23,706	1,414
Ecolab, Inc.	32,336	1,404
Allegheny Technologies Inc.	18,673	1,332
Vulcan Materials Co.	20,037	1,330
Rohm & Haas Co.	23,124	1,250
Eastman Chemical Co.	14,723	919
MeadWestvaco Corp.	31,937	869
Ball Corp.	18,276	840
Sealed Air Corp.	29,396	742
International Flavors & Fragrances, Inc.	14,752	650
* Pactiv Corp.	23,752	623
Ashland, Inc.	10,256	485
Bemis Co., Inc.	18,281	465
Hercules, Inc.	20,863	382
Titanium Metals Corp.	18,200	274

		75,605

Telecommunication Services (3.4%)
AT&T Inc.	1,110,571	42,535
Verizon Communications Inc.	528,295	19,256
Sprint Nextel Corp.	523,893	3,505
* American Tower Corp. Class A	74,546	2,923
Qwest Communications International Inc.	286,347	1,297
Embarq Corp.	28,277	1,134
Windstream Corp.	83,387	996
CenturyTel, Inc.	19,539	649
Citizens Communications Co.	59,636	626

		72,921

Utilities (3.6%)
Exelon Corp.	121,603	9,883
Southern Co.	140,646	5,008
FPL Group, Inc.	74,968	4,703
Dominion Resources, Inc.	105,662	4,315
Duke Energy Corp.	232,253	4,146
FirstEnergy Corp.	56,062	3,847
Entergy Corp.	35,140	3,833
Public Service Enterprise Group, Inc.	93,580	3,761
PPL Corp.	68,685	3,154
American Electric Power Co., Inc.	73,690	3,068
Edison International	60,034	2,943
Constellation Energy Group, Inc.	32,817	2,897
Sempra Energy	48,089	2,562
PG&E Corp.	65,464	2,410
* AES Corp.	123,195	2,054
Progress Energy, Inc.	47,861	1,996
Consolidated Edison Inc.	50,056	1,987
Questar Corp.	31,862	1,802
Ameren Corp.	38,411	1,692
Xcel Energy, Inc.	78,957	1,575
Allegheny Energy, Inc.	30,842	1,558
DTE Energy Co.	30,089	1,170
Pepco Holdings, Inc.	37,026	915
NiSource, Inc.	50,532	871
CenterPoint Energy Inc.	60,226	859
* Dynegy, Inc.	90,369	713
Pinnacle West Capital Corp.	18,526	650
Integrys Energy Group, Inc.	13,922	649
TECO Energy, Inc.	38,849	620
CMS Energy Corp.	40,971	555
Nicor Inc.	8,138	273

		76,469

Total Common Stocks
(Cost $1,955,448)		2,118,018

Temporary Cash Investments (0.9%)

Money Market Fund (0.9%)
1 Vanguard Market Liquidity Fund, 2.800%	18,244,964	18,245

	Face
	Amount
	($000)

U.S. Government & Agency Obligation (0.0%)
2 Federal National Mortgage Assn.
3 2.712%, 4/30/08	1,000	998

Total Temporary Cash Investments
(Cost $19,243)		19,243

Total Investments (100.3%)
(Cost $1,974,691)		2,137,261

Other Assets and Liabilities - Net (-0.3%)		(6,435)

Net Assets (100%)		2,130,826

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $998,000 have been segregated as initial margin for open futures contracts.
REIT	- Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2008, the cost of investment securities for tax purposes was $1,974,691,000. Net unrealized appreciation of investment securities for tax purposes was $162,570,000, consisting of unrealized gains of $434,045,000 on securities that had risen in value since their purchase and $271,475,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	42	13,902	46

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.
Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted Prices	2,136,263	46
Level 2- Other Significant Observable Inputs	998	-
Level 3- Significant Unobservable Inputs	-	-
Total	2,137,261	46

Vanguard VVIF Growth Portfolio
Schedule of Investments
March 31, 2008

	Shares	Market Value ($000)

Common Stocks (94.9%)

Consumer Discretionary (5.5%)
Johnson Controls, Inc.	92,295	3,120
* Dick's Sporting Goods, Inc.	110,800	2,967
NIKE, Inc. Class B	41,670	2,834
* Coach, Inc.	93,590	2,822
* Kohl's Corp.	58,538	2,511
International Game Technology	36,705	1,476
Omnicom Group Inc.	29,380	1,298

		17,028

Consumer Staples (6.5%)
The Procter & Gamble Co.	111,380	7,804
PepsiCo, Inc.	101,840	7,353
The Coca-Cola Co.	53,140	3,235
Wal-Mart de Mexico SA de Cv	40,000	1,657

		20,049

Energy (7.6%)
Schlumberger Ltd.	132,280	11,508
* Cameron International Corp.	142,620	5,939
Apache Corp.	36,150	4,368
Suncor Energy, Inc.	17,445	1,681

		23,496

Financials (5.9%)
CME Group, Inc.	11,286	5,294
JPMorgan Chase&Co.	122,060	5,242
Charles Schwab Corp.	234,670	4,419
The Goldman Sachs Group, Inc.	14,810	2,449
* IntercontinentalExchange Inc.	8,100	1,057

		18,461

Health Care (23.3%)
* Gilead Sciences, Inc.	205,320	10,580
Teva Pharmaceutical Industries Ltd. Sponsored ADR	194,010	8,961
* Celgene Corp.	132,350	8,112
Alcon, Inc.	56,340	8,014
* Genentech, Inc.	94,365	7,661
* Medco Health Solutions, Inc.	138,000	6,043
* Hologic, Inc.	74,140	4,122
Abbott Laboratories	68,960	3,803
Merck&Co., Inc.	73,950	2,806
Becton, Dickinson&Co.	31,790	2,729
Allergan, Inc.	47,930	2,703
* Thermo Fisher Scientific, Inc.	36,250	2,060
Stryker Corp.	27,600	1,795
Aetna Inc.	40,780	1,716
* St. Jude Medical, Inc.	28,880	1,247

		72,352

Industrials (13.5%)
Danaher Corp.	137,701	10,469
Emerson Electric Co.	107,100	5,511
Fluor Corp.	36,070	5,092
Deere&Co.	53,930	4,338
Rockwell Collins, Inc.	48,890	2,794
Honeywell International Inc.	39,580	2,233
ABB Ltd. ADR	81,005	2,181
Fastenal Co.	45,070	2,070
Rockwell Automation, Inc.	29,175	1,675
Roper Industries Inc.	27,750	1,649
Expeditors International of Washington, Inc.	33,370	1,508
Joy Global Inc.	18,670	1,217
United Technologies Corp.	14,980	1,031

		41,768

Information Technology (29.4%)
* Google Inc.	27,410	12,073
* Cisco Systems, Inc.	430,197	10,364
* Apple Inc.	71,929	10,322
* Research In Motion Ltd.	69,360	7,784
* Adobe Systems, Inc.	190,040	6,764
QUALCOMM Inc.	137,655	5,644
* MEMC Electronic Materials, Inc.	58,710	4,163
* EMC Corp.	245,990	3,528
Intel Corp.	159,480	3,378
* Juniper Networks, Inc.	124,750	3,119
Amphenol Corp.	75,907	2,828
* eBay Inc.	80,390	2,399
Nokia Corp. ADR	74,850	2,382
* salesforce.com, inc.	39,230	2,270
Corning, Inc.	93,020	2,236
Paychex, Inc.	61,940	2,122
* NVIDIA Corp.	106,950	2,117
* Fiserv, Inc.	38,045	1,830
* VeriSign, Inc.	50,490	1,678
Hewlett-Packard Co.	33,670	1,537
* Iron Mountain, Inc.	45,460	1,202
* VMware Inc.	18,100	775
* Visa Inc.	9,000	561

		91,076

Materials (3.0%)
Praxair, Inc.	50,460	4,250
Monsanto Co.	28,360	3,162
Air Products&Chemicals, Inc.	22,300	2,052

		9,464

Exchange-Traded Fund (0.2%)
Vanguard Growth ETF	8,500	493

Total Common Stocks
		294,187

Temporary Cash Investments (6.2%)

Money Market Fund (5.7%)
1 Vanguard Market Liquidity Fund, 2.800%	17,590,957	17,591

	Face
	Amount
	($000)

U.S. Agency Obligations (0.5%)
2 Federal National Mortgage Assn.
3 2.701%, 4/21/08	1,500	1,498

Total Temporary Cash Investments
(Cost $19,089)		19,089

Total Investments (101.1%)
(Cost $299,605)		313,276

Other Assets and Liabilities - Net (-1.1%)		(3,312)

Net Assets (100%)		309,964

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $1,498,000 have been segregated as initial margin for open futures contracts.
ADR	- American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2008, the cost of investment securities for tax purposes was $299,605,000. Net unrealized appreciation of investment securities for tax purposes was $13,671,000, consisting of unrealized gains of $30,527,000 on securities that had risen in value since their purchase and $16,856,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.1% and 3.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	26	8,606	4
S&P Midcap 400 Index	3	1,172	23

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.
Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted Prices	310,121	27
Level 2- Other Significant Observable Inputs	3,155	-
Level 3- Significant Unobservable Inputs	-	-
Total	313,276	27

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio Schedule of Investments March 31, 2008
	Shares	Market Value ($000)

Common Stocks (99.8%)

Consumer Discretionary (13.5%)
* GameStop Corp. Class A	50,682	2,621
Mattel, Inc.	128,337	2,554
VF Corp.	30,846	2,391
H & R Block, Inc.	114,385	2,375
Genuine Parts Co.	58,758	2,363
Whirlpool Corp.	27,007	2,344
Newell Rubbermaid, Inc.	97,747	2,235
Tim Hortons, Inc.	65,548	2,232
Wynn Resorts Ltd.	21,977	2,212
Abercrombie & Fitch Co.	30,076	2,200
* Apollo Group, Inc. Class A	49,442	2,136
Nordstrom, Inc.	65,037	2,120
* Discovery Holding Co. Class A	94,223	1,999
Tiffany & Co.	47,443	1,985
Sherwin-Williams Co.	37,359	1,907
* AutoZone Inc.	15,884	1,808
Eastman Kodak Co.	100,829	1,782
BorgWarner, Inc.	40,473	1,742
* Cablevision Systems NY Group Class A	80,863	1,733
* The Goodyear Tire & Rubber Co.	66,441	1,714
Royal Caribbean Cruises, Ltd.	48,188	1,585
D. R. Horton, Inc.	99,200	1,562
Darden Restaurants Inc.	47,137	1,534
* Expedia, Inc.	68,034	1,489
*^ CarMax, Inc.	76,312	1,482
Black & Decker Corp.	21,858	1,445
Ross Stores, Inc.	47,930	1,436
* IAC/InterActiveCorp	67,630	1,404
*^ Sirius Satellite Radio, Inc.	488,334	1,397
* Interpublic Group of Cos., Inc.	164,692	1,385
*^ Mohawk Industries, Inc.	19,148	1,371
Virgin Media Inc.	97,269	1,369
Hasbro, Inc.	48,829	1,362
Autoliv, Inc.	26,654	1,338
Washington Post Co. Class B	2,006	1,327
E.W. Scripps Co. Class A	30,939	1,300
Wyndham Worldwide Corp.	62,124	1,285
* XM Satellite Radio Holdings, Inc.	109,806	1,276
* Urban Outfitters, Inc.	40,581	1,272
The Stanley Works	25,895	1,233
Advance Auto Parts, Inc.	35,346	1,204
Polo Ralph Lauren Corp.	20,400	1,189
American Eagle Outfitters, Inc.	67,575	1,183
* Penn National Gaming, Inc.	25,862	1,131
Pulte Homes, Inc.	76,024	1,106
* Toll Brothers, Inc.	46,538	1,093
* O'Reilly Automotive, Inc.	38,252	1,091
* Office Depot, Inc.	95,522	1,056
Centex Corp.	42,621	1,032
WABCO Holdings Inc.	21,338	973
*^ Lamar Advertising Co. Class A	26,266	944
* Dollar Tree,Inc.	33,392	921
PetSmart, Inc.	45,045	921
Family Dollar Stores, Inc.	46,683	910
Leggett & Platt, Inc.	59,468	907
^ New York Times Co. Class A	47,324	893
Harman International Industries, Inc.	20,146	877
* NVR, Inc.	1,436	858
^ Williams-Sonoma, Inc.	32,321	783
Lennar Corp. Class A	40,172	756
* AutoNation, Inc.	48,016	719
Wendy's International, Inc.	30,627	706
RadioShack Corp.	43,346	704
Brinker International, Inc.	36,670	680
Guess ?, Inc.	16,488	667
KB Home	26,618	658
* ITT Educational Services, Inc.	14,000	643
Foot Locker, Inc.	53,807	633
Liz Claiborne, Inc.	34,615	628
Weight Watchers International, Inc.	11,063	513
*^ Crocs, Inc.	27,289	477
* Career Education Corp.	31,611	402
Boyd Gaming Corp.	19,962	399
* CTC Media, Inc.	13,288	369
Idearc Inc.	50,766	185
* R.H. Donnelley Corp.	24,677	125
Lennar Corp. Class B	4,820	83

		98,724

Consumer Staples (4.6%)
Bunge Ltd.	42,309	3,676
UST, Inc.	54,804	2,988
The Clorox Co.	48,525	2,748
Molson Coors Brewing Co. Class B	45,629	2,399
Coca-Cola Enterprises, Inc.	93,234	2,256
SuperValu Inc.	74,006	2,219
The Estee Lauder Cos. Inc. Class A	37,845	1,735
* Energizer Holdings, Inc.	19,061	1,725
Whole Foods Market, Inc.	48,738	1,607
The Pepsi Bottling Group, Inc.	46,850	1,589
Tyson Foods, Inc.	94,838	1,513
McCormick & Co., Inc.	40,116	1,483
Brown-Forman Corp. Class B	18,724	1,240
* Constellation Brands, Inc. Class A	67,132	1,186
Hormel Foods Corp.	26,363	1,098
Dean Foods Co.	52,902	1,063
* Smithfield Foods, Inc.	39,921	1,028
* Hansen Natural Corp.	24,221	855
PepsiAmericas, Inc.	22,740	581
* Bare Escentuals, Inc.	19,121	448

		33,437

Energy (11.0%)
Murphy Oil Corp.	62,852	5,163
Noble Corp.	94,078	4,673
Smith International, Inc.	70,088	4,502
CONSOL Energy, Inc.	63,478	4,392
Noble Energy, Inc.	59,955	4,365
* Ultra Petroleum Corp.	53,338	4,134
El Paso Corp.	245,166	4,080
* Southwestern Energy Co.	119,278	4,018
* Nabors Industries, Inc.	99,101	3,347
Range Resources Corp.	52,167	3,310
* Cameron International Corp.	76,602	3,190
ENSCO International, Inc.	50,622	3,170
BJ Services Co.	102,317	2,917
* FMC Technologies Inc.	45,595	2,594
* Denbury Resources, Inc.	85,329	2,436
* Newfield Exploration Co.	45,806	2,421
* Grant Prideco, Inc.	44,354	2,183
Arch Coal, Inc.	50,063	2,178
Sunoco, Inc.	41,157	2,160
* Plains Exploration & Production Co.	39,535	2,101
Pioneer Natural Resources Co.	41,818	2,054
* Pride International, Inc.	58,453	2,043
Rowan Cos., Inc.	38,941	1,604
Cimarex Energy Co.	28,894	1,582
Tesoro Corp.	47,876	1,436
Patterson-UTI Energy, Inc.	54,137	1,417
* Exterran Holdings, Inc.	21,814	1,408
Frontier Oil Corp.	36,973	1,008
* CNX Gas Corp.	10,539	340

		80,226

Financials (17.5%)
T. Rowe Price Group Inc.	87,840	4,392
Boston Properties, Inc. REIT	41,690	3,838
Kimco Realty Corp. REIT	79,516	3,115
Hudson City Bancorp, Inc.	172,771	3,055
Host Hotels & Resorts Inc. REIT	182,507	2,906
Nymex Holdings Inc.	30,875	2,798
Unum Group	126,103	2,776
HCP, Inc. REIT	82,064	2,775
Avalonbay Communities, Inc. REIT	27,556	2,660
Leucadia National Corp.	58,406	2,641
* IntercontinentalExchange Inc.	19,535	2,549
Plum Creek Timber Co. Inc. REIT	60,287	2,454
Annaly Mortgage Management Inc. REIT	158,202	2,424
^ American Capital Strategies, Ltd.	65,625	2,242
Assurant, Inc.	35,067	2,134
Ventas, Inc. REIT	46,753	2,100
People's United Financial Inc.	120,400	2,084
Cincinnati Financial Corp.	52,267	1,988
Everest Re Group, Ltd.	22,013	1,971
Torchmark Corp.	32,333	1,944
AMB Property Corp. REIT	34,677	1,887
* Nasdaq Stock Market Inc.	48,533	1,876
New York Community Bancorp, Inc.	101,813	1,855
Comerica, Inc.	52,799	1,852
Developers Diversified Realty Corp. REIT	42,993	1,801
The Macerich Co. REIT	25,342	1,781
Zions Bancorp	37,408	1,704
SL Green Realty Corp. REIT	20,694	1,686
Willis Group Holdings Ltd.	50,071	1,683
Axis Capital Holdings Ltd.	47,668	1,620
Regency Centers Corp. REIT	24,330	1,576
* CB Richard Ellis Group, Inc.	72,412	1,567
* TD Ameritrade Holding Corp.	93,815	1,549
Federal Realty Investment Trust REIT	19,784	1,542
W.R. Berkley Corp.	54,440	1,507
PartnerRe Ltd.	19,478	1,486
* Markel Corp.	3,306	1,455
Safeco Corp.	33,135	1,454
White Mountains Insurance Group Inc.	3,025	1,452
Janus Capital Group Inc.	59,604	1,387
^ The St. Joe Co.	32,075	1,377
Fidelity National Financial, Inc. Class A	71,675	1,314
Huntington Bancshares Inc.	121,288	1,304
SEI Investments Co.	51,073	1,261
Sovereign Bancorp, Inc.	134,639	1,255
Federated Investors, Inc.	32,006	1,253
* Arch Capital Group Ltd.	18,137	1,245
Eaton Vance Corp.	40,734	1,243
RenaissanceRe Holdings Ltd.	23,594	1,225
Apartment Investment & Management Co. Class A REIT	33,468	1,198
Duke Realty Corp. REIT	50,987	1,163
UDR, Inc. REIT	46,818	1,148
Associated Banc-Corp.	42,267	1,126
Hospitality Properties Trust REIT	32,833	1,117
Countrywide Financial Corp.	202,505	1,114
Popular, Inc.	93,222	1,087
Synovus Financial Corp.	91,959	1,017
Liberty Property Trust REIT	32,081	998
^ Allied Capital Corp.	54,136	998
Old Republic International Corp.	76,519	988
Camden Property Trust REIT	19,550	981
UnionBanCal Corp.	19,499	957
Protective Life Corp.	23,275	944
First American Corp.	27,262	925
Weingarten Realty Investors REIT	26,839	924
HCC Insurance Holdings, Inc.	40,248	913
Commerce Bancshares, Inc.	21,481	903
Astoria Financial Corp.	30,141	819
MBIA, Inc.	66,311	810
Forest City Enterprise Class A	21,800	802
CIT Group Inc.	66,177	784
Nationwide Financial Services, Inc.	16,584	784
Raymond James Financial, Inc.	33,488	770
Brown & Brown, Inc.	41,650	724
TCF Financial Corp.	39,861	714
City National Corp.	14,248	705
iStar Financial Inc. REIT	46,658	655
^ First Horizon National Corp.	44,046	617
Transatlantic Holdings, Inc.	9,288	616
American Financial Group, Inc.	24,078	615
Unitrin, Inc.	15,825	559
Colonial BancGroup, Inc.	51,069	492
TFS Financial Corp.	40,791	491
CapitalSource Inc. REIT	48,100	465
BOK Financial Corp.	8,167	427
Toronto Dominion Bank	6,924	425
Student Loan Corp.	1,388	137

		127,955

Health Care (9.4%)
* Intuitive Surgical, Inc.	13,372	4,337
C.R. Bard, Inc.	35,702	3,442
* Laboratory Corp. of America Holdings	40,276	2,968
* Humana Inc.	59,340	2,662
Quest Diagnostics, Inc.	57,564	2,606
* Hologic, Inc.	43,930	2,443
AmerisourceBergen Corp.	58,798	2,410
* Hospira, Inc.	55,219	2,362
* Coventry Health Care Inc.	54,152	2,185
* Varian Medical Systems, Inc.	43,818	2,052
* Waters Corp.	35,176	1,959
DENTSPLY International Inc.	50,400	1,945
Applera Corp.-Applied Biosystems Group	58,819	1,933
* Covance, Inc.	22,310	1,851
* Henry Schein, Inc.	31,342	1,799
* DaVita, Inc.	37,317	1,782
* Millennium Pharmaceuticals, Inc.	112,806	1,744
* Barr Pharmaceuticals Inc.	35,847	1,732
Pharmaceutical Product Development, Inc.	37,431	1,568
* Cephalon, Inc.	23,490	1,513
IMS Health, Inc.	67,772	1,424
* Patterson Cos.	39,188	1,423
Beckman Coulter, Inc.	21,917	1,415
* Charles River Laboratories, Inc.	23,826	1,404
* Invitrogen Corp.	16,314	1,394
* Amylin Pharmaceuticals, Inc.	47,179	1,378
* Millipore Corp.	19,083	1,286
^ Mylan Inc.	105,862	1,228
* Health Net Inc.	38,588	1,189
* Community Health Systems, Inc.	33,459	1,123
* Endo Pharmaceuticals Holdings, Inc.	46,880	1,122
* Vertex Pharmaceuticals, Inc.	46,077	1,101
Hillenbrand Industries, Inc.	20,550	982
* ImClone Systems, Inc.	21,197	899
* Cerner Corp.	23,809	888
* Kinetic Concepts, Inc.	18,951	876
* Lincare Holdings, Inc.	28,039	788
Omnicare, Inc.	42,441	771
* Sepracor Inc.	39,067	763
* King Pharmaceuticals, Inc.	85,175	741
* Warner Chilcott Ltd.	35,058	631
* WellCare Health Plans Inc.	12,459	485
Brookdale Senior Living Inc.	12,492	299

		68,903

Industrials (15.7%)
L-3 Communications Holdings, Inc.	44,008	4,812
Fluor Corp.	30,977	4,373
* McDermott International, Inc.	78,786	4,319
Parker Hannifin Corp.	58,858	4,077
Expeditors International of Washington, Inc.	74,528	3,367
Rockwell Collins, Inc.	57,014	3,258
Cummins Inc.	67,994	3,183
* First Solar, Inc.	13,620	3,148
ITT Industries, Inc.	60,319	3,125
* Jacobs Engineering Group Inc.	42,236	3,108
C.H. Robinson Worldwide Inc.	56,417	3,069
Trane, Inc.	63,620	2,920
Dover Corp.	69,533	2,905
Rockwell Automation, Inc.	49,542	2,845
* Foster Wheeler Ltd.	50,228	2,844
Pitney Bowes, Inc.	75,855	2,656
Cooper Industries, Inc. Class A	62,919	2,526
Joy Global Inc.	37,743	2,459
Goodrich Corp.	41,549	2,389
R.R. Donnelley & Sons Co.	75,051	2,275
* Terex Corp.	35,979	2,249
Flowserve Corp.	19,990	2,087
Fastenal Co.	44,249	2,032
SPX Corp.	18,386	1,929
* AGCO Corp.	32,078	1,921
Republic Services, Inc. Class A	65,322	1,910
The Manitowoc Co., Inc.	45,361	1,851
Roper Industries Inc.	31,063	1,846
W.W. Grainger, Inc.	23,607	1,803
The Dun & Bradstreet Corp.	20,321	1,654
Avery Dennison Corp.	33,542	1,652
Ametek, Inc.	37,593	1,651
KBR Inc.	59,241	1,643
Harsco Corp.	29,422	1,629
Manpower Inc.	28,355	1,595
Equifax, Inc.	46,063	1,588
* Stericycle, Inc.	30,440	1,568
Pall Corp.	42,835	1,502
Cintas Corp.	50,035	1,428
* Quanta Services, Inc.	59,487	1,378
Robert Half International, Inc.	53,450	1,376
* Shaw Group, Inc.	28,409	1,339
* Allied Waste Industries, Inc.	116,506	1,259
* ChoicePoint Inc.	25,093	1,194
Pentair, Inc.	33,048	1,054
* Monster Worldwide Inc.	40,965	992
J.B. Hunt Transport Services, Inc.	31,087	977
*^ SunPower Corp. Class A	13,079	975
*^ USG Corp.	25,900	954
Oshkosh Truck Corp.	26,006	944
UAL Corp.	40,620	875
* Delta Air Lines Inc.	93,857	807
* Spirit Aerosystems Holdings Inc.	35,876	796
* AMR Corp.	86,971	784
* Hertz Global Holdings Inc.	50,800	613
The Corporate Executive Board Co.	12,503	506
* Owens Corning Inc.	27,491	498

		114,517

Information Technology (13.4%)
* MEMC Electronic Materials, Inc.	80,099	5,679
* Cognizant Technology Solutions Corp.	101,492	2,926
* Activision, Inc.	101,843	2,781
* Flextronics International Ltd.	290,704	2,730
* BEA Systems, Inc.	139,190	2,665
* Fiserv, Inc.	54,780	2,634
Fidelity National Information Services, Inc.	67,878	2,589
* VeriSign, Inc.	77,251	2,568
* Autodesk, Inc.	80,995	2,550
* Computer Sciences Corp.	60,913	2,485
Microchip Technology, Inc.	74,839	2,449
Xilinx, Inc.	102,886	2,443
Linear Technology Corp.	78,080	2,396
KLA-Tencor Corp.	63,678	2,362
* NAVTEQ Corp.	34,510	2,347
Harris Corp.	47,868	2,323
Amphenol Corp.	62,329	2,322
* BMC Software, Inc.	68,410	2,225
Altera Corp.	117,331	2,162
* Western Digital Corp.	77,027	2,083
* Citrix Systems, Inc.	66,460	1,949
* salesforce.com, inc.	33,103	1,916
* McAfee Inc.	55,883	1,849
* SanDisk Corp.	79,973	1,805
* Iron Mountain, Inc.	66,557	1,760
* Avnet, Inc.	52,378	1,714
National Semiconductor Corp.	92,398	1,693
* LAM Research Corp.	43,580	1,666
* Affiliated Computer Services, Inc. Class A	32,872	1,647
* Micron Technology, Inc.	265,715	1,586
* Akamai Technologies, Inc.	55,093	1,551
* Arrow Electronics, Inc.	42,910	1,444
* NCR Corp.	63,160	1,442
* Teradata Corp.	63,189	1,394
Total System Services, Inc.	58,821	1,392
* Hewitt Associates, Inc.	33,686	1,340
* Cypress Semiconductor Corp.	55,725	1,316
* Alliance Data Systems Corp.	27,593	1,311
* Advanced Micro Devices, Inc.	210,637	1,241
* LSI Corp.	246,771	1,222
* Trimble Navigation Ltd.	42,433	1,213
* Red Hat, Inc.	64,522	1,187
Intersil Corp.	45,746	1,174
* DST Systems, Inc.	17,199	1,131
* Lexmark International, Inc.	33,178	1,019
* Cadence Design Systems, Inc.	93,978	1,004
* JDS Uniphase Corp.	74,488	997
* Ingram Micro, Inc. Class A	54,088	856
* Novellus Systems, Inc.	40,657	856
* Tellabs, Inc.	146,011	796
Molex, Inc.	33,838	784
* Teradyne, Inc.	60,582	752
* Dolby Laboratories Inc.	17,240	625
Jabil Circuit, Inc.	65,190	617
Molex, Inc. Class A	16,068	351
AVX Corp.	17,984	230

		97,549

Materials (6.0%)
United States Steel Corp.	41,380	5,250
* Owens-Illinois, Inc.	54,888	3,097
Sigma-Aldrich Corp.	45,572	2,718
Vulcan Materials Co.	37,803	2,510
Allegheny Technologies Inc.	32,289	2,304
AK Steel Holding Corp.	39,005	2,123
Steel Dynamics, Inc.	57,512	1,900
Celanese Corp. Series A	47,577	1,858
CF Industries Holdings, Inc.	17,603	1,824
Eastman Chemical Co.	28,384	1,773
MeadWestvaco Corp.	64,629	1,759
^ Martin Marietta Materials, Inc.	14,624	1,553
Ball Corp.	31,708	1,457
Sealed Air Corp.	56,509	1,427
* Crown Holdings, Inc.	55,865	1,406
Lubrizol Corp.	23,967	1,330
Huntsman Corp.	54,240	1,277
* Domtar Corp.	180,111	1,230
* Pactiv Corp.	45,581	1,195
International Flavors & Fragrances, Inc.	25,550	1,125
Albemarle Corp.	28,517	1,041
Sonoco Products Co.	33,057	946
Ashland, Inc.	19,912	942
Bemis Co., Inc.	35,206	895
* Smurfit-Stone Container Corp.	88,969	685
Titanium Metals Corp.	28,470	428

		44,053

Telecommunication Services (2.3%)
* Crown Castle International Corp.	94,729	3,267
Embarq Corp.	53,381	2,141
Windstream Corp.	166,682	1,992
* NII Holdings Inc.	60,523	1,923
CenturyTel, Inc.	36,643	1,218
Citizens Communications Co.	114,518	1,201
*^ Level 3 Communications, Inc.	537,719	1,140
* Metropcs Communications Inc.	60,830	1,034
Telephone & Data Systems, Inc.	22,928	900
* Leap Wireless International, Inc.	19,172	893
Telephone & Data Systems, Inc. - Special Common Shares	14,085	525
* U.S. Cellular Corp.	5,685	313

		16,547

Utilities (6.4%)
Questar Corp.	60,373	3,415
* Mirant Corp.	89,480	3,256
* NRG Energy, Inc.	79,223	3,089
Allegheny Energy, Inc.	58,101	2,934
Xcel Energy, Inc.	146,967	2,932
* Reliant Energy, Inc.	120,376	2,847
Equitable Resources, Inc.	40,462	2,383
DTE Energy Co.	57,273	2,227
Wisconsin Energy Corp.	40,858	1,797
Pepco Holdings, Inc.	67,640	1,672
NiSource, Inc.	95,946	1,654
ONEOK, Inc.	34,443	1,537
CenterPoint Energy Inc.	106,869	1,525
Energen Corp.	23,839	1,485
SCANA Corp.	38,738	1,417
MDU Resources Group, Inc.	57,512	1,412
* Dynegy, Inc.	174,774	1,379
Alliant Energy Corp.	38,574	1,350
Energy East Corp.	55,322	1,334
Northeast Utilities	54,139	1,329
Integrys Energy Group, Inc.	26,735	1,247
Pinnacle West Capital Corp.	35,042	1,229
TECO Energy, Inc.	73,613	1,174
NSTAR	37,248	1,133
DPL Inc.	39,729	1,019

		46,776

Total Common Stocks
(Cost $739,363)		728,687

Temporary Cash Investments (1.9%)

Money Market Fund (1.8%)
1 Vanguard Market Liquidity Fund, 2.800%	13,358,337	13,358

	Face
	Amount
	($000)

U.S. Agency Obligation (0.1%)
2 Federal National Mortgage Assn.
3 2.701%, 4/21/08	500	499

Total Temporary Cash Investments
(Cost $13,858)		13,857

Total Investments (101.7%)
(Cost $753,221)		742,544

Other Assets and Liabilities-Net (-1.7%)		(12,176)

Net Assets (100%)		730,368

*Non-income-producing security.
^Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 Securities with a value of $499,000 have been segregated as initial margin for open futures contracts.
REIT-Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2008, the cost of investment securities for tax purposes was $753,221,000. Net unrealized depreciation of investment securities for tax purposes was $10,677,000, consisting of unrealized gains of $99,395,000 on securities that had risen in value since their purchase and $110,072,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio’s effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P MidCap 400 Index	18	1,407	29
S&P MidCap 400 Index	1	390	8

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

         Level 1 — quoted prices in active markets for identical securities.

         Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

        Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted Prices	742,045	37
Level 2- Other Significant Observable Inputs	499	-
Level 3- Significant Unobservable Inputs	-	-
Total	742,544	37

Vanguard Variable Insurance Fund - REIT Index Portfolio
Schedule of Investments
March 31, 2008

	Shares	Market Value ($000)

Real Estate Investment Trusts (98.1%)

Diversified REITs (7.4%)
Vornado Realty Trust REIT	208,125	17,942
Liberty Property Trust REIT	139,263	4,332
Washington REIT	70,788	2,366
Colonial Properties Trust REIT	67,951	1,634
^ Cousins Properties, Inc. REIT	59,016	1,458
PS Business Parks, Inc. REIT	24,340	1,263
Investors Real Estate Trust REIT	84,082	822
CapLease, Inc. REIT	67,072	521

		30,338

Industrial REITs (9.3%)
ProLogis REIT	391,195	23,026
AMB Property Corp. REIT	150,444	8,187
DCT Industrial Trust Inc. REIT	255,598	2,546
First Industrial Realty Trust REIT	67,859	2,096
EastGroup Properties, Inc. REIT	36,265	1,685
First Potomac REIT	36,721	564

		38,104

Mortgage REIT's (0.1%)
Gramercy Capital Corp. REIT	27,927	585

Office REITs (15.5%)
Boston Properties, Inc. REIT	181,179	16,681
SL Green Realty Corp. REIT	89,962	7,329
Duke Realty Corp. REIT	221,148	5,044
Alexandria Real Estate Equities, Inc. REIT	48,385	4,486
Mack-Cali Realty Corp. REIT	103,269	3,688
Digital Realty Trust, Inc. REIT	93,579	3,322
Douglas Emmett, Inc. REIT	133,624	2,948
Highwood Properties, Inc. REIT	82,435	2,561
Kilroy Realty Corp. REIT	49,709	2,441
BioMed Realty Trust, Inc. REIT	99,289	2,372
Corporate Office Properties Trust, Inc. REIT	68,571	2,305
HRPT Properties Trust REIT	342,022	2,302
Brandywine Realty Trust REIT	125,780	2,133
American Financial Realty Trust REIT	195,541	1,553
Lexington Realty Trust REIT	92,011	1,326
Franklin Street Properties Corp. REIT	91,170	1,306
Parkway Properties Inc. REIT	23,436	866
Maguire Properties, Inc. REIT	57,244	819

		63,482

Residential REITs (15.2%)
Equity Residential REIT	411,752	17,084
Avalonbay Communities, Inc. REIT	119,640	11,548
Apartment Investment & Management Co. Class A REIT	145,204	5,200
UDR, Inc. REIT	203,800	4,997
Essex Property Trust, Inc. REIT	38,327	4,369
Camden Property Trust REIT	84,480	4,241
BRE Properties Inc. Class A REIT	77,309	3,522
Post Properties, Inc. REIT	66,340	2,562
Home Properties, Inc. REIT	50,598	2,428
Mid-America Apartment Communities, Inc. REIT	37,034	1,846
Equity Lifestyle Properties, Inc. REIT	35,083	1,732
American Campus Communities, Inc. REIT	41,539	1,137
Education Realty Trust, Inc. REIT	43,441	546
Sun Communities, Inc. REIT	26,494	543
GMH Communities Trust REIT	60,395	524

		62,279

Retail REITs (28.3%)
Simon Property Group, Inc. REIT	338,724	31,471
Kimco Realty Corp. REIT	345,501	13,533
General Growth Properties Inc. REIT	333,309	12,722
Developers Diversified Realty Corp. REIT	186,590	7,814
The Macerich Co. REIT	110,154	7,741
Regency Centers Corp. REIT	105,709	6,846
Federal Realty Investment Trust REIT	86,008	6,704
Taubman Co. REIT	80,037	4,170
Weingarten Realty Investors REIT	116,335	4,007
^ Realty Income Corp. REIT	153,483	3,932
National Retail Properties REIT	109,546	2,416
CBL & Associates Properties, Inc. REIT	94,693	2,228
Tanger Factory Outlet Centers, Inc. REIT	47,543	1,829
Pennsylvania REIT	59,287	1,446
Inland Real Estate Corp. REIT	94,704	1,440
Equity One, Inc. REIT	56,296	1,349
Acadia Realty Trust REIT	46,410	1,121
* Alexander's, Inc. REIT	3,057	1,084
Saul Centers, Inc. REIT	16,263	817
Cedar Shopping Centers, Inc. REIT	66,993	782
Glimcher Realty Trust REIT	57,369	686
Kite Realty Group Trust REIT	43,724	612
Ramco-Gershenson Properties Trust REIT	28,104	593
Urstadt Biddle Properties Class A REIT	28,757	452
Getty Realty Holding Corp. REIT	26,434	421

		116,216

Specialized REITs (22.3%)
Public Storage, Inc. REIT	194,349	17,223
Host Hotels & Resorts Inc. REIT	793,697	12,636
HCP, Inc. REIT	356,273	12,046
Ventas, Inc. REIT	202,755	9,106
Health Care Inc. REIT	123,825	5,588
Hospitality Properties Trust REIT	142,617	4,852
Nationwide Health Properties, Inc. REIT	141,127	4,763
Senior Housing Properties Trust REIT	143,420	3,399
Entertainment Properties Trust REIT	46,153	2,277
Healthcare Realty Trust Inc. REIT	77,076	2,016
Omega Healthcare Investors, Inc. REIT	103,429	1,796
LaSalle Hotel Properties REIT	60,910	1,750
DiamondRock Hospitality Co. REIT	136,863	1,734
Extra Space Storage Inc. REIT	94,329	1,527
Strategic Hotels and Resorts, Inc. REIT	113,101	1,485
Sunstone Hotel Investors, Inc. REIT	89,918	1,440
Sovran Self Storage, Inc. REIT	32,971	1,408
National Health Investors REIT	35,922	1,123
Medical Properties Trust Inc. REIT	98,690	1,117
FelCor Lodging Trust, Inc. REIT	89,946	1,082
Ashford Hospitality Trust REIT	177,843	1,010
U-Store-It Trust REIT	74,172	840
LTC Properties, Inc. REIT	28,006	720
Universal Health Realty Income REIT	17,132	571

		91,509

Total Real Estate Investment Trusts
(Cost $433,085)		402,513

Temporary Cash Investment (2.7%)

1 Vanguard Market Liquidity Fund, 2.800%
(Cost $10,876)	10,875,936	10,876

Total Investments (100.8%)
(Cost $443,961)		413,389

Other Assets and Liabilities-Net (-0.8%)		(3,372)

Net Assets (100%)		410,017

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At March 31, 2008, the cost of investment securities for tax purposes was $443,961,000. Net unrealized depreciation of investment securities for tax purposes was $30,572,000, consisting of unrealized gains of $18,156,000 on securities that had risen in value since their purchase and $48,728,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157"), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.
Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Variable Insurance Fund - Small Company Growth Portfolio
Schedule of Investments
March 31, 2008

	Shares	Market Value ($000)

Common Stocks (93.4%)

Consumer Discretionary (11.2%)
* O'Reilly Automotive, Inc.	245,700	7,007
Ross Stores, Inc.	164,400	4,925
Monro Muffler Brake, Inc.	251,025	4,242
* Rent-A-Center, Inc.	185,700	3,408
Aaron Rents, Inc.	153,450	3,305
*^ INVESTools Inc.	252,000	2,769
Guess ?, Inc.	57,100	2,311
Matthews International Corp.	47,800	2,306
* WMS Industries, Inc.	62,800	2,259
* Urban Outfitters, Inc.	71,400	2,238
*^ MarineMax, Inc.	140,100	1,746
* GameStop Corp. Class A	27,900	1,443
Limited Brands, Inc.	73,000	1,248
* FGX International Holdings Ltd.	100,000	1,196
* The Dress Barn, Inc.	91,400	1,183
* Hot Topic, Inc.	260,000	1,121
* The Wet Seal, Inc. Class A	320,600	1,087
Tiffany & Co.	25,700	1,075
WABCO Holdings Inc.	22,090	1,008
^ Columbia Sportswear Co.	22,250	980
* Amerigon Inc.	59,800	885
*^ Lululemon Athletica, Inc.	30,650	871
* Dollar Tree, Inc.	25,200	695
Strayer Education, Inc.	4,300	656
* Big Lots Inc.	29,400	656
* Aeropostale, Inc.	23,750	644
Phillips-Van Heusen Corp.	16,500	626
* The Goodyear Tire & Rubber Co.	23,700	611
* Citi Trends Inc.	32,100	592
Hasbro, Inc.	21,100	589
Tupperware Brands Corp.	14,900	576
DeVry, Inc.	13,700	573
Choice Hotels International, Inc.	16,600	566
Weight Watchers International, Inc.	12,200	565
* Deckers Outdoor Corp.	5,100	550
Sotheby's	18,400	532
* Fossil, Inc.	17,400	531
Advance Auto Parts, Inc.	15,200	517
* Jack in the Box Inc.	19,200	516
* Marvel Entertainment, Inc.	19,200	514
* Priceline.com, Inc.	4,200	508
* ITT Educational Services, Inc.	10,900	501
BorgWarner, Inc.	11,400	491
* LKQ Corp.	21,400	481
Regal Entertainment Group Class A	24,900	480
*^ Blue Nile Inc.	8,700	471
Interactive Data Corp.	16,100	458
* CTC Media, Inc.	15,500	430
American Eagle Outfitters, Inc.	24,200	424
* Lear Corp.	16,300	422
* XM Satellite Radio Holdings, Inc.	35,200	409
* Penn National Gaming, Inc.	9,100	398
*^ Crocs, Inc.	22,400	391
The Buckle, Inc.	8,700	389
Harte-Hanks, Inc.	28,000	383
* Denny's Corp.	128,300	382
RadioShack Corp.	23,300	379
* Discovery Holding Co. Class A	16,200	344
*^ Chipotle Mexican Grill, Inc.	3,000	340
Sinclair Broadcast Group, Inc.	37,800	337
John Wiley & Sons Class A	8,300	330
Thor Industries, Inc.	11,000	327
* Career Education Corp.	24,100	307
* Steiner Leisure Ltd.	9,100	300
*^ Life Time Fitness, Inc.	9,200	287
* DreamWorks Animation SKG, Inc.	10,900	281
^ Polaris Industries, Inc.	6,800	279
* American Apparel, Inc.	28,200	266
Service Corp. International	26,100	265
CBRL Group, Inc.	7,200	258
*^ Under Armour, Inc.	6,600	242
*^ Smith & Wesson Holding Corp.	45,300	227
Men's Wearhouse, Inc.	9,150	213
* A.C. Moore Arts & Crafts, Inc.	30,700	209
* Pre-Paid Legal Services, Inc.	4,700	199
* Raser Technologies, Inc.	22,100	190
* Saks Inc.	14,900	186
* J. Crew Group, Inc.	4,200	186
* Nexstar Broadcasting Group, Inc.	29,500	174
^ Tempur-Pedic International Inc.	15,100	166
The Stanley Works	3,200	152
* CarMax, Inc.	7,600	148
* Sirius Satellite Radio, Inc.	50,700	145
* Westwood One, Inc.	67,500	142
* Buffalo Wild Wings Inc.	5,700	140
* Bright Horizons Family Solutions, Inc.	3,200	138
* Gemstar-TV Guide International, Inc.	28,300	133
* Texas Roadhouse, Inc.	12,500	123
* Getty Images, Inc.	3,200	102
* Valassis Communications, Inc.	8,000	87
* Universal Electronics, Inc.	3,100	75
* Dick's Sporting Goods, Inc.	2,700	72
* Global Sources Ltd.	4,160	62
* Capella Education Co.	1,100	60
* PetMed Express, Inc.	4,900	54
* Genesco, Inc.	2,300	53
* Hibbett Sports Inc.	3,300	51
CKX, Inc.	4,300	41
* Premier Exhibitions Inc.	4,600	28
* Bally Technologies Inc.	800	27
* Maidenform Brands, Inc.	1,600	26
* Sturm, Ruger & Co., Inc.	2,700	22
Family Dollar Stores, Inc.	800	16
* Riviera Holdings Corp.	700	14

		74,343

Consumer Staples (2.6%)
* Chattem, Inc.	51,300	3,403
Nu Skin Enterprises, Inc.	160,000	2,883
Herbalife Ltd.	55,200	2,622
PriceSmart, Inc.	77,200	2,139
Diamond Foods, Inc.	110,300	2,001
Church & Dwight, Inc.	15,400	835
* Central European Distribution Corp.	9,600	559
Flowers Foods, Inc.	20,600	510
* Winn-Dixie Stores, Inc.	23,100	415
* Boston Beer Co., Inc. Class A	7,300	347
* Fresh Del Monte Produce Inc.	8,300	302
Alberto-Culver Co.	8,700	238
* SunOpta, Inc.	42,400	216
Nash-Finch Co.	6,200	211
* Energizer Holdings, Inc.	1,300	118
* Ralcorp Holdings, Inc.	1,800	105
* Darling International, Inc.	7,000	91
* Green Mountain Coffee Roasters, Inc.	1,700	54
McCormick & Co., Inc.	800	30
Coca-Cola Bottling Co.	400	25

		17,104

Energy (4.6%)
St. Mary Land & Exploration Co.	116,900	4,501
* Helix Energy Solutions Group, Inc.	129,400	4,076
CARBO Ceramics Inc.	86,250	3,459
* Clean Energy Fuels Corp.	129,000	1,723
* Oceaneering International, Inc.	23,300	1,468
* FMC Technologies Inc.	23,500	1,337
* Atwood Oceanics, Inc.	13,500	1,238
* Denbury Resources, Inc.	40,400	1,153
Range Resources Corp.	12,000	761
* Superior Energy Services, Inc.	18,200	721
* Exterran Holdings, Inc.	11,100	716
* W-H Energy Services, Inc.	9,800	675
* Petrohawk Energy Corp.	32,100	647
* Dresser Rand Group, Inc.	20,700	637
Frontline Ltd.	13,500	626
Tidewater Inc.	11,000	606
* Comstock Resources, Inc.	14,600	588
* Unit Corp.	10,000	567
Frontier Oil Corp.	18,100	493
* Dawson Geophysical Co.	6,800	459
* Rosetta Resources, Inc.	21,700	427
* Bois d'Arc Energy, Inc.	19,100	410
* Oil States International, Inc.	8,300	372
* Alpha Natural Resources, Inc.	8,400	365
Helmerich & Payne, Inc.	7,200	337
* PetroQuest Energy, Inc.	16,300	283
Cabot Oil & Gas Corp.	4,400	224
* Continental Resources, Inc.	5,500	175
Berry Petroleum Class A	3,700	172
Cimarex Energy Co.	3,100	170
* Willbros Group, Inc.	5,400	165
* Global Industries Ltd.	8,700	140
Western Refining, Inc.	10,200	137
Atlas America, Inc.	2,200	133
Alon USA Energy, Inc.	8,300	126
Patterson-UTI Energy, Inc.	4,200	110
* CNX Gas Corp.	3,400	110
Tesoro Corp.	3,400	102
* Vaalco Energy, Inc.	16,100	80
Ship Finance International Ltd.	2,800	74
* Contango Oil & Gas Co.	1,100	71
* Quicksilver Resources, Inc.	1,600	58
* Bolt Technology Corp.	2,400	44
Delek US Holdings, Inc.	3,300	42
* Gulfmark Offshore, Inc.	400	22

		30,800

Financials (4.5%)
Cash America International Inc.	103,255	3,758
SEI Investments Co.	114,500	2,827
Jefferies Group, Inc.	155,700	2,511
MHI Hospitality Corp.	240,400	1,505
* Pinnacle Financial Partners, Inc.	55,500	1,421
Waddell & Reed Financial, Inc.	35,000	1,125
QC Holdings Inc.	109,140	988
*^ Harris & Harris Group, Inc.	137,800	983
Federated Investors, Inc.	20,900	818
Cullen/Frost Bankers, Inc.	15,000	796
Eaton Vance Corp.	25,300	772
* Philadelphia Consolidated Holding Corp.	17,300	557
Ventas, Inc. REIT	12,300	552
Jones Lang LaSalle Inc.	7,000	541
Nationwide Health Properties, Inc. REIT	15,600	527
Janus Capital Group Inc.	21,900	510
Bank of Hawaii Corp.	9,400	466
* Dollar Financial Corp.	19,000	437
* Knight Capital Group, Inc. Class A	25,600	416
City Bank Lynnwood (WA)	17,900	399
Kilroy Realty Corp. REIT	7,700	378
Taubman Co. REIT	7,200	375
Washington REIT	11,100	371
Alexandria Real Estate Equities, Inc. REIT	3,800	352
City National Corp.	6,900	341
Mid-America Apartment Communities, Inc. REIT	6,800	339
Highwood Properties, Inc. REIT	10,900	339
Home Properties, Inc. REIT	6,900	331
Tanger Factory Outlet Centers, Inc. REIT	8,600	331
Gamco Investors Inc. Class A	6,300	317
EastGroup Properties, Inc. REIT	6,700	311
First Industrial Realty Trust REIT	9,000	278
Health Care Inc. REIT	5,600	253
Saul Centers, Inc. REIT	4,700	236
UDR, Inc. REIT	8,600	211
Odyssey Re Holdings Corp.	5,400	198
Entertainment Properties Trust REIT	4,000	197
* SVB Financial Group	4,300	188
The St. Joe Co.	4,200	180
CapitalSource Inc. REIT	16,400	159
* Nasdaq Stock Market Inc.	4,000	155
HCC Insurance Holdings, Inc.	6,400	145
Maguire Properties, Inc. REIT	9,800	140
Forest City Enterprise Class A	3,800	140
* Alleghany Corp.	408	139
Weingarten Realty Investors REIT	3,600	124
Duke Realty Corp. REIT	5,100	116
* World Acceptance Corp.	3,500	111
Federal Realty Investment Trust REIT	1,300	101
* MF Global Ltd.	9,400	93
PartnerRe Ltd.	1,200	92
Erie Indemnity Co. Class A	1,600	82
* Stifel Financial Corp.	1,800	81
* Alexander's, Inc. REIT	200	71
Associated Estates Realty Corp. REIT	5,457	62
Amtrust Financial Services Inc.	3,800	62
The First Marblehead Corp.	8,100	60
Westamerica Bancorporation	1,000	53
^ Frontier Financial Corp.	2,900	51
Valley National Bancorp	2,500	48
TrustCo Bank NY	4,600	41
Transatlantic Holdings, Inc.	600	40
Digital Realty Trust, Inc. REIT	1,000	36
S & T Bancorp, Inc.	1,100	35
* FCStone Group, Inc.	1,000	28
Greenhill & Co., Inc.	300	21
* First Cash Financial Services, Inc.	1,700	18

		29,739

Health Care (22.9%)
* Bruker BioSciences Corp.	589,600	9,074
* Henry Schein, Inc.	106,200	6,096
* Haemonetics Corp.	99,700	5,940
* Conceptus, Inc.	300,700	5,581
* Illumina, Inc.	69,600	5,283
* Durect Corp.	952,700	5,002
* IDEXX Laboratories Corp.	99,200	4,887
* Dyax Corp.	1,010,100	4,758
* Nektar Therapeutics	641,000	4,449
* Medarex, Inc.	474,400	4,198
*^ Luminex Corp.	205,700	4,042
* Natus Medical Inc.	212,000	3,848
* MWI Veterinary Supply Inc.	107,350	3,785
* Cepheid, Inc.	144,791	3,531
*^ XOMA Ltd.	1,307,400	3,386
* Sun Healthcare Group Inc.	251,500	3,305
* I-trax, Inc.	566,300	3,030
* Align Technology, Inc.	262,500	2,916
* Seattle Genetics, Inc.	313,600	2,854
* Isis Pharmaceuticals, Inc.	196,400	2,771
* Alkermes, Inc.	220,800	2,623
* Adolor Corp.	545,060	2,491
* PDL BioPharma Inc.	225,140	2,384
* LifeCell Corp.	54,700	2,299
* Acorda Therapeutics Inc.	126,600	2,272
* DUSA Pharmaceuticals, Inc.	856,000	2,149
* Intuitive Surgical, Inc.	6,000	1,946
* Cyberonics, Inc.	119,500	1,733
* Exelixis, Inc.	247,200	1,718
*^ Tercica, Inc.	271,820	1,558
*^ BioLase Technology, Inc.	484,073	1,496
* Xenoport Inc.	30,200	1,222
* Cytokinetics, Inc.	367,400	1,220
* Arena Pharmaceuticals, Inc.	169,700	1,161
DENTSPLY International Inc.	29,400	1,135
* Human Genome Sciences, Inc.	190,000	1,119
* QLT Inc.	304,500	1,081
* ImmunoGen, Inc.	300,000	1,074
* Covance, Inc.	12,900	1,070
* Patterson Cos.	29,200	1,060
* Cypress Bioscience, Inc.	139,000	995
* Vertex Pharmaceuticals, Inc.	41,300	987
Pharmaceutical Product Development, Inc.	22,300	934
* Angiodynamics, Inc.	76,900	889
* Pediatrix Medical Group, Inc.	12,200	822
* Orthovita, Inc.	309,780	799
* Techne Corp.	11,000	741
* BioMarin Pharmaceutical Inc.	20,500	725
*^ DepoMed, Inc.	199,200	677
*^ Cell Genesys, Inc.	282,000	663
* Kinetic Concepts, Inc.	13,500	624
* Invitrogen Corp.	7,100	607
* OSI Pharmaceuticals, Inc.	16,100	602
* Charles River Laboratories, Inc.	10,000	589
* Myriad Genetics, Inc.	14,600	588
* NPS Pharmaceuticals Inc.	150,000	585
* Lincare Holdings, Inc.	20,800	585
Meridian Bioscience Inc.	17,300	578
* Iomai Corp.	359,800	576
* Warner Chilcott Ltd.	31,800	572
Perrigo Co.	15,000	566
* Endo Pharmaceuticals Holdings, Inc.	22,900	548
* Dionex Corp.	7,000	539
* Regeneron Pharmaceuticals, Inc.	27,700	532
* PAREXEL International Corp.	19,400	506
* Omnicell, Inc.	24,700	496
* Immucor Inc.	23,200	495
* Cubist Pharmaceuticals, Inc.	26,100	481
* VCA Antech, Inc.	17,300	473
* Somanetics Corp.	30,000	467
* Hologic, Inc.	8,400	467
* Onyx Pharmaceuticals, Inc.	15,900	462
Chemed Corp.	10,800	456
* WellCare Health Plans Inc.	11,600	452
* Inspire Pharmaceuticals, Inc.	117,200	451
* Amedisys Inc.	11,100	437
* La Jolla Pharmaceutical Co.	220,481	434
* CV Therapeutics, Inc.	57,887	413
* Emergency Medical Services LP Class A	15,200	375
* Waters Corp.	6,700	373
* Cerner Corp.	9,800	365
* Pain Therapeutics, Inc.	42,400	358
* Cynosure Inc.	16,700	356
* Varian, Inc.	6,100	353
* Sciele Pharma, Inc.	16,800	328
* Masimo Corp.	12,500	325
* Centene Corp.	21,700	303
*^ ArthroCare Corp.	7,900	263
* Bio-Rad Laboratories, Inc. Class A	2,900	258
* Psychiatric Solutions, Inc.	7,600	258
* Varian Medical Systems, Inc.	5,500	258
* Apria Healthcare Group Inc.	12,800	253
* Pharmanet Development Group, Inc.	9,800	247
* Cantel Medical Corp.	21,000	223
* Watson Pharmaceuticals, Inc.	7,600	223
* Dynavax Technologies Corp.	110,000	216
PerkinElmer, Inc.	8,500	206
* Obagi Medical Products, Inc.	23,342	203
Applera Corp.-Applied Biosystems Group	6,100	200
* Health Net Inc.	6,000	185
* Skilled Healthcare Group Inc.	13,200	145
* Cephalon, Inc.	2,100	135
* Santarus Inc.	51,500	132
* Nuvelo, Inc.	182,945	130
* United Therapeutics Corp.	1,200	104
* Neurogen Corp.	55,000	102
*^ Artes Medical Inc.	77,900	101
* eResearch Technology, Inc.	6,200	77
* Millipore Corp.	900	61
Mylan Inc.	5,000	58
* ResMed Inc.	1,200	51
* Matria Healthcare, Inc.	2,100	47
* Hi-Tech Pharmacal Co., Inc.	2,900	26
* Zoll Medical Corp.	600	16

		151,674

Industrials (17.9%)
The Dun & Bradstreet Corp.	109,800	8,936
Tennant Co.	187,000	7,444
* Stericycle, Inc.	125,550	6,466
* RBC Bearings Inc.	142,400	5,287
* The Advisory Board Co.	94,260	5,179
Comfort Systems USA, Inc.	383,000	4,983
^ Horizon Lines Inc.	255,000	4,746
Ritchie Brothers Auctioneers Inc.	50,720	4,165
McGrath RentCorp	160,850	3,878
Healthcare Services Group, Inc.	183,400	3,785
Donaldson Co., Inc.	90,900	3,661
Chicago Bridge & Iron Co. N.V.	71,000	2,786
^ Watsco, Inc.	67,100	2,779
* Exponent, Inc.	78,900	2,591
MSC Industrial Direct Co., Inc. Class A	51,800	2,189
Albany International Corp.	57,500	2,078
* IHS Inc. Class A	32,100	2,064
Heartland Express, Inc.	143,340	2,044
* Kenexa Corp.	95,140	1,758
* Flow International Corp.	176,600	1,641
* BTU International, Inc.	173,500	1,596
* Jacobs Engineering Group Inc.	20,200	1,487
American Ecology Corp.	48,200	1,221
* Genesee & Wyoming Inc. Class A	34,300	1,180
* Huron Consulting Group Inc.	27,150	1,128
The Manitowoc Co., Inc.	25,700	1,049
* First Solar, Inc.	4,400	1,017
* APAC Teleservices, Inc.	1,168,863	1,015
* Kadant Inc.	33,800	993
Harsco Corp.	16,389	908
Pall Corp.	24,600	863
* GeoEye Inc.	32,550	846
* FTI Consulting, Inc.	11,900	845
Resources Connection, Inc.	47,300	845
* Celadon Group Inc.	87,200	844
Walter Industries, Inc.	13,200	827
* Kirby Corp.	13,400	764
J.B. Hunt Transport Services, Inc.	22,600	710
* Copart, Inc.	18,200	705
* Alliant Techsystems, Inc.	6,700	694
Valmont Industries, Inc.	7,100	624
* SunPower Corp. Class A	8,300	618
Flowserve Corp.	5,500	574
Trinity Industries, Inc.	20,600	549
* II-VI, Inc.	14,300	543
Woodward Governor Co.	19,000	508
* Sterling Construction Co., Inc.	27,700	505
* The Middleby Corp.	8,000	499
The Toro Co.	12,000	497
Watson Wyatt & Co. Holdings	8,600	488
Acuity Brands, Inc.	11,100	477
* Delta Air Lines Inc.	53,300	458
GATX Corp.	11,700	457
Herman Miller, Inc.	18,300	450
* Copa Holdings SA Class A	11,700	446
* Perini Corp.	12,100	438
Graco, Inc.	11,900	431
* United Stationers, Inc.	8,900	425
* Columbus McKinnon Corp.	13,700	424
* Allied Waste Industries, Inc.	38,900	420
Steelcase Inc.	36,565	404
Applied Industrial Technology, Inc.	13,500	403
Interface, Inc.	28,600	402
* Consolidated Graphics, Inc.	7,100	398
Ampco-Pittsburgh Corp.	9,200	395
UAL Corp.	17,800	383
* RSC Holdings Inc.	35,000	382
* TransDigm Group, Inc.	10,000	371
Genco Shipping and Trading Ltd.	6,400	361
* Avis Budget Group, Inc.	33,200	353
* Beacon Roofing Supply, Inc.	35,250	353
* AGCO Corp.	5,600	335
Eagle Bulk Shipping Inc.	12,400	319
* Michael Baker Corp.	14,200	319
Hubbell Inc. Class B	6,900	301
Mine Safety Appliances Co.	6,700	276
ABM Industries Inc.	12,200	274
Roper Industries Inc.	4,600	273
Twin Disc, Inc.	16,700	264
* M&F Worldwide Corp.	6,900	258
* Shaw Group, Inc.	5,000	236
Ametek, Inc.	5,000	219
Equifax, Inc.	6,300	217
* Ceradyne, Inc.	6,600	211
* Teledyne Technologies, Inc.	4,300	202
* H&E Equipment Services, Inc.	15,100	190
* BE Aerospace, Inc.	5,200	182
* General Cable Corp.	3,000	177
Dynamic Materials Corp.	4,000	173
* Mobile Mini, Inc.	9,000	171
Raven Industries, Inc.	5,000	152
UAP Holding Corp.	3,700	142
KBR Inc.	5,100	141
CLARCOR Inc.	3,800	135
* EMCOR Group, Inc.	5,200	115
* Corrections Corp. of America	4,100	113
* Quanta Services, Inc.	4,700	109
Bucyrus International, Inc.	1,000	102
* Evergreen Solar, Inc.	10,600	98
Sun Hydraulics Corp.	2,700	79
Landstar System, Inc.	1,300	68
Oshkosh Truck Corp.	1,700	62
* Team, Inc.	2,200	60
HEICO Corp.	1,200	59
Forward Air Corp.	1,300	46
* NuCo2, Inc.	1,500	42
* Stanley Inc.	1,400	41
Kaydon Corp.	900	40
* Orbital Sciences Corp.	1,200	29
Waste Industries USA, Inc.	600	22
* Covanta Holding Corp.	700	19
* ChoicePoint Inc.	400	19

		118,323

Information Technology (22.8%)
* Ciena Corp.	212,515	6,552
* Radiant Systems, Inc.	363,900	5,084
* Microsemi Corp.	189,450	4,319
* Ariba, Inc.	423,799	4,094
* Red Hat, Inc.	219,650	4,039
* Riverbed Technology, Inc.	248,200	3,688
* Littelfuse, Inc.	102,300	3,577
* VeriFone Holdings, Inc.	217,600	3,453
* Blue Coat Systems, Inc.	155,546	3,428
^ Marchex, Inc.	342,169	3,415
* Pericom Semiconductor Corp.	229,700	3,372
* Vocus, Inc.	125,000	3,300
* ViaSat, Inc.	150,600	3,271
* PLX Technology, Inc.	481,337	3,211
* PROS Holdings, Inc.	255,100	3,202
* Concur Technologies, Inc.	92,600	2,875
^ Heartland Payment Systems, Inc.	118,800	2,734
* Varian Semiconductor Equipment Associates, Inc.	96,300	2,711
* FEI Co.	122,750	2,680
* Taleo Corp. Class A	136,700	2,652
* Cadence Design Systems, Inc.	248,100	2,650
* OSI Systems Inc.	109,200	2,514
* Sycamore Networks, Inc.	685,400	2,509
* Verigy Ltd.	131,200	2,472
* Euronet Worldwide, Inc.	118,600	2,284
* Cymer, Inc.	72,700	1,893
* Hutchinson Technology, Inc.	118,250	1,881
* Guidance Software Inc.	209,800	1,878
TheStreet.com, Inc.	213,300	1,723
*^ Optium Corp.	228,900	1,609
* Sonic Solutions, Inc.	160,000	1,544
* Trimble Navigation Ltd.	52,500	1,501
* Ness Technologies Inc.	156,100	1,481
* Dolby Laboratories Inc.	40,500	1,469
* MKS Instruments, Inc.	68,500	1,466
* Ceva, Inc.	191,100	1,462
* Teradyne, Inc.	117,500	1,459
* DemandTec, Inc.	136,887	1,396
* PMC Sierra Inc.	232,100	1,323
* Cogent Inc.	135,800	1,281
* Harris Stratex Networks, Inc. Class A	116,125	1,165
* Acme Packet, Inc.	141,900	1,134
* Advanced Analogic Technologies, Inc.	199,765	1,123
* The Ultimate Software Group, Inc.	35,900	1,079
* McAfee Inc.	32,100	1,062
* Activision, Inc.	34,900	953
* VASCO Data Security International, Inc.	68,800	941
* BEA Systems, Inc.	48,400	927
* Salary.com, Inc.	139,100	917
* FLIR Systems, Inc.	29,600	891
* Mettler-Toledo International Inc.	8,700	845
Global Payments Inc.	20,400	844
Total System Services, Inc.	35,200	833
* NAVTEQ Corp.	12,100	823
* DSP Group Inc.	64,200	818
* AuthenTec, Inc.	78,800	783
* OpNext, Inc.	140,400	765
* Aruba Networks, Inc.	143,300	747
* Ulticom, Inc.	111,000	745
* MICROS Systems, Inc.	21,800	734
* Gerber Scientific, Inc.	81,000	720
* ANSYS, Inc.	20,600	711
Intersil Corp.	24,400	626
* BMC Software, Inc.	19,200	624
* NeuStar, Inc. Class A	23,500	622
* QLogic Corp.	38,300	588
* Western Digital Corp.	21,500	581
* CommScope, Inc.	16,300	568
* Sohu.com Inc.	12,400	560
* Compuware Corp.	72,500	532
* Plexus Corp.	18,300	513
* Amkor Technology, Inc.	45,300	485
* ScanSource, Inc.	13,200	478
* Lexmark International, Inc.	15,500	476
* Alliance Data Systems Corp.	9,700	461
* Sykes Enterprises, Inc.	25,600	450
* SPSS, Inc.	11,600	450
* Parametric Technology Corp.	27,900	446
Integral Systems, Inc.	14,900	436
* Fairchild Semiconductor International, Inc.	36,500	435
* Cree, Inc.	15,400	431
Syntel, Inc.	15,500	413
InfoSpace, Inc.	35,100	406
Technitrol, Inc.	17,400	402
* EMS Technologies, Inc.	14,500	394
Jack Henry & Associates Inc.	15,800	390
Cass Information Systems, Inc.	12,300	388
* ManTech International Corp.	8,500	386
* Sigma Designs, Inc.	17,000	385
* Skyworks Solutions, Inc.	51,600	376
* JDA Software Group, Inc.	20,400	372
* EPIQ Systems, Inc.	23,300	362
* Entegris Inc.	50,200	361
* Vignette Corp.	27,300	361
* Double-Take Software Inc.	30,400	355
* ON Semiconductor Corp.	61,930	352
* Semtech Corp.	24,500	351
* Novatel Wireless, Inc.	35,900	348
* Emulex Corp.	21,300	346
* Multi-Fineline Electronix, Inc.	18,000	338
* Sybase, Inc.	12,600	331
* Dycom Industries, Inc.	26,400	317
* salesforce.com, inc.	5,400	313
* Interwoven Inc.	29,200	312
*^ Constant Contact, Inc.	20,000	290
* Neutral Tandem, Inc.	16,000	288
* Virtusa Corp.	28,400	277
* PC Connection, Inc.	34,100	270
* Iron Mountain, Inc.	9,500	251
* Akamai Technologies, Inc.	8,900	251
* MRV Communications Inc.	175,460	240
ADTRAN Inc.	12,600	233
* Bankrate, Inc.	4,600	229
* Forrester Research, Inc.	8,300	221
* Zoran Corp.	16,000	219
* Liquidity Services, Inc.	25,100	201
* DST Systems, Inc.	2,800	184
* iGATE Corp.	25,727	183
* Foundry Networks, Inc.	15,800	183
* Greenfield Online, Inc.	13,574	161
* Stratasys, Inc.	8,900	158
* Synaptics Inc.	6,200	148
* Synopsys, Inc.	6,500	148
* Silicon Laboratories Inc.	4,600	145
* Manhattan Associates, Inc.	6,200	142
* j2 Global Communications, Inc.	5,700	127
* Comtech Telecommunications Corp.	3,100	121
* Harmonic, Inc.	15,400	117
* Omniture, Inc.	4,700	109
Broadridge Financial Solutions LLC	5,800	102
* Power Integrations, Inc.	3,300	97
* Informatica Corp.	5,500	94
* Itron, Inc.	1,000	90
* NETGEAR, Inc.	4,100	82
* Websense, Inc.	3,600	68
* Ansoft Corp.	2,200	67
* Cypress Semiconductor Corp.	2,800	66
* FARO Technologies, Inc.	1,800	56
* Techwell, Inc.	4,267	46
* SRA International, Inc.	1,900	46
* CACI International, Inc.	1,000	46
Renaissance Learning, Inc.	3,200	45
* Solera Holdings, Inc.	1,600	39
Fair Isaac, Inc.	1,600	34
* S1 Corp.	4,800	34
* Sapient Corp.	4,500	31
* Atheros Communications, Inc.	1,400	29
* Immersion Corp.	3,100	22
* Affiliated Computer Services, Inc. Class A	400	20
MoneyGram International, Inc.	10,300	19
Pegasystems Inc.	600	6

		151,168

Materials (4.5%)
AptarGroup Inc.	200,800	7,817
Sensient Technologies Corp.	229,600	6,771
Arch Chemicals, Inc.	56,400	2,101
*^ LSB Industries, Inc.	141,250	2,082
AK Steel Holding Corp.	21,300	1,159
Cleveland-Cliffs Inc.	8,600	1,030
* Owens-Illinois, Inc.	15,700	886
Celanese Corp. Series A	20,100	785
International Flavors & Fragrances, Inc.	17,200	758
* Terra Industries, Inc.	20,000	711
Greif Inc. Class A	9,600	652
RPM International, Inc.	30,300	634
Sigma-Aldrich Corp.	7,600	453
NewMarket Corp.	6,000	453
Lubrizol Corp.	8,000	444
CF Industries Holdings, Inc.	4,000	414
Silgan Holdings, Inc.	7,400	367
* Landec Corp.	40,000	337
Albemarle Corp.	7,600	277
Airgas, Inc.	5,500	250
Martin Marietta Materials, Inc.	2,000	212
Nalco Holding Co.	9,600	203
Ball Corp.	3,700	170
Packaging Corp. of America	6,300	141
* Crown Holdings, Inc.	4,600	116
Steel Dynamics, Inc.	3,200	106
Kaiser Aluminum Corp.	1,200	83
Valhi, Inc.	3,000	70
* Flotek Industries, Inc.	4,200	61
Myers Industries, Inc.	3,500	46
* General Moly, Inc.	4,100	33
* Pactiv Corp.	1,000	26
* ShengdaTech Inc.	2,800	24

		29,672

Telecommunication Services (0.7%)
*^ Clearwire Corp.	214,500	3,177
Telephone & Data Systems, Inc.	13,200	518
NTELOS Holdings Corp.	20,100	486
* Premiere Global Services, Inc.	26,000	373
* Rural Cellular Corp. Class A	7,000	310

		4,864

Utilities (0.7%)
Ormat Technologies Inc.	59,600	2,563
Energen Corp.	6,600	411
* Reliant Energy, Inc.	16,700	395
EnergySouth, Inc.	6,700	350
Equitable Resources, Inc.	5,400	318
CenterPoint Energy Inc.	17,600	251
ITC Holdings Corp.	3,100	161
Consolidated Water Co., Ltd.	6,500	143

		4,592

Exchange-Traded Funds (1.0%)
1 Vanguard Small-Cap Growth ETF	104,300	6,555

Total Common Stocks
(Cost $675,654)		618,834

Temporary Cash Investments (10.8%)

Money Market Fund (10.4%)
2 Vanguard Market Liquidity Fund, 2.800%	69,346,932	69,347
	Face
	Amount
	($000)

U.S. Agency Obligations (0.4%)
3 Federal National Mortgage Assn.
4 2.701%, 4/21/08	2,000	1,998
3 Federal Home Loan Bank
4 2.839%, 4/4/08	400	400

Total Temporary Cash Investments
(Cost $71,744)		71,745

Total Investments (104.2%)
(Cost $747,398)		690,579

Other Assets and Liabilities-Net (-4.2%)		(27,752)

Net Assets (100%)		662,827

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $2,398,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2008, the cost of investment securities for tax purposes was $747,398,000. Net unrealized deprecation of investment securities for tax purposes was $56,819,000, consisting of unrealized gains of $55,057,000 on securities that had risen in value since their purchase and $111,876,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 95.6% and 8.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Russell 2000 Index	30	10,350	402
E-mini S&P MidCap 400 Index	51	3,986	82
E-mini Russell 2000 Index	11	759	6

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities. Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)

Level 1- Quoted Prices	688,181	490
Level 2- Other Significant Observable Inputs	2,398	-
Level 3- Significant Unobservable Inputs	-	-
Total	690,579	490

Vanguard VVIF International Portfolio
Schedule of Investments
March 31, 2008

	Shares	Market Value ($000)

Common Stocks (95.5%)

Australia (3.1%)
Woodside Petroleum Ltd.	365,000	18,139
Woolworths Ltd.	573,500	15,254
Brambles Ltd.	1,339,600	12,244
James Hardie Industries NV	1,085,000	6,213
^ Macquarie Group, Ltd.	98,000	4,731
Sims Group Ltd.	34,900	950
Amcor Ltd.	136,400	892

		58,423

Austria (0.1%)
Wienerberger AG	22,100	1,172

Belgium (0.0%)
Barco NV	12,350	884
KBC Bank & Verzekerings Holding	9	1

		885

Brazil (5.9%)
Petroleo Brasileiro SA Series A ADR	424,100	35,917
Companhia Vale do Rio Doce Sponsored ADR	1,116,500	32,546
Banco Itau Holding Financeira SA ADR	772,600	17,584
Unibanco-Uniao de Bancos Brasileiros SA	1,494,000	17,395
Redecard SA	316,000	5,195
Companhia Vale do Rio Doce Pfd. Class A	35,700	1,030
Petroleo Brasileiro SA Pfd.	20,700	872
Votorantim Celulose e Papel SA Pfd.	24,850	704
Banco do Brasil SA	45,200	596

		111,839

Canada (1.4%)
Niko Resources Ltd.	154,570	12,536
Cameco Corp.	353,774	11,663
Sherritt International Corp.	68,950	975
Harry Winston Diamond Corp.	27,286	654
1 Harry Winston Diamond Corp.	8,314	189

		26,017

China (2.0%)
China Unicom Ltd.	5,108,000	10,853
China Resources Enterprise Ltd.	3,330,000	10,805
China Mobile (Hong Kong) Ltd.	579,000	8,699
Denway Motors Ltd.	13,038,000	5,574
Chaoda Modern Agriculture Holdings Ltd.	668,000	763
Dongfeng Motor Corp.	1,476,000	671

		37,365

Denmark (2.8%)
* Vestas Wind Systems A/S	183,999	20,254
Novo Nordisk A/S B Shares	266,000	18,305
Danske Bank A/S	227,000	8,407
^ Novozymes A/S	48,600	4,572
AP Moller-Maersk A/S B Shares	98	1,100

		52,638

France (7.5%)
L'Oreal SA	256,700	32,592
Total SA	329,050	24,377
Suez SA	326,412	21,395
Essilor International SA	324,100	21,181
AXA	437,000	15,805
* Groupe Danone	165,550	14,803
STMicroelectronics NV	732,000	7,795
Societe Generale Class A	38,457	3,763
* Societe Generale - New	9,728	936

		142,647

Germany (7.3%)
SAP AG	503,000	24,991
Porsche AG	129,800	23,716
Siemens AG	174,600	18,936
Adidas AG	282,235	18,623
* Q-Cells AG	115,330	11,491
Bayerische Motoren Werke AG	171,920	9,478
Linde AG	63,000	8,875
Celesio AG	175,000	8,666
Solarworld AG	143,510	6,852
Deutsche Bank AG	48,748	5,509
E.On AG	6,500	1,203

		138,340

Greece (0.5%)
EFG Eurobank Ergasias	305,611	9,297
Symrise AG	40,700	1,052

		10,349

Hong Kong (5.0%)
Swire Pacific Ltd. A Shares	1,341,500	15,203
Esprit Holdings Ltd.	1,185,150	14,381
Jardine Matheson Holdings Ltd.	387,400	12,286
Industrial and Commercial Bank of China Ltd. Class H	14,900,000	10,493
Shangri-La Asia Ltd.	3,124,000	8,518
CNOOC Ltd.	5,723,500	8,432
Jardine Strategic Holdings Ltd.	489,500	8,267
Hong Kong Exchanges & Clearing Ltd.	365,500	6,350
Hutchison Telecommunications International Ltd.	4,408,000	6,292
Li & Fung Ltd.	1,348,000	5,049
Techtronic Industries Co., Ltd.	760,000	755

		96,026

India (0.8%)
*1 Bharti Airtel Ltd. Warrants Exp. 8/10/10	285,000	5,876
1 State Bank of India Warrants Exp. 1/28/09	83,000	3,343
Infrastructure Development Finance Co., Ltd.	709,000	2,674
*1 Infrastructure Development Finance Co. Ltd. Warrants Exp. 8/04/08	622,000	2,342
*1 Infrastructure Development Finance Co Ltd. Warrants Exp. 1/20/10	524,841	1,973
* State Bank of India Rights Exp. 3/18/08	16,600	4

		16,212

Indonesia (0.1%)
PT Indonesian Satellite Corp. Tbk	1,479,500	1,143

Ireland (0.9%)
Allied Irish Banks PLC	475,700	10,143
Anglo Irish Bank Corp. PLC	472,000	6,343
Kerry Group PLC A Shares	35,800	1,124

		17,610

Israel (1.7%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	589,609	27,234
Makhteshim-Agan Industries Ltd.	700,000	5,134

		32,368

Italy (3.3%)
Intesa Sanpaolo SpA	6,108,559	43,097
Unicredito Italiano SpA	2,783,600	18,651

		61,748

Japan (12.9%)
Canon, Inc.	445,000	20,756
Toray Industries, Inc.	2,653,000	17,389
Honda Motor Co., Ltd.	585,600	16,915
Mitsui Sumitomo Insurance Co.	1,479,000	14,847
SMC Corp.	132,500	14,076
Rakuten, Inc.	21,502	12,949
Sony Corp.	281,000	11,302
Mitsubishi Corp.	368,000	11,259
Komatsu Ltd.	393,200	11,071
Central Japan Railway Co.	1,054	10,951
Mitsui & Co., Ltd.	506,000	10,383
Ushio Inc.	505,900	9,581
Nintendo Co.	18,000	9,418
Sekisui Chemical Co.	1,468,000	8,933
Japan Tobacco, Inc.	1,728	8,644
Square Enix Co., Ltd.	234,800	8,239
Asahi Glass Co., Ltd.	594,000	6,590
Hoya Corp.	271,800	6,422
Yamada Denki Co., Ltd.	70,000	6,103
Orix Corp.	42,000	5,792
Sumitomo Mitsui Financial Group, Inc.	847	5,626
Sumitomo Realty & Development Co.	281,000	5,006
Sumitomo Heavy Industries Ltd.	672,000	4,383
Ebara Corp.	927,000	2,850
FamilyMart Co., Ltd.	31,200	1,132
Toyota Motor Corp.	21,800	1,101
Yamaha Motor Co., Ltd.	51,200	952
Astellas Pharma Inc.	23,400	919
Sumitomo Electric Industries Ltd.	66,700	853

		244,442

Luxembourg (1.1%)
ArcelorMittal	246,000	20,149

Malaysia (0.5%)
Genting Bhd.	4,690,900	9,669

Mexico (1.6%)
America Movil SA de CV Series L ADR	212,200	13,515
America Movil SA de CV	3,450,000	10,986
Wal-Mart de Mexico SA	1,077,300	4,543
Consorcio ARA SA de CV	650,000	663

		29,707

Netherlands (2.1%)
SBM Offshore NV	559,000	18,033
Heineken Holding NV	190,627	9,591
Koninklijke (Royal) Philips Electronics NV	227,000	8,690
ING Groep NV	36,500	1,365
European Aeronautic Defence and Space Co.	40,450	958
TNT NV	25,000	927

		39,564

Norway (0.6%)
Telenor ASA	497,000	9,571
Statoil ASA	38,950	1,169

		10,740

Russia (0.9%)
OAO Gazprom ADR	346,649	17,665

Singapore (0.5%)
Keppel Land Ltd.	2,139,000	8,704
DBS Group Holdings Ltd.	58,050	764

		9,468

South Africa (0.0%)
MTN Group Ltd.	48,700	740

South Korea (2.6%)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	634,000	24,349
* Hynix Semiconductor Inc.	473,000	13,338
Samsung Fire & Marine Insurance Co.	24,600	5,100
Shinsegae Co., Ltd.	6,800	4,295
Samsung Electronics Co., Ltd.	1,625	1,028
Hankook Tire Co. Ltd.	48,000	764

		48,874

Spain (2.0%)
Telefonica SA	756,000	21,721
Industria de Diseno Textil SA	276,500	15,347

		37,068

Sweden (4.4%)
Atlas Copco AB - A Shares	1,745,478	29,846
Sandvik AB	1,525,595	26,541
Telefonaktiebolaget LM Ericsson AB Class B	5,513,928	10,817
Svenska Handelsbanken AB A Shares	229,577	6,691
Skandinaviska Enskilda Banken AB A Shares	207,000	5,423
Oriflame Cosmetics SA	75,000	4,986

		84,304

Switzerland (6.4%)
Roche Holdings AG	143,850	27,111
Syngenta AG	83,915	24,515
Cie. Financiere Richemont AG	374,377	21,019
Nestle SA (Registered)	37,925	18,957
UBS AG	483,964	14,092
* Geberit AG	62,840	9,366
Adecco SA (Registered)	66,455	3,839
Novartis AG (Registered)	25,000	1,283
Holcim Ltd. (Registered)	11,650	1,224

		121,406

Taiwan (1.1%)
Taiwan Semiconductor Manufacturing Co., Ltd.	4,919,952	10,182
Hon Hai Precision Industry Co., Ltd.	1,765,080	10,162
Compal Electronics Inc.	870,000	837

		21,181

United Kingdom (16.4%)
Standard Chartered PLC	1,330,400	45,494
Tesco PLC	5,683,000	42,830
Rio Tinto PLC	356,600	37,060
BHP Billiton PLC	832,700	24,526
BG Group PLC	870,000	20,159
Rolls-Royce Group PLC	2,457,000	19,680
WPP Group PLC	1,630,000	19,460
Rexam PLC	1,924,665	16,299
Royal Dutch Shell PLC Class A (Amsterdam Shares)	388,000	13,382
The Sage Group PLC	2,482,989	9,286
Meggitt PLC	1,689,000	9,242
Barclays PLC	954,000	8,607
Reckitt Benckiser Group PLC	138,000	7,653
* Admiral Group PLC	460,000	7,335
Capita Group PLC	416,129	5,607
Rentokil Initial PLC	2,684,000	5,186
Bunzl PLC	368,200	5,186
Royal Bank of Scotland Group PLC	665,000	4,455
SABMiller PLC	104,753	2,297
Unilever PLC	40,650	1,375
HSBC Holdings PLC	77,150	1,271
GlaxoSmithKline PLC	57,250	1,211
Ultra Electronics Holdings PLC	42,557	1,093
Victrex PLC	72,650	1,082
Inchcape PLC	125,272	1,000

		310,776

Total Common Stocks
(Cost $1,597,394)		1,810,535

Temporary Cash Investments (4.0%)

Money Market Fund (3.8%)
2 Vanguard Market Liquidity Fund, 2.800%	71,547,088	71,547
	Face Amount ($000)

U.S. Government & Agency Obligation (0.2%)
3 Federal National Mortgage Assn.
2.908%, 4/16/08	4,000	3,996

Total Temporary Cash Investments
(Cost $75,542)		75,543

Total Investments (99.5%)
(Cost $1,672,936)		1,886,078

Other Assets and Liabilities - Net (0.5%)		10,226

Net Assets (100%)		1,896,304

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the aggregate value of these securities was $13,723,000, representing 0.7% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded portfolios), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2008, the cost of investment securities for tax purposes was $1,674,954,000. Net unrealized appreciation of investment securities for tax purposes was $211,124,000, consisting of unrealized gains of $328,129,000 on securities that had risen in value since their purchase and $117,005,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At March 31, 2008, the fund had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)				Unrealized Appreciation
Contract Settlement Date	Receive		Deliver		(Depreciation) ($000)

7/10/2008	USD	83,781	GBP	42,710	(280)
6/25/2008	EUR	21,414	USD	33,527	(117)
6/18/2008	JPY	1,750,280	USD	16,885	(297)

EUR-Euro.
GBP-British pound.
JPY-Japanese yen.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.1% and 0.4%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

MSCI Pan-Euro Index	1,655	53,235	1,767
Topix Index	124	15,143	85

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.
Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities ($000)	Forward Currency Contracts ($000)	Futures Contracts ($000)
Level 1- Quoted Prices	266,155	(694)	1,852
Level 2- Other Significant Observable Inputs	1,619,923
Level 3- Significant Unobservable Inputs	-
Total	1,886,078	(694)	1,852

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 13, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 13, 2008

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 13, 2008

* By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by reference.